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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05062

                                  ING GET Fund
                                  ------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                                                      SEMI-ANNUAL REPORT

[PHOTO OF COMPASS]

SEMI-ANNUAL REPORT
June 30, 2004
                                                 ING GET FUND

                                                 Series E
                                                 Series G
                                                 Series H
                                                 Series I
                                                 Series J
                                                 Series K
                                                 Series L
                                                 Series M
                                                 Series N
                                                 Series P
                                                 Series Q
                                                 Series R
                                                 Series S
                                                 Series T
                                                 Series U
                                                 Series V

                                                            [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..........................................    1
Market Perspective..........................................    2
Portfolio Managers' Reports.................................    4
Investment Strategy and Principal Risks.....................   22
Statements of Assets and Liabilities........................   25
Statements of Operations....................................   28
Statements of Changes in Net Assets.........................   31
Financial Highlights........................................   39
Notes to Financial Statements...............................   55
Portfolios of Investments...................................   65
Trustee and Officer Information.............................  145

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

(PHOTO OF JAMES M. HENNESSY)

JAMES M. HENNESSY

Dear Shareholder:

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong.

The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                            MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.
------------------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET FUND -- SERIES E THROUGH V                    PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM:

ASSET ALLOCATION: Mary Ann Fernandez, Senior Vice President, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., "ING IM") -- the Sub-Adviser, serves as strategist for ING GET Fund, Series E, G, H, I, J, K, L, M, N, P, Q, R, S, T, U, and V (each a "Series"; collectively the "GET Series") and is responsible for overseeing overall Series strategy and the allocation of Series' Assets between the Equity and Fixed components.

EQUITY COMPONENT: Hugh T.M. Whelan, Portfolio Manager, and Douglas K. Cote, Portfolio Manager, ING IM, co-manage the Equity Component.

FIXED COMPONENT: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager, ING IM.

INVESTMENT OBJECTIVE:

GET FUND, SERIES E-T: seeks to achieve a maximum total return (Targeted Return) without compromising a minimum Targeted Return by participating in favorable equity market performance during the Guarantee Periods.

GET FUND, SERIES U-V: seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PERFORMANCE: Listed Below are the total returns for each Series, the Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Aggregate Bond ("LBAB") Index for the six months ended June 30, 2004:

Series E                                    0.52%
Series G                                    0.41%
Series H                                    0.40%
Series I                                    0.10%
Series J                                    0.10%
Series K                                   -0.10%
Series L                                    0.10%
Series M                                    0.00%
Series N                                    0.00%
Series P                                   -0.29%
Series Q                                   -0.09%
Series R                                    0.09%
Series S                                    0.00%
Series T                                    0.00%
Series U                                    0.00%
Series V                                   -0.41%
S&P 500 Index(1)                            3.44%
LBAB Index(2)                               0.16%

(1) The S&P 500 Index is an unmanaged index that measures the performance of the securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PORTFOLIO SPECIFICS: Series performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Series' allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, both of which characterized these Series, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Series generally buys equities (and sells bonds) when the equity market rises and sells equities (and buys bonds) as the equity market declines. The use of fixed income securities reduces the Series' ability to participate as fully in upward moving equity markets.

The Series' fixed income component outperformed the Lehman Brothers Aggregate Bond Index. Over the period, short duration treasury, agency and credit and sectors outperformed similar longer duration sectors. The strong performing groups in the Lehman Aggregate Index were asset-backed securities (specifically manufactured housing and home equity sub-sectors) and mortgage-backed securities. The Series' fixed income component is comprised primarily of short-term Treasury and agency securities. The Series' equity component underperformed the S&P 500 Index mainly due to adverse security selection in information technology and telecommunication stocks. That performance was offset somewhat by the positive impact of healthcare and utility stocks. Asset allocation had a modest positive impact on performance. Over the period the strong performing sectors in the S&P 500

PORTFOLIO MANAGERS' REPORT                    ING GET FUND -- SERIES E THROUGH V
--------------------------------------------------------------------------------

Index were energy and consumer staples and the weak performing sectors included materials and consumer discretionary.

MARKET OUTLOOK: The second quarter of 2004 ended a little softer, as inflation crept up slightly, employment took a sideways move and oil prices continued to be high. Second quarter corporate profit outlook appears to be revised upward by analysts and we believe it will likely exceed the increased optimism as it has for the past five quarters. Despite this potentially strong earnings season, the S&P 500 Index turned in lackluster performance. On June 30, 2004, at the much anticipated Federal Open Market Committee meeting, the Federal Reserve ("Fed") Funds rate was increased to 1.25%, a 25 basis point increase that was in line with consensus expectations. The Fed's comments pointed to a measured path of tightenings versus aggressive tightenings going forward. Allocation between equities and fixed income securities are dependent on our quantitative asset allocation model, which uses the factors mentioned above not on a qualitative evaluation of the bond versus the equity markets.

Presented below is the asset allocation for each Series as of June 30, 2004 as presented in the accompanying Portfolio of Investments as a percentage of net assets.

                              FIXED INCOME
                               COMPONENT     EQUITY COMPONENT
                              ------------   ----------------
Series E                          85.1%            15.0%
Series G                          95.3%             4.8%
Series H                          90.0%            10.1%
Series I                          93.9%             6.2%
Series J                          95.6%             4.6%
Series K                          98.9%             1.2%
Series L                          93.7%             6.4%
Series M                          90.5%             9.6%
Series N                          85.6%            14.5%
Series P                          90.7%             9.4%
Series Q                          81.0%            19.1%
Series R                          74.6%            25.5%
Series S                          74.5%            25.6%
Series T                          73.9%            26.2%
Series U                          66.5%            33.4%
Series V                          82.5%            17.6%

ING GET FUND -- SERIES E                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            -----------------------------------
                                                            SINCE INCEPTION
                                                          OF GUARANTEE PERIOD
                                             1 YEAR       SEPTEMBER 15, 1999
                                             ------       ------------------
ING GET Fund -- Series E                       1.69%              2.22%
S&P 500 Index(1)                              19.11%             (1.52)%(2)
Lehman Brothers Aggregate Bond Index(3)        0.32%              7.30%(2)

The table above illustrates the total return of ING GET Fund -- Series E against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from September 1, 1999.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES G
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            -----------------------------------
                                                            SINCE INCEPTION
                                                          OF GUARANTEE PERIOD
                                             1 YEAR        DECEMBER 15, 1999
                                             ------        -----------------
ING GET Fund -- Series G                       1.16%              1.94%
S&P 500 Index(1)                              19.11%             (2.77)%(2)
Lehman Brothers Aggregate Bond Index(3)        0.32%              7.36%(2)

The table above illustrates the total return of ING GET Fund -- Series G against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from December 1, 1999.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES H                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            -----------------------------------
                                                            SINCE INCEPTION
                                                          OF GUARANTEE PERIOD
                                             1 YEAR         MARCH 15, 2000
                                             ------         --------------
ING GET Fund -- Series H                       1.57%              2.29%
S&P 500 Index(1)                              19.11%             (2.64)%(2)
Lehman Brothers Aggregate Bond Index(3)        0.32%              7.71%(2)

The table above illustrates the total return of ING GET Fund -- Series H against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from March 1, 2000.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES I
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                             SINCE INCEPTION
                                                           OF GUARANTEE PERIOD
                                              1 YEAR          JUNE 15, 2000
                                              ------          -------------
ING GET Fund -- Series I                        0.85%              2.01%
S&P 500 Index(1)                               19.11%             (3.78)%(2)
Lehman Brothers Aggregate Bond Index(3)         0.32%              7.94%(2)

The table above illustrates the total return of ING GET Fund -- Series I against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from June 1, 2000.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES J                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                             SINCE INCEPTION
                                                           OF GUARANTEE PERIOD
                                              1 YEAR       SEPTEMBER 14, 2000
                                              ------       ------------------
ING GET Fund -- Series J                        0.38%              1.76%
S&P 500 Index(1)                               19.11%             (5.72)%(2)
Lehman Brothers Aggregate Bond Index(3)         0.32%              7.24%(2)

The table above illustrates the total return of ING GET Fund -- Series J against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from September 1, 2000.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES K
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                             SINCE INCEPTION
                                                           OF GUARANTEE PERIOD
                                              1 YEAR        DECEMBER 14, 2000
                                              ------        -----------------
ING GET Fund -- Series K                       (0.07)%             1.74%
S&P 500 Index(1)                               19.11%             (2.35)%(2)
Lehman Brothers Aggregate Bond Index(3)         0.32%              6.89%(2)

The table above illustrates the total return of ING GET Fund -- Series K against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from December 1, 2000.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES L                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            -----------------------------------
                                                          SINCE INCEPTION OF
                                                           GUARANTEE PERIOD
                                             1 YEAR         MARCH 15, 2001
                                             ------         --------------
ING GET Fund -- Series L                       0.30%              1.84%
S&P 500 Index(1)                              19.11%             (0.88)%(2)
Lehman Brothers Aggregate Bond Index(3)        0.32%              6.04%(2)

The table above illustrates the total return of ING GET Fund -- Series L against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from March 1, 2001.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES M
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                            FOR THE PERIODS ENDED JUNE 30, 2004
                                            -----------------------------------
                                                          SINCE INCEPTION OF
                                                           GUARANTEE PERIOD
                                             1 YEAR          JUNE 14, 2001
                                             ------          -------------
ING GET Fund -- Series M                       0.59%              1.98%
S&P 500 Index(1)                              19.11%             (1.46)%(2)
Lehman Brothers Aggregate Bond Index(3)        0.32%              6.31%(2)

The table above illustrates the total return of ING GET Fund -- Series M against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from June 1, 2001.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES N                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                                TOTAL RETURNS FOR THE
                                             PERIODS ENDED JUNE 30, 2004
                                            -----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR    SEPTEMBER 18, 2001
                                            ------    ------------------
ING GET Fund -- Series N                     0.91%           2.41%
S&P 500 Index(1)                            19.11%           5.15%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           5.22%(2)

The table above illustrates the total return of ING GET Fund -- Series N against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from October 1, 2001.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES P
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                                TOTAL RETURNS FOR THE
                                             PERIODS ENDED JUNE 30, 2004
                                            -----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR    DECEMBER 13, 2001
                                            ------    -----------------
ING GET Fund -- Series P                     0.16%           2.01%
S&P 500 Index(1)                            19.11%           1.77%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           5.28%(2)

The table above illustrates the total return of ING GET Fund -- Series P against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from December 1, 2001.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES Q                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                                TOTAL RETURNS FOR THE
                                             PERIODS ENDED JUNE 30, 2004
                                            -----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR      MARCH 15, 2002
                                            ------      --------------
ING GET Fund -- Series Q                     1.06%           3.11%
S&P 500 Index(1)                            19.11%           3.07%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           5.35%(2)

The table above illustrates the total return of ING GET Fund -- Series Q against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from March 1, 2002.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES R
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                                TOTAL RETURNS FOR THE
                                             PERIOD ENDED JUNE 30, 2004
                                            -----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR      JUNE 14, 2002
                                            ------      -------------
ING GET Fund -- Series R                     1.72%           4.05%
S&P 500 Index(1)                            19.11%           5.10%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           5.46%(2)

The table above illustrates the total return of ING GET Fund -- Series R against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from June 1, 2002.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES S                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                               TOTAL RETURNS FOR THE
                                             PERIOD ENDED JUNE 30, 2004
                                            ----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR   SEPTEMBER 12, 2002
                                            ------   ------------------
ING GET Fund -- Series S                     1.43%           3.87%
S&P 500 Index(1)                            19.11%          14.75%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           4.09%(2)

The table above illustrates the total return of ING GET Fund -- Series S against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from September 1, 2002.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES T
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                               TOTAL RETURNS FOR THE
                                             PERIOD ENDED JUNE 30, 2004
                                            ----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR    DECEMBER 12, 2002
                                            ------    -----------------
ING GET Fund -- Series T                     1.57%           4.43%
S&P 500 Index(1)                            19.11%          15.33%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           4.01%(2)

The table above illustrates the total return of ING GET Fund -- Series T against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from December 1, 2002.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES U                              PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                               TOTAL RETURNS FOR THE
                                             PERIOD ENDED JUNE 30, 2004
                                            ----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR     MARCH 13, 2003
                                            ------     --------------
ING GET Fund -- Series U                     2.68%           5.55%
S&P 500 Index(1)                            19.11%          27.88%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           2.06%(2)

The table above illustrates the total return of ING GET Fund -- Series U against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from March 1, 2003.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

PORTFOLIO MANAGERS' REPORT                              ING GET FUND -- SERIES V
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL
                                               TOTAL RETURNS FOR THE
                                             PERIOD ENDED JUNE 30, 2004
                                            ----------------------------
                                                       SINCE INCEPTION
                                                     OF GUARANTEE PERIOD
                                            1 YEAR      JUNE 13, 2003
                                            ------      -------------
ING GET Fund -- Series V                     0.20%          (1.81)%
S&P 500 Index(1)                            19.11%          18.90%(2)
Lehman Brothers Aggregate Bond Index(3)      0.32%           0.12%(2)

The table above illustrates the total return of ING GET Fund -- Series V against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series' performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) Since inception performance for the index is shown from June 1, 2003.

(3) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period, there are substantial opportunity costs. Use of the Fixed Component reduces the Portfolio's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Portfolio may allocate a substantial portion, and under certain circumstances all, of the Portfolio's assets to the Fixed Component in order to conserve Portfolio assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Portfolio would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Portfolio is subject to market risks. The Portfolio may lose money if the issuer of a derivative does not pay the amount due. Also, the underlying investment on which the derivative is based and the derivative itself may not perform in the manner the Sub-Adviser expected causing the Portfolio's share price to decline.

ING GET FUND -- SERIES E THROUGH V       INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

WHAT IS THE INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD?

The Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

During the Guarantee Period, the Series' assets will be allocated between the:

     - Equity Component, consisting of common stocks included in the Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500, in S&P 500 futures, or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

     - Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities.

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

HOW DOES THE SERIES' ASSET ALLOCATION WORK?

ING Investment Management Co. (formerly, Aeltus Investment Management, Inc., ("ING IM"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20%, but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%.

EQUITY COMPONENT: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index. Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, ING IM generally includes in the Equity Component between 400 and 450 stocks included in the S&P 500 Index. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

The Board of Directors of the Series approved an addition to the investment strategy. Under that strategy, if the Equity Component's market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component's assets in S&P 500 Index futures, in exchange traded funds (ETFs), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investment in such securities. ETFs are passively managed investment

INVESTMENT STRATEGY AND PRINCIPAL RISKS       ING GET FUND -- SERIES E THROUGH V
--------------------------------------------------------------------------------

companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an Enhanced Index Strategy when it invests in S&P 500 Index futures and ETFs.

FIXED COMPONENT: ING IM looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or Agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

WHAT ARE THE PRINCIPAL GUARANTEE PERIOD RISKS?

ALLOCATION RISK. If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series' transaction costs.

OPPORTUNITY COSTS. There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contractholder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series'

ING GET FUND -- SERIES E THROUGH V       INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

ANNUITY CHARGES. Contractholders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contractholders and Participants will incur different opportunity costs, as the Series' Equity Component allocation will be reduced so as to preserve the Series' assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM's skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the Series' opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

EXCHANGED TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                     ING            ING            ING            ING           ING           ING
                                   GET FUND       GET FUND       GET FUND      GET FUND      GET FUND      GET FUND
                                   SERIES E       SERIES G       SERIES H      SERIES I      SERIES J      SERIES K
                                   --------       --------       --------      --------      --------      --------
ASSETS:
Investments in securities at
  value*                         $294,033,752   $145,589,133   $109,470,698   $66,833,214   $52,050,680   $63,944,690
Repurchase agreement                1,469,000        884,000        825,000       434,000       351,000       261,000
Cash                                      134            901            270           905           169           657
Receivables:
    Dividends and interest             48,342          7,794         12,223         4,572         2,624           834
Prepaid expenses                        4,744          2,158          1,607           945           776           906
Reimbursement due from manager             --            783             --            --           761           381
                                 ------------   ------------   ------------   -----------   -----------   -----------
         Total assets             295,555,972    146,484,769    110,309,798    67,273,636    52,406,010    64,208,468
                                 ------------   ------------   ------------   -----------   -----------   -----------
LIABILITIES:
Payable to affiliates                 159,935         79,402         59,900        38,689        28,341        34,597
Payable for trustee fees               14,461          7,457          5,164         2,822         2,732         3,721
Other accrued expenses and
  liabilities                          37,366         45,727         46,589        49,620        54,326        53,522
                                 ------------   ------------   ------------   -----------   -----------   -----------
         Total liabilities            211,762        132,586        111,653        91,131        85,399        91,840
                                 ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                       $295,344,210   $146,352,183   $110,198,145   $67,182,505   $52,320,611   $64,116,628
                                 ============   ============   ============   ===========   ===========   ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                  $308,676,061   $151,008,973   $110,767,827   $67,725,995   $53,641,481   $64,046,928
Undistributed net investment
  income on investments            20,724,599      9,788,535      7,497,953     4,146,591     3,404,038     3,463,748
Accumulated net realized loss
  on investments                  (38,416,686)   (16,916,905)   (10,969,859)   (6,477,357)   (6,133,906)   (4,772,385)
Net unrealized appreciation on
  investment                        4,360,236      2,471,580      2,902,224     1,787,276     1,408,998     1,378,337
                                 ------------   ------------   ------------   -----------   -----------   -----------
NET ASSETS                       $295,344,210   $146,352,183   $110,198,145   $67,182,505   $52,320,611   $64,116,628
                                 ============   ============   ============   ===========   ===========   ===========
------------------
* Cost of investments in
  securities                     $289,673,516   $143,117,553   $106,568,474   $65,045,938   $50,641,682   $62,566,353
Net assets                       $295,344,210   $146,352,183   $110,198,145   $67,182,505   $52,320,611   $64,116,628
Shares authorized                   unlimited      unlimited      unlimited     unlimited     unlimited     unlimited
Par value                        $      0.001   $      0.001   $      0.001   $     0.001   $     0.001   $     0.001
Shares outstanding                 30,287,927     14,845,940     10,935,607     6,663,426     5,239,388     6,306,124
Net asset value and redemption
  price per share                $       9.75   $       9.86   $      10.08   $     10.08   $      9.99   $     10.17

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                     ING           ING           ING           ING            ING            ING
                                  GET FUND      GET FUND      GET FUND       GET FUND       GET FUND       GET FUND
                                  SERIES L      SERIES M      SERIES N       SERIES P       SERIES Q       SERIES R
                                  --------      --------      --------       --------       --------       --------
ASSETS:
Investments in securities at
  value*                         $57,176,244   $83,880,764   $88,712,736   $143,532,181   $158,863,951   $156,000,756
Repurchase agreement                 193,000       310,000       693,000        680,000      1,307,000        319,000
Cash                                     454           539           407            339            532            527
Receivables:
    Dividends and interest             4,039         8,797        22,952         14,898         46,459         43,499
Prepaid expenses                         842         1,215         1,270          2,190          2,311          2,181
Reimbursement due from manager           690            --            --             --             --             --
                                 -----------   -----------   -----------   ------------   ------------   ------------
         Total assets             57,375,269    84,201,315    89,430,365    144,229,608    160,220,253    156,365,963
                                 -----------   -----------   -----------   ------------   ------------   ------------
LIABILITIES:
Payable to affiliates                 31,259        45,233        48,316        107,769        118,896        116,339
Payable for trustee fees               2,599         4,556         4,504          8,565          6,530          5,167
Other accrued expenses and
  liabilities                         53,707        45,543        47,536         44,246         39,221         64,125
                                 -----------   -----------   -----------   ------------   ------------   ------------
         Total liabilities            87,565        95,332       100,356        160,580        164,647        185,631
                                 -----------   -----------   -----------   ------------   ------------   ------------
NET ASSETS                       $57,287,704   $84,105,983   $89,330,009   $144,069,028   $160,055,606   $156,180,332
                                 ===========   ===========   ===========   ============   ============   ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                  $57,121,151   $83,302,356   $86,563,186   $138,716,799   $148,928,514   $142,553,599
Undistributed net investment
  income on investments            3,327,166     5,358,516     4,535,433      7,656,283      8,397,694      7,175,906
Accumulated net realized gain
  (loss) on investments           (4,329,112)   (8,019,653)   (4,826,755)    (5,737,346)    (4,375,691)       263,926
Net unrealized appreciation on
  investments                      1,168,499     3,464,764     3,058,145      3,433,292      7,105,089      6,186,901
                                 -----------   -----------   -----------   ------------   ------------   ------------
NET ASSETS                       $57,287,704   $84,105,983   $89,330,009   $144,069,028   $160,055,606   $156,180,332
                                 ===========   ===========   ===========   ============   ============   ============
------------------
* Cost of investments in
  securities                     $56,007,745   $80,416,000   $85,654,591   $140,098,889   $151,758,862   $149,813,855
Net assets                       $57,287,704   $84,105,983   $89,330,010   $144,069,028   $160,055,607   $156,180,332
Shares authorized                  unlimited     unlimited     unlimited      unlimited      unlimited      unlimited
Par value                        $     0.001   $     0.001   $     0.001   $      0.001   $      0.001   $      0.001
Shares outstanding                 5,663,577     8,265,698     8,687,779     14,012,621     15,164,076     14,572,003
Net asset value and redemption
  price per share                $     10.12   $     10.18   $     10.28   $      10.28   $      10.55   $      10.72

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                ING            ING            ING            ING
                                                              GET FUND       GET FUND       GET FUND       GET FUND
                                                              SERIES S       SERIES T       SERIES U       SERIES V
                                                              --------       --------       --------       --------
ASSETS:
Investments in securities at value*                         $218,336,084   $173,444,473   $178,863,942   $312,541,127
Repurchase agreement                                             598,000      1,153,000        543,000      2,352,000
Cash                                                                 723            598            946            713
Receivable for dividends and interest                             61,310         50,425        260,791         60,539
Prepaid expenses                                                   3,509          2,479          2,548          5,418
                                                            ------------   ------------   ------------   ------------
         Total assets                                        218,999,626    174,650,975    179,671,227    314,959,797
                                                            ------------   ------------   ------------   ------------
LIABILITIES:
Payable to affiliates                                            163,512        129,743        133,639        236,378
Payable for trustee fees                                           4,808          3,678          2,210          1,173
Other accrued expenses and liabilities                            54,799         42,110         33,490         41,291
                                                            ------------   ------------   ------------   ------------
         Total liabilities                                       223,119        175,531        169,339        278,842
                                                            ------------   ------------   ------------   ------------
NET ASSETS                                                  $218,776,507   $174,475,444   $179,501,888   $314,680,955
                                                            ============   ============   ============   ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                             $200,316,731   $158,008,761   $159,626,241   $322,643,618
Undistributed net investment income on investments             8,250,594      6,944,107      5,149,141      6,008,433
Accumulated net realized gain (loss) on investments            5,527,509      6,081,586     12,624,695     (2,996,250)
Net unrealized appreciation (depreciation) on investments      4,681,673      3,440,990      2,101,811    (10,974,846)
                                                            ------------   ------------   ------------   ------------
NET ASSETS                                                  $218,776,507   $174,475,444   $179,501,888   $314,680,955
                                                            ============   ============   ============   ============
------------------
* Cost of investments in securities                         $213,654,411   $170,003,483   $176,762,131   $323,515,973
Net assets                                                  $218,776,507   $174,475,444   $179,501,888   $314,680,955
Shares authorized                                              unlimited      unlimited      unlimited      unlimited
Par value                                                   $      0.001   $      0.001   $      0.001   $      0.001
Shares outstanding                                            20,548,566     16,312,138     16,696,075     32,024,020
Net asset value and redemption price per share              $      10.65   $      10.70   $      10.75   $       9.83

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                           ING           ING           ING           ING           ING           ING
                                        GET FUND      GET FUND      GET FUND      GET FUND      GET FUND      GET FUND
                                        SERIES E      SERIES G      SERIES H      SERIES I      SERIES J      SERIES K
                                        --------      --------      --------      --------      --------      --------
INVESTMENT INCOME:
Dividends                              $   353,042   $    56,748   $    88,854   $    33,437   $    19,302   $     6,037
Interest                                 6,654,248     3,371,497     2,603,768     1,561,465     1,239,037     1,390,833
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Total investment income              7,007,290     3,428,245     2,692,622     1,594,902     1,258,339     1,396,870
                                       -----------   -----------   -----------   -----------   -----------   -----------
EXPENSES:
Investment management fees                 945,674       463,429       352,884       213,858       167,674       203,533
Transfer agent fees                          1,598         1,598         1,632         1,623         1,615         1,615
Administrative service fees                 86,685        42,480        32,347        19,603        15,370        18,657
Shareholder reporting expense               10,829         6,006         4,696         3,039         2,730         5,085
Registration fees                               78            --            --            --            --            --
Professional fees                           18,200        15,834        14,742        13,959        13,959        13,959
Custody and accounting expense              18,971        11,453         9,293         7,831         9,191         7,741
Trustee fees                                13,741         6,734         5,005         2,894         2,457         2,912
Miscellaneous expense                        9,896         5,353         4,249         2,904         2,735         3,094
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Total expenses                       1,105,672       552,887       424,848       265,711       215,731       256,596
Less:
    Net waived and reimbursed
      (recouped) fees                           --            --            --        (2,270)        5,289         1,179
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Net expenses                         1,105,672       552,887       424,848       267,981       210,442       255,417
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net investment income                    5,901,618     2,875,358     2,267,774     1,326,921     1,047,897     1,141,453
                                       -----------   -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments         3,128,092       799,281       811,000       578,603       402,513       385,293
Net change in unrealized appreciation
  or depreciation on investments        (7,313,186)   (3,070,446)   (2,599,175)   (1,768,013)   (1,368,073)   (1,552,952)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net realized and unrealized loss on
  investments                           (4,185,094)   (2,271,165)   (1,788,175)   (1,189,410)     (965,560)   (1,167,659)
                                       -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $ 1,716,524   $   604,193   $   479,599   $   137,511   $    82,337   $   (26,206)
                                       ===========   ===========   ===========   ===========   ===========   ===========

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                           ING           ING           ING           ING           ING           ING
                                        GET FUND      GET FUND      GET FUND      GET FUND      GET FUND      GET FUND
                                        SERIES L      SERIES M      SERIES N      SERIES P      SERIES Q      SERIES R
                                        --------      --------      --------      --------      --------      --------
INVESTMENT INCOME:
Dividends                              $    29,702   $    64,680   $   103,248   $   155,937   $   245,254   $   319,954
Interest                                 1,127,513     1,901,134     1,675,288     2,846,150     3,161,071     2,606,159
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Total investment income              1,157,215     1,965,814     1,778,536     3,002,087     3,406,325     2,926,113
                                       -----------   -----------   -----------   -----------   -----------   -----------
EXPENSES:
Investment management fees                 186,762       265,119       282,532       465,860       504,526       493,171
Distribution and service fees                   --            --            --       194,109       210,219       205,488
Transfer agent fees                          1,715         1,632         1,665         1,699         1,665         1,242
Administrative service fees                 17,120        24,302        25,898        42,703        46,247        45,206
Shareholder reporting expense                4,541         2,379         3,504         6,552         5,460         5,824
Registration fees                               --            --            --            --         4,428         4,257
Professional fees                           13,959        14,560        14,560        14,869        15,779        15,779
Custody and accounting expense               7,649         7,837         7,929        12,017        12,022        12,019
Trustee fees                                 2,594         3,913         4,095         7,462         6,006         6,006
Miscellaneous expense                        2,791         3,685         3,799         5,827         5,716         5,820
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Total expenses                         237,131       323,427       343,982       751,098       812,068       794,812
Less:
    Net waived and reimbursed
      (recouped) fees                        2,915        (6,000)       (6,000)           --            --            --
                                       -----------   -----------   -----------   -----------   -----------   -----------
    Net expenses                           234,216       329,427       349,982       751,098       812,068       794,812
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net investment income                      922,999     1,636,387     1,428,554     2,250,989     2,594,257     2,131,301
                                       -----------   -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments         1,298,177       950,712       760,918     2,738,484     2,703,991     2,164,602
Net change in unrealized appreciation
  or depreciation on investments        (2,105,675)   (2,526,944)   (2,127,395)   (5,249,458)   (5,282,766)   (4,035,621)
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net realized and unrealized loss on
  investments                             (807,498)   (1,576,232)   (1,366,477)   (2,510,974)   (2,578,775)   (1,871,019)
                                       -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $   115,501   $    60,155   $    62,077   $  (259,985)  $    15,482   $   260,282
                                       ===========   ===========   ===========   ===========   ===========   ===========

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                  ING           ING           ING           ING
                                                               GET FUND      GET FUND      GET FUND      GET FUND
                                                               SERIES S      SERIES T      SERIES U      SERIES V
                                                               --------      --------      --------      --------
INVESTMENT INCOME:
Dividends                                                     $   449,314   $   392,957   $   524,821   $   523,088
Interest                                                        2,983,723     2,462,694     2,013,996     3,712,483
                                                              -----------   -----------   -----------   -----------
    Total investment income                                     3,433,037     2,855,651     2,538,817     4,235,571
                                                              -----------   -----------   -----------   -----------
EXPENSES:
Investment management fees                                        699,058       550,772       565,223     1,058,674
Distribution and service fees                                     291,275       229,489       235,510       441,115
Transfer agent fees                                                   500           482           582         1,583
Administrative service fees                                        64,079        50,487        51,811        97,043
Shareholder reporting expense                                       6,188         6,006         4,186         8,405
Registration fees                                                   6,531         5,507            --            59
Professional fees                                                  16,986        15,739        16,107        30,290
Custody and accounting expense                                     15,470        14,550        13,650        22,750
Trustee fees                                                        8,008         6,097         5,096        11,097
Organization expense and offering costs                             9,972            --         2,958         6,738
Miscellaneous expense                                               7,486         5,273         6,612        12,446
                                                              -----------   -----------   -----------   -----------
    Net expenses                                                1,125,553       884,402       901,735     1,690,200
                                                              -----------   -----------   -----------   -----------
Net investment income                                           2,307,484     1,971,249     1,637,082     2,545,371
                                                              -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                3,071,762     3,441,508     5,040,592     1,280,202
Net change in unrealized appreciation or depreciation on
  investments                                                  (5,112,566)   (5,297,487)   (6,447,551)   (3,954,427)
                                                              -----------   -----------   -----------   -----------
Net realized and unrealized loss on investments                (2,040,804)   (1,855,979)   (1,406,959)   (2,674,225)
                                                              -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   266,680   $   115,270   $   230,123   $  (128,854)
                                                              ===========   ===========   ===========   ===========

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               ING GET FUND SERIES E           ING GET FUND SERIES G
                                                           -----------------------------   -----------------------------
                                                             SIX MONTHS                      SIX MONTHS
                                                               ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                              JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                2004            2003            2004            2003
                                                                ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                       $  5,901,618    $ 14,826,172    $  2,875,358    $  6,915,469
Net realized gain on investments                               3,128,092       2,163,735         799,281       1,927,072
Net change in unrealized appreciation or depreciation on
  investments                                                 (7,313,186)     (6,582,280)     (3,070,446)     (4,736,634)
                                                            ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations           1,716,524      10,407,627         604,193       4,105,907
                                                            ------------    ------------    ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                 --     (15,758,313)             --      (7,434,300)
                                                            ------------    ------------    ------------    ------------
Total distributions                                                   --     (15,758,313)             --      (7,434,300)
                                                            ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                  --      15,758,313              --       7,434,300
Cost of shares redeemed                                      (51,602,107)    (69,225,634)    (21,410,651)    (35,004,723)
                                                            ------------    ------------    ------------    ------------
Net decrease in net asset resulting from capital share
  transactions                                               (51,602,107)    (53,467,321)    (21,410,651)    (27,570,423)
                                                            ------------    ------------    ------------    ------------
Net decrease in net assets                                   (49,885,583)    (58,818,007)    (20,806,458)    (30,898,816)
                                                            ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                                          345,229,793     404,047,800     167,158,641     198,057,457
                                                            ------------    ------------    ------------    ------------
End of period                                               $295,344,210    $345,229,793    $146,352,183    $167,158,641
                                                            ============    ============    ============    ============
Undistributed net investment income at end of period        $ 20,724,599    $ 14,822,981    $  9,788,535    $  6,913,177
                                                            ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                ING GET FUND SERIES H        ING GET FUND SERIES I
                                                             ---------------------------   --------------------------
                                                              SIX MONTHS                   SIX MONTHS
                                                                ENDED        YEAR ENDED       ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                                 2004           2003          2004           2003
                                                                 ----           ----          ----           ----
FROM OPERATIONS:
Net investment income                                        $  2,267,774   $  5,233,823   $ 1,326,921   $  2,822,652
Net realized gain on investments                                  811,000        549,366       578,603        321,203
Net change in unrealized appreciation or depreciation on
  investments                                                  (2,599,175)    (1,484,545)   (1,768,013)      (714,688)
                                                             ------------   ------------   -----------   ------------
Net increase in net assets resulting from operations              479,599      4,298,644       137,511      2,429,167
                                                             ------------   ------------   -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                  --     (5,631,397)           --     (2,773,357)
                                                             ------------   ------------   -----------   ------------
Total distributions                                                    --     (5,631,397)           --     (2,773,357)
                                                             ------------   ------------   -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                   --      5,631,397            --      2,773,357
Cost of shares redeemed                                       (16,823,723)   (24,798,342)   (8,773,989)   (11,910,674)
                                                             ------------   ------------   -----------   ------------
Net decrease in net asset resulting from capital share
  transactions                                                (16,823,723)   (19,166,945)   (8,773,989)    (9,137,317)
                                                             ------------   ------------   -----------   ------------
Net decrease in net assets                                    (16,344,124)   (20,499,698)   (8,636,478)    (9,481,507)
                                                             ------------   ------------   -----------   ------------
NET ASSETS:
Beginning of period                                           126,542,269    147,041,967    75,818,983     85,300,490
                                                             ------------   ------------   -----------   ------------
End of period                                                $110,198,145   $126,542,269   $67,182,505   $ 75,818,983
                                                             ============   ============   ===========   ============
Undistributed net investment income at end of period         $  7,497,953   $  5,230,179   $ 4,146,591   $  2,819,670
                                                             ============   ============   ===========   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                ING GET FUND SERIES J        ING GET FUND SERIES K
                                                              --------------------------   --------------------------
                                                              SIX MONTHS                   SIX MONTHS
                                                                 ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                                 2004           2003          2004           2003
                                                                 ----           ----          ----           ----
FROM OPERATIONS:
Net investment income                                         $ 1,047,897   $  2,358,468   $ 1,141,453   $  2,324,594
Net realized gain on investments                                  402,513        553,854       385,293        378,097
Net change in unrealized appreciation or depreciation on
  investments                                                  (1,368,073)    (1,203,694)   (1,552,952)      (889,477)
                                                              -----------   ------------   -----------   ------------
Net increase (decrease) in net assets resulting from
  operations                                                       82,337      1,708,628       (26,206)     1,813,214
                                                              -----------   ------------   -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                  --     (2,419,393)           --     (2,487,886)
                                                              -----------   ------------   -----------   ------------
Total distributions                                                    --     (2,419,393)           --     (2,487,886)
                                                              -----------   ------------   -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                   --      2,419,393            --      2,487,886
Cost of shares redeemed                                        (8,211,361)   (13,525,186)   (8,088,612)   (12,897,089)
                                                              -----------   ------------   -----------   ------------
Net decrease in net asset resulting from capital share
  transactions                                                 (8,211,361)   (11,105,793)   (8,088,612)   (10,409,203)
                                                              -----------   ------------   -----------   ------------
Net decrease in net assets                                     (8,129,024)   (11,816,558)   (8,114,818)   (11,083,875)
                                                              -----------   ------------   -----------   ------------
NET ASSETS:
Beginning of period                                            60,449,635     72,266,193    72,231,446     83,315,321
                                                              -----------   ------------   -----------   ------------
End of period                                                 $52,320,611   $ 60,449,635   $64,116,628   $ 72,231,446
                                                              ===========   ============   ===========   ============
Undistributed net investment income at end of period          $ 3,404,038   $  2,356,141   $ 3,463,748   $  2,322,295
                                                              ===========   ============   ===========   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                 ING GET FUND SERIES L         ING GET FUND SERIES M
                                                              ---------------------------   ---------------------------
                                                               SIX MONTHS                    SIX MONTHS
                                                                 ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  2004           2003           2004           2003
                                                                  ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                         $    922,999   $  2,406,609   $  1,636,387   $  3,724,668
Net realized gain on investments                                 1,298,177        719,917        950,712      1,499,838
Net change in unrealized appreciation or depreciation on
  investments                                                   (2,105,675)      (662,527)    (2,526,944)    (1,244,693)
                                                              ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations               115,501      2,463,999         60,155      3,979,813
                                                              ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                   --     (2,511,486)            --     (3,720,631)
                                                              ------------   ------------   ------------   ------------
Total distributions                                                     --     (2,511,486)            --     (3,720,631)
                                                              ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                    --      2,511,486             --      3,720,631
Cost of shares redeemed                                        (10,730,907)   (10,993,465)   (10,788,736)   (24,571,950)
                                                              ------------   ------------   ------------   ------------
Net decrease in net asset resulting from capital share
  transactions                                                 (10,730,907)    (8,481,979)   (10,788,736)   (20,851,319)
                                                              ------------   ------------   ------------   ------------
Net decrease in net assets                                     (10,615,406)    (8,529,466)   (10,728,581)   (20,592,137)
                                                              ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                                             67,903,110     76,432,576     94,834,564    115,426,701
                                                              ------------   ------------   ------------   ------------
End of period                                                 $ 57,287,704   $ 67,903,110   $ 84,105,983   $ 94,834,564
                                                              ============   ============   ============   ============
Undistributed net investment income at end of period          $  3,327,166   $  2,404,167   $  5,358,516   $  3,722,129
                                                              ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               ING GET FUND SERIES N         ING GET FUND SERIES P
                                                            ---------------------------   ---------------------------
                                                             SIX MONTHS                    SIX MONTHS
                                                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                2004           2003           2004           2003
                                                                ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                       $  1,428,554   $  3,110,420   $  2,250,989   $  5,411,075
Net realized gain on investments                                 760,918      1,193,154      2,738,484      4,611,533
Net change in unrealized appreciation or depreciation on
  investments                                                 (2,127,395)       453,190     (5,249,458)    (2,246,641)
                                                            ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
  operations                                                      62,077      4,756,764       (259,985)     7,775,967
                                                            ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                 --     (2,920,441)            --     (4,996,497)
                                                            ------------   ------------   ------------   ------------
Total distributions                                                   --     (2,920,441)            --     (4,996,497)
                                                            ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                  --      2,920,441             --      4,996,497
Cost of shares redeemed                                      (10,915,975)   (23,387,448)   (23,911,483)   (58,200,729)
                                                            ------------   ------------   ------------   ------------
Net decrease in net asset resulting from capital share
  transactions                                               (10,915,975)   (20,467,007)   (23,911,483)   (53,204,232)
                                                            ------------   ------------   ------------   ------------
Net decrease in net assets                                   (10,853,898)   (18,630,684)   (24,171,468)   (50,424,762)
                                                            ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                                          100,183,907    118,814,591    168,240,496    218,665,258
                                                            ------------   ------------   ------------   ------------
End of period                                               $ 89,330,009   $100,183,907   $144,069,028   $168,240,496
                                                            ============   ============   ============   ============
Undistributed net investment income at end of period        $  4,535,433   $  3,106,879   $  7,656,283   $  5,405,294
                                                            ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               ING GET FUND SERIES Q         ING GET FUND SERIES R
                                                            ---------------------------   ---------------------------
                                                             SIX MONTHS                    SIX MONTHS
                                                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                2004           2003           2004           2003
                                                                ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                       $  2,594,257   $  5,807,160   $  2,131,301   $  5,047,803
Net realized gain on investments                               2,703,991      4,450,637      2,164,602      3,744,764
Net change in unrealized appreciation or depreciation on
  investments                                                 (5,282,766)       505,835     (4,035,621)     2,867,814
                                                            ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations              15,482     10,763,632        260,282     11,660,381
                                                            ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                 --         (3,911)            --        (27,218)
                                                            ------------   ------------   ------------   ------------
Total distributions                                                   --         (3,911)            --        (27,218)
                                                            ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                  --          3,911             --         27,218
Cost of shares redeemed                                      (19,984,555)   (59,658,973)   (17,135,734)   (52,683,043)
                                                            ------------   ------------   ------------   ------------
Net decrease in net asset resulting from capital share
  transactions                                               (19,984,555)   (59,655,062)   (17,135,734)   (52,655,825)
                                                            ------------   ------------   ------------   ------------
Net decrease in net assets                                   (19,969,073)   (48,895,341)   (16,875,452)   (41,022,662)
                                                            ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                                          180,024,679    228,920,020    173,055,784    214,078,446
                                                            ------------   ------------   ------------   ------------
End of period                                               $160,055,606   $180,024,679   $156,180,332   $173,055,784
                                                            ============   ============   ============   ============
Undistributed net investment income at end of period        $  8,397,694   $  5,803,437   $  7,175,906   $  5,044,605
                                                            ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               ING GET FUND SERIES S         ING GET FUND SERIES T
                                                            ---------------------------   ---------------------------
                                                             SIX MONTHS                    SIX MONTHS
                                                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                2004           2003           2004           2003
                                                                ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                       $  2,307,484   $  5,958,196   $  1,971,249   $  4,972,256
Net realized gain on investments                               3,071,762      3,829,598      3,441,508      2,806,431
Net change in unrealized appreciation or depreciation on
  investments                                                 (5,112,566)     6,961,470     (5,297,487)     6,078,921
                                                            ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations             266,680     16,749,264        115,270     13,857,608
                                                            ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                 --       (276,982)            --       (314,206)
                                                            ------------   ------------   ------------   ------------
Total distributions                                                   --       (276,982)            --       (314,206)
                                                            ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                                  --        276,982             --        314,206
Cost of shares redeemed                                      (31,782,572)   (91,498,065)   (20,603,552)   (96,328,093)
                                                            ------------   ------------   ------------   ------------
Net decrease in net asset resulting from capital share
  transactions                                               (31,782,572)   (91,221,083)   (20,603,552)   (96,013,887)
                                                            ------------   ------------   ------------   ------------
Net decrease in net assets                                   (31,515,892)   (74,748,801)   (20,488,282)   (82,470,485)
                                                            ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                                          250,292,399    325,041,200    194,963,726    277,434,211
                                                            ------------   ------------   ------------   ------------
End of period                                               $218,776,507   $250,292,399   $174,475,444   $194,963,726
                                                            ============   ============   ============   ============
Undistributed net investment income at end of period        $  8,250,594   $  5,943,110   $  6,944,107   $  4,972,858
                                                            ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               ING GET FUND SERIES U         ING GET FUND SERIES V
                                                            ---------------------------   ---------------------------
                                                             SIX MONTHS                    SIX MONTHS
                                                               ENDED        YEAR ENDED       ENDED       PERIOD ENDED
                                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                2004           2003           2004         2003(1)
                                                                ----           ----           ----         -------
FROM OPERATIONS:
Net investment income                                       $  1,637,082   $  3,464,311   $  2,545,371   $  3,434,389
Net realized gain (loss) on investments                        5,040,592      7,580,562      1,280,202     (4,278,210)
Net change in unrealized appreciation or depreciation on
  investments                                                 (6,447,551)     8,549,194     (3,954,427)    (7,020,419)
                                                            ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
  operations                                                     230,123     19,594,067       (128,854)    (7,864,240)
                                                            ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                 --         (2,156)            --             --
                                                            ------------   ------------   ------------   ------------
Total distributions                                                   --         (2,156)            --             --
                                                            ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                      --    302,850,826             --    470,446,442
Dividends reinvested                                                  --          2,156             --             --
                                                            ------------   ------------   ------------   ------------
                                                                      --    302,852,982             --    470,446,442
Cost of shares redeemed                                      (19,827,648)  (124,895,637)   (86,275,078)   (61,497,315)
                                                            ------------   ------------   ------------   ------------
Net increase (decrease) in net asset resulting from
  capital share transactions                                 (19,827,648)   177,957,345    (86,275,078)   408,949,127
                                                            ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                        (19,597,525)   197,549,256    (86,403,932)   401,084,887
                                                            ------------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                                          199,099,413      1,550,157    401,084,887             --
                                                            ------------   ------------   ------------   ------------
End of period                                               $179,501,888   $199,099,413   $314,680,955   $401,084,887
                                                            ============   ============   ============   ============
Undistributed net investment income at end of period        $  5,149,141   $  3,512,059   $  6,008,433   $  3,463,062
                                                            ============   ============   ============   ============

------------------
(1) Commenced operations on March 14, 2003.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES E (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                            SIX MONTHS                                                 JUNE 15,
                                                              ENDED               YEAR ENDED DECEMBER 31,             1999(1) TO
                                                             JUNE 30,    -----------------------------------------   DECEMBER 31,
                                                               2004         2003        2002      2001      2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $        9.70          9.84        9.85      9.85     10.77       10.00
 Income (loss) from investment operations:
 Net investment income                                 $        0.27          0.44        0.41      0.38      0.26        0.10
 Net realized and unrealized gain (loss) on
 investments                                           $       (0.22)        (0.17)      (0.02)    (0.30)    (0.73)       0.74
 Total from investment operations                      $        0.05          0.27        0.39      0.08     (0.47)       0.84
 Less distributions from:
 Net investment income                                 $          --          0.41        0.40      0.04      0.25        0.07
 Net realized gains on investments                     $          --            --          --      0.04      0.20          --
 Total distributions                                   $          --          0.41        0.40      0.08      0.45        0.07
 Net asset value, end of period                        $        9.75          9.70        9.84      9.85      9.85       10.77
 TOTAL RETURN(2):                                      %        0.52          2.81        4.09      0.80     (4.35)       7.14*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $     295,344       345,230     404,048   444,753   491,105     567,679
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)        %        0.70          0.70        0.71      0.70      0.70        0.63
 Gross expenses prior to expense reimbursement(3)      %        0.70          0.70        0.71      0.70      0.70        0.64
 Net investment income after expense
 reimbursement(3)(4)                                   %        3.74          3.90        3.72      3.69      2.35        2.68
 Portfolio turnover rate                               %           9             5          46        70       162          52
---------------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on September 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 8.42%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES G (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                         SIX MONTHS                                                 SEPTEMBER 15,
                                                           ENDED                YEAR ENDED DECEMBER 31,              1999(1) TO
                                                          JUNE 30,    -------------------------------------------   DECEMBER 31,
                                                            2004         2003         2002       2001      2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $        9.82         10.00         9.91       9.81     10.37        10.00
 Income (loss) from investment operations:
 Net investment income                              $        0.25          0.43         0.40       0.37      0.27         0.06
 Net realized and unrealized gain (loss) on
 investments                                        $       (0.21)        (0.21)        0.08      (0.23)    (0.58)        0.35
 Total from investment operations                   $        0.04          0.22         0.48       0.14     (0.31)        0.41
 Less distributions from:
 Net investment income                              $          --          0.40         0.39       0.04      0.25         0.04
 Total distributions                                $          --          0.40         0.39       0.04      0.25         0.04
 Net asset value, end of period                     $        9.86          9.82        10.00       9.91      9.81        10.37
 TOTAL RETURN(2):                                   %        0.41          2.26         4.97       1.41     (2.96)        2.86*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     146,352       167,159      198,057    209,821   228,693      262,557
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)     %        0.72          0.71         0.73       0.72      0.71         0.61
 Gross expenses prior to expense reimbursement(3)   %        0.72          0.71         0.73       0.72      0.71         0.69
 Net investment income after expense
 reimbursement(3)(4)                                %        3.72          3.72         3.66       3.61      2.52         3.45
 Portfolio turnover rate                            %           1             3           18         87       169           22
---------------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 4.11%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES H (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                          SIX MONTHS                                                 DECEMBER 15,
                                                            ENDED                YEAR ENDED DECEMBER 31,              1999(1) TO
                                                           JUNE 30,    -------------------------------------------   DECEMBER 31,
                                                             2004         2003         2002       2001      2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $       10.04         10.14        10.04      10.02     10.03      10.00
 Income (loss) from investment operations:
 Net investment income                               $        0.27          0.44         0.41       0.35      0.20       0.01
 Net realized and unrealized gain (loss) on
 investments                                         $       (0.23)        (0.12)        0.05      (0.28)    (0.01)      0.02
 Total from investment operations                    $        0.04          0.32         0.46       0.07      0.19       0.03
 Less distributions from:
 Net investment income                               $          --          0.42         0.36       0.03      0.18         --
 Net realized gains on investments                   $          --            --           --       0.02      0.02         --
 Total distributions                                 $          --          0.42         0.36       0.05      0.20         --
 Net asset value, end of period                      $       10.08         10.04        10.14      10.04     10.02      10.03
 TOTAL RETURN(2):                                    %        0.40          3.16         4.77       0.68      0.89*        --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $     110,198       126,542      147,042    160,239   173,271      3,733
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)      %        0.72          0.73         0.74       0.72      0.70       0.37
 Gross expenses prior to expense reimbursement(3)    %        0.72          0.73         0.74       0.72      0.72      10.60
 Net investment income after expense
 reimbursement(3)(4)                                 %        3.86          3.77         3.67       3.35      2.37       4.65
 Portfolio turnover rate                             %           7            13           69         71       163         --
---------------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

+       As of December 31, 1999, the Series was in its Offering
     Period. Total return from commencement of operations was 0.30%

* Total return calculation began on March 15, 2000, the first day of the Guarantee Period. Total return for year ended December 31, 2000 was 1.90%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES I (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                                  MARCH 15,
                                                                      ENDED      YEAR ENDED DECEMBER 31,       2000(1) TO
                                                                     JUNE 30,    ------------------------     DECEMBER 31,
                                                                       2004       2003     2002     2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.07      10.11     9.95     9.86         10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.25       0.40     0.34     0.37          0.15
 Net realized and unrealized gain (loss) on investments        $       (0.24)     (0.09)    0.18    (0.26)        (0.16)
 Total from investment operations                              $        0.01       0.31     0.52     0.11         (0.01)
 Less distributions from:
 Net investment income                                         $          --       0.35     0.36     0.02          0.13
 Total distributions                                           $          --       0.35     0.36     0.02          0.13
 Net asset value, end of period                                $       10.08      10.07    10.11     9.95          9.86
 TOTAL RETURN(2):                                              %        0.10       3.14     5.35     1.17         (1.15)*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      67,183     75,819   85,300   88,660        94,336
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %        0.75       0.75     0.75     0.75          0.73
 Gross expenses prior to expense reimbursement/recoupment(3)   %        0.75       0.75     0.78     0.75          0.76
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %        3.72       3.49     3.20     3.38          2.64
 Portfolio turnover rate                                       %           8          4       58      103            70
-----------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on June 15, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (0.14%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES J (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                                JUNE 15,
                                                                      ENDED      YEAR ENDED DECEMBER 31,     2000(1) TO
                                                                     JUNE 30,    ------------------------   DECEMBER 31,
                                                                       2004       2003     2002     2001        2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset (loss) value, beginning of period                   $        9.98      10.08     9.85     9.74       10.00
 Income from investment operations:
 Net investment income                                         $        0.26       0.42     0.35     0.35        0.09
 Net realized and unrealized gain (loss) on investments        $       (0.25)     (0.15)    0.23    (0.22)      (0.28)
 Total from investment operations                              $        0.01       0.27     0.58     0.13       (0.19)
 Less distributions from:
 Net investment income                                         $          --       0.37     0.35     0.02        0.07
 Total distributions                                           $          --       0.37     0.35     0.02        0.07
 Net asset value, end of period                                $        9.99       9.98    10.08     9.85        9.74
 TOTAL RETURN(2):                                              %        0.10       2.66     6.07     1.31       (3.24)*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      52,321     60,450   72,266   75,182      80,341
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.75       0.75     0.75     0.75        0.72
 Gross expenses prior to expense reimbursement(3)              %        0.77       0.78     0.81     0.76        0.81
 Net investment income after expense reimbursement(3)(4)       %        3.75       3.51     3.30     3.34        2.97
 Portfolio turnover rate                                       %          26          5       42       97          35
------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on September 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (1.89%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES K (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                              SEPTEMBER 14,
                                                                      ENDED      YEAR ENDED DECEMBER 31,      2000(1)TO
                                                                     JUNE 30,    ------------------------   DECEMBER 31,
                                                                       2004       2003     2002     2001        2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.18      10.27     9.98    10.06       10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.22       0.35     0.32     0.26        0.02
 Net realized and unrealized gain (loss) on investments        $       (0.23)     (0.11)    0.24    (0.34)       0.06
 Total from investment operations                              $       (0.01)      0.24     0.56    (0.08)       0.08
 Less distributions from:
 Net investment income                                         $          --       0.33     0.27       --        0.02
 Total distributions                                           $          --       0.33     0.27       --        0.02
 Net asset value, end of period                                $       10.17      10.18    10.27     9.98       10.06
 TOTAL RETURN(2):                                              %       (0.10)      2.37     5.73    (0.79)      (0.85)*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      64,117     72,231   83,315   90,817      96,608
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.75       0.75     0.74     0.75        0.68
 Gross expenses prior to expense reimbursement(3)              %        0.76       0.77     0.78     0.75        1.01
 Net investment income after expense reimbursement(3)(4)       %        3.36       2.98     2.82     2.50        3.15
 Portfolio turnover rate                                       %           7          1      131      106           9
-------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was 0.79%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES L (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                              DECEMBER 14,
                                                                      ENDED      YEAR ENDED DECEMBER 31,     2000(1) TO
                                                                     JUNE 30,    ------------------------   DECEMBER 31,
                                                                       2004       2003     2002     2001        2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.11      10.12     9.86    10.01      10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.23       0.39     0.33     0.24       0.03
 Net realized and unrealized loss on investments               $       (0.22)     (0.04)   (0.07)   (0.15)        --
 Total from investment operations                              $        0.01       0.35     0.26     0.09       0.03
 Less distributions from:
 Net investment income                                         $          --       0.36     0.00(5)   0.24      0.02
 Total distributions                                           $          --       0.36     0.00(5)   0.24      0.02
 Net asset value, end of period                                $       10.12      10.11    10.12     9.86      10.01
 TOTAL RETURN(2):                                              %        0.10       3.47     2.69    (0.14)*       --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      57,288     67,903   76,433   81,636      1,203
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.75       0.75     0.75     0.74       0.08
 Gross expenses prior to expense reimbursement(3)              %        0.76       0.76     0.81     0.76       5.94
 Net investment income after expense reimbursement(3)(4)       %        2.97       3.32     3.20     2.80       1.17
 Portfolio turnover rate                                       %          19         13       91      126         --
------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Amount is less than $0.01 per share.

+    As of December 31, 2000, the Series was in its Offering
     Period. Total return from commencement of operations was 0.30%.

* Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES M (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS      YEAR ENDED       MARCH 15,
                                                                      ENDED        DECEMBER 31,      2001(1) TO
                                                                     JUNE 30,    ----------------   DECEMBER 31,
                                                                       2004       2003     2002         2001
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.18      10.16      9.81       10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.25       0.44      0.33        0.16
 Net realized and unrealized gain (loss) on investments        $       (0.25)     (0.05)     0.02       (0.19)
 Total from investment operations                              $          --       0.39      0.35       (0.03)
 Less distributions from:
 Net investment income                                         $          --       0.37      0.00(5)      0.16
 Total distributions                                           $          --       0.37      0.00(5)      0.16
 Net asset value, end of period                                $       10.18      10.18     10.16        9.81
 TOTAL RETURN(2):                                              %        0.00       3.85      3.60       (1.24)*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      84,106     94,835   115,427     123,103
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %        0.75       0.74      0.74        0.72
 Gross expenses prior to expense reimbursement/recoupment(3)   %        0.73       0.74      0.77        0.73
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %        3.70       3.51      3.14        2.95
 Portfolio turnover rate                                       %           2          5        65          55
----------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Amount is less than $0.01 per share.

* Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES N (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS      YEAR ENDED         JUNE 14,
                                                                      ENDED        DECEMBER 31,       2001(1) TO
                                                                     JUNE 30,    -----------------   DECEMBER 31,
                                                                       2004       2003      2002         2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.28       10.12     10.30       10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.20        0.34      0.25        0.07
 Net realized and unrealized gain (loss) on investments        $       (0.20)       0.09     (0.29)       0.31
 Total from investment operations                              $          --        0.43     (0.04)       0.38
 Less distributions from:
 Net investment income                                         $          --        0.27      0.00(5)      0.07
 Net realized gains on investments                             $          --          --      0.14        0.01
 Total distributions                                           $          --        0.27      0.14        0.08
 Net asset value, end of period                                $       10.28       10.28     10.12       10.30
 TOTAL RETURN(2):                                              %        0.00        4.30     (0.37)       2.82*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      89,330     100,184   118,815     135,532
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %        0.74        0.74      0.75        0.72
 Gross expenses prior to expense reimbursement/recoupment(3)   %        0.73        0.74      0.77        0.73
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %        3.03        2.80      2.36        2.11
 Portfolio turnover rate                                       %           4          12       124          48
-----------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Amount is less than $0.01 per share.

* Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES P (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS      YEAR ENDED       SEPTEMBER 18,
                                                                      ENDED        DECEMBER 31,       2001(1) TO
                                                                     JUNE 30,    -----------------   DECEMBER 31,
                                                                       2004       2003      2002         2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.31       10.18     10.06        10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.22        0.37      0.23         0.01
 Net realized and unrealized gain (loss) on investments        $       (0.25)       0.03     (0.10)        0.06
 Total from investment operations                              $       (0.03)       0.40      0.13         0.07
 Less distributions from:
 Net investment income                                         $          --        0.27      0.00(5)       0.01
 Net realized gains on investments                             $          --          --      0.00(5)         --
 Total distributions                                           $          --        0.27      0.01         0.01
 Net asset value, end of period                                $       10.28       10.31     10.18        10.06
 TOTAL RETURN(2):                                              %       (0.29)       3.91      1.27         0.26*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     144,069     168,240   218,665      236,096
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.97        0.97      0.98         0.88
 Gross expenses prior to expense reimbursement(3)              %        0.97        0.97      0.98         0.98
 Net investment income after expense reimbursement(3)(4)       %        2.90        2.75      2.21         1.51
 Portfolio turnover rate                                       %           3          25       123            2
------------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Amount is less than $0.01 per share.

* Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES Q (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS      YEAR ENDED       DECEMBER 13,
                                                                      ENDED        DECEMBER 31,       2001(1) TO
                                                                     JUNE 30,    -----------------   DECEMBER 31,
                                                                       2004       2003      2002         2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.56       10.04     10.01      10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.21        0.34      0.20       0.01
 Net realized and unrealized gain on investments               $       (0.22)       0.18      0.03         --
 Total from investment operations                              $       (0.01)       0.52      0.23       0.01
 Less distributions from:
 Net investment income                                         $          --          --      0.20         --
 Total distributions                                           $          --          --      0.20         --
 Net asset value, end of period                                $       10.55       10.56     10.04      10.01
 TOTAL RETURN(2):                                              %       (0.09)       5.18      2.11*        --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     160,056     180,025   228,920      7,767
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.97        0.97      0.97       0.82
 Gross expenses prior to expense reimbursement(3)              %        0.97        0.97      0.98       7.74
 Net investment income after expense reimbursement(3)(4)       %        3.09        2.82      2.37       0.90
 Portfolio turnover rate                                       %          16          15        95         --
-----------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

+    As of December 31, 2001, the Series was in its Offering
     Period. Total return from commencement of operations was 0.10%.

* Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES R (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                 MARCH 15,
                                                                    SIX MONTHS                    2002(1)
                                                                      ENDED       YEAR ENDED         TO
                                                                     JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                                       2004          2003           2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.71         10.10          10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.18          0.31           0.15
 Net realized and unrealized gain on investments               $       (0.17)         0.30           0.10
 Total from investment operations                              $        0.01          0.61           0.25
 Less distributions from:
 Net investment income                                         $          --            --           0.15
 Total distributions                                           $          --            --           0.15
 Net asset value, end of period                                $       10.72         10.71          10.10
 TOTAL RETURN(2):                                              %        0.09          6.05           2.17*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     156,180       173,056        214,078
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %        0.97          1.00           0.99
 Gross expenses prior to expense reimbursement/recoupment(3)   %        0.97          0.98           1.02
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %        2.59          2.59           2.57
 Portfolio turnover rate                                       %          21            17             76
------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES S (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                  JUNE 17, 2002(1)
                                                                      ENDED       YEAR ENDED           TO
                                                                     JUNE 30,    DECEMBER 31,     DECEMBER 31,
                                                                       2004          2003             2002
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.65         10.07            10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.15          0.25             0.07
 Net realized and unrealized gain (loss) on investments        $       (0.15)         0.34             0.06
 Total from investment operations                              $          --          0.59             0.13
 Less distributions from:
 Net investment income                                         $          --          0.01             0.06
 Total distributions                                           $          --          0.01             0.06
 Net asset value, end of period                                $       10.65         10.65            10.07
 TOTAL RETURN(2):                                              %        0.00          5.86             1.15*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     218,777       250,292          325,041
 Ratios to average net assets:
 Expenses(3)                                                   %        0.97          0.97             0.97
 Net investment income(3)                                      %        1.98          2.04             2.01
 Portfolio turnover rate                                       %           7            13               60
----------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES T (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                SEPTEMBER 12,
                                                                    SIX MONTHS                     2002(1)
                                                                      ENDED       YEAR ENDED         TO
                                                                     JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                                       2004          2003           2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.70         10.12           10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.15          0.28            0.01
 Net realized and unrealized gain (loss) on investments        $       (0.15)         0.32            0.11
 Total from investment operations                              $          --          0.60            0.12
 Less distributions from:
 Net investment income                                         $          --          0.02            0.00(5)
 Total distributions                                           $          --          0.02            0.00(5)
 Net asset value, end of period                                $       10.70         10.70           10.12
 TOTAL RETURN(2):                                              %        0.00          5.88            1.21*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     174,475       194,964         277,434
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %        0.96          0.98            0.96
 Gross expenses prior to expense reimbursement/recoupment(3)   %        0.96          0.98            1.07
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %        2.15          2.14            1.91
 Portfolio turnover rate                                       %          23            24               4
-------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(5)  Amount is less than $0.01 per share.

* Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES U (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS                  DECEMBER 12,
                                                                      ENDED       YEAR ENDED     2002(1) TO
                                                                     JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                                       2004          2003           2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.75         10.00          10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.12          0.18           0.00*
 Net realized and unrealized gain (loss) on investments        $       (0.12)         0.57           0.00*
 Total from investment operations                              $          --          0.75           0.00*
 Net asset value, end of period                                $       10.75         10.75          10.00
 TOTAL RETURN(2):                                              %        0.00          7.29++           --+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     179,502       199,099          1,550
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        0.96          0.98           0.65
 Gross expenses prior to expense reimbursement(3)              %        0.96          0.98          17.95
 Net investment income after expense reimbursement(3)(4)       %        1.74          1.78           0.66
 Portfolio turnover rate                                       %          35            74             --
------------------------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount represents less than $0.01 per share.

+    As of December 31, 2002, the Series was in its Offering
     Period. Total return from commencement of operations was 0.00%.

++ Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES V (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS    MARCH 13,
                                                                      ENDED       2003(1) TO
                                                                     JUNE 30,    DECEMBER 31,
                                                                       2004          2003
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        9.87         10.00
 Income from investment operations:
 Net investment income                                         $        0.11          0.08
 Net realized and unrealized loss on investments               $       (0.15)        (0.21)
 Total from investment operations                              $       (0.04)        (0.13)
 Net asset value, end of period                                $        9.83          9.87
 TOTAL RETURN(2):                                              %       (0.41)        (1.50)*

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     314,681       401,085
 Ratios to average net assets:
 Expenses(3)                                                   %        0.96          0.94
 Net investment income(3)                                      %        1.61          1.39
 Portfolio turnover rate                                       %          21            29
---------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.30%.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The ING GET Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are sixteen diversified Series of the Fund, ING GET Fund-Series E ("GET E"), ING GET Fund-Series G ("GET G"), ING GET Fund-Series H ("GET H"), ING GET Fund-Series I ("GET I"), ING GET Fund-Series J ("GET J"), ING GET Fund-Series K ("GET K"), ING GET Fund-Series L ("GET L"), ING GET Fund-Series M ("GET M"), ING GET Fund-Series N ("GET N"), ING GET Fund-Series P ("GET P"), ING GET Fund-Series Q ("GET Q"), ING GET Fund-Series R ("GET R"), ING GET Fund-Series S ("GET S"), ING GET Fund-Series T ("GET T"), ING GET Fund-Series U ("GET U") and ING GET Fund-Series V ("GET V").

Each Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return (Targeted Return) during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series' assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series during the Guarantee Period is 1.5% (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company ("ILIAC", formerly, Aetna Life Insurance & Annuity Company) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

                          ACCUMULATION            GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
GET E*                 06/15/99 - 09/14/99   09/15/99 - 09/14/04   09/14/04
GET G*                 09/15/99 - 12/14/99   12/15/99 - 12/14/04   12/14/04
GET H*                 12/15/99 - 03/14/00   03/15/00 - 03/14/05   03/14/05
GET I*                 03/15/00 - 06/14/00   06/15/00 - 06/14/05   06/14/05
GET J*                 06/15/00 - 09/13/00   09/14/00 - 09/13/05   09/13/05
GET K*                 09/14/00 - 12/13/00   12/14/00 - 12/13/05   12/13/05
GET L*                 12/14/00 - 03/14/01   03/15/01 - 03/14/06   03/14/06
GET M*                 03/15/01 - 06/13/01   06/14/01 - 06/13/06   06/13/06
GET N*                 06/14/01 - 09/17/01   09/18/01 - 09/15/06   09/15/06
GET P*                 09/18/01 - 12/12/01   12/13/01 - 12/15/06   12/15/06
GET Q*                 12/13/01 - 03/14/02   03/15/02 - 03/16/07   03/16/07
GET R*                 03/15/02 - 06/13/02   06/14/02 - 06/15/07   06/15/07
GET S*                 06/14/02 - 09/11/02   09/12/02 - 09/14/07   09/14/07
GET T*                 09/12/02 - 12/11/02   12/12/02 - 12/14/07   12/14/07
GET U*                 12/12/02 - 03/12/03   03/13/03 - 03/14/08   03/14/08
GET V*                 03/13/03 - 06/12/03   06/13/03 - 06/13/08   06/13/08

*   Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2004, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

In accordance with the original fund prospectuses, GET E, GET G, GET H and GET I will liquidate on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the accounting principles generally accepted in the United States of America for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET E and GET G have been prepared in conformity with both accounting methods.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.    Foreign Currency Transactions and Futures
      Contracts. Certain series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Series record distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F. Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      any capital loss carryforwards have been fully utilized or expired.

G. Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J. Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series' custodian sufficient to cover the purchase price.

K.    Organization Expenses and Offering Costs.
      Costs incurred with the organization of the Series are expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of Guarantee Period.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                        PURCHASES        SALES
                                       -----------    -----------
GET E                                  $29,679,274    $14,670,694
GET G                                    1,885,281      1,761,450
GET H                                    3,066,776      2,717,528
GET I                                    1,190,486      1,118,724
GET J                                      746,583        697,021
GET K                                      204,695        205,705
GET L                                    1,059,419      1,011,503
GET M                                    2,158,090      2,027,417
GET N                                    3,507,928      3,155,306
GET P                                    5,183,044     11,896,237
GET Q                                    8,384,336      7,733,659
GET R                                   10,900,846     17,373,863
GET S                                   15,542,400     14,300,506
GET T                                   12,736,121     18,707,165
GET U                                   27,843,322     32,593,203
GET V                                   17,343,435     36,554,310

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS (CONTINUED)

U.S. Government securities not included above were as follows:

                                    PURCHASES          SALES
                                   -----------      ------------
GET E                              $        --      $119,625,916
GET G                                       --        22,070,946
GET H                                       --        20,884,143
GET I                                4,434,480        16,646,830
GET J                               13,983,468        22,654,548
GET K                                4,744,474        13,192,227
GET L                               10,620,170        21,565,517
GET M                                       --        10,676,295
GET N                                       --        11,262,093
GET P                               31,928,386        48,725,856
GET Q                               17,741,820        39,454,603
GET R                               23,984,700        34,551,607
GET S                                       --        33,142,315
GET T                               29,968,516        44,801,556
GET U                               38,372,272        53,352,111
GET V                               53,903,805       122,248,030

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (The "Manager"). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., "ING IM", a wholly-owned subsidiary of ING Groep, N.V., to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series' in accordance with their investment objective and policies, subject to oversight by the Investment Manager.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Series' operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

GET P, GET Q, GET R, GET S, GET T, GET U and GET V have adopted a distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series' shares ("Distribution Fees"). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Series' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P                              0.25%
GET Q                              0.25%
GET R                              0.25%
GET S                              0.25%
GET T                              0.25%
GET U                              0.25%
GET V                              0.25%

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2004, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                        ACCRUED
                        ACCRUED        ACCRUED          ACCRUED       SHAREHOLDER
                       INVESTMENT   ADMINISTRATIVE   ADMINISTRATIVE   SERVICES AND
                       MANAGEMENT      SERVICE          SERVICE       DISTRIBUTION
                          FEES           FEES             FEES            FEES        TOTAL
                       ----------   --------------   --------------   ------------   --------
GET E                   $146,510       $13,425           $   --         $    --      $159,935
GET G                     72,737         6,665               --              --        79,402
GET H                     54,872         5,028               --              --        59,900
GET I                     33,362         3,057            2,270              --        38,689
GET J                     25,962         2,379               --              --        28,341
GET K                     31,693         2,904               --              --        34,597
GET L                     28,635         2,624               --              --        31,259
GET M                     41,436         3,797               --              --        45,233
GET N                     44,260         4,056               --              --        48,316
GET P                     71,451         6,547               --          29,771       107,769
GET Q                     78,828         7,223               --          32,845       118,896
GET R                     77,133         7,068               --          32,138       116,339
GET S                    108,408         9,934               --          45,170       163,512
GET T                     86,020         7,882               --          35,841       129,743
GET U                     88,603         8,119               --          36,917       133,639
GET V                    156,719        14,360               --          65,299       236,378

The Series have adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

--------------------------------------------------------------------------------

NOTE 7 -- EXPENSE LIMITATIONS

ING Investments, LLC entered into written Expense Limitation Agreements with each Series whereby, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                         MAXIMUM OPERATING EXPENSE LIMIT
                                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                     ---------------------------------------
            GET E                                     0.75%
            GET G                                     0.75
            GET H                                     0.75
            GET I                                     0.75
            GET J                                     0.75
            GET K                                     0.75
            GET L                                     0.75
            GET M                                     0.75
            GET N                                     0.75
            GET P                                    1.00*
            GET Q                                    1.00*
            GET R                                    1.00*
            GET S                                    1.00*
            GET T                                    1.00*
            GET U                                    1.00*
            GET V                                    1.00*

*   Including 0.25% distribution and service fee.

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. Waived and reimbursed fees, net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

As of June 30, 2004, the cumulative amounts of reimbursed fees that are subject to possible future recoupment by the Investment Manager and their related expiration dates are as follows:

                                              JUNE 30,
                                   ------------------------------
                                   2005       2006         TOTAL
                                   ----      -------      -------
GET I                              $--       $26,197      $26,197
GET J                               73        65,311       65,384
GET K                               --        37,805       37,805
GET L                               --        48,810       48,810
GET M                               --        23,493       23,493
GET N                               --        19,258       19,258

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreements within 90 days of the end of the then current term.

NOTE 8 -- LINE OF CREDIT

The Series in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2004, the Series did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                                 GET FUND -- SERIES E                  GET FUND -- SERIES G
                                                           --------------------------------       -------------------------------
                                                            SIX MONTHS                             SIX MONTHS
                                                              ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                             JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                               2004               2003                2004               2003
                                                               ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                 --          1,642,540                  --            761,746
Shares redeemed                                              (5,305,308)        (7,111,907)         (2,174,333)        (3,539,950)
                                                           ------------       -------------       ------------       ------------
Net decrease in shares outstanding                           (5,305,308)        (5,469,367)         (2,174,333)        (2,778,204)
                                                           ============       =============       ============       ============
($)
Dividends reinvested                                       $         --       $ 15,758,313        $         --       $  7,434,300
Shares redeemed                                             (51,602,107)       (69,225,634)        (21,410,651)       (35,004,723)
                                                           ------------       -------------       ------------       ------------
Net decrease                                               $(51,602,107)      $(53,467,321)       $(21,410,651)      $(27,570,423)
                                                           ============       =============       ============       ============

                                                                GET FUND -- SERIES H                   GET FUND -- SERIES I
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --            566,985                  --             277,293
Shares redeemed                                             (1,671,256)        (2,466,196)           (869,439)         (1,178,664)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                          (1,671,256)        (1,899,211)           (869,439)           (901,371)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $  5,631,397        $         --       $   2,773,357
Shares redeemed                                            (16,823,723)       (24,798,342)         (8,773,989)        (11,910,674)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $(16,823,723)      $(19,166,945)       $ (8,773,989)      $  (9,137,317)
                                                          ============       =============       ============       =============

                                                                GET FUND -- SERIES J                   GET FUND -- SERIES K
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --            243,044                  --             244,390
Shares redeemed                                               (820,562)        (1,349,720)           (792,456)         (1,257,581)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                            (820,562)        (1,106,676)           (792,456)         (1,013,191)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $  2,419,393        $         --       $   2,487,886
Shares redeemed                                             (8,211,361)       (13,525,186)         (8,088,612)        (12,897,089)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $ (8,211,361)      $(11,105,793)       $ (8,088,612)      $ (10,409,203)
                                                          ============       =============       ============       =============

* Exchanges into the Series are from initial shareholders who have exchange privileges.

                                                                GET FUND -- SERIES L                   GET FUND -- SERIES M
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --            248,908                  --             367,367
Shares redeemed                                             (1,054,679)        (1,084,117)         (1,054,261)         (2,403,816)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                          (1,054,679)          (835,209)         (1,054,261)         (2,036,449)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $  2,511,486        $         --       $   3,720,631
Shares redeemed                                            (10,730,907)       (10,993,465)        (10,788,736)        (24,571,950)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $(10,730,907)      $ (8,481,979)       $(10,788,736)      $ (20,851,319)
                                                          ============       =============       ============       =============

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)

                                                                GET FUND -- SERIES N                   GET FUND -- SERIES P
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --            286,318                  --             486,322
Shares redeemed                                             (1,054,855)        (2,283,414)         (2,304,937)         (5,658,202)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                          (1,054,855)        (1,997,096)         (2,304,937)         (5,171,880)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $  2,920,441        $         --       $   4,996,497
Shares redeemed                                            (10,915,975)       (23,387,448)        (23,911,483)        (58,200,729)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $(10,915,975)      $(20,467,007)       $(23,911,483)      $ (53,204,232)
                                                          ============       =============       ============       =============

                                                                GET FUND -- SERIES Q                   GET FUND -- SERIES R
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --                374                  --               2,580
Shares redeemed                                             (1,876,723)        (5,760,168)         (1,588,115)         (5,042,160)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                          (1,876,723)        (5,759,794)         (1,588,115)         (5,039,580)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $      3,911        $         --       $      27,218
Shares redeemed                                            (19,984,555)       (59,658,973)        (17,135,734)        (52,683,043)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $(19,984,555)      $(59,655,062)       $(17,135,734)      $ (52,655,825)
                                                          ============       =============       ============       =============

                                                                GET FUND -- SERIES S                   GET FUND -- SERIES T
                                                          --------------------------------       --------------------------------
                                                           SIX MONTHS                             SIX MONTHS
                                                             ENDED            YEAR ENDED            ENDED            YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Dividends reinvested                                                --             26,347                  --              29,797
Shares redeemed                                             (2,960,075)        (8,779,953)         (1,905,094)         (9,217,934)
                                                          ------------       -------------       ------------       -------------
Net decrease in shares outstanding                          (2,960,075)        (8,753,606)         (1,905,094)         (9,188,137)
                                                          ============       =============       ============       =============
($)
Dividends reinvested                                      $         --       $    276,982        $         --       $     314,206
Shares redeemed                                            (31,782,572)       (91,498,065)        (20,603,552)        (96,328,093)
                                                          ------------       -------------       ------------       -------------
Net decrease                                              $(31,782,572)      $(91,221,083)       $(20,603,552)      $ (96,013,887)
                                                          ============       =============       ============       =============

                                                                GET FUND -- SERIES U                   GET FUND -- SERIES V
                                                          --------------------------------       --------------------------------
                                                                                                                      MARCH 13,
                                                           SIX MONTHS                             SIX MONTHS           2003(1)
                                                             ENDED            YEAR ENDED            ENDED                TO
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,           JUNE 30,
                                                              2004               2003                2004               2003
                                                              ----               ----                ----               ----
(NUMBER OF SHARES)
Shares sold                                                         --         30,236,058                  --          46,988,009
Dividends reinvested                                                --                215                  --                  --
Shares redeemed                                             (1,826,241)       (11,868,901)         (8,628,228)         (6,335,761)
                                                          ------------       -------------       ------------       -------------
Net increase (decrease) in shares outstanding               (1,826,241)        18,367,372          (8,628,228)         40,652,248
                                                          ============       =============       ============       =============
($)
Shares sold                                               $         --       $302,850,826        $         --       $ 470,446,442
Dividends reinvested                                                --              2,156                  --                  --
Shares redeemed                                            (19,827,648)      (124,895,637)        (86,275,078)        (61,497,315)
                                                          ------------       -------------       ------------       -------------
Net increase (decrease)                                   $(19,827,648)      $177,957,345        $(86,275,078)      $ 408,949,127
                                                          ============       =============       ============       =============

---------------

(1) Commencement of operations.

--------------------------------------------------------------------------------

NOTE 10 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, organizational and offering expenses, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

                                                YEAR ENDED
                                             DECEMBER 31, 2003
                                             -----------------
                                              ORDINARY INCOME
                                             -----------------
GET E                                           $15,758,313
GET G                                             7,434,300
GET H                                             5,631,397
GET I                                             2,773,357
GET J                                             2,419,393
GET K                                             2,487,886
GET L                                             2,511,486
GET M                                             3,720,631
GET N                                             2,920,441
GET P                                             4,996,497
GET Q                                                 3,911
GET R                                                27,218
GET S                                               276,982
GET T                                               314,206
GET U                                                 2,156

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

                         UNDISTRIBUTED     UNREALIZED      POST-OCTOBER
        UNDISTRIBUTED      LONG-TERM     APPRECIATION/    CAPITAL LOSSES   CAPITAL LOSS    EXPIRATION
       ORDINARY INCOME   CAPITAL GAINS   (DEPRECIATION)      DEFERRED      CARRYFORWARDS     DATES
       ---------------   -------------   --------------   --------------   -------------   ----------
GET E    $14,822,792        $    --       $ 9,523,880       $       --     $(39,395,047)      2004
GET G      6,913,131             --         4,909,727               --      (17,083,841)      2004
GET H      5,230,114             --         4,565,899               --      (10,845,294)      2005
GET I      2,819,633             --         3,214,452               --       (6,715,087)      2005
GET J      2,356,129             --         2,660,238               --       (6,419,574)      2005
GET K      2,322,288             --         2,827,064               --       (5,053,446)      2005
GET L      2,404,136             --         3,152,366          (82,624)      (5,422,827)      2006
GET M      3,722,056             --         4,957,208               --       (7,935,792)      2006
GET N      3,106,758             --         4,477,215               --       (4,879,227)      2006
GET P      5,405,137             --         8,350,260         (477,425)      (7,665,759)      2006
GET Q      5,803,151             --        10,737,374               --       (5,428,915)      2007
GET R      5,050,665             --         8,375,327               --          (53,208)      2007
GET S      8,493,546        882,851         8,823,532               --               --         --
GET T      7,883,527         31,601         8,443,617               --               --         --
GET U     11,161,762         21,324         8,470,271               --               --         --
GET V      3,462,763             --        (7,265,670)      (3,086,115)        (944,787)      2008

NOTE 11 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

--------------------------------------------------------------------------------

NOTE 11 -- OTHER INFORMATION (CONTINUED)

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES E                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 15.0%
                    ADVERTISING: 0.0%
      1,300    @    Interpublic Group of Cos.,
                      Inc.                          $     17,849
        750         Omnicom Group                         56,918
                                                    ------------
                                                          74,767
                                                    ------------
                    AEROSPACE/DEFENSE: 0.3%
      4,600         Boeing Co.                           235,014
      1,350         General Dynamics Corp.               134,055
        700         Goodrich Corp.                        22,631
      1,810         Lockheed Martin Corp.                 94,265
      1,500         Northrop Grumman Corp.                80,550
      1,600         Raytheon Co.                          57,232
        650         Rockwell Collins, Inc.                21,658
      2,150         United Technologies Corp.            196,682
                                                    ------------
                                                         842,087
                                                    ------------
                    AGRICULTURE: 0.2%
      8,290         Altria Group, Inc.                   414,914
      1,100         Monsanto Co.                          42,350
        250         RJ Reynolds Tobacco Holdings,
                      Inc.                                16,898
        650         UST, Inc.                             23,400
                                                    ------------
                                                         497,562
                                                    ------------
                    AIRLINES: 0.0%
         50         Southwest Airlines Co.                   839
                                                    ------------
                                                             839
                                                    ------------
                    APPAREL: 0.1%
        530         Jones Apparel Group, Inc.             20,924
        450         Liz Claiborne, Inc.                   16,191
      1,800         Nike, Inc.                           136,350
        250         Reebok Intl. Ltd.                      8,995
        500         VF Corp.                              24,350
                                                    ------------
                                                         206,810
                                                    ------------
                    AUTO MANUFACTURERS: 0.1%
     12,610         Ford Motor Co.                       197,347
      2,300         General Motors Corp                  107,157
      1,200         Paccar, Inc.                          69,588
                                                    ------------
                                                         374,092
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        800         Dana Corp.                            15,680
        300         Johnson Controls, Inc.                16,014
                                                    ------------
                                                          31,694
                                                    ------------
                    BANKS: 1.1%
      1,600         Amsouth Bancorp                       40,752
     11,115         Bank of America Corp.                940,550
      3,100         Bank of New York Co., Inc.            91,388
      4,550         Bank One Corp.                       232,049
        900         BB&T Corp.                            33,273
        857         Charter One Financial, Inc.           37,871
        850         Comerica, Inc.                        46,648
      2,250         Fifth Third Bancorp                  121,005
        400         First Horizon National Corp           18,188
        800         Huntington Bancshares, Inc.           18,320
      2,000         Keycorp                               59,780
        150         M & T Bank Corp.                      13,095
      1,000         Marshall & Ilsley Corp.               39,090
      1,950         Mellon Financial Corp.                57,194
      2,400         National City Corp.                   84,024
        400         North Fork Bancorporation,
                      Inc.                                15,220
      1,050         Northern Trust Corp.                  44,394
      1,300         PNC Financial Services Group,
                      Inc.                                69,004
      1,050         Regions Financial Corp.               38,378
      1,380         SouthTrust Corp.                      53,558
      1,400         State Street Corp                     68,656


  Shares                                               Value
----------------------------------------------------------------
      1,300         SunTrust Banks, Inc.            $     84,487
      1,150         Synovus Financial Corp.               29,118
        590         Union Planters Corp.                  17,588
      7,935         US Bancorp                           218,689
      9,100         Wachovia Corp.                       404,949
      6,850         Wells Fargo & Co.                    392,025
        550         Zions Bancorporation                  33,798
                                                    ------------
                                                       3,303,091
                                                    ------------
                    BEVERAGES: 0.4%
      1,300         Anheuser-Busch Cos., Inc.             70,200
        300         Brown-Forman Corp.                    14,481
     13,250         Coca-Cola Co.                        668,860
      1,950         Coca-Cola Enterprises, Inc.           56,531
      1,350         Pepsi Bottling Group, Inc.            41,229
      7,000         PepsiCo, Inc.                        377,160
                                                    ------------
                                                       1,228,461
                                                    ------------
                    BIOTECHNOLOGY: 0.1%
      5,226    @    Amgen, Inc.                          285,182
        500    @    Biogen IDEC, Inc.                     31,625
        650    @    Chiron Corp.                          29,016
        350    @    Genzyme Corp.                         16,566
        250    @    Millipore Corp.                       14,093
                                                    ------------
                                                         376,482
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,050    @    American Standard Cos., Inc.          42,326
      3,050         Masco Corp.                           95,099
        700         Vulcan Materials Co.                  33,285
                                                    ------------
                                                         170,710
                                                    ------------
                    CHEMICALS: 0.2%
      1,000         Air Products & Chemicals, Inc.        52,450
        200         Ashland, Inc.                         10,562
      4,000         Dow Chemical Co.                     162,799
        350         Eastman Chemical Co.                  16,181
      1,100         Ecolab, Inc.                          34,870
        750         Engelhard Corp.                       24,233
        320         International Flavors &
                      Fragrances, Inc.                    11,968
      1,300         PPG Industries, Inc.                  81,236
      1,600         Praxair, Inc.                         63,856
      1,050         Rohm & Haas Co.                       43,659
        450         Sherwin-Williams Co.                  18,698
        250         Sigma-Aldrich Corp.                   14,903
                                                    ------------
                                                         535,415
                                                    ------------
                    COMMERCIAL SERVICES: 0.2%
        850    @    Apollo Group, Inc.                    75,047
      7,000         Cendant Corp.                        171,360
        130         Deluxe Corp.                           5,655
        900         Equifax, Inc.                         22,275
        990         H&R Block, Inc.                       47,203
        600         Moody's Corp.                         38,796
      1,950         Paychex, Inc.                         66,066
        700         Robert Half Intl., Inc.               20,839
        850         RR Donnelley & Sons Co.               28,067
                                                    ------------
                                                         475,308
                                                    ------------
                    COMPUTERS: 0.6%
      1,500    @    Apple Computer Inc                    48,810
        800    @    Computer Sciences Corp.               37,144
     10,400    @    Dell, Inc.                           372,528
      9,750    @    EMC Corp.                            111,150
        950    @    Gateway Inc                            4,275
     12,792         Hewlett-Packard Co.                  269,911
      6,850         International Business
                      Machines Corp.                     603,827
        510    @    Lexmark International Inc             49,230
        650    @    NCR Corp.                             32,234
      2,250    @    Network Appliance, Inc.               48,443

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES E                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      5,200    @    Sun Microsystems, Inc.          $     22,568
      1,250    @    Sungard Data Systems, Inc.            32,500
        950    @    Unisys Corp.                          13,186
                                                    ------------
                                                       1,645,806
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.5%
        315         Alberto-Culver Co.                    15,794
      1,900         Avon Products, Inc.                   87,666
      2,150         Colgate-Palmolive Co.                125,668
      6,900         Gillette Co.                         292,560
      2,050         Kimberly-Clark Corp.                 135,054
     13,900         Procter & Gamble Co.                 756,716
                                                    ------------
                                                       1,413,458
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        650         Genuine Parts Co.                     25,792
        650         WW Grainger, Inc.                     37,375
                                                    ------------
                                                          63,167
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.2%
      5,200         American Express Co.                 267,176
        430         Bear Stearns Cos Inc/The              36,253
      1,270         Capital One Financial Corp.           86,843
      6,150         Charles Schwab Corp.                  59,102
     20,520         Citigroup, Inc.                      954,179
      1,900         Countrywide Financial Corp.          133,475
      1,600    @    E*Trade Financial Corp.               17,840
      3,990         Fannie Mae                           284,725
        300         Federated Investors, Inc.              9,102
      1,200         Franklin Resources, Inc.              60,096
      2,600         Goldman Sachs Group, Inc.            244,816
      1,050         Janus Capital Group, Inc.             17,315
      8,280         JP Morgan Chase & Co.                321,015
      1,100         Lehman Brothers Holdings Inc          82,775
      5,195         MBNA Corp.                           133,979
      5,250         Merrill Lynch & Co., Inc.            283,395
      4,450         Morgan Stanley                       234,827
      1,740    @    Providian Financial Corp.             25,526
      2,050         SLM Corp.                             82,923
        300         T Rowe Price Group, Inc.              15,120
                                                    ------------
                                                       3,350,482
                                                    ------------
                    ELECTRIC: 0.4%
      4,050    @    AES Corp.                             40,217
        800         Ameren Corp.                          34,368
      1,670         American Electric Power Co.,
                      Inc.                                53,440
      2,020         Centerpoint Energy, Inc.              23,230
        650         Cinergy Corp.                         24,700
        400         Consolidated Edison, Inc.             15,904
      1,000         Constellation Energy Group,
                      Inc.                                37,900
      4,300         Duke Energy Corp.                     87,246
      2,330         Edison Intl.                          59,578
      1,080         Entergy Corp.                         60,491
      2,650         Exelon Corp.                          88,218
      1,350         FirstEnergy Corp.                     50,504
        900         FPL Group, Inc.                       57,555
      1,300         NiSource, Inc.                        26,806
      1,920    @    PG&E Corp.                            53,645
        300         Pinnacle West Capital Corp.           12,117
        890         PPL Corp.                             40,851
        450         Progress Energy, Inc.                 19,823
      1,100         Public Service Enterprise
                      Group, Inc.                         44,033
      3,150         Southern Co.                          91,822
      2,150         TXU Corp.                             87,097
      1,500         Xcel Energy, Inc.                     25,065
                                                    ------------
                                                       1,034,610
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
      1,750         Emerson Electric Co.            $    111,213
                                                    ------------
                                                         111,213
                                                    ------------
                    ELECTRONICS: 0.1%
      1,850    @    Agilent Technologies, Inc.            54,168
        900         Applera Corp. -- Applied
                      Biosystems Group                    19,575
      1,000    @    Jabil Circuit, Inc.                   25,180
        550         Parker Hannifin Corp.                 32,703
        500         Perkinelmer, Inc.                     10,020
      3,300    @    Sanmina-SCI Corp.                     30,030
      2,100    @    Solectron Corp.                       13,587
        650         Symbol Technologies, Inc.              9,581
        450         Tektronix, Inc.                       15,309
        950    @    Thermo Electron Corp                  29,203
        550    @    Waters Corp.                          26,279
                                                    ------------
                                                         265,635
                                                    ------------
                    ENTERTAINMENT: 0.0%
      1,650         International Game Technology         63,690
                                                    ------------
                                                          63,690
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.0%
        600    @    Allied Waste Industries, Inc.          7,908
      2,750         Waste Management, Inc.                84,288
                                                    ------------
                                                          92,196
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      2,840         Freddie Mac                          179,772
                                                    ------------
                                                         179,772
                                                    ------------
                    FOOD: 0.2%
         50         Albertson's, Inc.                      1,327
      3,128         Archer-Daniels-Midland Co.            52,488
      2,600         Conagra Foods, Inc.                   70,408
        600         General Mills, Inc.                   28,518
      1,100         Hershey Foods Corp.                   50,897
      1,600         HJ Heinz Co.                          62,720
      1,900         Kellogg Co.                           79,514
        500         McCormick & Co., Inc.                 17,000
        700    @    Safeway, Inc.                         17,738
      3,300         Sara Lee Corp.                        75,867
        990         Supervalu, Inc.                       30,304
      1,050         Sysco Corp.                           37,664
      1,050         WM Wrigley Jr Co.                     66,203
                                                    ------------
                                                         590,648
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.1%
        110         Boise Cascade Corp.                    4,140
      1,150         Georgia-Pacific Corp.                 42,527
      2,100         International Paper Co.               93,869
        550         Louisiana-Pacific Corp.               13,008
        800         MeadWestvaco Corp.                    23,512
        700         Plum Creek Timber Co., Inc.           22,806
        150         Temple-Inland, Inc.                   10,388
      1,300         Weyerhaeuser Co.                      82,056
                                                    ------------
                                                         292,306
                                                    ------------
                    GAS: 0.0%
        750         KeySpan Corp.                         27,525
      1,350         Sempra Energy                         46,481
                                                    ------------
                                                          74,006
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        530         Black & Decker Corp.                  32,928
        250         Snap-On, Inc.                          8,388
        300         Stanley Works                         13,674
                                                    ------------
                                                          54,990
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES E                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.6%
        200         Bausch & Lomb, Inc.             $     13,014
      2,850         Baxter Intl., Inc.                    98,354
      1,350         Becton Dickinson & Co.                69,930
      1,100         Biomet, Inc.                          48,884
      3,300    @    Boston Scientific Corp.              141,240
        420         CR Bard, Inc.                         23,793
      1,273         Guidant Corp.                         71,135
     11,950         Johnson & Johnson                    665,614
      4,950         Medtronic, Inc.                      241,164
        720    @    St. Jude Medical, Inc.                54,468
      1,800         Stryker Corp.                         99,000
      1,650    @    Zimmer Holdings, Inc.                145,530
                                                    ------------
                                                       1,672,126
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.2%
        750    @    Anthem, Inc.                          67,170
        800         HCA, Inc.                             33,272
      1,000    @    Humana, Inc.                          16,900
        250         Manor Care, Inc.                       8,170
        400         Quest Diagnostics                     33,980
      3,400         UnitedHealth Group, Inc.             211,650
      1,080    @    WellPoint Health Networks            120,971
                                                    ------------
                                                         492,113
                                                    ------------
                    HOME BUILDERS: 0.0%
        700         Centex Corp.                          32,025
                                                    ------------
                                                          32,025
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        550         Leggett & Platt, Inc.                 14,691
        350         Whirlpool Corp.                       24,010
                                                    ------------
                                                          38,701
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
        400         Avery Dennison Corp.                  25,604
        800         Clorox Co.                            43,024
        600         Fortune Brands, Inc.                  45,258
                                                    ------------
                                                         113,886
                                                    ------------
                    INSURANCE: 0.8%
      1,900    @@   ACE Ltd.                              80,332
      2,050         Aflac, Inc.                           83,661
      3,800         Allstate Corp.                       176,890
        500         Ambac Financial Group, Inc.           36,720
     10,550         American Intl. Group, Inc.           752,003
      1,200         AON Corp.                             34,164
        850         Chubb Corp.                           57,953
      1,010         Cigna Corp.                           69,498
        472         Cincinnati Financial Corp.            20,541
      1,300         Hartford Financial Services
                      Group, Inc.                         89,362
        400         Jefferson-Pilot Corp.                 20,320
      1,000         Lincoln National Corp.                47,250
        800         Loews Corp.                           47,968
      2,100         Marsh & McLennan Cos., Inc.           95,298
        450         MBIA, Inc.                            25,704
      3,000         Metlife, Inc.                        107,550
        300         MGIC Investment Corp.                 22,758
      1,450         Principal Financial Group             50,431
      1,500         Progressive Corp.                    127,950
      2,100         Prudential Financial, Inc.            97,587
        400         Safeco Corp.                          17,600
      4,500         St. Paul Cos.                        182,430
        350         Torchmark Corp.                       18,830
        550    @@   XL Capital Ltd.                       41,503
                                                    ------------
                                                       2,304,303
                                                    ------------
                    INTERNET: 0.1%
      2,600    @    eBay, Inc.                           239,070
        300    @    Monster Worldwide, Inc.                7,716


  Shares                                               Value
----------------------------------------------------------------
      2,100    @    Symantec Corp.                  $     91,938
      2,150    @    Yahoo!, Inc.                          78,110
                                                    ------------
                                                         416,834
                                                    ------------
                    IRON/STEEL: 0.0%
        200         Nucor Corp.                           15,352
        550         United States Steel Corp.             19,316
                                                    ------------
                                                          34,668
                                                    ------------
                    LEISURE TIME: 0.1%
        590         Brunswick Corp.                       24,072
      2,550         Carnival Corp.                       119,850
      1,150         Harley-Davidson, Inc.                 71,231
        400         Sabre Holdings Corp.                  11,084
                                                    ------------
                                                         226,237
                                                    ------------
                    LODGING: 0.0%
        510         Harrah's Entertainment, Inc.          27,591
      1,000         Hilton Hotels Corp.                   18,660
        950         Marriott Intl., Inc.                  47,386
        950         Starwood Hotels & Resorts
                      Worldwide, Inc.                     42,608
                                                    ------------
                                                         136,245
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      1,900         Caterpillar, Inc.                    150,936
                                                    ------------
                                                         150,936
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.0%
      1,700         Deere & Co.                          119,238
        750         Rockwell Automation, Inc.             28,133
                                                    ------------
                                                         147,371
                                                    ------------
                    MEDIA: 0.4%
      2,500         Clear Channel Communications,
                      Inc.                                92,375
        200         Dow Jones & Co., Inc.                  9,020
      1,050         Gannett Co., Inc.                     89,093
        100         Knight-Ridder, Inc.                    7,200
      1,200         McGraw-Hill Cos., Inc.                91,884
        200         Meredith Corp.                        10,992
        700         New York Times Co.                    31,297
     18,400    @    Time Warner, Inc.                    323,472
      1,500         Tribune Co.                           68,310
      7,150         Viacom, Inc.                         255,398
      8,400         Walt Disney Co.                      214,116
                                                    ------------
                                                       1,193,157
                                                    ------------
                    MINING: 0.1%
      3,650         Alcoa, Inc.                          120,560
        750         Newmont Mining Corp.                  29,070
        700         Phelps Dodge Corp.                    54,257
                                                    ------------
                                                         203,887
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 0.9%
      5,400         3M Co.                               486,053
        250         Cooper Industries Ltd.                14,853
        110         Crane Co.                              3,453
      1,200         Danaher Corp.                         62,220
        850         Dover Corp.                           35,785
        460         Eastman Kodak Co.                     12,411
        600         Eaton Corp.                           38,844
     40,650         General Electric Co.               1,317,059
      3,450         Honeywell Intl., Inc.                126,374
      1,200         Illinois Tool Works, Inc.            115,068
        300    @@   Ingersoll-Rand Co.                    20,493
        460         ITT Industries, Inc.                  38,180
        350         Pall Corp.                             9,167
        680         Textron, Inc.                         40,358
     10,850    @@   Tyco Intl. Ltd.                      359,568
                                                    ------------
                                                       2,679,886
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES E                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        750         Pitney Bowes, Inc.              $     33,188
      3,500    @    Xerox Corp.                           50,750
                                                    ------------
                                                          83,938
                                                    ------------
                    OIL AND GAS: 1.0%
        480         Amerada Hess Corp.                    38,011
      1,200         Anadarko Petroleum Corp.              70,320
      1,232         Apache Corp.                          53,654
      2,180         Burlington Resources, Inc.            78,872
      6,800         ChevronTexaco Corp.                  639,947
      2,569         ConocoPhillips                       195,989
      1,550         Devon Energy Corp.                   102,300
        300         EOG Resources, Inc.                   17,913
     32,400         Exxon Mobil Corp.                  1,438,883
        250         Kerr-McGee Corp.                      13,443
      1,840         Marathon Oil Corp.                    69,626
        500   @,@@  Nabors Industries Ltd.                22,610
        550    @    Noble Corp.                           20,840
      2,610         Occidental Petroleum Corp.           126,350
        350         Sunoco, Inc.                          22,267
        520    @    Transocean, Inc.                      15,049
      1,180         Unocal Corp.                          44,840
        900         Valero Energy Corp.                   66,384
                                                    ------------
                                                       3,037,298
                                                    ------------
                    OIL AND GAS SERVICES: 0.0%
        500         Baker Hughes, Inc.                    18,825
        600    @    BJ Services Co.                       27,504
        950         Schlumberger Ltd                      60,335
                                                    ------------
                                                         106,664
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.0%
        180         Ball Corp.                            12,969
        340         Bemis Co.                              9,605
        440    @    Pactiv Corp.                          10,974
        550    @    Sealed Air Corp.                      29,298
                                                    ------------
                                                          62,846
                                                    ------------
                    PHARMACEUTICALS: 0.9%
      2,550         Abbott Laboratories                  103,938
        500         Allergan, Inc.                        44,760
        400         Amerisourcebergen Corp.               23,912
      8,000         Bristol-Myers Squibb Co.             196,000
      1,750         Cardinal Health, Inc.                122,588
      2,400    @    Caremark Rx, Inc.                     79,056
      4,650         Eli Lilly & Co.                      325,082
        200    @    Express Scripts, Inc.                 15,846
      1,430    @    Forest Laboratories, Inc.             80,981
        650    @    Hospira Inc                           17,940
      1,753    @    King Pharmaceuticals, Inc.            20,072
      1,052    @    Medco Health Solutions, Inc.          39,450
      9,100         Merck & Co., Inc.                    432,249
      1,150         Mylan Laboratories                    23,288
     30,380         Pfizer, Inc.                       1,041,425
        550    @    Watson Pharmaceuticals, Inc.          14,795
      5,400         Wyeth                                195,264
                                                    ------------
                                                       2,776,646
                                                    ------------
                    PIPELINES: 0.0%
        350         Kinder Morgan, Inc.                   20,752
      1,950         Williams Cos., Inc.                   23,205
                                                    ------------
                                                          43,957
                                                    ------------
                    REGIONAL MALLS: 0.0%
        300         Simon Property Group, Inc.            15,426
                                                    ------------
                                                          15,426
                                                    ------------
                    RETAIL: 1.1%
      1,150    @    Autonation, Inc.                      19,665
        350    @    Autozone, Inc.                        28,035
      1,250    @    Bed Bath & Beyond, Inc.               48,063


  Shares                                               Value
----------------------------------------------------------------
      2,200         Best Buy Co., Inc.              $    111,628
      1,900         Costco Wholesale Corp.                78,033
      1,600         CVS Corp.                             67,232
        700         Darden Restaurants, Inc.              14,385
      1,300         Dollar General Corp                   25,428
        550         Family Dollar Stores                  16,731
      1,250         Federated Department Stores           61,375
      6,270         Gap, Inc.                            152,048
      9,240         Home Depot, Inc.                     325,247
      1,050         JC Penney Co., Inc. Holding
                      Co.                                 39,648
      3,250         Limited Brands                        60,775
      3,130         Lowe's Cos., Inc.                    164,481
      1,200         May Department Stores Co.             32,988
      6,800         McDonald's Corp.                     176,799
        750         Nordstrom, Inc.                       31,958
      1,870    @    Office Depot, Inc.                    33,492
      1,080         RadioShack Corp.                      30,920
        900         Sears Roebuck and Co.                 33,984
      3,420         Staples, Inc.                        100,240
      2,200    @    Starbucks Corp.                       95,656
      3,650         Target Corp.                         155,016
      2,000         TJX Cos., Inc.                        48,280
        750    @    Toys R US, Inc.                       11,948
     17,600         Wal-Mart Stores, Inc.                928,575
      4,150         Walgreen Co.                         150,272
        550         Wendy's Intl., Inc.                   19,162
      1,150         Yum! Brands, Inc.                     42,803
                                                    ------------
                                                       3,104,867
                                                    ------------
                    SAVINGS AND LOANS: 0.1%
        580         Golden West Financial Corp.           61,683
      3,610         Washington Mutual, Inc.              139,490
                                                    ------------
                                                         201,173
                                                    ------------
                    SEMICONDUCTORS: 0.5%
      1,450    @    Advanced Micro Devices, Inc.          23,055
      1,950    @    Altera Corp                           43,329
      1,650         Analog Devices, Inc.                  77,682
      6,850    @    Applied Materials, Inc.              134,397
      1,500    @    Applied Micro Circuits Corp.           7,980
      1,200    @    Broadcom Corp.                        56,124
     26,150         Intel Corp.                          721,739
        750    @    Kla-Tencor Corp.                      37,035
      1,250         Linear Technology Corp.               49,338
      1,200    @    LSI Logic Corp.                        9,144
      1,350         Maxim Integrated Products             70,767
      2,600    @    Micron Technology, Inc.               39,806
      1,700    @    National Semiconductor Corp.          37,383
        350    @    Novellus Systems, Inc.                11,004
        550    @    Teradyne, Inc.                        12,485
      7,050         Texas Instruments, Inc.              170,469
      1,350         Xilinx Inc                            44,969
                                                    ------------
                                                       1,546,706
                                                    ------------
                    SOFTWARE: 0.9%
      1,000         Adobe Systems, Inc.                   46,500
        750         Autodesk, Inc.                        32,108
      2,300         Automatic Data Processing             96,324
      1,650    @    BMC Software, Inc.                    30,525
        750    @    Citrix Systems, Inc.                  15,270
      2,350         Computer Associates Intl.,
                      Inc.                                65,941
      1,300    @    Compuware Corp.                        8,580
      1,400    @    Electronic Arts, Inc.                 76,370
      3,655         First Data Corp.                     162,721
        570    @    Fiserv, Inc.                          22,167
      1,650         IMS Health, Inc.                      38,676
        900    @    Intuit, Inc.                          34,722
        340    @    Mercury Interactive Corp.             16,942
     58,250         Microsoft Corp.                    1,663,619
      1,100    @    Novell, Inc.                           9,229
     21,000    @    Oracle Corp.                         250,530
      1,450    @    Peoplesoft, Inc.                      26,825

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES E                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      3,280    @    Siebel Systems, Inc.            $     35,030
      1,650    @    Veritas Software Corp.                45,705
                                                    ------------
                                                       2,677,784
                                                    ------------
                    TELECOMMUNICATIONS: 1.0%
      1,250         Alltel Corp.                          63,275
      3,150         AT&T Corp.                            46,085
      4,350    @    AT&T Wireless Services, Inc.          62,292
      1,800    @    Avaya, Inc.                           28,422
      9,800         Bellsouth Corp.                      256,956
        450         CenturyTel, Inc.                      13,518
     27,700    @    Cisco Systems, Inc.                  656,489
      1,300    @    Citizens Communications Co.           15,730
        720    @    Comverse Technology, Inc.             14,357
      6,050    @    Corning, Inc.                         79,013
     16,300    @    Lucent Technologies, Inc.             61,614
     16,200         Motorola, Inc.                       295,650
      4,450    @    Nextel Communications, Inc.          118,637
      4,300         Qualcomm, Inc.                       313,814
     13,600         SBC Communications, Inc.             329,800
      1,050         Scientific-Atlanta, Inc.              36,225
      5,850         Sprint Corp.-FON Group               102,960
      1,400    @    Tellabs, Inc.                         12,236
     11,000         Verizon Communications, Inc.         398,089
                                                    ------------
                                                       2,905,162
                                                    ------------
                    TEXTILES: 0.0%
        650         Cintas Corp.                          30,986
                                                    ------------
                                                          30,986
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        850         Hasbro, Inc.                          16,150
                                                    ------------
                                                          16,150
                                                    ------------
                    TRANSPORTATION: 0.2%
      1,800         Burlington Northern Santa Fe
                      Corp.                               63,126
      1,200         FedEx Corp                            98,028
      1,800         Norfolk Southern Corp.                47,736
        300         Ryder System, Inc.                    12,021
      4,650         United Parcel Service, Inc.          349,541
                                                    ------------
                                                         570,452
                                                    ------------
                    Total Common Stock
                      (Cost $41,741,980)              44,371,727
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.6%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 21.6%
$63,790,000         1.350%, due 08/16/04            $ 63,677,694
                                                    ------------
                                                      63,677,694
                                                    ------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 22.0%
  7,092,000         1.110%, due 07/15/04               7,088,736
  7,777,000         1.220%, due 07/24/04               7,770,685
 50,000,000         1.520%, due 09/14/04              49,839,950
                                                    ------------
                                                      64,699,371
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $127,628,039)            128,377,065
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 37.4%
                    U.S. TREASURY STRIP PRINCIPAL: 37.4%
$76,598,000         1.150%, due 08/15/04            $ 76,488,365
 12,167,000         1.390%, due 09/07/04              12,134,575
 21,902,000         1.950%, due 05/15/05              21,536,259
    415,000         1.840%, due 05/15/05                 408,423
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $109,747,677)            110,567,622
                                                    ------------
CORPORATE BONDS: 3.6%
                    REGIONAL(STATE/PROVINCE): 3.6%
 10,781,000         Tennessee Valley Authority,
                      1.720%, due 11/01/04            10,717,338
                                                    ------------
                    Total Corporate Bonds
                      (Cost $10,555,820)              10,717,338
                                                    ------------
REPURCHASE AGREEMENT: 0.5%
                    REPURCHASE AGREEMENT: 0.5%
  1,469,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $1,469,061 to be received
                      upon repurchase
                      (Collateralized by
                      $1,593,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued 1,469,000 interest
                      $1,498,539, due 03/16/29)        1,469,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $1,469,000)                1,469,000
                                                    ------------

           TOTAL INVESTMENTS IN SECURITIES
             (COST $291,142,516)*           100.1%   $295,502,752
           OTHER ASSETS AND
             LIABILITIES-NET                 (0.1)       (158,542)
                                            -----    ------------
           NET ASSETS                       100.0%   $295,344,210
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $293,292,058.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $3,084,376
      Gross Unrealized Depreciation                    (873,682)
                                                     ----------
      Net Unrealized Appreciation                    $2,210,694
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES G                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 4.8%
                    ADVERTISING: 0.0%
        300    @    Interpublic Group of Cos.,
                      Inc.                          $      4,119
        120         Omnicom Group                          9,107
                                                    ------------
                                                          13,226
                                                    ------------
                    AEROSPACE/DEFENSE: 0.1%
        730         Boeing Co.                            37,296
        210         General Dynamics Corp.                20,853
         60         Goodrich Corp.                         1,940
        290         Lockheed Martin Corp.                 15,103
        240         Northrop Grumman Corp.                12,888
        260         Raytheon Co.                           9,300
        130         Rockwell Collins, Inc.                 4,332
        340         United Technologies Corp.             31,103
                                                    ------------
                                                         132,815
                                                    ------------
                    AGRICULTURE: 0.1%
      1,340         Altria Group, Inc.                    67,067
        190         Monsanto Co.                           7,315
         50         RJ Reynolds Tobacco Holdings,
                      Inc.                                 3,380
        110         UST, Inc.                              3,960
                                                    ------------
                                                          81,722
                                                    ------------
                    AIRLINES: 0.0%
        100         Southwest Airlines Co.                 1,677
                                                    ------------
                                                           1,677
                                                    ------------
                    APPAREL: 0.0%
        130         Jones Apparel Group, Inc.              5,132
        120         Liz Claiborne, Inc.                    4,318
        280         Nike, Inc.                            21,210
         50         Reebok Intl. Ltd.                      1,799
         80         VF Corp.                               3,896
                                                    ------------
                                                          36,355
                                                    ------------
                    AUTO MANUFACTURERS: 0.0%
      2,010         Ford Motor Co.                        31,457
        370         General Motors Corp                   17,238
        172         Paccar, Inc.                           9,974
                                                    ------------
                                                          58,669
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        110         Dana Corp.                             2,156
         50         Johnson Controls, Inc.                 2,669
                                                    ------------
                                                           4,825
                                                    ------------
                    BANKS: 0.5%
        230         Amsouth Bancorp                        5,858
      1,763         Bank of America Corp.                149,184
        490         Bank of New York Co., Inc.            14,445
        700         Bank One Corp.                        35,699
        140         BB&T Corp.                             5,176
        132         Charter One Financial, Inc.            5,833
        120         Comerica, Inc.                         6,586
        360         Fifth Third Bancorp                   19,361
        100         First Horizon National Corp            4,547
        190         Huntington Bancshares, Inc.            4,351
        300         Keycorp                                8,967
         30         M & T Bank Corp.                       2,619
        140         Marshall & Ilsley Corp.                5,473
        250         Mellon Financial Corp.                 7,333
        380         National City Corp.                   13,304
         90         North Fork Bancorporation,
                      Inc.                                 3,425
        140         Northern Trust Corp.                   5,919
        180         PNC Financial Services Group,
                      Inc.                                 9,554
        140         Regions Financial Corp.                5,117
        250         SouthTrust Corp.                       9,703
        220         State Street Corp.                    10,789


  Shares                                               Value
----------------------------------------------------------------
        180         SunTrust Banks, Inc.            $     11,698
        180         Synovus Financial Corp.                4,558
         50         Union Planters Corp.                   1,491
      1,259         US Bancorp                            34,698
      1,450         Wachovia Corp.                        64,524
      1,070         Wells Fargo & Co.                     61,235
         50         Zions Bancorporation                   3,073
                                                    ------------
                                                         514,520
                                                    ------------
                    BEVERAGES: 0.1%
        210         Anheuser-Busch Cos., Inc.             11,340
         80         Brown-Forman Corp.                     3,862
      2,100         Coca-Cola Co.                        106,008
        310         Coca-Cola Enterprises, Inc.            8,987
        210         Pepsi Bottling Group, Inc.             6,413
      1,110         PepsiCo, Inc.                         59,807
                                                    ------------
                                                         196,417
                                                    ------------
                    BIOTECHNOLOGY: 0.0%
        853    @    Amgen, Inc.                           46,548
         80    @    Biogen IDEC, Inc.                      5,060
        110    @    Chiron Corp.                           4,910
         60    @    Genzyme Corp.                          2,840
         40    @    Millipore Corp.                        2,255
                                                    ------------
                                                          61,613
                                                    ------------
                    BUILDING MATERIALS: 0.0%
        120    @    American Standard Cos., Inc.           4,837
        480         Masco Corp.                           14,967
        100         Vulcan Materials Co                    4,755
                                                    ------------
                                                          24,559
                                                    ------------
                    CHEMICALS: 0.1%
        160         Air Products & Chemicals, Inc.         8,392
         50         Ashland, Inc.                          2,641
        640         Dow Chemical Co.                      26,047
         50         Eastman Chemical Co.                   2,312
        160         Ecolab, Inc.                           5,072
        120         Engelhard Corp                         3,877
         80         International Flavors &
                      Fragrances, Inc.                     2,992
        200         PPG Industries, Inc.                  12,497
        240         Praxair, Inc.                          9,578
        160         Rohm & Haas Co.                        6,653
        110         Sherwin-Williams Co.                   4,571
         50         Sigma-Aldrich Corp.                    2,981
                                                    ------------
                                                          87,613
                                                    ------------
                    COMMERCIAL SERVICES: 0.0%
        110    @    Apollo Group, Inc.                     9,712
      1,110         Cendant Corp.                         27,173
         20         Deluxe Corp.                             870
        100         Equifax, Inc.                          2,475
        140         H&R Block, Inc.                        6,675
         90         Moody's Corp.                          5,819
        310         Paychex, Inc.                         10,503
        110         Robert Half Intl., Inc.                3,275
        140         RR Donnelley & Sons Co.                4,623
                                                    ------------
                                                          71,125
                                                    ------------
                    COMPUTERS: 0.2%
        240    @    Apple Computer Inc                     7,810
        130    @    Computer Sciences Corp.                6,036
      1,650    @    Dell, Inc.                            59,103
      1,550    @    EMC Corp.                             17,670
        230    @    Gateway Inc                            1,035
      1,954         Hewlett-Packard Co.                   41,229
      1,090         International Business
                      Machines Corp.                      96,084
         80    @    Lexmark International Inc              7,722
         90    @    NCR Corp.                              4,463
        360    @    Network Appliance, Inc.                7,751

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES G                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        830    @    Sun Microsystems, Inc.          $      3,602
        200    @    Sungard Data Systems, Inc.             5,200
        230    @    Unisys Corp.                           3,192
                                                    ------------
                                                         260,897
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.2%
         60         Alberto-Culver Co.                     3,008
        300         Avon Products, Inc.                   13,842
        330         Colgate-Palmolive Co.                 19,289
      1,100         Gillette Co.                          46,640
        330         Kimberly-Clark Corp.                  21,740
      2,200         Procter & Gamble Co.                 119,768
                                                    ------------
                                                         224,287
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        100         Genuine Parts Co.                      3,968
        100         WW Grainger, Inc.                      5,750
                                                    ------------
                                                           9,718
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.5%
        850         American Express Co.                  43,673
         70         Bear Stearns Cos Inc/The               5,902
        200         Capital One Financial Corp.           13,676
        850         Charles Schwab Corp.                   8,169
      3,256         Citigroup, Inc.                      151,403
        304         Countrywide Financial Corp.           21,356
        250    @    E*Trade Financial Corp.                2,788
        640         Fannie Mae                            45,669
         70         Federated Investors, Inc.              2,124
        150         Franklin Resources, Inc.               7,512
        410         Goldman Sachs Group, Inc.             38,606
        160         Janus Capital Group, Inc.              2,638
      1,320         JP Morgan Chase & Co.                 51,175
        170         Lehman Brothers Holdings Inc          12,793
        805         MBNA Corp.                            20,761
        840         Merrill Lynch & Co., Inc.             45,343
        710         Morgan Stanley                        37,467
        190    @    Providian Financial Corp.              2,787
        270         SLM Corp.                             10,922
         80         T Rowe Price Group, Inc.               4,032
                                                    ------------
                                                         528,796
                                                    ------------
                    ELECTRIC: 0.1%
        650    @    AES Corp.                              6,455
        120         Ameren Corp.                           5,155
        290         American Electric Power Co.,
                      Inc.                                 9,280
        190         Centerpoint Energy, Inc.               2,185
        110         Cinergy Corp.                          4,180
         60         Consolidated Edison, Inc.              2,386
        110         Constellation Energy Group,
                      Inc.                                 4,169
        580         Duke Energy Corp.                     11,768
        370         Edison Intl.                           9,461
        170         Entergy Corp.                          9,522
        420         Exelon Corp.                          13,982
        210         FirstEnergy Corp.                      7,856
        130         FPL Group, Inc.                        8,314
        150         NiSource, Inc.                         3,093
        280    @    PG&E Corp.                             7,823
         70         Pinnacle West Capital Corp.            2,827
        160         PPL Corp.                              7,344
         70         Progress Energy, Inc.                  3,084
        140         Public Service Enterprise
                      Group, Inc.                          5,604
        480         Southern Co.                          13,991
        340         TXU Corp.                             13,773
        350         Xcel Energy, Inc.                      5,849
                                                    ------------
                                                         158,101
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        280         Emerson Electric Co.            $     17,794
                                                    ------------
                                                          17,794
                                                    ------------
                    ELECTRONICS: 0.0%
        290    @    Agilent Technologies, Inc.             8,490
        210         Applera Corp. -- Applied
                      Biosystems Group                     4,568
        110    @    Jabil Circuit, Inc.                    2,770
        110         Parker Hannifin Corp.                  6,541
        120         Perkinelmer, Inc.                      2,405
        600    @    Sanmina-SCI Corp.                      5,460
        500    @    Solectron Corp.                        3,235
        150         Symbol Technologies, Inc.              2,211
        100    @    Thermo Electron Corp                   3,074
         80    @    Waters Corp.                           3,822
                                                    ------------
                                                          42,576
                                                    ------------
                    ENTERTAINMENT: 0.0%
        240         International Game Technology          9,264
                                                    ------------
                                                           9,264
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.0%
        150    @    Allied Waste Industries, Inc.          1,977
        350         Waste Management, Inc.                10,728
                                                    ------------
                                                          12,705
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        430         Freddie Mac                           27,219
                                                    ------------
                                                          27,219
                                                    ------------
                    FOOD: 0.1%
         50         Albertson's, Inc.                      1,327
        399         Archer-Daniels-Midland Co.             6,695
        330         Conagra Foods, Inc.                    8,936
         90         General Mills, Inc.                    4,278
        180         Hershey Foods Corp.                    8,329
        230         HJ Heinz Co.                           9,016
        240         Kellogg Co.                           10,044
        100         McCormick & Co., Inc.                  3,400
        110    @    Safeway, Inc.                          2,787
        510         Sara Lee Corp.                        11,725
        110         Supervalu, Inc.                        3,367
        170         Sysco Corp.                            6,098
        130         WM Wrigley Jr Co.                      8,197
                                                    ------------
                                                          84,199
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.0%
         40         Boise Cascade Corp.                    1,506
        240         Georgia-Pacific Corp.                  8,875
        340         International Paper Co.               15,198
        100         Louisiana-Pacific Corp.                2,365
        130         MeadWestvaco Corp.                     3,821
        110         Plum Creek Timber Co., Inc.            3,584
         40         Temple-Inland, Inc.                    2,770
        210         Weyerhaeuser Co.                      13,255
                                                    ------------
                                                          51,374
                                                    ------------
                    GAS: 0.0%
         90         KeySpan Corp.                          3,303
        190         Sempra Energy                          6,542
                                                    ------------
                                                           9,845
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
         80         Black & Decker Corp.                   4,970
         40         Snap-On, Inc.                          1,342
         60         Stanley Works                          2,735
                                                    ------------
                                                           9,047
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES G                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.2%
         40         Bausch & Lomb, Inc.             $      2,603
        430         Baxter Intl., Inc.                    14,839
        210         Becton Dickinson & Co.                10,878
        170         Biomet, Inc.                           7,555
        530    @    Boston Scientific Corp.               22,684
         60         CR Bard, Inc.                          3,399
        200         Guidant Corp.                         11,176
      1,930         Johnson & Johnson                    107,500
        780         Medtronic, Inc.                       38,002
        110    @    St. Jude Medical, Inc.                 8,322
        240         Stryker Corp.                         13,200
        260    @    Zimmer Holdings, Inc.                 22,932
                                                    ------------
                                                         263,090
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.1%
        120    @    Anthem, Inc.                          10,747
        130         HCA, Inc.                              5,407
        140    @    Humana, Inc.                           2,366
         60         Manor Care, Inc.                       1,961
         60         Quest Diagnostics                      5,097
        540         UnitedHealth Group, Inc.              33,614
        160    @    WellPoint Health Networks             17,922
                                                    ------------
                                                          77,114
                                                    ------------
                    HOME BUILDERS: 0.0%
        120         Centex Corp.                           5,490
                                                    ------------
                                                           5,490
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        140         Leggett & Platt, Inc.                  3,739
         40         Whirlpool Corp.                        2,744
                                                    ------------
                                                           6,483
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         70         Avery Dennison Corp.                   4,481
        130         Clorox Co.                             6,991
        120         Fortune Brands, Inc.                   9,052
                                                    ------------
                                                          20,524
                                                    ------------
                    INSURANCE: 0.3%
        300    @@   ACE Ltd.                              12,684
        340         Aflac, Inc.                           13,875
        600         Allstate Corp.                        27,930
         70         Ambac Financial Group, Inc.            5,141
      1,670         American Intl. Group, Inc.           119,037
        190         AON Corp.                              5,409
        160         Chubb Corp.                           10,909
        160         Cigna Corp.                           11,010
        105         Cincinnati Financial Corp.             4,570
        180         Hartford Financial Services
                      Group, Inc.                         12,373
         40         Jefferson-Pilot Corp.                  2,032
        160         Lincoln National Corp.                 7,560
        120         Loews Corp.                            7,195
        330         Marsh & McLennan Cos., Inc.           14,975
        100         MBIA, Inc.                             5,712
        480         Metlife, Inc.                         17,208
         60         MGIC Investment Corp.                  4,552
        210         Principal Financial Group              7,304
        240         Progressive Corp.                     20,472
        340         Prudential Financial, Inc.            15,800
        130         Safeco Corp.                           5,720
        720         St. Paul Cos.                         29,189
         90         Torchmark Corp.                        4,842
         90    @@   XL Capital Ltd.                        6,791
                                                    ------------
                                                         372,290
                                                    ------------
                    INTERNET: 0.0%
        410    @    eBay, Inc.                            37,700
         90    @    Monster Worldwide, Inc.                2,315


  Shares                                               Value
----------------------------------------------------------------
        330    @    Symantec Corp.                  $     14,447
        340    @    Yahoo!, Inc.                          12,352
                                                    ------------
                                                          66,814
                                                    ------------
                    IRON/STEEL: 0.0%
         50         Nucor Corp.                            3,838
         80         United States Steel Corp.              2,810
                                                    ------------
                                                           6,648
                                                    ------------
                    LEISURE TIME: 0.0%
         90         Brunswick Corp.                        3,672
        400         Carnival Corp.                        18,800
        190         Harley-Davidson, Inc.                 11,769
        100         Sabre Holdings Corp.                   2,771
                                                    ------------
                                                          37,012
                                                    ------------
                    LODGING: 0.0%
        100         Harrah's Entertainment, Inc.           5,410
        230         Hilton Hotels Corp.                    4,292
        150         Marriott Intl., Inc.                   7,482
        120         Starwood Hotels & Resorts
                      Worldwide, Inc.                      5,382
                                                    ------------
                                                          22,566
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        300         Caterpillar, Inc.                     23,832
                                                    ------------
                                                          23,832
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.0%
        260         Deere & Co.                           18,237
        110         Rockwell Automation, Inc.              4,126
                                                    ------------
                                                          22,363
                                                    ------------
                    MEDIA: 0.1%
        390         Clear Channel Communications,
                      Inc.                                14,411
         50         Dow Jones & Co., Inc.                  2,255
        170         Gannett Co., Inc.                     14,425
         50         Knight-Ridder, Inc.                    3,600
        210         McGraw-Hill Cos., Inc.                16,080
         40         Meredith Corp.                         2,198
        100         New York Times Co.                     4,471
      2,880    @    Time Warner, Inc.                     50,629
        190         Tribune Co.                            8,653
      1,110         Viacom, Inc.                          39,649
      1,350         Walt Disney Co.                       34,412
                                                    ------------
                                                         190,783
                                                    ------------
                    MINING: 0.0%
        610         Alcoa, Inc.                           20,148
        120         Newmont Mining Corp.                   4,651
         90         Phelps Dodge Corp.                     6,976
                                                    ------------
                                                          31,775
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 0.3%
        860         3M Co.                                77,409
         70         Cooper Industries Ltd.                 4,159
         30         Crane Co.                                942
        200         Danaher Corp.                         10,370
        140         Dover Corp.                            5,894
         80         Eastman Kodak Co.                      2,158
         80         Eaton Corp.                            5,179
      6,450         General Electric Co.                 208,980
        540         Honeywell Intl., Inc.                 19,780
        180         Illinois Tool Works, Inc.             17,260
         50    @@   Ingersoll-Rand Co.                     3,416
         50         ITT Industries, Inc.                   4,150
         80         Pall Corp.                             2,095
        100         Textron, Inc.                          5,935
      1,720    @@   Tyco Intl. Ltd.                       57,001
                                                    ------------
                                                         424,728
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES G                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        170         Pitney Bowes, Inc.              $      7,523
        490    @    Xerox Corp.                            7,105
                                                    ------------
                                                          14,628
                                                    ------------
                    OIL AND GAS: 0.3%
         80         Amerada Hess Corp.                     6,335
        150         Anadarko Petroleum Corp.               8,790
        206         Apache Corp.                           8,971
        340         Burlington Resources, Inc.            12,301
      1,080         ChevronTexaco Corp.                  101,638
        434         ConocoPhillips                        33,110
        250         Devon Energy Corp.                    16,500
         80         EOG Resources, Inc.                    4,777
      5,170         Exxon Mobil Corp.                    229,599
         60         Kerr-McGee Corp.                       3,226
        300         Marathon Oil Corp.                    11,352
         40   @,@@  Nabors Industries Ltd.                 1,809
         90    @    Noble Corp.                            3,410
        410         Occidental Petroleum Corp.            19,848
         80         Sunoco, Inc.                           5,090
         80    @    Transocean, Inc.                       2,315
        190         Unocal Corp.                           7,220
        110         Valero Energy Corp.                    8,114
                                                    ------------
                                                         484,405
                                                    ------------
                    OIL AND GAS SERVICES: 0.0%
         80         Baker Hughes, Inc.                     3,012
         90    @    BJ Services Co.                        4,126
        150         Schlumberger Ltd                       9,526
                                                    ------------
                                                          16,664
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.0%
         50         Ball Corp.                             3,603
        100         Bemis Co.                              2,825
        160    @    Pactiv Corp.                           3,990
         90    @    Sealed Air Corp.                       4,794
                                                    ------------
                                                          15,212
                                                    ------------
                    PHARMACEUTICALS: 0.3%
        400         Abbott Laboratories                   16,304
         80         Allergan, Inc.                         7,162
         70         Amerisourcebergen Corp.                4,185
      1,270         Bristol-Myers Squibb Co.              31,115
        270         Cardinal Health, Inc.                 18,914
        380    @    Caremark Rx, Inc.                     12,517
        740         Eli Lilly & Co.                       51,733
         50    @    Express Scripts, Inc.                  3,962
        230    @    Forest Laboratories, Inc.             13,025
        100    @    Hospira Inc                            2,760
        196    @    King Pharmaceuticals, Inc.             2,244
        226    @    Medco Health Solutions, Inc.           8,475
      1,410         Merck & Co., Inc.                     66,975
        180         Mylan Laboratories                     3,645
      4,824         Pfizer, Inc.                         165,366
         90    @    Watson Pharmaceuticals, Inc.           2,421
        850         Wyeth                                 30,736
                                                    ------------
                                                         441,539
                                                    ------------
                    PIPELINES: 0.0%
        100         Kinder Morgan, Inc.                    5,929
        330         Williams Cos., Inc.                    3,927
                                                    ------------
                                                           9,856
                                                    ------------
                    REITS: 0.0%
         50         Simon Property Group, Inc.             2,571
                                                    ------------
                                                           2,571
                                                    ------------
                    RETAIL: 0.3%
         70    @    Autonation, Inc.                       1,197
         50    @    Autozone, Inc.                         4,005
        190    @    Bed Bath & Beyond, Inc.                7,306


  Shares                                               Value
----------------------------------------------------------------
        350         Best Buy Co., Inc.              $     17,759
        300         Costco Wholesale Corp.                12,321
        250         CVS Corp.                             10,505
        110         Darden Restaurants, Inc.               2,261
        220         Dollar General Corp                    4,303
         40         Family Dollar Stores                   1,217
        150         Federated Department Stores            7,365
        990         Gap, Inc.                             24,008
      1,470         Home Depot, Inc.                      51,743
        230         JC Penney Co., Inc. Holding
                      Co.                                  8,685
        550         Limited Brands                        10,285
        520         Lowe's Cos., Inc.                     27,326
        260         May Department Stores Co.              7,147
      1,080         McDonald's Corp.                      28,080
        150         Nordstrom, Inc.                        6,392
        310    @    Office Depot, Inc.                     5,552
        170         RadioShack Corp.                       4,867
        140         Sears Roebuck and Co.                  5,286
        510         Staples, Inc.                         14,948
        340    @    Starbucks Corp.                       14,783
        580         Target Corp.                          24,633
        310         TJX Cos., Inc.                         7,483
        180    @    Toys R US, Inc.                        2,867
      2,800         Wal-Mart Stores, Inc.                147,727
        660         Walgreen Co.                          23,899
        110         Wendy's Intl., Inc.                    3,832
        180         Yum! Brands, Inc.                      6,700
                                                    ------------
                                                         494,482
                                                    ------------
                    SAVINGS AND LOANS: 0.0%
        100         Golden West Financial Corp.           10,635
        590         Washington Mutual, Inc.               22,798
                                                    ------------
                                                          33,433
                                                    ------------
                    SEMICONDUCTORS: 0.2%
        230    @    Advanced Micro Devices, Inc            3,657
        240    @    Altera Corp                            5,333
        240         Analog Devices, Inc.                  11,299
      1,090    @    Applied Materials, Inc.               21,386
        160    @    Applied Micro Circuits Corp.             851
        190    @    Broadcom Corp.                         8,886
      4,150         Intel Corp.                          114,541
        120    @    Kla-Tencor Corp.                       5,926
        200         Linear Technology Corp.                7,894
        220    @    LSI Logic Corp.                        1,676
        210         Maxim Integrated Products             11,008
        410    @    Micron Technology, Inc.                6,277
        240    @    National Semiconductor Corp.           5,278
         80    @    Novellus Systems, Inc.                 2,515
        130    @    Teradyne, Inc.                         2,951
      1,130         Texas Instruments, Inc.               27,323
        210         Xilinx Inc                             6,995
                                                    ------------
                                                         243,796
                                                    ------------
                    SOFTWARE: 0.3%
        160         Adobe Systems, Inc.                    7,440
         90         Autodesk, Inc.                         3,853
        400         Automatic Data Processing             16,752
        230    @    BMC Software, Inc.                     4,255
        140    @    Citrix Systems, Inc.                   2,850
        380         Computer Associates Intl.,
                      Inc.                                10,663
        300    @    Compuware Corp.                        1,980
        190    @    Electronic Arts, Inc.                 10,365
        582         First Data Corp.                      25,911
        145    @    Fiserv, Inc.                           5,639
        240         IMS Health, Inc.                       5,626
        120    @    Intuit, Inc.                           4,630
         20    @    Mercury Interactive Corp.                997
      9,240         Microsoft Corp.                      263,893
        400    @    Novell, Inc.                           3,356
      3,330    @    Oracle Corp.                          39,726
        190    @    Peoplesoft, Inc.                       3,515

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES G                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        500    @    Siebel Systems, Inc.            $      5,340
        270    @    Veritas Software Corp.                 7,479
                                                    ------------
                                                         424,270
                                                    ------------
                    TELECOMMUNICATIONS: 0.3%
        200         Alltel Corp.                          10,124
        502         AT&T Corp.                             7,344
        690    @    AT&T Wireless Services, Inc.           9,881
        260    @    Avaya, Inc.                            4,105
      1,550         Bellsouth Corp.                       40,641
        130         CenturyTel, Inc.                       3,905
      4,400    @    Cisco Systems, Inc.                  104,280
        210    @    Citizens Communications Co.            2,541
        130    @    Comverse Technology, Inc.              2,592
        890    @    Corning, Inc.                         11,623
      2,620    @    Lucent Technologies, Inc.              9,904
      2,570         Motorola, Inc.                        46,903
        710    @    Nextel Communications, Inc.           18,929
        680         Qualcomm, Inc.                        49,626
      2,170         SBC Communications, Inc.              52,623
        120         Scientific-Atlanta, Inc.               4,140
        930         Sprint Corp.-FON Group                16,368
        260    @    Tellabs, Inc.                          2,272
      1,750         Verizon Communications, Inc.          63,333
                                                    ------------
                                                         461,134
                                                    ------------
                    TEXTILES: 0.0%
        100         Cintas Corp.                           4,767
                                                    ------------
                                                           4,767
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        150         Hasbro, Inc.                           2,850
                                                    ------------
                                                           2,850
                                                    ------------
                    TRANSPORTATION: 0.1%
        230         Burlington Northern Santa Fe
                      Corp.                                8,066
        190         FedEx Corp                            15,521
        260         Norfolk Southern Corp.                 6,895
         40         Ryder System, Inc.                     1,603
        740         United Parcel Service, Inc.           55,626
                                                    ------------
                                                          87,711
                                                    ------------
                    Total Common Stock
                      (Cost $6,239,169)                7,039,788
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.4%
                    FEDERAL HOME LOAN BANK: 20.3%
$30,000,000         1.850%, due 12/14/04            $ 29,744,340
                                                    ------------
                                                      29,744,340
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 16.9%
 25,000,000         1.800%, due 12/14/04              24,792,925
                                                    ------------
                                                      24,792,925
                                                    ------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 27.2%
 40,000,000         1.850%, due 12/14/04              39,653,961
                                                    ------------
                                                      39,653,961
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $92,812,941)              94,191,226
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
CORPORATE BONDS: 18.0%
                    SOVEREIGN: 18.0%
$ 5,956,000         Israel Trust, 1.860%, due
                      11/15/04                      $  5,913,736
  9,130,000         Israel Trust, 1.860%, due
                      11/15/04                         9,065,214
 10,000,000         Israel Trust, 1.860%, due
                      11/15/04                         9,929,040
  1,455,000         Turkey Trust, 1.860%, due
                      11/15/04                         1,444,675
                                                    ------------
                    Total Corporate Bonds
                      (Cost $26,178,434)              26,352,665
                                                    ------------
U.S. TREASURY OBLIGATIONS: 12.3%
                    U.S. TREASURY STRIP
                      PRINCIPAL: 12.3%
 18,108,000         1.520%, due 11/15/04              18,005,454
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $17,887,009)              18,005,454
                                                    ------------
REPURCHASE AGREEMENT: 0.6%
                    REPURCHASE AGREEMENT: 0.6%
    884,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $884,037 to be received upon
                      repurchase (Collateralized
                      by $959,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $902,133,
                      due 03/16/29)                      884,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $884,000)                    884,000
                                                    ------------

            TOTAL INVESTMENTS IN
              SECURITIES
              (COST $144,001,553)*          100.1%   $146,473,133
            OTHER ASSETS AND
              LIABILITIES-NET                (0.1)       (120,950)
                                            -----    ------------
            NET ASSETS                      100.0%   $146,352,183
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $144,633,852.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $1,937,850
      Gross Unrealized Depreciation                     (98,569)
                                                     ----------
      Net Unrealized Appreciation                    $1,839,281
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES H                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 10.1%
                    ADVERTISING: 0.0%
        470    @    Interpublic Group of Cos., Inc.  $     6,453
        200         Omnicom Group                         15,178
                                                     -----------
                                                          21,631
                                                     -----------
                    AEROSPACE/DEFENSE: 0.2%
      1,140         Boeing Co.                            58,243
        340         General Dynamics Corp.                33,762
         80         Goodrich Corp.                         2,586
        450         Lockheed Martin Corp.                 23,436
        380         Northrop Grumman Corp.                20,406
        400         Raytheon Co.                          14,308
        200         Rockwell Collins, Inc.                 6,664
        530         United Technologies Corp.             48,484
                                                     -----------
                                                         207,889
                                                     -----------
                    AGRICULTURE: 0.1%
      2,110         Altria Group, Inc.                   105,606
        300         Monsanto Co.                          11,550
         80         RJ Reynolds Tobacco Holdings,
                      Inc.                                 5,407
        160         UST, Inc.                              5,760
                                                     -----------
                                                         128,323
                                                     -----------
                    AIRLINES: 0.0%
        320         Southwest Airlines Co.                 5,366
                                                     -----------
                                                           5,366
                                                     -----------
                    APPAREL: 0.1%
        210         Jones Apparel Group, Inc.              8,291
        160         Liz Claiborne, Inc.                    5,757
        440         Nike, Inc.                            33,330
         90         Reebok Intl. Ltd.                      3,238
        120         VF Corp.                               5,844
                                                     -----------
                                                          56,460
                                                     -----------
                    AUTO MANUFACTURERS: 0.1%
      3,160         Ford Motor Co.                        49,454
        580         General Motors Corp                   27,022
        277         Paccar, Inc.                          16,063
                                                     -----------
                                                          92,539
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        180         Dana Corp.                             3,528
         80         Johnson Controls, Inc.                 4,270
                                                     -----------
                                                           7,798
                                                     -----------
                    BANKS: 0.8%
        400         Amsouth Bancorp                       10,188
      2,775         Bank of America Corp.                234,820
        770         Bank of New York Co., Inc.            22,700
      1,090         Bank One Corp.                        55,590
        220         BB&T Corp.                             8,133
        221         Charter One Financial, Inc.            9,766
        170         Comerica, Inc.                         9,330
        560         Fifth Third Bancorp                   30,117
        130         First Horizon National Corp            5,911
        330         Huntington Bancshares, Inc.            7,557
        580         Keycorp                               17,336
         40         M & T Bank Corp.                       3,492
        250         Marshall & Ilsley Corp.                9,773
        400         Mellon Financial Corp.                11,732
        600         National City Corp.                   21,006
        140         North Fork Bancorporation, Inc.        5,327
        220         Northern Trust Corp.                   9,302
        280         PNC Financial Services Group,
                      Inc.                                14,862
        210         Regions Financial Corp.                7,676
        330         SouthTrust Corp.                      12,807
        350         State Street Corp.                    17,164
        280         SunTrust Banks, Inc.                  18,197


  Shares                                                Value
----------------------------------------------------------------
        290         Synovus Financial Corp.          $     7,343
         75         Union Planters Corp.                   2,236
      1,964         US Bancorp                            54,128
      2,280         Wachovia Corp.                       101,459
      1,730         Wells Fargo & Co.                     99,007
        110         Zions Bancorporation                   6,760
                                                     -----------
                                                         813,719
                                                     -----------
                    BEVERAGES: 0.3%
        330         Anheuser-Busch Cos., Inc.             17,820
        120         Brown-Forman Corp.                     5,792
      3,300         Coca-Cola Co.                        166,584
        490         Coca-Cola Enterprises, Inc.           14,205
        290         Pepsi Bottling Group, Inc.             8,857
      1,740         PepsiCo, Inc.                         93,751
                                                     -----------
                                                         307,009
                                                     -----------
                    BIOTECHNOLOGY: 0.1%
      1,340    @    Amgen, Inc.                           73,124
        140    @    Biogen IDEC, Inc.                      8,855
        170    @    Chiron Corp.                           7,589
         80    @    Genzyme Corp.                          3,786
         60    @    Millipore Corp.                        3,382
                                                     -----------
                                                          96,736
                                                     -----------
                    BUILDING MATERIALS: 0.0%
        210    @    American Standard Cos., Inc.           8,465
        750         Masco Corp.                           23,385
        140         Vulcan Materials Co                    6,657
                                                     -----------
                                                          38,507
                                                     -----------
                    CHEMICALS: 0.1%
        260         Air Products & Chemicals, Inc.        13,637
         80         Ashland, Inc.                          4,225
      1,000         Dow Chemical Co.                      40,700
         80         Eastman Chemical Co.                   3,698
        240         Ecolab, Inc.                           7,608
        180         Engelhard Corp                         5,816
        130         International Flavors &
                      Fragrances, Inc.                     4,862
        320         PPG Industries, Inc.                  19,997
        380         Praxair, Inc.                         15,166
        240         Rohm & Haas Co.                        9,979
        160         Sherwin-Williams Co.                   6,648
         90         Sigma-Aldrich Corp.                    5,365
                                                     -----------
                                                         137,701
                                                     -----------
                    COMMERCIAL SERVICES: 0.1%
        170    @    Apollo Group, Inc.                    15,009
      1,750         Cendant Corp.                         42,840
         50         Deluxe Corp.                           2,175
        200         Equifax, Inc.                          4,950
        170         H&R Block, Inc.                        8,106
        150         Moody's Corp.                          9,699
        490         Paychex, Inc.                         16,601
        260         Robert Half Intl., Inc.                7,740
        230         RR Donnelley & Sons Co.                7,595
                                                     -----------
                                                         114,715
                                                     -----------
                    COMPUTERS: 0.4%
        390    @    Apple Computer Inc                    12,691
        200    @    Computer Sciences Corp.                9,286
      2,590    @    Dell, Inc.                            92,773
      2,430    @    EMC Corp.                             27,702
        360    @    Gateway Inc                            1,620
      3,058         Hewlett-Packard Co.                   64,524
      1,690         International Business Machines
                      Corp.                              148,973
        130    @    Lexmark International Inc             12,549
        140    @    NCR Corp.                              6,943
        570    @    Network Appliance, Inc.               12,272
      1,200    @    Sun Microsystems, Inc.                 5,208

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES H                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        300    @    Sungard Data Systems, Inc.       $     7,800
        360    @    Unisys Corp.                           4,997
                                                     -----------
                                                         407,338
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.3%
        120         Alberto-Culver Co.                     6,017
        480         Avon Products, Inc.                   22,147
        520         Colgate-Palmolive Co.                 30,394
      1,730         Gillette Co.                          73,352
        520         Kimberly-Clark Corp.                  34,258
      3,520         Procter & Gamble Co.                 191,628
                                                     -----------
                                                         357,796
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
        160         Genuine Parts Co.                      6,349
        140         WW Grainger, Inc.                      8,050
                                                     -----------
                                                          14,399
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.9%
      1,300         American Express Co.                  66,794
        110         Bear Stearns Cos Inc/The               9,274
        320         Capital One Financial Corp.           21,882
      1,320         Charles Schwab Corp.                  12,685
      5,209         Citigroup, Inc.                      242,218
        469         Countrywide Financial Corp.           32,947
        400    @    E*Trade Financial Corp.                4,460
      1,010         Fannie Mae                            72,074
        120         Federated Investors, Inc.              3,641
        240         Franklin Resources, Inc.              12,019
        650         Goldman Sachs Group, Inc.             61,204
        260         Janus Capital Group, Inc.              4,287
      2,080         JP Morgan Chase & Co.                 80,641
        270         Lehman Brothers Holdings Inc          20,318
      1,255         MBNA Corp.                            32,366
      1,320         Merrill Lynch & Co., Inc.             71,254
      1,110         Morgan Stanley                        58,575
        430    @    Providian Financial Corp.              6,308
        420         SLM Corp.                             16,989
        120         T Rowe Price Group, Inc.               6,048
                                                     -----------
                                                         835,984
                                                     -----------
                    ELECTRIC: 0.2%
      1,140    @    AES Corp.                             11,320
        200         Ameren Corp.                           8,592
        470         American Electric Power Co.,
                      Inc.                                15,040
        500         Centerpoint Energy, Inc.               5,750
        160         Cinergy Corp.                          6,080
        100         Consolidated Edison, Inc.              3,976
        170         Constellation Energy Group,
                      Inc.                                 6,443
         80         DTE Energy Co.                         3,243
        900         Duke Energy Corp.                     18,261
        580         Edison Intl.                          14,831
        260         Entergy Corp.                         14,563
        700         Exelon Corp.                          23,302
        320         FirstEnergy Corp.                     11,971
        180         FPL Group, Inc.                       11,511
        220         NiSource, Inc.                         4,536
        440    @    PG&E Corp.                            12,294
        100         Pinnacle West Capital Corp.            4,039
        170         PPL Corp.                              7,803
        110         Progress Energy, Inc.                  4,846
        210         Public Service Enterprise
                      Group, Inc.                          8,406
        750         Southern Co.                          21,863
        530         TXU Corp.                             21,470
        550         Xcel Energy, Inc.                      9,191
                                                     -----------
                                                         249,331
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS &
                      EQUIPMENT: 0.0%
        430         Emerson Electric Co.             $    27,327
                                                     -----------
                                                          27,327
                                                     -----------
                    ELECTRONICS: 0.1%
        460    @    Agilent Technologies, Inc.            13,468
        230         Applera Corp. -- Applied
                      Biosystems Group                     5,003
        290    @    Jabil Circuit, Inc.                    7,302
        180         Parker Hannifin Corp.                 10,703
        190         Perkinelmer, Inc.                      3,808
        880    @    Sanmina-SCI Corp.                      8,008
        790    @    Solectron Corp.                        5,111
        250         Symbol Technologies, Inc.              3,685
        100         Tektronix, Inc.                        3,402
        150    @    Thermo Electron Corp                   4,611
        140    @    Waters Corp.                           6,689
                                                     -----------
                                                          71,790
                                                     -----------
                    ENTERTAINMENT: 0.0%
        400         International Game Technology         15,440
                                                     -----------
                                                          15,440
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
        140    @    Allied Waste Industries, Inc.          1,845
        540         Waste Management, Inc.                16,551
                                                     -----------
                                                          18,396
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        680         Freddie Mac                           43,044
                                                     -----------
                                                          43,044
                                                     -----------
                    FOOD: 0.1%
        360         Albertson's, Inc.                      9,554
        852         Archer-Daniels-Midland Co.            14,297
        540         Conagra Foods, Inc.                   14,623
        140         General Mills, Inc.                    6,654
        280         Hershey Foods Corp.                   12,956
        350         HJ Heinz Co.                          13,720
        380         Kellogg Co.                           15,903
        160         McCormick & Co., Inc.                  5,440
        180    @    Safeway, Inc.                          4,561
        790         Sara Lee Corp.                        18,162
        180         Supervalu, Inc.                        5,510
        260         Sysco Corp.                            9,326
        210         WM Wrigley Jr Co.                     13,241
                                                     -----------
                                                         143,947
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.1%
         50         Boise Cascade Corp.                    1,882
        390         Georgia-Pacific Corp.                 14,422
        530         International Paper Co.               23,691
        160         Louisiana-Pacific Corp.                3,784
        200         MeadWestvaco Corp.                     5,878
        180         Plum Creek Timber Co., Inc.            5,864
         60         Temple-Inland, Inc.                    4,155
        330         Weyerhaeuser Co.                      20,830
                                                     -----------
                                                          80,506
                                                     -----------
                    GAS: 0.0%
        150         KeySpan Corp.                          5,505
        300         Sempra Energy                         10,329
                                                     -----------
                                                          15,834
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
        130         Black & Decker Corp.                   8,077
        100         Snap-On, Inc.                          3,355
        100         Stanley Works                          4,558
                                                     -----------
                                                          15,990
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES H                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.4%
         70         Bausch & Lomb, Inc.              $     4,555
        670         Baxter Intl., Inc.                    23,122
        330         Becton Dickinson & Co.                17,094
        270         Biomet, Inc.                          11,999
        820    @    Boston Scientific Corp.               35,096
        120         CR Bard, Inc.                          6,798
        310         Guidant Corp.                         17,323
      3,020         Johnson & Johnson                    168,214
      1,220         Medtronic, Inc.                       59,438
        180    @    St. Jude Medical, Inc.                13,617
        380         Stryker Corp.                         20,900
        420    @    Zimmer Holdings, Inc.                 37,044
                                                     -----------
                                                         415,200
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.1%
        180    @    Anthem, Inc.                          16,121
        200         HCA, Inc.                              8,318
        220    @    Humana, Inc.                           3,718
        100         Manor Care, Inc.                       3,268
        100         Quest Diagnostics                      8,495
        850         UnitedHealth Group, Inc.              52,912
        250    @    WellPoint Health Networks             28,003
                                                     -----------
                                                         120,835
                                                     -----------
                    HOME BUILDERS: 0.0%
        200         Centex Corp.                           9,150
                                                     -----------
                                                           9,150
                                                     -----------
                    HOME FURNISHINGS: 0.0%
        220         Leggett & Platt, Inc.                  5,876
         80         Whirlpool Corp.                        5,488
                                                     -----------
                                                          11,364
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
        100         Avery Dennison Corp.                   6,401
        210         Clorox Co.                            11,294
        180         Fortune Brands, Inc.                  13,577
                                                     -----------
                                                          31,272
                                                     -----------
                    INSURANCE: 0.5%
        400    @@   ACE Ltd.                              16,912
        530         Aflac, Inc.                           21,629
        960         Allstate Corp.                        44,688
        120         Ambac Financial Group, Inc.            8,813
      2,610         American Intl. Group, Inc.           186,041
        310         AON Corp.                              8,826
        240         Chubb Corp.                           16,363
        240         Cigna Corp.                           16,514
        189         Cincinnati Financial Corp.             8,225
        280         Hartford Financial Services
                      Group, Inc.                         19,247
         60         Jefferson-Pilot Corp.                  3,048
        250         Lincoln National Corp.                11,813
        200         Loews Corp.                           11,992
        520         Marsh & McLennan Cos., Inc.           23,598
        160         MBIA, Inc.                             9,139
        760         Metlife, Inc.                         27,246
        100         MGIC Investment Corp.                  7,586
        320         Principal Financial Group             11,130
        370         Progressive Corp.                     31,561
        530         Prudential Financial, Inc.            24,629
        200         Safeco Corp.                           8,800
      1,120         St. Paul Cos.                         45,405
        130         Torchmark Corp.                        6,994
        140    @@   XL Capital Ltd.                       10,564
                                                     -----------
                                                         580,763
                                                     -----------
                    INTERNET: 0.1%
        670    @    eBay, Inc.                            61,606
        140    @    Monster Worldwide, Inc.                3,601


  Shares                                                Value
----------------------------------------------------------------
        520    @    Symantec Corp.                   $    22,766
        520    @    Yahoo!, Inc.                          18,892
                                                     -----------
                                                         106,865
                                                     -----------
                    IRON/STEEL: 0.0%
         80         Nucor Corp.                            6,141
        140         United States Steel Corp.              4,917
                                                     -----------
                                                          11,058
                                                     -----------
                    LEISURE TIME: 0.1%
        110         Brunswick Corp.                        4,488
        620         Carnival Corp.                        29,140
        300         Harley-Davidson, Inc.                 18,582
        160         Sabre Holdings Corp.                   4,434
                                                     -----------
                                                          56,644
                                                     -----------
                    LODGING: 0.0%
        100         Harrah's Entertainment, Inc.           5,410
        370         Hilton Hotels Corp.                    6,904
        230         Marriott Intl., Inc.                  11,472
        190         Starwood Hotels & Resorts
                      Worldwide, Inc.                      8,522
                                                     -----------
                                                          32,308
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        480         Caterpillar, Inc.                     38,131
                                                     -----------
                                                          38,131
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
         60         Cummins, Inc.                          3,750
        410         Deere & Co.                           28,757
        170         Rockwell Automation, Inc.              6,377
                                                     -----------
                                                          38,884
                                                     -----------
                    MEDIA: 0.3%
        620         Clear Channel Communications,
                      Inc.                                22,909
         80         Dow Jones & Co., Inc.                  3,608
        270         Gannett Co., Inc.                     22,910
         80         Knight-Ridder, Inc.                    5,760
        330         McGraw-Hill Cos., Inc.                25,268
         50         Meredith Corp.                         2,748
        150         New York Times Co.                     6,707
      4,510    @    Time Warner, Inc.                     79,285
        300         Tribune Co.                           13,662
      1,750         Viacom, Inc.                          62,510
      2,110         Walt Disney Co.                       53,784
                                                     -----------
                                                         299,151
                                                     -----------
                    MINING: 0.0%
        950         Alcoa, Inc.                           31,378
        180         Newmont Mining Corp.                   6,977
        150         Phelps Dodge Corp.                    11,627
                                                     -----------
                                                          49,982
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.6%
      1,350         3M Co.                               121,513
         90         Cooper Industries Ltd.                 5,347
        300         Danaher Corp.                         15,555
        220         Dover Corp.                            9,262
        110         Eastman Kodak Co.                      2,968
        140         Eaton Corp.                            9,064
     10,660         General Electric Co.                 345,383
        860         Honeywell Intl., Inc.                 31,502
        310         Illinois Tool Works, Inc.             29,726
         80    @@   Ingersoll-Rand Co.                     5,465
         80         ITT Industries, Inc.                   6,640
        120         Pall Corp.                             3,143
        150         Textron, Inc.                          8,903
      2,710    @@   Tyco Intl. Ltd.                       89,809
                                                     -----------
                                                         684,280
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES H                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        270         Pitney Bowes, Inc.               $    11,948
        770    @    Xerox Corp.                           11,165
                                                     -----------
                                                          23,113
                                                     -----------
                    OIL AND GAS: 0.8%
         90         Amerada Hess Corp.                     7,127
        240         Anadarko Petroleum Corp.              14,064
        326         Apache Corp.                          14,197
        660         Burlington Resources, Inc.            23,879
      1,690         ChevronTexaco Corp.                  159,046
        681         ConocoPhillips                        51,953
        400         Devon Energy Corp.                    26,400
        120         EOG Resources, Inc.                    7,165
      8,340         Exxon Mobil Corp.                    370,378
        100         Kerr-McGee Corp.                       5,377
        420         Marathon Oil Corp.                    15,893
         50   @,@@  Nabors Industries Ltd.                 2,261
        140    @    Noble Corp.                            5,305
        650         Occidental Petroleum Corp.            31,467
        130         Sunoco, Inc.                           8,271
        140    @    Transocean, Inc.                       4,052
        300         Unocal Corp.                          11,400
        180         Valero Energy Corp.                   13,277
                                                     -----------
                                                         771,512
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
        120         Baker Hughes, Inc.                     4,518
        150    @    BJ Services Co.                        6,876
        240         Schlumberger Ltd                      15,242
                                                     -----------
                                                          26,636
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
         80         Ball Corp.                             5,764
        140         Bemis Co.                              3,955
        250    @    Pactiv Corp.                           6,235
        130    @    Sealed Air Corp.                       6,925
                                                     -----------
                                                          22,879
                                                     -----------
                    PHARMACEUTICALS: 0.6%
        630         Abbott Laboratories                   25,679
        130         Allergan, Inc.                        11,638
        100         Amerisourcebergen Corp.                5,978
      1,990         Bristol-Myers Squibb Co.              48,755
        440         Cardinal Health, Inc.                 30,822
        600    @    Caremark Rx, Inc.                     19,764
      1,160         Eli Lilly & Co.                       81,096
         80    @    Express Scripts, Inc.                  6,338
        350    @    Forest Laboratories, Inc.             19,821
        160    @    Hospira Inc                            4,416
        296    @    King Pharmaceuticals, Inc.             3,389
        355    @    Medco Health Solutions, Inc.          13,313
      2,280         Merck & Co., Inc.                    108,300
        280         Mylan Laboratories                     5,670
      7,716         Pfizer, Inc.                         264,503
        120    @    Watson Pharmaceuticals, Inc.           3,228
      1,320         Wyeth                                 47,731
                                                     -----------
                                                         700,441
                                                     -----------
                    PIPELINES: 0.0%
        150         Kinder Morgan, Inc.                    8,894
        530         Williams Cos., Inc.                    6,307
                                                     -----------
                                                          15,201
                                                     -----------
                    REITS: 0.0%
         80         Simon Property Group, Inc.             4,114
                                                     -----------
                                                           4,114
                                                     -----------
                    RETAIL: 0.8%
        100    @    Autonation, Inc.                       1,710
         80    @    Autozone, Inc.                         6,408
        290    @    Bed Bath & Beyond, Inc.               11,151


  Shares                                                Value
----------------------------------------------------------------
        550         Best Buy Co., Inc.               $    27,907
        470         Costco Wholesale Corp.                19,303
        390         CVS Corp.                             16,388
        180         Darden Restaurants, Inc.               3,699
        480         Dollar General Corp                    9,389
         70         Family Dollar Stores                   2,129
        230         Federated Department Stores           11,293
      1,550         Gap, Inc.                             37,588
      2,310         Home Depot, Inc.                      81,311
        480         JC Penney Co., Inc. Holding Co.       18,125
        750         Limited Brands                        14,025
        810         Lowe's Cos., Inc.                     42,566
        420         May Department Stores Co.             11,546
      1,700         McDonald's Corp.                      44,200
        240         Nordstrom, Inc.                       10,226
        480    @    Office Depot, Inc.                     8,597
        250         RadioShack Corp.                       7,158
        230         Sears Roebuck and Co.                  8,685
        850         Staples, Inc.                         24,914
        530    @    Starbucks Corp.                       23,044
        920         Target Corp.                          39,072
        480         TJX Cos., Inc.                        11,587
        320    @    Toys R US, Inc.                        5,098
      4,370         Wal-Mart Stores, Inc.                230,560
      1,030         Walgreen Co.                          37,296
        180         Wendy's Intl., Inc.                    6,271
        280         Yum! Brands, Inc.                     10,422
                                                     -----------
                                                         781,668
                                                     -----------
                    SAVINGS AND LOANS: 0.0%
        150         Golden West Financial Corp.           15,953
        935         Washington Mutual, Inc.               36,128
                                                     -----------
                                                          52,081
                                                     -----------
                    SEMICONDUCTORS: 0.4%
        360    @    Advanced Micro Devices, Inc.           5,724
        360    @    Altera Corp                            7,999
        380         Analog Devices, Inc.                  17,890
      1,720    @    Applied Materials, Inc.               33,746
        250    @    Applied Micro Circuits Corp.           1,330
        300    @    Broadcom Corp.                        14,031
      6,610         Intel Corp.                          182,437
        180    @    Kla-Tencor Corp.                       8,888
        310         Linear Technology Corp.               12,236
        320    @    LSI Logic Corp.                        2,438
        330         Maxim Integrated Products             17,299
        640    @    Micron Technology, Inc.                9,798
        380    @    National Semiconductor Corp.           8,356
        110    @    Novellus Systems, Inc.                 3,458
        100    @    Teradyne, Inc.                         2,270
      1,790         Texas Instruments, Inc.               43,283
        460         Xilinx Inc                            15,323
                                                     -----------
                                                         386,506
                                                     -----------
                    SOFTWARE: 0.6%
        250         Adobe Systems, Inc.                   11,625
        140         Autodesk, Inc.                         5,993
        630         Automatic Data Processing             26,384
        420    @    BMC Software, Inc.                     7,770
        220    @    Citrix Systems, Inc.                   4,479
        600         Computer Associates Intl., Inc.       16,836
        490    @    Compuware Corp.                        3,234
        300    @    Electronic Arts, Inc.                 16,365
        877         First Data Corp.                      39,044
        240    @    Fiserv, Inc.                           9,334
        370         IMS Health, Inc.                       8,673
        190    @    Intuit, Inc.                           7,330
         30    @    Mercury Interactive Corp.              1,495
     14,530         Microsoft Corp.                      414,977
        630    @    Novell, Inc.                           5,286
      5,560    @    Oracle Corp.                          66,331
        290    @    Peoplesoft, Inc.                       5,365

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES H                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        760    @    Siebel Systems, Inc.             $     8,117
        410    @    Veritas Software Corp.                11,357
                                                     -----------
                                                         669,995
                                                     -----------
                    TELECOMMUNICATIONS: 0.7%
        320         Alltel Corp.                          16,198
        790         AT&T Corp.                            11,558
      1,080    @    AT&T Wireless Services, Inc.          15,466
        410    @    Avaya, Inc.                            6,474
      2,440         Bellsouth Corp.                       63,977
        200         CenturyTel, Inc.                       6,008
      6,870    @    Cisco Systems, Inc.                  162,818
        200    @    Citizens Communications Co.            2,420
        270    @    Comverse Technology, Inc.              5,384
      1,410    @    Corning, Inc.                         18,415
      4,100    @    Lucent Technologies, Inc.             15,498
      4,010         Motorola, Inc.                        73,183
      1,100    @    Nextel Communications, Inc.           29,326
      1,080         Qualcomm, Inc.                        78,818
      3,380         SBC Communications, Inc.              81,965
        230         Scientific-Atlanta, Inc.               7,935
      1,440         Sprint Corp.-FON Group                25,344
        390    @    Tellabs, Inc.                          3,409
      2,850         Verizon Communications, Inc.         103,141
                                                     -----------
                                                         727,337
                                                     -----------
                    TEXTILES: 0.0%
        160         Cintas Corp.                           7,627
                                                     -----------
                                                           7,627
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
        200         Hasbro, Inc.                           3,800
                                                     -----------
                                                           3,800
                                                     -----------
                    TRANSPORTATION: 0.1%
        360         Burlington Northern Santa Fe
                      Corp.                               12,625
        290         FedEx Corp                            23,690
        410         Norfolk Southern Corp.                10,873
         60         Ryder System, Inc.                     2,404
      1,160         United Parcel Service, Inc.           87,198
                                                     -----------
                                                         136,790
                                                     -----------
                    Total Common Stock
                      (Cost $9,852,278)               11,141,102
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.3%
                    FEDERAL HOME LOAN BANK: 9.0%
$10,000,000         1.850%, due 12/14/04             $ 9,914,780
                                                     -----------
                                                       9,914,780
                                                     -----------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 48.3%
 13,022,000         1.770%, due 01/15/05              12,895,687
 30,080,000         1.810%, due 01/15/05              29,781,726
  5,005,000         1.840%, due 02/07/05               4,948,874
  5,588,000         1.900%, due 02/15/05               5,522,185
                                                     -----------
                                                      53,148,472
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $61,760,023)              63,063,252
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
CORPORATE BONDS: 19.3%
                    DIVERSIFIED FINANCIAL
                      SERVICES: 10.3%
$11,372,000         Resolution Funding Corp.,
                      1.670%, due 01/15/05           $11,268,185
                                                     -----------
                                                      11,268,185
                                                     -----------
                    REGIONAL(STATE/PROVNC): 9.0%
 10,291,000         Tennessee Valley Authority,
                      2.610%, due 10/15/05             9,950,409
                                                     -----------
                                                       9,950,409
                                                     -----------
                    Total Corporate Bonds
                      (Cost $21,057,967)              21,218,594
                                                     -----------
U.S. TREASURY OBLIGATIONS: 12.7%
                    U.S. TREASURY STRIP PRINCIPAL: 12.7%
  5,311,000         1.920%, due 02/08/05               5,248,474
  8,893,000         1.700%, due 02/15/05               8,799,276
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $13,898,206)              14,047,750
                                                     -----------
REPURCHASE AGREEMENT: 0.7%
                    REPURCHASE AGREEMENT: 0.7%
    825,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $825,034
                      to be received upon
                      repurchase (Collateralized by
                      $895,000b Federal National
                      Mortgage Association, 5.650%,
                      market Value plus accrued
                      interest $841,928, due
                      03/16/29)                          825,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $825,000)                    825,000
                                                     -----------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $107,393,474)*         100.1%   $110,295,698
             OTHER ASSETS AND
               LIABILITIES-NET               (0.1)        (97,553)
                                            -----    ------------
             NET ASSETS                     100.0%   $110,198,145
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $108,328,974.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $2,231,650
      Gross Unrealized Depreciation                    (264,926)
                                                     ----------
      Net Unrealized Appreciation                    $1,966,724
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES I                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 6.2%
                    ADVERTISING: 0.0%
        170    @    Interpublic Group of Cos., Inc.  $     2,334
         70         Omnicom Group                          5,312
                                                     -----------
                                                           7,646
                                                     -----------
                    AEROSPACE/DEFENSE: 0.1%
        430         Boeing Co.                            21,968
        130         General Dynamics Corp.                12,909
         40         Goodrich Corp.                         1,293
        170         Lockheed Martin Corp.                  8,854
        140         Northrop Grumman Corp.                 7,518
        150         Raytheon Co.                           5,366
         90         Rockwell Collins, Inc.                 2,999
        200         United Technologies Corp.             18,296
                                                     -----------
                                                          79,203
                                                     -----------
                    AGRICULTURE: 0.1%
        780         Altria Group, Inc.                    39,039
        110         Monsanto Co.                           4,235
         30         RJ Reynolds Tobacco Holdings,
                      Inc.                                 2,028
         60         UST, Inc.                              2,160
                                                     -----------
                                                          47,462
                                                     -----------
                    AIRLINES: 0.0%
        120         Southwest Airlines Co.                 2,012
                                                     -----------
                                                           2,012
                                                     -----------
                    APPAREL: 0.0%
         70         Jones Apparel Group, Inc.              2,764
         60         Liz Claiborne, Inc.                    2,159
        170         Nike, Inc.                            12,877
         30         Reebok Intl. Ltd.                      1,079
         70         VF Corp.                               3,409
                                                     -----------
                                                          22,288
                                                     -----------
                    AUTO MANUFACTURERS: 0.1%
      1,180         Ford Motor Co.                        18,467
        220         General Motors Corp                   10,250
        105         Paccar, Inc.                           6,089
                                                     -----------
                                                          34,806
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
         60         Dana Corp.                             1,176
         30         Johnson Controls, Inc.                 1,601
                                                     -----------
                                                           2,777
                                                     -----------
                    BANKS: 0.6%
        140         Amsouth Bancorp                        3,566
      1,027         Bank of America Corp.                 86,904
        280         Bank of New York Co., Inc.             8,254
        430         Bank One Corp.                        21,930
         80         BB&T Corp.                             2,958
         82         Charter One Financial, Inc.            3,624
         70         Comerica, Inc.                         3,842
        210         Fifth Third Bancorp                   11,294
         50         First Horizon National Corp            2,274
        110         Huntington Bancshares, Inc.            2,519
        210         Keycorp                                6,277
         20         M & T Bank Corp.                       1,746
        100         Marshall & Ilsley Corp.                3,909
        150         Mellon Financial Corp.                 4,400
        230         National City Corp.                    8,052
         50         North Fork Bancorporation, Inc.        1,903
         80         Northern Trust Corp.                   3,382
        100         PNC Financial Services Group,
                      Inc.                                 5,308
         80         Regions Financial Corp.                2,924
        130         SouthTrust Corp.                       5,045
        130         State Street Corp.                     6,375
        100         SunTrust Banks, Inc.                   6,499


  Shares                                                Value
----------------------------------------------------------------
        110         Synovus Financial Corp.          $     2,785
         25         Union Planters Corp.                     745
        740         US Bancorp                            20,394
        850         Wachovia Corp.                        37,824
        640         Wells Fargo & Co.                     36,627
         40         Zions Bancorporation                   2,458
                                                     -----------
                                                         303,818
                                                     -----------
                    BEVERAGES: 0.2%
        120         Anheuser-Busch Cos., Inc.              6,480
         40         Brown-Forman Corp.                     1,931
      1,240         Coca-Cola Co.                         62,595
        180         Coca-Cola Enterprises, Inc.            5,218
         90         Pepsi Bottling Group, Inc.             2,749
        650         PepsiCo, Inc.                         35,022
                                                     -----------
                                                         113,995
                                                     -----------
                    BIOTECHNOLOGY: 0.1%
        501    @    Amgen, Inc.                           27,339
         50    @    Biogen IDEC, Inc.                      3,163
         90    @    Chiron Corp.                           4,018
         30    @    Genzyme Corp.                          1,420
         20    @    Millipore Corp.                        1,127
                                                     -----------
                                                          37,067
                                                     -----------
                    BUILDING MATERIALS: 0.0%
         90    @    American Standard Cos., Inc.           3,628
        290         Masco Corp.                            9,042
         50         Vulcan Materials Co                    2,378
                                                     -----------
                                                          15,048
                                                     -----------
                    CHEMICALS: 0.1%
         90         Air Products & Chemicals, Inc.         4,721
         30         Ashland, Inc.                          1,584
        380         Dow Chemical Co.                      15,465
         30         Eastman Chemical Co.                   1,387
        100         Ecolab, Inc.                           3,170
         70         Engelhard Corp                         2,262
         50    @    Hercules, Inc.                           610
         30         International Flavors &
                      Fragrances, Inc.                     1,122
        120         PPG Industries, Inc.                   7,499
        120         Praxair, Inc.                          4,789
        100         Rohm & Haas Co.                        4,158
         80         Sherwin-Williams Co.                   3,324
         30         Sigma-Aldrich Corp.                    1,788
                                                     -----------
                                                          51,879
                                                     -----------
                    COMMERCIAL SERVICES: 0.1%
         70    @    Apollo Group, Inc.                     6,180
        650         Cendant Corp.                         15,912
         30         Deluxe Corp.                           1,305
         70         Equifax, Inc.                          1,733
         80         H&R Block, Inc.                        3,814
         50         Moody's Corp.                          3,233
        180         Paychex, Inc.                          6,098
         60         Robert Half Intl., Inc.                1,786
         80         RR Donnelley & Sons Co.                2,642
                                                     -----------
                                                          42,703
                                                     -----------
                    COMPUTERS: 0.2%
        140    @    Apple Computer Inc                     4,556
         70    @    Computer Sciences Corp.                3,250
        940    @    Dell, Inc.                            33,671
        910    @    EMC Corp.                             10,374
        160    @    Gateway Inc                              720
      1,189         Hewlett-Packard Co.                   25,088
        640         International Business Machines
                      Corp.                               56,415
         60    @    Lexmark International Inc              5,792
         30    @    NCR Corp.                              1,488

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES I                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        210    @    Network Appliance, Inc.          $     4,521
        490    @    Sun Microsystems, Inc.                 2,127
        120    @    Sungard Data Systems, Inc.             3,120
        130    @    Unisys Corp.                           1,804
                                                     -----------
                                                         152,926
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.2%
         45         Alberto-Culver Co.                     2,256
        180         Avon Products, Inc.                    8,305
        210         Colgate-Palmolive Co.                 12,275
        650         Gillette Co.                          27,560
        190         Kimberly-Clark Corp.                  12,517
      1,300         Procter & Gamble Co.                  70,772
                                                     -----------
                                                         133,685
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
         60         Genuine Parts Co.                      2,381
         50         WW Grainger, Inc.                      2,875
                                                     -----------
                                                           5,256
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.6%
        490         American Express Co.                  25,176
         40         Bear Stearns Cos Inc/The               3,372
        120         Capital One Financial Corp.            8,206
        500         Charles Schwab Corp.                   4,805
      1,919         Citigroup, Inc.                       89,233
        175         Countrywide Financial Corp.           12,294
        240    @    E*Trade Financial Corp.                2,676
        360         Fannie Mae                            25,690
         40         Federated Investors, Inc.              1,214
         90         Franklin Resources, Inc.               4,507
        250         Goldman Sachs Group, Inc.             23,540
         40         Janus Capital Group, Inc.                660
        780         JP Morgan Chase & Co.                 30,240
        100         Lehman Brothers Holdings Inc           7,525
        475         MBNA Corp.                            12,250
        480         Merrill Lynch & Co., Inc.             25,910
        420         Morgan Stanley                        22,163
        150    @    Providian Financial Corp.              2,201
        180         SLM Corp.                              7,281
         50         T Rowe Price Group, Inc.               2,520
                                                     -----------
                                                         311,463
                                                     -----------
                    ELECTRIC: 0.1%
        380    @    AES Corp.                              3,773
         70         Ameren Corp.                           3,007
        160         American Electric Power Co.,
                      Inc.                                 5,120
        180         Centerpoint Energy, Inc.               2,070
         60         Cinergy Corp.                          2,280
         30         Consolidated Edison, Inc.              1,193
         70         Constellation Energy Group,
                      Inc.                                 2,653
         30         DTE Energy Co.                         1,216
        340         Duke Energy Corp.                      6,899
        180         Edison Intl.                           4,603
        100         Entergy Corp.                          5,601
        260         Exelon Corp.                           8,655
        120         FirstEnergy Corp.                      4,489
         70         FPL Group, Inc.                        4,477
         90         NiSource, Inc.                         1,856
        160    @    PG&E Corp.                             4,470
         30         Pinnacle West Capital Corp.            1,212
         60         PPL Corp.                              2,754
         40         Progress Energy, Inc.                  1,762
        100         Public Service Enterprise
                      Group, Inc.                          4,003
        280         Southern Co.                           8,162
        170         TXU Corp.                              6,887
        140         Xcel Energy, Inc.                      2,339
                                                     -----------
                                                          89,481
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        160         Emerson Electric Co.             $    10,168
                                                     -----------
                                                          10,168
                                                     -----------
                    ELECTRONICS: 0.0%
        170    @    Agilent Technologies, Inc.             4,977
         80         Applera Corp. -- Applied
                      Biosystems Group                     1,740
         70    @    Jabil Circuit, Inc.                    1,763
         60         Parker Hannifin Corp.                  3,568
         60         Perkinelmer, Inc.                      1,202
        330    @    Sanmina-SCI Corp.                      3,003
        290    @    Solectron Corp.                        1,876
         90         Symbol Technologies, Inc.              1,327
         50         Tektronix, Inc.                        1,701
         70    @    Thermo Electron Corp                   2,152
         50    @    Waters Corp.                           2,389
                                                     -----------
                                                          25,698
                                                     -----------
                    ENTERTAINMENT: 0.0%
        120         International Game Technology          4,632
                                                     -----------
                                                           4,632
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
        110    @    Allied Waste Industries, Inc.          1,450
        200         Waste Management, Inc.                 6,130
                                                     -----------
                                                           7,580
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        270         Freddie Mac                           17,091
                                                     -----------
                                                          17,091
                                                     -----------
                    FOOD: 0.1%
        130         Albertson's, Inc.                      3,450
        243         Archer-Daniels-Midland Co.             4,078
        210         Conagra Foods, Inc.                    5,687
         50         General Mills, Inc.                    2,377
        100         Hershey Foods Corp.                    4,627
        130         HJ Heinz Co.                           5,096
        140         Kellogg Co.                            5,859
         60         McCormick & Co., Inc.                  2,040
         60    @    Safeway, Inc.                          1,520
        290         Sara Lee Corp.                         6,666
         90         Supervalu, Inc.                        2,755
        100         Sysco Corp.                            3,587
         80         WM Wrigley Jr Co.                      5,044
                                                     -----------
                                                          52,786
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.0%
         20         Boise Cascade Corp.                      753
        140         Georgia-Pacific Corp.                  5,177
        200         International Paper Co.                8,941
         60         Louisiana-Pacific Corp.                1,419
         70         MeadWestvaco Corp.                     2,057
         60         Plum Creek Timber Co., Inc.            1,955
         20         Temple-Inland, Inc.                    1,385
        120         Weyerhaeuser Co.                       7,574
                                                     -----------
                                                          29,261
                                                     -----------
                    GAS: 0.0%
         50         KeySpan Corp.                          1,835
        110         Sempra Energy                          3,787
                                                     -----------
                                                           5,622
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
         40         Black & Decker Corp.                   2,485
         30         Snap-On, Inc.                          1,007
         50         Stanley Works                          2,279
                                                     -----------
                                                           5,771
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES I                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.2%
         20         Bausch & Lomb, Inc.              $     1,301
        250         Baxter Intl., Inc.                     8,628
        130         Becton Dickinson & Co.                 6,734
        100         Biomet, Inc.                           4,444
        310    @    Boston Scientific Corp.               13,268
         60         CR Bard, Inc.                          3,399
        120         Guidant Corp.                          6,706
      1,120         Johnson & Johnson                     62,383
        460         Medtronic, Inc.                       22,411
         70    @    St. Jude Medical, Inc.                 5,296
        140         Stryker Corp.                          7,700
        150    @    Zimmer Holdings, Inc.                 13,230
                                                     -----------
                                                         155,500
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.1%
         70    @    Anthem, Inc.                           6,269
         70         HCA, Inc.                              2,911
         80    @    Humana, Inc.                           1,352
         40         Manor Care, Inc.                       1,307
         40         Quest Diagnostics                      3,398
        320         UnitedHealth Group, Inc.              19,921
        100    @    WellPoint Health Networks             11,201
                                                     -----------
                                                          46,359
                                                     -----------
                    HOME BUILDERS: 0.0%
         50         Centex Corp.                           2,288
                                                     -----------
                                                           2,288
                                                     -----------
                    HOME FURNISHINGS: 0.0%
         80         Leggett & Platt, Inc.                  2,137
         20         Whirlpool Corp.                        1,372
                                                     -----------
                                                           3,509
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         40         Avery Dennison Corp.                   2,560
         80         Clorox Co.                             4,302
         60         Fortune Brands, Inc.                   4,527
                                                     -----------
                                                          11,389
                                                     -----------
                    INSURANCE: 0.3%
        150    @@   ACE Ltd.                               6,342
        200         Aflac, Inc.                            8,162
        360         Allstate Corp.                        16,758
         50         Ambac Financial Group, Inc.            3,672
        970         American Intl. Group, Inc.            69,141
        110         AON Corp.                              3,132
         90         Chubb Corp.                            6,136
         90         Cigna Corp.                            6,193
         63         Cincinnati Financial Corp.             2,742
        100         Hartford Financial Services
                      Group, Inc.                          6,874
         20         Jefferson-Pilot Corp.                  1,016
         90         Lincoln National Corp.                 4,253
         90         Loews Corp.                            5,396
        200         Marsh & McLennan Cos., Inc.            9,076
         50         MBIA, Inc.                             2,856
        280         Metlife, Inc.                         10,038
         30         MGIC Investment Corp.                  2,276
        120         Principal Financial Group              4,174
        140         Progressive Corp.                     11,942
        200         Prudential Financial, Inc.             9,294
         50         Safeco Corp.                           2,200
        420         St. Paul Cos.                         17,026
         40         Torchmark Corp.                        2,152
         50    @@   XL Capital Ltd.                        3,773
                                                     -----------
                                                         214,624
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    INTERNET: 0.1%
        240    @    eBay, Inc.                       $    22,068
         40    @    Monster Worldwide, Inc.                1,029
        190    @    Symantec Corp.                         8,318
        200    @    Yahoo!, Inc.                           7,266
                                                     -----------
                                                          38,681
                                                     -----------
                    IRON/STEEL: 0.0%
         30         Nucor Corp.                            2,303
         50         United States Steel Corp.              1,756
                                                     -----------
                                                           4,059
                                                     -----------
                    LEISURE TIME: 0.0%
         50         Brunswick Corp.                        2,040
        240         Carnival Corp.                        11,280
        110         Harley-Davidson, Inc.                  6,813
         50         Sabre Holdings Corp.                   1,386
                                                     -----------
                                                          21,519
                                                     -----------
                    LODGING: 0.0%
         40         Harrah's Entertainment, Inc.           2,164
        140         Hilton Hotels Corp.                    2,612
         90         Marriott Intl., Inc.                   4,489
         70         Starwood Hotels & Resorts
                      Worldwide, Inc.                      3,140
                                                     -----------
                                                          12,405
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        180         Caterpillar, Inc.                     14,299
                                                     -----------
                                                          14,299
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
         20         Cummins, Inc.                          1,250
        150         Deere & Co.                           10,521
         70         Rockwell Automation, Inc.              2,626
                                                     -----------
                                                          14,397
                                                     -----------
                    MEDIA: 0.2%
        230         Clear Channel Communications,
                      Inc.                                 8,499
         30         Dow Jones & Co., Inc.                  1,353
        100         Gannett Co., Inc.                      8,485
         10         Knight-Ridder, Inc.                      720
        120         McGraw-Hill Cos., Inc.                 9,188
         20         Meredith Corp.                         1,099
         60         New York Times Co                      2,683
      1,690    @    Time Warner, Inc.                     29,710
        130         Tribune Co.                            5,920
        650         Viacom, Inc.                          23,218
        780         Walt Disney Co                        19,882
                                                     -----------
                                                         110,757
                                                     -----------
                    MINING: 0.0%
        360         Alcoa, Inc.                           11,891
         70         Newmont Mining Corp.                   2,713
         60         Phelps Dodge Corp.                     4,651
                                                     -----------
                                                          19,255
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.4%
        490         3M Co.                                44,105
         40         Cooper Industries Ltd.                 2,376
         20         Crane Co.                                628
        120         Danaher Corp.                          6,222
         80         Dover Corp.                            3,368
         50         Eastman Kodak Co.                      1,349
         50         Eaton Corp.                            3,237
      3,960         General Electric Co.                 128,303
        320         Honeywell Intl., Inc.                 11,722
        120         Illinois Tool Works, Inc.             11,507
         30    @@   Ingersoll-Rand Co.                     2,049
         30         ITT Industries, Inc.                   2,490

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES I                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
         50         Pall Corp.                       $     1,310
         50         Textron, Inc.                          2,968
      1,020    @@   Tyco Intl. Ltd.                       33,803
                                                     -----------
                                                         255,437
                                                     -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
         80         Pitney Bowes, Inc.                     3,540
        280    @    Xerox Corp.                            4,060
                                                     -----------
                                                           7,600
                                                     -----------
                    OIL AND GAS: 0.4%
         30         Amerada Hess Corp.                     2,376
         90         Anadarko Petroleum Corp.               5,274
        118         Apache Corp.                           5,139
        240         Burlington Resources, Inc.             8,683
        640         ChevronTexaco Corp.                   60,229
        240         ConocoPhillips                        18,310
        150         Devon Energy Corp.                     9,900
         40         EOG Resources, Inc.                    2,388
      3,090         Exxon Mobil Corp.                    137,226
         40         Kerr-McGee Corp.                       2,151
        170         Marathon Oil Corp.                     6,433
         20   @,@@  Nabors Industries Ltd.                   904
         50    @    Noble Corp.                            1,895
        240         Occidental Petroleum Corp.            11,618
         30         Sunoco, Inc.                           1,909
         50    @    Transocean, Inc.                       1,447
         90         Unocal Corp.                           3,420
         80         Valero Energy Corp.                    5,901
                                                     -----------
                                                         285,203
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
         50         Baker Hughes, Inc.                     1,883
         60    @    BJ Services Co.                        2,750
         90         Schlumberger Ltd                       5,716
                                                     -----------
                                                          10,349
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
         30         Ball Corp.                             2,162
         60         Bemis Co.                              1,695
         50    @    Pactiv Corp.                           1,247
         30    @    Sealed Air Corp.                       1,598
                                                     -----------
                                                           6,702
                                                     -----------
                    PHARMACEUTICALS: 0.4%
        240         Abbott Laboratories                    9,782
         50         Allergan, Inc.                         4,476
         40         Amerisourcebergen Corp.                2,391
        750         Bristol-Myers Squibb Co.              18,375
        160         Cardinal Health, Inc.                 11,208
        220    @    Caremark Rx, Inc.                      7,247
        430         Eli Lilly & Co.                       30,061
         30    @    Express Scripts, Inc.                  2,377
        130    @    Forest Laboratories, Inc.              7,362
         60    @    Hospira Inc                            1,656
        110    @    King Pharmaceuticals, Inc.             1,260
        102    @    Medco Health Solutions, Inc.           3,825
        830         Merck & Co., Inc.                     39,425
        110         Mylan Laboratories                     2,228
      2,866         Pfizer, Inc.                          98,246
         60    @    Watson Pharmaceuticals, Inc.           1,614
        520         Wyeth                                 18,803
                                                     -----------
                                                         260,336
                                                     -----------
                    PIPELINES: 0.0%
         50         Kinder Morgan, Inc.                    2,965
        190         Williams Cos., Inc.                    2,261
                                                     -----------
                                                           5,226
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    REITS: 0.0%
         30         Simon Property Group, Inc.       $     1,543
                                                     -----------
                                                           1,543
                                                     -----------
                    RETAIL: 0.4%
         40    @    Autonation, Inc.                         684
         30    @    Autozone, Inc.                         2,403
        120    @    Bed Bath & Beyond, Inc.                4,614
        210         Best Buy Co., Inc.                    10,655
         50         Circuit City Stores, Inc.                648
        180         Costco Wholesale Corp.                 7,393
        150         CVS Corp.                              6,303
         70         Darden Restaurants, Inc.               1,439
        130         Dollar General Corp                    2,543
         30         Family Dollar Stores                     913
         90         Federated Department Stores            4,419
        590         Gap, Inc.                             14,308
        830         Home Depot, Inc.                      29,215
        150         JC Penney Co., Inc. Holding Co.        5,664
        320         Limited Brands                         5,984
        300         Lowe's Cos., Inc.                     15,765
        110         May Department Stores Co.              3,024
        640         McDonald's Corp.                      16,639
         90         Nordstrom, Inc.                        3,835
        190    @    Office Depot, Inc.                     3,403
        100         RadioShack Corp.                       2,863
         80         Sears Roebuck and Co.                  3,021
        320         Staples, Inc.                          9,379
        200    @    Starbucks Corp.                        8,696
        340         Target Corp.                          14,440
        180         TJX Cos., Inc.                         4,345
         80    @    Toys R US, Inc.                        1,274
      1,650         Wal-Mart Stores, Inc.                 87,053
        390         Walgreen Co.                          14,122
         40         Wendy's Intl., Inc.                    1,394
        110         Yum! Brands, Inc.                      4,094
                                                     -----------
                                                         290,532
                                                     -----------
                    SAVINGS AND LOANS: 0.0%
         60         Golden West Financial Corp.            6,381
        320         Washington Mutual, Inc.               12,365
                                                     -----------
                                                          18,746
                                                     -----------
                    SEMICONDUCTORS: 0.2%
        140    @    Advanced Micro Devices, Inc.           2,226
        180    @    Altera Corp                            4,000
        140         Analog Devices, Inc.                   6,591
        640    @    Applied Materials, Inc.               12,557
         90    @    Applied Micro Circuits Corp.             479
        110    @    Broadcom Corp.                         5,145
      2,450         Intel Corp.                           67,619
         70    @    Kla-Tencor Corp.                       3,457
        120         Linear Technology Corp.                4,736
        160    @    LSI Logic Corp.                        1,219
        130         Maxim Integrated Products              6,815
        240    @    Micron Technology, Inc.                3,674
        140    @    National Semiconductor Corp.           3,079
         40    @    Novellus Systems, Inc.                 1,258
         70    @    Teradyne, Inc.                         1,589
        660         Texas Instruments, Inc.               15,959
        130         Xilinx Inc                             4,330
                                                     -----------
                                                         144,733
                                                     -----------
                    SOFTWARE: 0.4%
         90         Adobe Systems, Inc.                    4,185
         60         Autodesk, Inc.                         2,569
        210         Automatic Data Processing              8,795
        104    @    BMC Software, Inc.                     1,924
         80    @    Citrix Systems, Inc.                   1,629
        220         Computer Associates Intl., Inc.        6,173
        200    @    Compuware Corp.                        1,320
        110    @    Electronic Arts, Inc.                  6,001
        345         First Data Corp.                      15,359

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES I                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
         75    @    Fiserv, Inc.                     $     2,917
        140         IMS Health, Inc.                       3,282
         70    @    Intuit, Inc.                           2,701
         10    @    Mercury Interactive Corp.                498
      5,440         Microsoft Corp.                      155,365
        150    @    Novell, Inc.                           1,259
      1,970    @    Oracle Corp.                          23,502
        140    @    Peoplesoft, Inc.                       2,590
        180    @    Siebel Systems, Inc.                   1,922
        160    @    Veritas Software Corp.                 4,432
                                                     -----------
                                                         246,423
                                                     -----------
                    TELECOMMUNICATIONS: 0.4%
        120         Alltel Corp.                           6,074
        292         AT&T Corp.                             4,272
        410    @    AT&T Wireless Services, Inc.           5,871
        170    @    Avaya, Inc.                            2,684
        910         Bellsouth Corp.                       23,860
         60         CenturyTel, Inc.                       1,802
      2,560    @    Cisco Systems, Inc.                   60,672
         90    @    Citizens Communications Co.            1,089
         80    @    Comverse Technology, Inc.              1,595
        510    @    Corning, Inc.                          6,661
      1,540    @    Lucent Technologies, Inc.              5,821
      1,510         Motorola, Inc.                        27,558
        420    @    Nextel Communications, Inc.           11,197
        400         Qualcomm, Inc.                        29,192
      1,250         SBC Communications, Inc.              30,313
         80         Scientific-Atlanta, Inc.               2,760
        550         Sprint Corp.-FON Group                 9,680
        170    @    Tellabs, Inc.                          1,486
      1,030         Verizon Communications, Inc.          37,276
                                                     -----------
                                                         269,863
                                                     -----------
                    TEXTILES: 0.0%
         60         Cintas Corp.                           2,860
                                                     -----------
                                                           2,860
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
        100         Hasbro, Inc.                           1,900
                                                     -----------
                                                           1,900
                                                     -----------
                    TRANSPORTATION: 0.1%
        130         Burlington Northern Santa Fe
                      Corp.                                4,559
        110         FedEx Corp                             8,986
        150         Norfolk Southern Corp.                 3,978
         30         Ryder System, Inc.                     1,202
        420         United Parcel Service, Inc.           31,572
                                                     -----------
                                                          50,297
                                                     -----------
                    Total Common Stock
                      (Cost $3,673,210)                4,138,915
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.7%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION:
                      14.6%
$10,000,000         2.200%, due 05/31/05             $ 9,799,690
                                                     -----------
                                                       9,799,690
                                                     -----------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 29.1%
 20,000,000         2.320%, due 06/14/05              19,559,821
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $28,583,928)              29,359,511
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
CORPORATE BONDS: 35.9%
                    REGIONAL(STATE/PROVINCE): 1.6%
$ 1,100,000         Tennessee Valley Authority,
                      2.140%, due 04/15/05           $ 1,081,462
                                                     -----------
                                                       1,081,462
                                                     -----------
                    SOVEREIGN: 34.3%
  3,510,000         Israel Government Aid Bond,
                      2.020%, due 05/15/05             3,448,410
 15,000,000         Israel Trust, 2.260%,
                      due 05/15/05                    14,705,040
  5,000,000         Israel Trust, 2.260%,
                      due 05/15/05                     4,901,680
                                                     -----------
                                                      23,055,130
                                                     -----------
                    Total Corporate Bonds
                      (Cost $23,751,912)              24,136,592
                                                     -----------
U.S. TREASURY OBLIGATIONS: 13.7%
                    U.S. TREASURY STRIP PRINCIPAL: 13.7%
  1,164,000         2.650%, due 04/06/05               1,145,837
  3,010,000         1.930%, due 05/15/05               2,959,736
  3,238,000         2.160%, due 06/06/05               3,172,968
  1,959,000         2.160%, due 06/06/05               1,919,655
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $9,036,888)                9,198,196
                                                     -----------
REPURCHASE AGREEMENT: 0.6%
                    REPURCHASE AGREEMENT: 0.6%
    434,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $434,018
                      to be received upon
                      repurchase (Collateralized by
                      $471,000 Federal National
                      Mortgage Association, 5.560%,
                      Market Value plus accrued
                      interest $443,071 due
                      03/16/29)                          434,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $434,000)                    434,000
                                                     -----------

            TOTAL INVESTMENTS IN
              SECURITIES
              (COST $65,479,938)*           100.1%   $ 67,267,214
            OTHER ASSETS AND
              LIABILITIES-NET               (0.1)         (84,709)
                                            -----    ------------
            NET ASSETS                      100.0%   $ 67,182,505
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $65,820,775. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $1,499,481
      Gross Unrealized Depreciation                     (53,042)
                                                     ----------
      Net Unrealized Appreciation                    $1,446,439
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES J                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 4.6%
                    ADVERTISING: 0.0%
         70    @    Interpublic Group of Cos., Inc.  $       961
         45         Omnicom Group                          3,415
                                                     -----------
                                                           4,376
                                                     -----------
                    AEROSPACE/DEFENSE: 0.1%
        246         Boeing Co.                            12,568
         75         General Dynamics Corp.                 7,448
         30         Goodrich Corp.                           970
        101         Lockheed Martin Corp.                  5,260
         80         Northrop Grumman Corp.                 4,296
         90         Raytheon Co.                           3,219
         33         Rockwell Collins, Inc.                 1,100
        111         United Technologies Corp.             10,154
                                                     -----------
                                                          45,015
                                                     -----------
                    AGRICULTURE: 0.1%
        445         Altria Group, Inc.                    22,272
         59         Monsanto Co.                           2,272
         20         RJ Reynolds Tobacco Holdings,
                      Inc.                                 1,352
         40         UST, Inc.                              1,440
                                                     -----------
                                                          27,336
                                                     -----------
                    AIRLINES: 0.0%
         70         Southwest Airlines Co.                 1,174
                                                     -----------
                                                           1,174
                                                     -----------
                    APPAREL: 0.0%
         35         Jones Apparel Group, Inc.              1,382
         20         Liz Claiborne, Inc.                      720
        100         Nike, Inc.                             7,574
         15         Reebok Intl. Ltd.                        540
         30         VF Corp.                               1,461
                                                     -----------
                                                          11,677
                                                     -----------
                    AUTO MANUFACTURERS: 0.0%
        684         Ford Motor Co.                        10,705
        120         General Motors Corp                    5,591
         60         Paccar, Inc.                           3,479
                                                     -----------
                                                          19,775
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
         40         Dana Corp.                               784
         14         Johnson Controls, Inc.                   747
                                                     -----------
                                                           1,531
                                                     -----------
                    BANKS: 0.4%
         75         Amsouth Bancorp                        1,910
        594         Bank of America Corp.                 50,263
        170         Bank of New York Co., Inc.             5,012
        236         Bank One Corp.                        12,036
         50         BB&T Corp.                             1,849
         47         Charter One Financial, Inc.            2,077
         40         Comerica, Inc.                         2,195
        120         Fifth Third Bancorp                    6,454
         30         First Horizon National Corp            1,364
         51         Huntington Bancshares, Inc.            1,168
        120         Keycorp                                3,587
         10         M & T Bank Corp.                         873
         55         Marshall & Ilsley Corp.                2,150
         97         Mellon Financial Corp.                 2,845
        136         National City Corp.                    4,761
         30         North Fork Bancorporation, Inc.        1,142
         50         Northern Trust Corp.                   2,114
         60         PNC Financial Services Group,
                      Inc.                                 3,185
         45         Regions Financial Corp.                1,645
         75         SouthTrust Corp.                       2,911
         75         State Street Corp                      3,678
         60         SunTrust Banks, Inc.                   3,899


  Shares                                                Value
----------------------------------------------------------------
         60         Synovus Financial Corp.          $     1,519
         15         Union Planters Corp.                     447
        427         US Bancorp                            11,768
        490         Wachovia Corp.                        21,805
        370         Wells Fargo & Co.                     21,175
         17         Zions Bancorporation                   1,045
                                                     -----------
                                                         174,877
                                                     -----------
                    BEVERAGES: 0.1%
         77         Anheuser-Busch Cos., Inc.              4,158
         30         Brown-Forman Corp.                     1,448
        721         Coca-Cola Co.                         36,396
        108         Coca-Cola Enterprises, Inc.            3,131
         10         Coors (Adolph)                           723
         61         Pepsi Bottling Group, Inc.             1,863
        375         PepsiCo, Inc.                         20,205
                                                     -----------
                                                          67,924
                                                     -----------
                    BIOTECHNOLOGY: 0.0%
        294    @    Amgen, Inc.                           16,043
         30    @    Biogen IDEC, Inc.                      1,897
         36    @    Chiron Corp.                           1,607
         20    @    Genzyme Corp.                            947
         10    @    Millipore Corp.                          564
                                                     -----------
                                                          21,058
                                                     -----------
                    BUILDING MATERIALS: 0.0%
         45    @    American Standard Cos., Inc.           1,814
        162         Masco Corp.                            5,051
         25         Vulcan Materials Co.                   1,189
                                                     -----------
                                                           8,054
                                                     -----------
                    CHEMICALS: 0.1%
         50         Air Products & Chemicals, Inc.         2,623
         10         Ashland, Inc.                            528
        219         Dow Chemical Co.                       8,913
         20         Eastman Chemical Co.                     925
         60         Ecolab, Inc.                           1,902
         39         Engelhard Corp                         1,260
         10    @    Hercules, Inc.                           122
         20         International Flavors &
                      Fragrances, Inc.                       748
         72         PPG Industries, Inc.                   4,499
         66         Praxair, Inc.                          2,634
         45         Rohm & Haas Co.                        1,871
         35         Sherwin-Williams Co.                   1,454
         15         Sigma-Aldrich Corp.                      894
                                                     -----------
                                                          28,373
                                                     -----------
                    COMMERCIAL SERVICES: 0.0%
         42    @    Apollo Group, Inc.                     3,708
        380         Cendant Corp.                          9,301
          5         Deluxe Corp.                             218
         50         Equifax, Inc.                          1,238
         43         H&R Block, Inc.                        2,050
         30         Moody's Corp.                          1,940
        104         Paychex, Inc.                          3,524
         40         Robert Half Intl., Inc.                1,191
         40         RR Donnelley & Sons Co.                1,321
                                                     -----------
                                                          24,491
                                                     -----------
                    COMPUTERS: 0.2%
         80    @    Apple Computer Inc                     2,603
         40    @    Computer Sciences Corp.                1,857
        544    @    Dell, Inc.                            19,487
        531    @    EMC Corp.                              6,053
         70    @    Gateway Inc                              315
        671         Hewlett-Packard Co.                   14,158
        367         International Business Machines
                      Corp.                               32,352
         25    @    Lexmark International Inc              2,413
         20    @    NCR Corp.                                992

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES J                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
         98    @    Network Appliance, Inc.          $     2,110
        280    @    Sun Microsystems, Inc.                 1,215
         70    @    Sungard Data Systems, Inc.             1,820
         80    @    Unisys Corp.                           1,110
                                                     -----------
                                                          86,485
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.1%
         19         Alberto-Culver Co.                       953
        100         Avon Products, Inc.                    4,614
        116         Colgate-Palmolive Co.                  6,780
        373         Gillette Co.                          15,815
        105         Kimberly-Clark Corp.                   6,917
        744         Procter & Gamble Co.                  40,504
                                                     -----------
                                                          75,583
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
         30         Genuine Parts Co.                      1,190
         40         WW Grainger, Inc.                      2,300
                                                     -----------
                                                           3,490
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.4%
        287         American Express Co.                  14,746
         20         Bear Stearns Cos Inc/The               1,686
         71         Capital One Financial Corp.            4,855
        286         Charles Schwab Corp.                   2,748
      1,106         Citigroup, Inc.                       51,429
        108         Countrywide Financial Corp.            7,587
        140    @    E*Trade Financial Corp.                1,561
        208         Fannie Mae                            14,843
         20         Federated Investors, Inc.                607
         57         Franklin Resources, Inc.               2,855
        142         Goldman Sachs Group, Inc.             13,371
         20         Janus Capital Group, Inc.                330
        451         JP Morgan Chase & Co.                 17,485
         58         Lehman Brothers Holdings Inc           4,365
        270         MBNA Corp.                             6,963
        292         Merrill Lynch & Co., Inc.             15,762
        241         Morgan Stanley                        12,718
        100    @    Providian Financial Corp.              1,467
         93         SLM Corp.                              3,762
         24         T Rowe Price Group, Inc.               1,210
                                                     -----------
                                                         180,350
                                                     -----------
                    ELECTRIC: 0.1%
        219    @    AES Corp.                              2,175
         40         Ameren Corp.                           1,718
         84         American Electric Power Co.,
                      Inc.                                 2,688
        110         Centerpoint Energy, Inc.               1,265
         40         Cinergy Corp.                          1,520
         30    @    CMS Energy Corp.                         274
         20         Consolidated Edison, Inc.                795
         35         Constellation Energy Group,
                      Inc.                                 1,327
         20         DTE Energy Co.                           811
        197         Duke Energy Corp.                      3,997
        107         Edison Intl.                           2,736
         45         Entergy Corp.                          2,520
        144         Exelon Corp.                           4,794
         70         FirstEnergy Corp.                      2,619
         42         FPL Group, Inc.                        2,686
         70         NiSource, Inc.                         1,443
        110    @    PG&E Corp.                             3,073
         20         Pinnacle West Capital Corp.              808
         37         PPL Corp.                              1,698
         26         Progress Energy, Inc.                  1,145
         65         Public Service Enterprise
                      Group, Inc.                          2,602
        170         Southern Co.                           4,956
        100         TXU Corp.                              4,051
         94         Xcel Energy, Inc.                      1,571
                                                     -----------
                                                          53,272
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         90         Emerson Electric Co.             $     5,720
                                                     -----------
                                                           5,720
                                                     -----------
                    ELECTRONICS: 0.0%
        100    @    Agilent Technologies, Inc.             2,928
         50         Applera Corp. -- Applied
                      Biosystems Group                     1,088
         33    @    Jabil Circuit, Inc.                      831
         40         Parker Hannifin Corp.                  2,378
         40         Perkinelmer, Inc.                        802
        180    @    Sanmina-SCI Corp.                      1,638
        190    @    Solectron Corp.                        1,229
         16         Symbol Technologies, Inc.                236
         10         Tektronix, Inc.                          340
         50    @    Thermo Electron Corp                   1,537
         30    @    Waters Corp.                           1,433
                                                     -----------
                                                          14,440
                                                     -----------
                    ENTERTAINMENT: 0.0%
         84         International Game Technology          3,242
                                                     -----------
                                                           3,242
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
         50    @    Allied Waste Industries, Inc.            659
        128         Waste Management, Inc.                 3,923
                                                     -----------
                                                           4,582
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        151         Freddie Mac                            9,558
                                                     -----------
                                                           9,558
                                                     -----------
                    FOOD: 0.1%
         30         Albertson's, Inc.                        796
        142         Archer-Daniels-Midland Co.             2,383
        120         Conagra Foods, Inc.                    3,250
         30         General Mills, Inc.                    1,426
         60         Hershey Foods Corp.                    2,776
         80         HJ Heinz Co.                           3,136
         86         Kellogg Co.                            3,599
         30         McCormick & Co., Inc.                  1,020
         40    @    Safeway, Inc.                          1,014
        170         Sara Lee Corp.                         3,907
         50         Supervalu, Inc.                        1,531
         62         Sysco Corp.                            2,224
         44         WM Wrigley Jr Co.                      2,774
                                                     -----------
                                                          29,836
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.0%
         25         Boise Cascade Corp.                      941
         80         Georgia-Pacific Corp.                  2,958
        115         International Paper Co.                5,140
         30         Louisiana-Pacific Corp.                  710
         40         MeadWestvaco Corp.                     1,176
         40         Plum Creek Timber Co., Inc.            1,303
         10         Temple-Inland, Inc.                      693
         70         Weyerhaeuser Co.                       4,418
                                                     -----------
                                                          17,339
                                                     -----------
                    GAS: 0.0%
         40         KeySpan Corp.                          1,468
         69         Sempra Energy                          2,376
                                                     -----------
                                                           3,844
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
         28         Black & Decker Corp.                   1,739
         10         Snap-On, Inc.                            336
         25         Stanley Works                          1,140
                                                     -----------
                                                           3,215
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES J                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.2%
         15         Bausch & Lomb, Inc.              $       976
        130         Baxter Intl., Inc.                     4,486
         80         Becton Dickinson & Co.                 4,144
         60         Biomet, Inc.                           2,666
        184    @    Boston Scientific Corp.                7,875
         32         CR Bard, Inc.                          1,813
         74         Guidant Corp.                          4,135
        640         Johnson & Johnson                     35,649
        270         Medtronic, Inc.                       13,154
         42    @    St. Jude Medical, Inc.                 3,177
         86         Stryker Corp.                          4,730
         93    @    Zimmer Holdings, Inc.                  8,203
                                                     -----------
                                                          91,008
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.0%
         38    @    Anthem, Inc.                           3,403
         40         HCA, Inc.                              1,664
         53    @    Humana, Inc.                             896
         20         Manor Care, Inc.                         654
         20         Quest Diagnostics                      1,699
        184         UnitedHealth Group, Inc.              11,453
         56    @    WellPoint Health Networks              6,273
                                                     -----------
                                                          26,042
                                                     -----------
                    HOME BUILDERS: 0.0%
         34         Centex Corp.                           1,556
                                                     -----------
                                                           1,556
                                                     -----------
                    HOME FURNISHINGS: 0.0%
         50         Leggett & Platt, Inc.                  1,336
         15         Whirlpool Corp.                        1,029
                                                     -----------
                                                           2,365
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         20         Avery Dennison Corp.                   1,280
         45         Clorox Co.                             2,420
         30         Fortune Brands, Inc.                   2,263
                                                     -----------
                                                           5,963
                                                     -----------
                    INSURANCE: 0.2%
        102    @@   ACE Ltd.                               4,313
        115         Aflac, Inc.                            4,693
        208         Allstate Corp.                         9,682
         27         Ambac Financial Group, Inc.            1,983
        570         American Intl. Group, Inc.            40,630
         60         AON Corp.                              1,708
         53         Chubb Corp.                            3,614
         51         Cigna Corp.                            3,509
         36         Cincinnati Financial Corp.             1,567
         60         Hartford Financial Services
                      Group, Inc.                          4,124
         10         Jefferson-Pilot Corp.                    508
         40         Lincoln National Corp.                 1,890
         40         Loews Corp.                            2,398
        116         Marsh & McLennan Cos., Inc.            5,264
         40         MBIA, Inc.                             2,285
        166         Metlife, Inc.                          5,951
         20         MGIC Investment Corp.                  1,517
         74         Principal Financial Group              2,574
         79         Progressive Corp.                      6,739
        120         Prudential Financial, Inc.             5,576
         35         Safeco Corp.                           1,540
        240         St. Paul Cos.                          9,730
         20         Torchmark Corp.                        1,076
         29    @@   XL Capital Ltd.                        2,188
                                                     -----------
                                                         125,059
                                                     -----------
                    INTERNET: 0.0%
        144    @    eBay, Inc.                            13,242
         20    @    Monster Worldwide, Inc.                  514


  Shares                                                Value
----------------------------------------------------------------
        112    @    Symantec Corp.                   $     4,903
        110    @    Yahoo!, Inc.                           3,996
                                                     -----------
                                                          22,655
                                                     -----------
                    IRON/STEEL: 0.0%
         20         Nucor Corp.                            1,535
         30         United States Steel Corp.              1,054
                                                     -----------
                                                           2,589
                                                     -----------
                    LEISURE TIME: 0.0%
         30         Brunswick Corp.                        1,224
        130         Carnival Corp.                         6,111
         62         Harley-Davidson, Inc.                  3,840
         30         Sabre Holdings Corp.                     831
                                                     -----------
                                                          12,006
                                                     -----------
                    LODGING: 0.0%
         20         Harrah's Entertainment, Inc.           1,082
         81         Hilton Hotels Corp.                    1,511
         55         Marriott Intl., Inc.                   2,744
         40         Starwood Hotels & Resorts
                      Worldwide, Inc.                      1,794
                                                     -----------
                                                           7,131
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        102         Caterpillar, Inc.                      8,103
                                                     -----------
                                                           8,103
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
         10         Cummins, Inc.                            625
         85         Deere & Co.                            5,962
         40         Rockwell Automation, Inc.              1,500
                                                     -----------
                                                           8,087
                                                     -----------
                    MEDIA: 0.1%
        130         Clear Channel Communications,
                      Inc.                                 4,804
         20         Dow Jones & Co., Inc.                    902
         58         Gannett Co., Inc.                      4,921
          7         Knight-Ridder, Inc.                      504
         75         McGraw-Hill Cos., Inc.                 5,743
         15         Meredith Corp.                           824
         33         New York Times Co.                     1,475
        996    @    Time Warner, Inc.                     17,509
         72         Tribune Co.                            3,279
        380         Viacom, Inc.                          13,574
        455         Walt Disney Co.                       11,598
                                                     -----------
                                                          65,133
                                                     -----------
                    MINING: 0.0%
        204         Alcoa, Inc.                            6,738
         40         Newmont Mining Corp.                   1,550
         35         Phelps Dodge Corp.                     2,713
                                                     -----------
                                                          11,001
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.3%
        282         3M Co.                                25,383
         17         Cooper Industries Ltd.                 1,010
         10         Crane Co.                                314
         60         Danaher Corp.                          3,111
         50         Dover Corp.                            2,105
         22         Eastman Kodak Co.                        594
         30         Eaton Corp.                            1,942
      2,188         General Electric Co.                  70,890
        182         Honeywell Intl., Inc.                  6,667
         70         Illinois Tool Works, Inc.              6,712
         13    @@   Ingersoll-Rand Co.                       888
         16         ITT Industries, Inc.                   1,328
         30         Pall Corp.                               786

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES J                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
         30         Textron, Inc.                    $     1,781
        588    @@   Tyco Intl. Ltd.                       19,486
                                                     -----------
                                                         142,997
                                                     -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
         50         Pitney Bowes, Inc.                     2,213
        185    @    Xerox Corp.                            2,682
                                                     -----------
                                                           4,895
                                                     -----------
                    OIL AND GAS: 0.4%
         16         Amerada Hess Corp.                     1,267
         48         Anadarko Petroleum Corp.               2,813
         72         Apache Corp.                           3,136
        118         Burlington Resources, Inc.             4,269
        370         ChevronTexaco Corp.                   34,821
        135         ConocoPhillips                        10,299
         75         Devon Energy Corp.                     4,950
         24         EOG Resources, Inc.                    1,433
      1,775         Exxon Mobil Corp.                     78,827
         26         Kerr-McGee Corp.                       1,398
         97         Marathon Oil Corp.                     3,670
         13   @,@@  Nabors Industries Ltd.                   588
         30    @    Noble Corp.                            1,137
        143         Occidental Petroleum Corp.             6,923
         26         Sunoco, Inc.                           1,654
         25    @    Transocean, Inc.                         724
         53         Unocal Corp.                           2,014
         40         Valero Energy Corp.                    2,950
                                                     -----------
                                                         162,873
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
         30         Baker Hughes, Inc.                     1,130
         24    @    BJ Services Co.                        1,100
         50         Schlumberger Ltd                       3,175
                                                     -----------
                                                           5,405
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
         15         Ball Corp.                             1,081
         30         Bemis Co.                                848
         20    @    Pactiv Corp.                             499
         25    @    Sealed Air Corp.                       1,331
                                                     -----------
                                                           3,759
                                                     -----------
                    PHARMACEUTICALS: 0.3%
        143         Abbott Laboratories                    5,829
         30         Allergan, Inc.                         2,686
         20         Amerisourcebergen Corp.                1,196
        430         Bristol-Myers Squibb Co.              10,535
         90         Cardinal Health, Inc.                  6,305
        130    @    Caremark Rx, Inc.                      4,282
        243         Eli Lilly & Co.                       16,988
         20    @    Express Scripts, Inc.                  1,585
         81    @    Forest Laboratories, Inc.              4,587
         30    @    Hospira Inc                              828
         91    @    King Pharmaceuticals, Inc.             1,042
         54    @    Medco Health Solutions, Inc.           2,025
        486         Merck & Co., Inc.                     23,084
         60         Mylan Laboratories                     1,215
      1,635         Pfizer, Inc.                          56,047
         20    @    Watson Pharmaceuticals, Inc.             538
        290         Wyeth                                 10,486
                                                     -----------
                                                         149,258
                                                     -----------
                    PIPELINES: 0.0%
         29         Kinder Morgan, Inc.                    1,719
        120         Williams Cos., Inc.                    1,428
                                                     -----------
                                                           3,147
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    REITS: 0.0%
         15         Simon Property Group, Inc.       $       771
                                                     -----------
                                                             771
                                                     -----------
                    RETAIL: 0.4%
         20    @    Autonation, Inc.                         342
         20    @    Autozone, Inc.                         1,602
         61    @    Bed Bath & Beyond, Inc.                2,345
        120         Best Buy Co., Inc.                     6,089
         50         Circuit City Stores, Inc.                648
        110         Costco Wholesale Corp.                 4,518
         80         CVS Corp.                              3,362
         40         Darden Restaurants, Inc.                 822
         78         Dollar General Corp                    1,526
         15         Family Dollar Stores                     456
         51         Federated Department Stores            2,504
        341         Gap, Inc.                              8,269
        476         Home Depot, Inc.                      16,755
         80         JC Penney Co., Inc. Holding Co.        3,021
        190         Limited Brands                         3,553
        172         Lowe's Cos., Inc.                      9,039
         60         May Department Stores Co.              1,649
        368         McDonald's Corp.                       9,568
         40         Nordstrom, Inc.                        1,704
         94    @    Office Depot, Inc.                     1,684
         53         RadioShack Corp.                       1,517
         50         Sears Roebuck and Co.                  1,888
        183         Staples, Inc.                          5,364
        120    @    Starbucks Corp.                        5,218
        200         Target Corp.                           8,494
        106         TJX Cos., Inc.                         2,559
         75    @    Toys R US, Inc.                        1,195
        945         Wal-Mart Stores, Inc.                 49,857
        230         Walgreen Co.                           8,328
         39         Wendy's Intl., Inc.                    1,359
         61         Yum! Brands, Inc.                      2,270
                                                     -----------
                                                         167,505
                                                     -----------
                    SAVINGS AND LOANS: 0.0%
         30         Golden West Financial Corp.            3,191
        183         Washington Mutual, Inc.                7,071
                                                     -----------
                                                          10,262
                                                     -----------
                    SEMICONDUCTORS: 0.2%
         80    @    Advanced Micro Devices, Inc.           1,272
        107    @    Altera Corp                            2,378
         85         Analog Devices, Inc.                   4,002
        368    @    Applied Materials, Inc.                7,220
         71    @    Applied Micro Circuits Corp.             378
         60    @    Broadcom Corp.                         2,806
      1,418         Intel Corp.                           39,137
         40    @    Kla-Tencor Corp.                       1,975
         70         Linear Technology Corp.                2,763
         90    @    LSI Logic Corp.                          686
         71         Maxim Integrated Products              3,722
        140    @    Micron Technology, Inc.                2,143
         80    @    National Semiconductor Corp.           1,759
         10    @    Novellus Systems, Inc.                   314
         40    @    Teradyne, Inc.                           908
        390         Texas Instruments, Inc.                9,430
         75         Xilinx Inc                             2,498
                                                     -----------
                                                          83,391
                                                     -----------
                    SOFTWARE: 0.3%
         55         Adobe Systems, Inc.                    2,558
         40         Autodesk, Inc.                         1,712
        130         Automatic Data Processing              5,444
         95    @    BMC Software, Inc.                     1,758
         30    @    Citrix Systems, Inc.                     611
        127         Computer Associates Intl., Inc.        3,564
         92    @    Compuware Corp.                          607
         70    @    Electronic Arts, Inc.                  3,819

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES J                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        193         First Data Corp.                 $     8,592
         45    @    Fiserv, Inc.                           1,750
         90         IMS Health, Inc.                       2,110
         45    @    Intuit, Inc.                           1,736
         17    @    Mercury Interactive Corp.                847
      3,134         Microsoft Corp.                       89,506
        100    @    Novell, Inc.                             839
      1,149    @    Oracle Corp.                          13,707
         80    @    Peoplesoft, Inc.                       1,480
        110    @    Siebel Systems, Inc.                   1,175
         88    @    Veritas Software Corp.                 2,438
                                                     -----------
                                                         144,253
                                                     -----------
                    TELECOMMUNICATIONS: 0.4%
         70         Alltel Corp.                           3,543
        168         AT&T Corp.                             2,458
        240    @    AT&T Wireless Services, Inc.           3,437
        100    @    Avaya, Inc.                            1,579
        530         Bellsouth Corp.                       13,897
         30         CenturyTel, Inc.                         901
      1,471    @    Cisco Systems, Inc.                   34,864
         50    @    Citizens Communications Co.              605
         60    @    Comverse Technology, Inc.              1,196
        270    @    Corning, Inc.                          3,526
        880    @    Lucent Technologies, Inc.              3,326
        880         Motorola, Inc.                        16,060
        247    @    Nextel Communications, Inc.            6,585
        235         Qualcomm, Inc.                        17,150
        722         SBC Communications, Inc.              17,509
         58         Scientific-Atlanta, Inc.               2,001
        317         Sprint Corp.-FON Group                 5,579
        130    @    Tellabs, Inc.                          1,136
        595         Verizon Communications, Inc.          21,533
                                                     -----------
                                                         156,885
                                                     -----------
                    TEXTILES: 0.0%
         30         Cintas Corp.                           1,430
                                                     -----------
                                                           1,430
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
         52         Hasbro, Inc.                             988
                                                     -----------
                                                             988
                                                     -----------
                    TRANSPORTATION: 0.1%
         74         Burlington Northern Santa Fe
                      Corp.                                2,595
         65         FedEx Corp                             5,310
         90         Norfolk Southern Corp.                 2,387
         15         Ryder System, Inc.                       601
        243         United Parcel Service, Inc.           18,266
                                                     -----------
                                                          29,159
                                                     -----------
                    Total Common Stock
                      (Cost $2,165,583)                2,382,293
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.1%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 9.1%
$ 5,000,000         2.790%, due 03/14/06             $ 4,769,960
                                                     -----------
                                                       4,769,960
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 28.0%
$15,000,000         2.320%, due 06/14/05             $14,669,865
                                                     -----------
                                                      14,669,865
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $18,856,823)              19,439,825
                                                     -----------
U.S. TREASURY OBLIGATIONS: 30.2%
                    U.S. TREASURY STRIP PRINCIPAL: 30.2%
  9,418,000         2.160%, due 02/15/05               9,192,627
  6,799,000         2.480%, due 09/26/05               6,593,575
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $15,504,146)              15,786,202
                                                     -----------
CORPORATE BONDS: 27.6%
                    SOVEREIGN: 27.6%
 15,000,000         Israel Trust, 2.760%, due
                      11/15/05                        14,442,360
                                                     -----------
                    Total Corporate Bonds (Cost
                      $14,115,130)                    14,442,360
                                                     -----------
REPURCHASE AGREEMENT: 0.7%
                    REPURCHASE AGREEMENT: 0.7%
    351,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $351,015
                      to be received upon
                      repurchase (Collateralized by
                      $376,000 various U.S.
                      Government Agency
                      Obligations, 2.500%-5.650,
                      Market Value plus accrued
                      interest $358,177, due
                      12/04/06 to 03/16/29)              351,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $351,000)                    351,000
                                                     -----------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $50,992,682)*            100.2%   $52,401,680
            OTHER ASSETS AND
              LIABILITIES-NET                 (0.2)       (81,069)
                                             -----    -----------
            NET ASSETS                       100.0%   $52,320,611
                                             =====    ===========

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $51,109,515. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $1,351,119
      Gross Unrealized Depreciation                     (58,954)
                                                     ----------
      Net Unrealized Appreciation                    $1,292,165
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES K                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 1.2%
                    ADVERTISING: 0.0%
         30    @    Interpublic Group of Cos., Inc.  $       412
         14         Omnicom Group                          1,062
                                                     -----------
                                                           1,474
                                                     -----------
                    AEROSPACE/DEFENSE: 0.0%
         78         Boeing Co.                             3,986
         23         General Dynamics Corp.                 2,284
         10         Goodrich Corp.                           323
         31         Lockheed Martin Corp.                  1,614
         26         Northrop Grumman Corp.                 1,396
         27         Raytheon Co.                             966
         13         Rockwell Collins, Inc.                   433
         35         United Technologies Corp.              3,202
                                                     -----------
                                                          14,204
                                                     -----------
                    AGRICULTURE: 0.0%
        141         Altria Group, Inc.                     7,057
         16         Monsanto Co.                             616
          5         RJ Reynolds Tobacco Holdings,
                      Inc.                                   338
         11         UST, Inc.                                396
                                                     -----------
                                                           8,407
                                                     -----------
                    AIRLINES: 0.0%
         21         Southwest Airlines Co.                   352
                                                     -----------
                                                             352
                                                     -----------
                    APPAREL: 0.0%
          9         Jones Apparel Group, Inc.                355
         10         Liz Claiborne, Inc.                      360
         30         Nike, Inc.                             2,273
          5         Reebok Intl. Ltd.                        180
         12         VF Corp.                                 584
                                                     -----------
                                                           3,752
                                                     -----------
                    AUTO MANUFACTURERS: 0.0%
        213         Ford Motor Co.                         3,333
         41         General Motors Corp                    1,910
         19         Paccar, Inc.                           1,102
                                                     -----------
                                                           6,345
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
         12         Dana Corp.                               235
         15         Delphi Corp.                             160
          6         Johnson Controls, Inc.                   321
                                                     -----------
                                                             716
                                                     -----------
                    BANKS: 0.2%
         25         Amsouth Bancorp                          637
        186         Bank of America Corp.                 15,738
         52         Bank of New York Co., Inc.             1,533
         77         Bank One Corp.                         3,927
         14         BB&T Corp.                               518
         14         Charter One Financial, Inc.              619
         12         Comerica, Inc.                           659
         38         Fifth Third Bancorp                    2,044
         10         First Horizon National Corp              455
         21         Huntington Bancshares, Inc.              481
         37         Keycorp                                1,106
          3         M & T Bank Corp.                         262
         15         Marshall & Ilsley Corp.                  586
         27         Mellon Financial Corp.                   792
         41         National City Corp.                    1,435
         10         North Fork Bancorporation, Inc.          381
         15         Northern Trust Corp.                     634
         19         PNC Financial Services Group,
                      Inc.                                 1,009
         15         Regions Financial Corp.                  548
         24         SouthTrust Corp.                         931
         24         State Street Corp                      1,177


  Shares                                                Value
----------------------------------------------------------------
         19         SunTrust Banks, Inc.             $     1,235
         19         Synovus Financial Corp.                  481
          5         Union Planters Corp.                     149
        133         US Bancorp                             3,665
        153         Wachovia Corp.                         6,809
        115         Wells Fargo & Co.                      6,581
          7         Zions Bancorporation                     430
                                                     -----------
                                                          54,822
                                                     -----------
                    BEVERAGES: 0.0%
         23         Anheuser-Busch Cos., Inc.              1,242
          8         Brown-Forman Corp.                       386
        223         Coca-Cola Co.                         11,257
         32         Coca-Cola Enterprises, Inc.              928
         21         Pepsi Bottling Group, Inc.               641
        117         PepsiCo, Inc.                          6,304
                                                     -----------
                                                          20,758
                                                     -----------
                    BIOTECHNOLOGY: 0.0%
         89    @    Amgen, Inc.                            4,857
          9    @    Biogen IDEC, Inc.                        569
         13    @    Chiron Corp.                             580
          5    @    Genzyme Corp.                            237
          3    @    Millipore Corp.                          169
                                                     -----------
                                                           6,412
                                                     -----------
                    BUILDING MATERIALS: 0.0%
         12    @    American Standard Cos., Inc.             484
         51         Masco Corp.                            1,590
          9         Vulcan Materials Co                      428
                                                     -----------
                                                           2,502
                                                     -----------
                    CHEMICALS: 0.0%
         17         Air Products & Chemicals, Inc.           892
          5         Ashland, Inc.                            264
         68         Dow Chemical Co.                       2,767
          5         Eastman Chemical Co.                     231
         18         Ecolab, Inc.                             571
         14         Engelhard Corp                           452
         10    @    Hercules, Inc.                           122
         10         International Flavors &
                      Fragrances, Inc.                       374
         21         PPG Industries, Inc.                   1,312
         26         Praxair, Inc.                          1,038
         17         Rohm & Haas Co.                          707
          9         Sherwin-Williams Co.                     374
          5         Sigma-Aldrich Corp.                      298
                                                     -----------
                                                           9,402
                                                     -----------
                    COMMERCIAL SERVICES: 0.0%
         12    @    Apollo Group, Inc.                     1,059
        121         Cendant Corp.                          2,962
          5         Deluxe Corp.                             218
          9         Equifax, Inc.                            223
         12         H&R Block, Inc.                          572
          9         Moody's Corp.                            582
         34         Paychex, Inc.                          1,152
         17         Robert Half Intl., Inc.                  506
         13         RR Donnelley & Sons Co.                  429
                                                     -----------
                                                           7,703
                                                     -----------
                    COMPUTERS: 0.0%
         26    @    Apple Computer Inc                       846
         13    @    Computer Sciences Corp.                  604
        170    @    Dell, Inc.                             6,088
        165    @    EMC Corp.                              1,881
         30    @    Gateway Inc                              135
        208         Hewlett-Packard Co.                    4,389
        114         International Business Machines
                      Corp.                               10,048
          9    @    Lexmark International Inc                869
          6    @    NCR Corp.                                298

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES K                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
         30    @    Network Appliance, Inc.          $       646
         87    @    Sun Microsystems, Inc.                   378
         20    @    Sungard Data Systems, Inc.               520
         20    @    Unisys Corp.                             278
                                                     -----------
                                                          26,980
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.0%
          8         Alberto-Culver Co.                       401
         32         Avon Products, Inc.                    1,476
         36         Colgate-Palmolive Co.                  2,104
        116         Gillette Co.                           4,918
         35         Kimberly-Clark Corp.                   2,306
        235         Procter & Gamble Co.                  12,794
                                                     -----------
                                                          23,999
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
         10         Genuine Parts Co.                        397
          9         WW Grainger, Inc.                        517
                                                     -----------
                                                             914
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.2%
         88         American Express Co.                   4,521
          8         Bear Stearns Cos Inc/The                 674
         21         Capital One Financial Corp.            1,436
         91         Charles Schwab Corp.                     875
        346         Citigroup, Inc.                       16,088
         32         Countrywide Financial Corp.            2,248
         39    @    E*Trade Financial Corp.                  435
         67         Fannie Mae                             4,781
          6         Federated Investors, Inc.                182
         16         Franklin Resources, Inc.                 801
         45         Goldman Sachs Group, Inc.              4,237
         10         Janus Capital Group, Inc.                165
        141         JP Morgan Chase & Co.                  5,467
         19         Lehman Brothers Holdings Inc           1,430
         87         MBNA Corp.                             2,244
         87         Merrill Lynch & Co., Inc.              4,696
         76         Morgan Stanley                         4,011
         30    @    Providian Financial Corp.                440
         29         SLM Corp.                              1,173
          8         T Rowe Price Group, Inc.                 403
                                                     -----------
                                                          56,307
                                                     -----------
                    ELECTRIC: 0.0%
         70    @    AES Corp.                                695
          7         Allegheny Energy, Inc.                   108
         13         Ameren Corp.                             558
         30         American Electric Power Co.,
                      Inc.                                   960
         30         Centerpoint Energy, Inc.                 345
         11         Cinergy Corp.                            418
          6         Consolidated Edison, Inc.                239
         12         Constellation Energy Group,
                      Inc.                                   455
          4         DTE Energy Co.                           162
         64         Duke Energy Corp.                      1,299
         39         Edison Intl.                             997
         18         Entergy Corp.                          1,008
         48         Exelon Corp.                           1,599
         22         FirstEnergy Corp.                        823
         13         FPL Group, Inc.                          831
         17         NiSource, Inc.                           351
         29    @    PG&E Corp.                               810
          5         Pinnacle West Capital Corp.              202
         12         PPL Corp.                                551
          6         Progress Energy, Inc.                    264
         16         Public Service Enterprise
                      Group, Inc.                            640
         50         Southern Co.                           1,458
         32         TXU Corp.                              1,296
         26         Xcel Energy, Inc.                        434
                                                     -----------
                                                          16,503
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
         30         Emerson Electric Co.             $     1,907
                                                     -----------
                                                           1,907
                                                     -----------
                    ELECTRONICS: 0.0%
         31    @    Agilent Technologies, Inc.               909
         10         Applera Corp. -- Applied
                      Biosystems Group                       218
         13    @    Jabil Circuit, Inc.                      327
         11         Parker Hannifin Corp.                    654
         10         Perkinelmer, Inc.                        200
         61    @    Sanmina-SCI Corp.                        555
         54    @    Solectron Corp.                          349
         15         Symbol Technologies, Inc.                221
          5         Tektronix, Inc.                          170
         16    @    Thermo Electron Corp                     492
          8    @    Waters Corp.                             382
                                                     -----------
                                                           4,477
                                                     -----------
                    ENTERTAINMENT: 0.0%
         24         International Game Technology            926
                                                     -----------
                                                             926
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
         20    @    Allied Waste Industries, Inc.            264
         38         Waste Management, Inc.                 1,164
                                                     -----------
                                                           1,428
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
         48         Freddie Mac                            3,038
                                                     -----------
                                                           3,038
                                                     -----------
                    FOOD: 0.0%
          9         Albertson's, Inc.                        239
         42         Archer-Daniels-Midland Co.               705
         38         Conagra Foods, Inc.                    1,029
          9         General Mills, Inc.                      428
         18         Hershey Foods Corp.                      833
         25         HJ Heinz Co.                             980
         27         Kellogg Co.                            1,130
         10         McCormick & Co., Inc.                    340
         11    @    Safeway, Inc.                            279
         56         Sara Lee Corp.                         1,286
         17         Supervalu, Inc.                          520
         18         Sysco Corp.                              646
         14         WM Wrigley Jr Co.                        883
                                                     -----------
                                                           9,298
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.0%
          5         Boise Cascade Corp.                      188
         25         Georgia-Pacific Corp.                    925
         35         International Paper Co.                1,565
         11         Louisiana-Pacific Corp.                  260
         13         MeadWestvaco Corp.                       382
         11         Plum Creek Timber Co., Inc.              358
          4         Temple-Inland, Inc.                      277
         23         Weyerhaeuser Co.                       1,452
                                                     -----------
                                                           5,407
                                                     -----------
                    GAS: 0.0%
         15         KeySpan Corp.                            551
         20         Sempra Energy                            688
                                                     -----------
                                                           1,239
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
          9         Black & Decker Corp.                     559
          5         Snap-On, Inc.                            168
          9         Stanley Works                            410
                                                     -----------
                                                           1,137
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES K                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.0%
          5         Bausch & Lomb, Inc.              $       325
         41         Baxter Intl., Inc.                     1,415
         22         Becton Dickinson & Co.                 1,140
         20         Biomet, Inc.                             889
         56    @    Boston Scientific Corp.                2,397
          8         CR Bard, Inc.                            453
         22         Guidant Corp.                          1,229
        201         Johnson & Johnson                     11,196
         83         Medtronic, Inc.                        4,044
         13    @    St. Jude Medical, Inc.                   983
         26         Stryker Corp.                          1,430
         27    @    Zimmer Holdings, Inc.                  2,381
                                                     -----------
                                                          27,882
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.0%
         13         Aetna, Inc.                            1,105
         13    @    Anthem, Inc.                           1,164
         13         HCA, Inc.                                541
         15    @    Humana, Inc.                             254
          7         Manor Care, Inc.                         229
          6         Quest Diagnostics                        510
         57         UnitedHealth Group, Inc.               3,547
         18    @    WellPoint Health Networks              2,016
                                                     -----------
                                                           9,366
                                                     -----------
                    HOME BUILDERS: 0.0%
          9         Centex Corp.                             412
                                                     -----------
                                                             412
                                                     -----------
                    HOME FURNISHINGS: 0.0%
         12         Leggett & Platt, Inc.                    321
          5         Whirlpool Corp.                          343
                                                     -----------
                                                             664
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
          7         Avery Dennison Corp.                     448
         13         Clorox Co.                               699
         10         Fortune Brands, Inc.                     755
                                                     -----------
                                                           1,902
                                                     -----------
                    INSURANCE: 0.1%
         31    @@   ACE Ltd.                               1,311
         37         Aflac, Inc.                            1,510
         64         Allstate Corp.                         2,979
          7         Ambac Financial Group, Inc.              514
        178         American Intl. Group, Inc.            12,688
         19         AON Corp.                                541
         16         Chubb Corp.                            1,091
         16         Cigna Corp.                            1,101
         11         Cincinnati Financial Corp.               479
         19         Hartford Financial Services
                      Group, Inc.                          1,306
          4         Jefferson-Pilot Corp.                    203
         16         Lincoln National Corp.                   756
         16         Loews Corp.                              959
         35         Marsh & McLennan Cos., Inc.            1,588
         10         MBIA, Inc.                               571
         53         Metlife, Inc.                          1,900
          6         MGIC Investment Corp.                    455
         23         Principal Financial Group                800
         25         Progressive Corp.                      2,133
         38         Prudential Financial, Inc.             1,766
         10         Safeco Corp.                             440
         76         St. Paul Cos.                          3,081
         10         Torchmark Corp.                          538
          9    @@   XL Capital Ltd.                          679
                                                     -----------
                                                          39,389
                                                     -----------
                    INTERNET: 0.0%
         44    @    eBay, Inc.                             4,046
          6    @    Monster Worldwide, Inc.                  154


  Shares                                                Value
----------------------------------------------------------------
         35    @    Symantec Corp.                   $     1,532
         35    @    Yahoo!, Inc.                           1,272
                                                     -----------
                                                           7,004
                                                     -----------
                    IRON/STEEL: 0.0%
          5         Nucor Corp.                              384
          9         United States Steel Corp.                316
                                                     -----------
                                                             700
                                                     -----------
                    LEISURE TIME: 0.0%
          7         Brunswick Corp.                          286
         43         Carnival Corp.                         2,021
         21         Harley-Davidson, Inc.                  1,301
          9         Sabre Holdings Corp.                     249
                                                     -----------
                                                           3,857
                                                     -----------
                    LODGING: 0.0%
         10         Harrah's Entertainment, Inc.             541
         25         Hilton Hotels Corp.                      467
         16         Marriott Intl., Inc.                     798
         13         Starwood Hotels & Resorts
                      Worldwide, Inc.                        583
                                                     -----------
                                                           2,389
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
         31         Caterpillar, Inc.                      2,463
                                                     -----------
                                                           2,463
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
          3         Cummins, Inc.                            188
         28         Deere & Co.                            1,964
         12         Rockwell Automation, Inc.                450
                                                     -----------
                                                           2,602
                                                     -----------
                    MEDIA: 0.0%
         42         Clear Channel Communications,
                      Inc.                                 1,552
          5         Dow Jones & Co., Inc.                    226
         18         Gannett Co., Inc.                      1,527
          3         Knight-Ridder, Inc.                      216
         22         McGraw-Hill Cos., Inc.                 1,685
          5         Meredith Corp.                           275
         14         New York Times Co.                       626
        313    @    Time Warner, Inc.                      5,502
         22         Tribune Co.                            1,002
        120         Viacom, Inc.                           4,285
        142         Walt Disney Co.                        3,620
                                                     -----------
                                                          20,516
                                                     -----------
                    METAL FABRICATE/HARDWARE: 0.0%
          5         Worthington Industries                   103
                                                     -----------
                                                             103
                                                     -----------
                    MINING: 0.0%
         63         Alcoa, Inc.                            2,081
         13         Newmont Mining Corp.                     504
         12         Phelps Dodge Corp.                       930
                                                     -----------
                                                           3,515
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.1%
         91         3M Co.                                 8,191
          6         Cooper Industries Ltd.                   356
          6         Crane Co.                                188
         20         Danaher Corp.                          1,037
         14         Dover Corp.                              589
          8         Eastman Kodak Co.                        216
         10         Eaton Corp.                              647
        712         General Electric Co.                  23,069
         58         Honeywell Intl., Inc.                  2,125
         20         Illinois Tool Works, Inc.              1,918
          5    @@   Ingersoll-Rand Co.                       342
          6         ITT Industries, Inc.                     498

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES K                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
         13         Pall Corp.                       $       340
         10         Textron, Inc.                            594
        183    @@   Tyco Intl. Ltd.                        6,065
                                                     -----------
                                                          46,175
                                                     -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
         16         Pitney Bowes, Inc.                       708
         51    @    Xerox Corp.                              740
                                                     -----------
                                                           1,448
                                                     -----------
                    OIL AND GAS: 0.1%
          6         Amerada Hess Corp.                       475
         17         Anadarko Petroleum Corp.                 996
         20         Apache Corp.                             871
         43         Burlington Resources, Inc.             1,556
        115         ChevronTexaco Corp.                   10,822
         44         ConocoPhillips                         3,357
         27         Devon Energy Corp.                     1,782
          8         EOG Resources, Inc.                      478
        495         Exxon Mobil Corp.                     21,982
          6         Kerr-McGee Corp.                         323
         31         Marathon Oil Corp.                     1,173
          4   @,@@  Nabors Industries Ltd.                   181
          9    @    Noble Corp.                              341
         43         Occidental Petroleum Corp.             2,082
          8         Sunoco, Inc.                             509
          9    @    Transocean, Inc.                         260
         17         Unocal Corp.                             646
         14         Valero Energy Corp.                    1,033
                                                     -----------
                                                          48,867
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
          8         Baker Hughes, Inc.                       301
         10    @    BJ Services Co.                          458
         17         Schlumberger Ltd                       1,080
                                                     -----------
                                                           1,839
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
          5         Ball Corp.                               360
          8         Bemis Co.                                226
         10    @    Pactiv Corp.                             249
          6    @    Sealed Air Corp.                         320
                                                     -----------
                                                           1,155
                                                     -----------
                    PHARMACEUTICALS: 0.1%
         43         Abbott Laboratories                    1,753
          8         Allergan, Inc.                           716
          7         Amerisourcebergen Corp.                  418
        134         Bristol-Myers Squibb Co.               3,283
         29         Cardinal Health, Inc.                  2,031
         41    @    Caremark Rx, Inc.                      1,351
         77         Eli Lilly & Co.                        5,383
          5    @    Express Scripts, Inc.                    396
         24    @    Forest Laboratories, Inc.              1,359
         11    @    Hospira Inc                              304
         21    @    King Pharmaceuticals, Inc.               240
         19    @    Medco Health Solutions, Inc.             713
        153         Merck & Co., Inc.                      7,268
         19         Mylan Laboratories                       385
        512         Pfizer, Inc.                          17,551
         10    @    Watson Pharmaceuticals, Inc.             269
         94         Wyeth                                  3,399
                                                     -----------
                                                          46,819
                                                     -----------
                    PIPELINES: 0.0%
          8   @,@   Dynegy, Inc.                              34
          9         Kinder Morgan, Inc.                      533
         32         Williams Cos., Inc.                      381
                                                     -----------
                                                             948
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    REITS: 0.0%
          6         Simon Property Group, Inc.       $       309
                                                     -----------
                                                             309
                                                     -----------
                    RETAIL: 0.2%
          8    @    Autonation, Inc.                         137
          5    @    Autozone, Inc.                           401
         21    @    Bed Bath & Beyond, Inc.                  807
         38         Best Buy Co., Inc.                     1,928
          5         Circuit City Stores, Inc.                 65
         33         Costco Wholesale Corp.                 1,355
         26         CVS Corp.                              1,093
         10         Darden Restaurants, Inc.                 206
         24         Dollar General Corp                      469
          5         Family Dollar Stores                     152
         16         Federated Department Stores              786
        105         Gap, Inc.                              2,546
        150         Home Depot, Inc.                       5,280
         32         JC Penney Co., Inc. Holding Co.        1,208
         58         Limited Brands                         1,085
         53         Lowe's Cos., Inc.                      2,785
         20         May Department Stores Co.                550
        115         McDonald's Corp.                       2,990
         15         Nordstrom, Inc.                          639
         33    @    Office Depot, Inc.                       591
         17         RadioShack Corp.                         487
         16         Sears Roebuck and Co.                    604
         57         Staples, Inc.                          1,671
         35    @    Starbucks Corp.                        1,522
         61         Target Corp.                           2,591
         34         TJX Cos., Inc.                           821
         15    @    Toys R US, Inc.                          239
        298         Wal-Mart Stores, Inc.                 15,721
         71         Walgreen Co.                           2,571
          8         Wendy's Intl., Inc.                      279
         20         Yum! Brands, Inc.                        744
                                                     -----------
                                                          52,323
                                                     -----------
                    SAVINGS AND LOANS: 0.0%
         11         Golden West Financial Corp.            1,170
         61         Washington Mutual, Inc.                2,357
                                                     -----------
                                                           3,527
                                                     -----------
                    SEMICONDUCTORS: 0.0%
         24    @    Advanced Micro Devices, Inc.             382
         33    @    Altera Corp                              733
         24         Analog Devices, Inc.                   1,130
        116    @    Applied Materials, Inc.                2,276
         16    @    Applied Micro Circuits Corp.              85
         19    @    Broadcom Corp.                           889
        442         Intel Corp.                           12,198
         15    @    Kla-Tencor Corp.                         741
         22         Linear Technology Corp.                  868
         30    @    LSI Logic Corp.                          229
         23         Maxim Integrated Products              1,206
         43    @    Micron Technology, Inc.                  658
         26    @    National Semiconductor Corp.             572
          4    @    Novellus Systems, Inc.                   126
          6    @    Teradyne, Inc.                           136
        121         Texas Instruments, Inc.                2,926
         23         Xilinx Inc                               766
                                                     -----------
                                                          25,921
                                                     -----------
                    SOFTWARE: 0.1%
         17         Adobe Systems, Inc.                      791
         11         Autodesk, Inc.                           471
         40         Automatic Data Processing              1,675
         24    @    BMC Software, Inc.                       444
         11    @    Citrix Systems, Inc.                     224
         40         Computer Associates Intl., Inc.        1,122
         34    @    Compuware Corp.                          224
         20    @    Electronic Arts, Inc.                  1,091

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES K                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
         60         First Data Corp.                 $     2,671
         15    @    Fiserv, Inc.                             583
         28         IMS Health, Inc.                         656
         14    @    Intuit, Inc.                             540
          3    @    Mercury Interactive Corp.                149
        982         Microsoft Corp.                       28,047
         28    @    Novell, Inc.                             235
        354    @    Oracle Corp.                           4,224
         25    @    Peoplesoft, Inc.                         463
         33    @    Siebel Systems, Inc.                     352
         29    @    Veritas Software Corp.                   803
                                                     -----------
                                                          44,765
                                                     -----------
                    TELECOMMUNICATIONS: 0.1%
         22         Alltel Corp.                           1,114
         54         AT&T Corp.                               790
         73    @    AT&T Wireless Services, Inc.           1,045
         31    @    Avaya, Inc.                              489
        164         Bellsouth Corp.                        4,300
         10         CenturyTel, Inc.                         300
        461    @    Cisco Systems, Inc.                   10,926
         16    @    Citizens Communications Co.              194
         10    @    Comverse Technology, Inc.                199
         93    @    Corning, Inc.                          1,215
        280    @    Lucent Technologies, Inc.              1,058
        272         Motorola, Inc.                         4,964
         76    @    Nextel Communications, Inc.            2,026
         72         Qualcomm, Inc.                         5,255
        226         SBC Communications, Inc.               5,481
         18         Scientific-Atlanta, Inc.                 621
         98         Sprint Corp.-FON Group                 1,725
         31    @    Tellabs, Inc.                            271
        186         Verizon Communications, Inc.           6,731
                                                     -----------
                                                          48,704
                                                     -----------
                    TEXTILES: 0.0%
         14         Cintas Corp.                             667
                                                     -----------
                                                             667
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
         18         Hasbro, Inc.                             342
                                                     -----------
                                                             342
                                                     -----------
                    TRANSPORTATION: 0.0%
         24         Burlington Northern Santa Fe
                      Corp.                                  842
         21         FedEx Corp                             1,715
         28         Norfolk Southern Corp.                   743
          5         Ryder System, Inc.                       200
         77         United Parcel Service, Inc.            5,788
                                                     -----------
                                                           9,288
                                                     -----------
                    Total Common Stock
                      (Cost $655,942)                    746,270
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.4%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION:
                      23.9%
$ 6,050,000         2.790%, due 01/15/06             $ 5,804,842
 10,000,000         2.790%, due 03/14/06               9,539,921
                                                     -----------
                                                      15,344,763
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.5%
$15,000,000         2.750%, due 12/31/05             $14,415,525
                                                     -----------
                                                      14,415,525
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $28,842,706)              29,760,288
                                                     -----------
U.S. TREASURY OBLIGATIONS: 32.0%
                    U.S. TREASURY STRIP PRINCIPAL: 32.0%
 10,510,000         2.100%, due 05/11/05              10,320,609
 10,557,000         2.350%, due 11/15/05              10,225,310
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $20,456,976)              20,545,919
                                                     -----------
CORPORATE BONDS: 20.1%
                    SOVEREIGN: 20.1%
 10,000,000         Israel Trust, 2.760%, due
                      11/15/05                         9,628,240
  1,390,000         Israel Trust, 2.760%, due
                      11/15/05                         1,338,325
  2,000,000         Turkey Trust, 2.760%, due
                      11/15/05                         1,925,648
                                                     -----------
                    Total Corporate Bonds
                      (Cost $12,610,729)              12,892,213
                                                     -----------
REPURCHASE AGREEMENT: 0.4%
                    REPURCHASE AGREEMENT: 0.4%
    261,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $261,011
                      to be received upon
                      repurchase (Collateralized by
                      $272,000 Federal Home Loan
                      Mortgage Corporation, 2.500%,
                      Market Value plus accrued
                      interest $267,135, due
                      03/16/29)                          261,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $261,000)                    261,000
                                                     -----------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $62,827,353)*            100.1%   $64,205,690
            OTHER ASSETS AND
              LIABILITIES-NET                 (0.1)       (89,062)
                                             -----    -----------
            NET ASSETS                       100.0%   $64,116,628
                                             =====    ===========

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $62,931,578. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $1,280,243
      Gross Unrealized Depreciation                      (6,131)
                                                     ----------
      Net Unrealized Appreciation                    $1,274,112
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES L                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 6.4%
                    ADVERTISING: 0.0%
        170    @    Interpublic Group of Cos., Inc.  $     2,334
         60         Omnicom Group                          4,554
                                                     -----------
                                                           6,888
                                                     -----------
                    AEROSPACE/DEFENSE: 0.1%
        380         Boeing Co.                            19,415
        110         General Dynamics Corp.                10,923
         30         Goodrich Corp.                           970
        150         Lockheed Martin Corp.                  7,812
        120         Northrop Grumman Corp.                 6,444
        130         Raytheon Co.                           4,650
         60         Rockwell Collins, Inc.                 1,999
        180         United Technologies Corp.             16,466
                                                     -----------
                                                          68,679
                                                     -----------
                    AGRICULTURE: 0.1%
        690         Altria Group, Inc.                    34,534
        100         Monsanto Co.                           3,850
         30         RJ Reynolds Tobacco Holdings,
                      Inc.                                 2,028
         50         UST, Inc.                              1,800
                                                     -----------
                                                          42,212
                                                     -----------
                    AIRLINES: 0.0%
        110         Southwest Airlines Co.                 1,845
                                                     -----------
                                                           1,845
                                                     -----------
                    APPAREL: 0.0%
         60         Jones Apparel Group, Inc.              2,369
         60         Liz Claiborne, Inc.                    2,159
        150         Nike, Inc.                            11,362
         20         Reebok Intl. Ltd.                        720
         60         VF Corp.                               2,922
                                                     -----------
                                                          19,532
                                                     -----------
                    AUTO MANUFACTURERS: 0.1%
      1,050         Ford Motor Co.                        16,433
        190         General Motors Corp.                   8,852
         95         Paccar, Inc.                           5,509
                                                     -----------
                                                          30,794
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
         60         Dana Corp.                             1,176
         30         Johnson Controls, Inc.                 1,601
                                                     -----------
                                                           2,777
                                                     -----------
                    BANKS: 0.6%
        110         Amsouth Bancorp                        2,802
        925         Bank of America Corp.                 78,273
        260         Bank of New York Co., Inc.             7,665
        370         Bank One Corp.                        18,870
         70         BB&T Corp.                             2,588
         74         Charter One Financial, Inc.            3,270
         60         Comerica, Inc.                         3,293
        190         Fifth Third Bancorp                   10,218
         40         First Horizon National Corp            1,819
         70         Huntington Bancshares, Inc.            1,603
        190         Keycorp                                5,679
         10         M & T Bank Corp.                         873
         80         Marshall & Ilsley Corp.                3,127
        140         Mellon Financial Corp.                 4,106
        200         National City Corp.                    7,002
         50         North Fork Bancorporation, Inc.        1,903
         70         Northern Trust Corp.                   2,960
         90         PNC Financial Services Group,
                      Inc.                                 4,777
         80         Regions Financial Corp.                2,924
        110         SouthTrust Corp.                       4,269
        120         State Street Corp.                     5,885
         90         SunTrust Banks, Inc.                   5,849


  Shares                                                Value
----------------------------------------------------------------
        100         Synovus Financial Corp.          $     2,532
         20         Union Planters Corp.                     596
        660         US Bancorp                            18,190
        740         Wachovia Corp.                        32,929
        560         Wells Fargo & Co.                     32,048
         30         Zions Bancorporation                   1,844
                                                     -----------
                                                         267,894
                                                     -----------
                    BEVERAGES: 0.2%
        110         Anheuser-Busch Cos., Inc.              5,940
         40         Brown-Forman Corp.                     1,931
      1,090         Coca-Cola Co.                         55,023
        160         Coca-Cola Enterprises, Inc.            4,638
         90         Pepsi Bottling Group, Inc.             2,749
        570         PepsiCo, Inc.                         30,712
                                                     -----------
                                                         100,993
                                                     -----------
                    BIOTECHNOLOGY: 0.1%
        432    @    Amgen, Inc.                           23,575
         40    @    Biogen IDEC, Inc.                      2,530
         60    @    Chiron Corp.                           2,678
         30    @    Genzyme Corp.                          1,420
         20    @    Millipore Corp.                        1,127
                                                     -----------
                                                          31,330
                                                     -----------
                    BUILDING MATERIALS: 0.0%
         90    @    American Standard Cos., Inc.           3,628
        250         Masco Corp.                            7,795
         40         Vulcan Materials Co.                   1,902
                                                     -----------
                                                          13,325
                                                     -----------
                    CHEMICALS: 0.1%
         80         Air Products & Chemicals, Inc.         4,196
         30         Ashland, Inc.                          1,584
        340         Dow Chemical Co.                      13,838
         30         Eastman Chemical Co.                   1,387
         90         Ecolab, Inc.                           2,853
         60         Engelhard Corp                         1,939
         50    @    Hercules, Inc.                           610
         40         International Flavors &
                      Fragrances, Inc.                     1,496
        110         PPG Industries, Inc.                   6,874
        120         Praxair, Inc.                          4,789
         80         Rohn & Haas Co.                        3,326
         80         Sherwin-Williams Co.                   2,493
         30         Sigma-Aldrich Corp.                    1,788
                                                     -----------
                                                          47,173
                                                     -----------
                    COMMERCIAL SERVICES: 0.1%
         60    @    Apollo Group, Inc.                     5,297
        590         Cendant Corp.                         14,444
         10         Deluxe Corp.                             435
         60         Equifax, Inc.                          1,485
         60         H&R Block, Inc.                        2,861
         50         Moody's Corp.                          3,233
        160         Paychex, Inc.                          5,421
         60         Robert Half Intl., Inc.                1,786
         70         RR Donnelley & Sons Co.                2,311
                                                     -----------
                                                          37,273
                                                     -----------
                    COMPUTERS: 0.2%
        130    @    Apple Computer Inc                     4,230
         70    @    Computer Sciences Corp.                3,250
        840    @    Dell, Inc.                            30,089
        820    @    EMC Corp.                              9,348
        120    @    Gateway Inc                              540
      1,051         Hewlett-Packard Co.                   22,176
        570         International Business Machines
                      Corp.                               50,246
         40    @    Lexmark International Inc              3,861
         30    @    NCR Corp.                              1,488
        190    @    Network Appliance, Inc.                4,091

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES L                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        430    @    Sun Microsystems, Inc.           $     1,866
        100    @    Sungard Data Systems, Inc.             2,600
        130    @    Unisys Corp.                           1,804
                                                     -----------
                                                         135,589
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.2%
         30         Alberto-Culver Co.                     1,504
        160         Avon Products, Inc.                    7,382
        180         Colgate-Palmolive Co.                 10,521
        580         Gillette Co.                          24,592
        170         Kimberly-Clark Corp.                  11,200
      1,160         Procter & Gamble Co.                  63,151
                                                     -----------
                                                         118,350
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
         50         Genuine Parts Co.                      1,984
         50         WW Grainger, Inc.                      2,875
                                                     -----------
                                                           4,859
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.6%
        430         American Express Co.                  22,093
         40         Bear Stearns Cos Inc/The               3,372
        100         Capital One Financial Corp.            6,838
        450         Charles Schwab Corp.                   4,325
      1,730         Citigroup, Inc.                       80,444
        159         Countrywide Financial Corp.           11,170
        210    @    E*Trade Financial Corp.                2,342
        330         Fannie Mae                            23,549
         30         Federated Investors, Inc.                910
         80         Franklin Resources, Inc.               4,006
        220         Goldman Sachs Group, Inc.             20,715
         30         Janus Capital Group, Inc.                495
        690         JP Morgan Chase & Co.                 26,750
         90         Lehman Brothers Holdings Inc           6,773
        425         MBNA Corp.                            10,961
        440         Merrill Lynch & Co., Inc.             23,751
        370         Morgan Stanley                        19,525
        150    @    Providian Financial Corp.              2,201
        150         SLM Corp.                              6,068
         40         T Rowe Price Group, Inc.               2,016
                                                     -----------
                                                         278,304
                                                     -----------
                    ELECTRIC: 0.1%
        330    @    AES Corp.                              3,277
         60         Ameren Corp.                           2,578
        160         American Electric Power Co.,
                      Inc.                                 5,120
        110         Centerpoint Energy, Inc.               1,265
         60         Cinergy Corp.                          2,280
         30         Consolidated Edison, Inc.              1,193
         70         Constellation Energy Group,
                      Inc.                                 2,653
        310         Duke Energy Corp.                      6,289
        200         Edison Intl.                           5,114
         80         Entergy Corp.                          4,481
        240         Exelon Corp.                           7,989
        110         FirstEnergy Corp.                      4,115
         60         FPL Group, Inc.                        3,837
         90         NiSource, Inc.                         1,856
        140    @    PG&E Corp.                             3,912
         30         Pinnacle West Capital Corp.            1,212
         70         PPL Corp.                              3,213
         40         Progress Energy, Inc.                  1,762
         90         Public Service Enterprise
                      Group, Inc.                          3,603
        260         Southern Co.                           7,578
        150         TXU Corp.                              6,077
        130         Xcel Energy, Inc.                      2,172
                                                     -----------
                                                          81,576
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        150         Emerson Electric Co.             $     9,533
                                                     -----------
                                                           9,533
                                                     -----------
                    ELECTRONICS: 0.0%
        150    @    Agilent Technologies, Inc.             4,392
         80         Applera Corp. -- Applied
                      Biosystems Group                     1,740
         70    @    Jabil Circuit, Inc.                    1,763
         60         Parker Hannifin Corp.                  3,568
         60         Perkinelmer, Inc.                      1,202
        300    @    Sanmina-SCI Corp.                      2,730
        270    @    Solectron Corp.                        1,747
         80         Symbol Technologies, Inc.              1,179
         40         Tektronix, Inc.                        1,361
         60    @    Thermo Electron Corp                   1,844
         40    @    Waters Corp.                           1,911
                                                     -----------
                                                          23,437
                                                     -----------
                    ENTERTAINMENT: 0.0%
        110         International Game Technology          4,246
                                                     -----------
                                                           4,246
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
        100    @    Allied Waste Industries, Inc.          1,318
        190         Waste Management, Inc.                 5,824
                                                     -----------
                                                           7,142
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        230         Freddie Mac                           14,559
                                                     -----------
                                                          14,559
                                                     -----------
                    FOOD: 0.1%
         50         Albertson's, Inc.                      1,327
        212         Archer-Daniels-Midland Co.             3,557
        190         Conagra Foods, Inc.                    5,145
         50         General Mills, Inc.                    2,377
         80         Hershey Foods Corp.                    3,702
        120         HJ Heinz Co.                           4,704
        130         Kellogg Co.                            5,441
         50         McCormick & Co., Inc.                  1,700
         60    @    Safeway, Inc.                          1,520
        250         Sara Lee Corp.                         5,747
         60         Supervalu, Inc.                        1,837
         90         Sysco Corp.                            3,228
         80         WM Wrigley Jr Co.                      5,044
                                                     -----------
                                                          45,329
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.0%
         30         Boise Cascade Corp.                    1,129
        130         Georgia-Pacific Corp.                  4,807
        180         International Paper Co.                8,046
         50         Louisiana-Pacific Corp.                1,183
         70         MeadWestvaco Corp.                     2,057
         60         Plum Creek Timber Co., Inc.            1,955
         20         Temple-Inland, Inc.                    1,385
        110         Weyerhaeuser Co.                       6,943
                                                     -----------
                                                          27,505
                                                     -----------
                    GAS: 0.0%
         60         KeySpan Corp.                          2,202
        110         Sempra Energy                          3,787
                                                     -----------
                                                           5,989
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
         40         Black & Decker Corp.                   2,485
         30         Snap-On, Inc.                          1,007
         40         Stanley Works                          1,823
                                                     -----------
                                                           5,315
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES L                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.2%
         20         Bausch & Lomb, Inc.              $     1,301
        200         Baxter Intl., Inc.                     6,902
        110         Becton Dickinson & Co.                 5,698
         80         Biomet, Inc.                           3,555
        280    @    Boston Scientific Corp.               11,984
         40         CR Bard, Inc.                          2,266
        110         Guidant Corp.                          6,147
      1,000         Johnson & Johnson                     55,701
        410         Medtronic, Inc.                       19,975
         60    @    St. Jude Medical, Inc.                 4,539
        140         Stryker Corp.                          7,700
        140    @    Zimmer Holdings, Inc.                 12,348
                                                     -----------
                                                         138,116
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.1%
         70         Aetna, Inc.                            5,950
         60    @    Anthem, Inc.                           5,374
         70         HCA, Inc.                              2,911
         70    @    Humana, Inc.                           1,183
         30         Manor Care, Inc.                         980
         40         Quest Diagnostics                      3,398
        280         UnitedHealth Group, Inc.              17,430
         90    @    WellPoint Health Networks             10,081
                                                     -----------
                                                          47,307
                                                     -----------
                    HOME BUILDERS: 0.0%
         40         Centex Corp.                           1,830
                                                     -----------
                                                           1,830
                                                     -----------
                    HOME FURNISHINGS: 0.0%
         70         Leggett & Platt, Inc.                  1,870
         30         Whirlpool Corp.                        2,058
                                                     -----------
                                                           3,928
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         30         Avery Dennison Corp.                   1,920
         70         Clorox Co.                             3,765
         50         Fortune Brands, Inc.                   3,771
                                                     -----------
                                                           9,456
                                                     -----------
                    INSURANCE: 0.3%
        160    @@   ACE Ltd.                               6,765
        170         Aflac, Inc.                            6,938
        320         Allstate Corp.                        14,896
         40         Ambac Financial Group, Inc.            2,938
        870         American Intl. Group, Inc.            62,013
        100         AON Corp.                              2,847
         80         Chubb Corp.                            5,454
         80         Cigna Corp.                            5,505
         63         Cincinnati Financial Corp.             2,742
         90         Hartford Financial Services
                      Group, Inc.                          6,187
         20         Jefferson-Pilot Corp.                  1,016
         60         Lincoln National Corp.                 2,835
         70         Loews Corp.                            4,197
        170         Marsh & McLennan Cos., Inc.            7,715
         45         MBIA, Inc.                             2,570
        260         Metlife, Inc.                          9,321
         30         MGIC Investment Corp.                  2,276
        110         Principal Financial Group              3,826
        120         Progressive Corp.                     10,236
        180         Prudential Financial, Inc.             8,365
         40         Safeco Corp.                           1,760
        370         St. Paul Cos.                         14,999
         40         Torchmark Corp.                        2,152
         40    @@   XL Capital Ltd.                        3,018
                                                     -----------
                                                         190,571
                                                     -----------
                    INTERNET: 0.1%
        220    @    eBay, Inc.                            20,229
         40    @    Monster Worldwide, Inc.                1,029


  Shares                                                Value
----------------------------------------------------------------
        170    @    Symantec Corp.                   $     7,443
        180    @    Yahoo!, Inc.                           6,539
                                                     -----------
                                                          35,240
                                                     -----------
                    IRON/STEEL: 0.0%
         30         Nucor Corp.                            2,303
         40         United States Steel Corp.              1,405
                                                     -----------
                                                           3,708
                                                     -----------
                    LEISURE TIME: 0.0%
         40         Brunswick Corp.                        1,632
        210         Carnival Corp.                         9,870
        100         Harley-Davidson, Inc.                  6,194
         50         Sabre Holdings Corp.                   1,386
                                                     -----------
                                                          19,082
                                                     -----------
                    LODGING: 0.0%
         30         Harrah's Entertainment, Inc.           1,623
        140         Hilton Hotels Corp.                    2,612
         80         Marriott Intl., Inc.                   3,991
         60         Starwood Hotels & Resorts
                      Worldwide, Inc.                      2,691
                                                     -----------
                                                          10,917
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        160         Caterpillar, Inc.                     12,710
                                                     -----------
                                                          12,710
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
         20         Cummins, Inc.                          1,250
        140         Deere & Co.                            9,819
         60         Rockwell Automation, Inc.              2,251
                                                     -----------
                                                          13,320
                                                     -----------
                    MEDIA: 0.2%
        210         Clear Channel Communications,
                      Inc.                                 7,760
         30         Dow Jones & Co., Inc.                  1,353
         90         Gannett Co., Inc.                      7,637
         10         Knight-Ridder, Inc.                      720
        110         McGraw-Hill Cos., Inc.                 8,423
         10         Meredith Corp.                           550
         70         New York Times Co.                     3,130
      1,530    @    Time Warner, Inc.                     26,896
        100         Tribune Co.                            4,554
        590         Viacom, Inc.                          21,074
        710         Walt Disney Co.                       18,098
                                                     -----------
                                                         100,195
                                                     -----------
                    MINING: 0.0%
        320         Alcoa, Inc.                           10,569
         60         Newmont Mining Corp.                   2,326
         50         Phelps Dodge Corp.                     3,876
                                                     -----------
                                                          16,771
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.4%
        450         3M Co.                                40,504
         40         Cooper Industries Ltd.                 2,376
         20         Crane Co.                                628
        100         Danaher Corp.                          5,185
         70         Dover Corp.                            2,947
         40         Eastman Kodak Co.                      1,079
         50         Eaton Corp.                            3,237
      3,430         General Electric Co.                 111,131
        290         Honeywell Intl., Inc.                 10,623
        100         Illinois Tool Works, Inc.              9,589
         20    @@   Ingersoll-Rand Co.                     1,366
         30         ITT Industries, Inc.                   2,490
         50         Pall Corp.                             1,310

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES L                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
         40         Textron, Inc.                    $     2,374
        900    @@   Tyco Intl. Ltd.                       29,826
                                                     -----------
                                                         224,665
                                                     -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
         80         Pitney Bowes, Inc.                     3,540
        260    @    Xerox Corp.                            3,770
                                                     -----------
                                                           7,310
                                                     -----------
                    OIL AND GAS: 0.4%
         30         Amerada Hess Corp.                     2,376
         80         Anadarko Petroleum Corp.               4,688
        110         Apache Corp.                           4,791
        220         Burlington Resources, Inc.             7,960
        570         ChevronTexaco Corp.                   53,642
        210         ConocoPhillips                        16,020
        130         Devon Energy Corp.                     8,580
         40         EOG Resources, Inc.                    2,388
      2,760         Exxon Mobil Corp.                    122,571
         40         Kerr-McGee Corp.                       2,151
        160         Marathon Oil Corp.                     6,054
         20   @,@@  Nabors Industries Ltd.                   904
         50    @    Noble Corp.                            1,895
        200         Occidental Petroleum Corp.             9,682
         40         Sunoco, Inc.                           2,545
         40    @    Transocean, Inc.                       1,158
         80         Unocal Corp.                           3,040
         60         Valero Energy Corp.                    4,426
                                                     -----------
                                                         254,871
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
         40         Baker Hughes, Inc.                     1,506
         50    @    BJ Services Co.                        2,292
         80         Schlumberger Ltd                       5,081
                                                     -----------
                                                           8,879
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
         30         Ball Corp.                             2,162
         40         Bemis Co.                              1,130
         80    @    Pactiv Corp.                           1,995
         40    @    Sealed Air Corp.                       2,131
                                                     -----------
                                                           7,418
                                                     -----------
                    PHARMACEUTICALS: 0.4%
        210         Abbott Laboratories                    8,560
         40         Allergan, Inc.                         3,581
         30         Amerisourcebergen Corp.                1,793
        670         Bristol-Myers Squibb Co.              16,414
        140         Cardinal Health, Inc.                  9,807
        200    @    Caremark Rx, Inc.                      6,588
        370         Eli Lilly & Co.                       25,866
         30    @    Express Scripts, Inc.                  2,377
        120    @    Forest Laboratories, Inc.              6,796
         50    @    Hospira Inc                            1,380
        146    @    King Pharmaceuticals, Inc.             1,672
         89    @    Medco Health Solutions, Inc.           3,338
        750         Merck & Co., Inc.                     35,624
         90         Mylan Laboratories                     1,823
      2,524         Pfizer, Inc.                          86,522
         40    @    Watson Pharmaceuticals, Inc.           1,076
        450         Wyeth                                 16,272
                                                     -----------
                                                         229,489
                                                     -----------
                    PIPELINES: 0.0%
         40         Kinder Morgan, Inc.                    2,372
        180         Williams Cos., Inc.                    2,142
                                                     -----------
                                                           4,514
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    REITS: 0.0%
         30         Simon Property Group, Inc.       $     1,543
                                                     -----------
                                                           1,543
                                                     -----------
                    RETAIL: 0.6%
         80    @    Autonation, Inc.                       1,368
         30    @    Autozone, Inc.                         2,403
        100    @    Bed Bath & Beyond, Inc.                3,845
        190         Best Buy Co., Inc.                     9,641
         80         Circuit City Stores, Inc.              1,036
        160         Costco Wholesale Corp.                 6,571
        130         CVS Corp.                              5,463
         60         Darden Restaurants, Inc.               1,233
        120         Dollar General Corp                    2,347
         30         Family Dollar Stores                     913
         80         Federated Department Stores            3,928
        520         Gap, Inc.                             12,610
        740         Home Depot, Inc.                      26,047
         90         JC Penney Co., Inc. Holding Co.        3,398
        290         Limited Brands                         5,423
        260         Lowe's Cos., Inc.                     13,663
        130         May Department Stores Co.              3,574
        570         McDonald's Corp.                      14,820
         80         Nordstrom, Inc.                        3,409
        170    @    Office Depot, Inc.                     3,045
         90         RadioShack Corp.                       2,577
         80         Sears Roebuck and Co.                  3,021
        280         Staples, Inc.                          8,207
        180    @    Starbucks Corp.                        7,826
        300         Target Corp.                          12,741
        160         TJX Cos., Inc.                         3,862
         80    @    Toys R US, Inc.                        1,274
      1,470         Wal-Mart Stores, Inc.                 77,556
        350         Walgreen Co.                          12,674
         60         Wendy's Intl., Inc.                    2,090
        100         Yum! Brands, Inc.                      3,722
                                                     -----------
                                                         260,287
                                                     -----------
                    SAVINGS AND LOANS: 0.0%
         50         Golden West Financial Corp.            5,318
        285         Washington Mutual, Inc.               11,012
                                                     -----------
                                                          16,330
                                                     -----------
                    SEMICONDUCTORS: 0.2%
        120    @    Advanced Micro Devices, Inc.           1,908
        120    @    Altera Corp                            2,666
        120         Analog Devices, Inc.                   5,650
        570    @    Applied Materials, Inc.               11,183
         80    @    Applied Micro Circuits Corp.             426
        100    @    Broadcom Corp.                         4,677
      2,190         Intel Corp.                           60,444
         60    @    Kla-Tencor Corp.                       2,963
        110         Linear Technology Corp.                4,342
        100    @    LSI Logic Corp.                          762
        110         Maxim Integrated Products              5,766
        220    @    Micron Technology, Inc.                3,368
        140    @    National Semiconductor Corp.           3,079
         20    @    Novellus Systems, Inc.                   629
         70    @    Teradyne, Inc.                         1,589
        590         Texas Instruments, Inc.               14,266
        110         Xilinx Inc                             3,664
                                                     -----------
                                                         127,382
                                                     -----------
                    SOFTWARE: 0.4%
         80         Adobe Systems, Inc.                    3,720
         50         Autodesk, Inc.                         2,141
        200         Automatic Data Processing              8,376
        110    @    BMC Software, Inc.                     2,035
         90    @    Citrix Systems, Inc.                   1,832
        200         Computer Associates Intl., Inc.        5,612
        200    @    Compuware Corp.                        1,320
        100    @    Electronic Arts, Inc.                  5,455

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES L                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        311         First Data Corp.                 $    13,846
         65    @    Fiserv, Inc.                           2,528
        130         IMS Health, Inc.                       3,047
         70    @    Intuit, Inc.                           2,701
         30    @    Mercury Interactive Corp.              1,495
      4,840         Microsoft Corp.                      138,229
        120    @    Novell, Inc.                           1,007
      1,750    @    Oracle Corp.                          20,878
        120    @    Peoplesoft, Inc.                       2,220
        160    @    Siebel Systems, Inc.                   1,709
        140    @    Veritas Software Corp.                 3,878
                                                     -----------
                                                         222,029
                                                     -----------
                    TELECOMMUNICATIONS: 0.4%
        110         Alltel Corp.                           5,568
        266         AT&T Corp.                             3,892
        360    @    AT&T Wireless Services, Inc.           5,155
        150    @    Avaya, Inc.                            2,369
        810         Bellsouth Corp.                       21,238
         50         CenturyTel, Inc.                       1,502
      2,270    @    Cisco Systems, Inc.                   53,798
         80    @    Citizens Communications Co.              968
         60    @    Comverse Technology, Inc.              1,196
        430    @    Corning, Inc.                          5,616
      1,380    @    Lucent Technologies, Inc.              5,216
      1,350         Motorola, Inc.                        24,638
        370    @    Nextel Communications, Inc.            9,864
        360         Qualcomm, Inc.                        26,273
      1,100         SBC Communications, Inc.              26,675
         90         Scientific-Atlanta, Inc.               3,105
        490         Sprint Corp.-FON Group                 8,624
        180    @    Tellabs, Inc.                          1,573
        930         Verizon Communications, Inc.          33,657
                                                     -----------
                                                         240,927
                                                     -----------
                    TEXTILES: 0.0%
         50         Cintas Corp.                           2,384
                                                     -----------
                                                           2,384
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
         90         Hasbro, Inc.                           1,710
                                                     -----------
                                                           1,710
                                                     -----------
                    TRANSPORTATION: 0.1%
        120         Burlington Northern Santa Fe
                      Corp.                                4,208
        100         FedEx Corp                             8,169
        140         Norfolk Southern Corp.                 3,713
         30         Ryder System, Inc.                     1,202
        370         United Parcel Service, Inc.           27,813
                                                     -----------
                                                          45,105
                                                     -----------
                    Total Common Stock
                      (Cost $3,365,665)                3,690,442
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION:
                      25.1%
$15,000,000         2.790%, due 03/14/06             $14,309,880
                                                     -----------
                                                      14,309,880
                                                     -----------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.4%
  3,879,000         2.720%, due 01/15/06               3,720,225
  4,715,000         2.590%, due 11/15/05               4,550,145
                                                     -----------
                                                       8,270,370
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $21,798,108)              22,580,250
                                                     -----------
U.S. TREASURY OBLIGATIONS: 32.3%
                    U.S. TREASURY STRIP PRINCIPAL: 32.3%
 10,626,000         2.520%, due 02/15/06              10,204,605
  4,608,000         2.840%, due 03/07/06               4,394,654
  4,126,000         2.890%, due 04/06/06               3,923,005
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $18,518,270)              18,522,264
                                                     -----------
CORPORATE BONDS: 21.6%
                    SOVEREIGN: 21.6%
  3,115,000         Israel Trust, 3.110%, due
                      05/15/06                         2,941,208
 10,000,000         Turkey Trust, 3.110%, due
                      05/15/06                         9,442,080
                                                     -----------
                    Total Corporate Bonds
                      (Cost $12,325,702)              12,383,288
                                                     -----------
REPURCHASE AGREEMENT: 0.3%
                    REPURCHASE AGREEMENT: 0.3%
    193,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $193,008
                      to be received upon
                      repurchase (Collateralized by
                      $201,000 Federal Home Loan
                      Mortgage Corporation, 2.500%,
                      Market Value plus accrued
                      interest $197,405 due
                      12/04/06)                          193,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $193,000)                    193,000
                                                     -----------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $56,200,745)*            100.1%   $57,369,244
            OTHER ASSETS AND
              LIABILITIES-NET                 (0.1)       (81,540)
                                             -----    -----------
            NET ASSETS                       100.0%   $57,287,704
                                             =====    ===========

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $56,322,553. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $1,235,687
      Gross Unrealized Depreciation                    (188,996)
                                                     ----------
      Net Unrealized Appreciation                    $1,046,691
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES M                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 9.6%
                    ADVERTISING: 0.0%
        320    @    Interpublic Group of Cos., Inc.  $     4,394
        140         Omnicom Group                         10,624
                                                     -----------
                                                          15,018
                                                     -----------
                    AEROSPACE/DEFENSE: 0.2%
        830         Boeing Co.                            42,406
        240         General Dynamics Corp.                23,832
         90         Goodrich Corp.                         2,910
        330         Lockheed Martin Corp.                 17,186
        280         Northrop Grumman Corp.                15,036
        290         Raytheon Co.                          10,373
        120         Rockwell Collins, Inc.                 3,998
        390         United Technologies Corp.             35,677
                                                     -----------
                                                         151,418
                                                     -----------
                    AGRICULTURE: 0.1%
      1,510         Altria Group, Inc.                    75,576
        210         Monsanto Co.                           8,085
         60         RJ Reynolds Tobacco Holdings,
                      Inc.                                 4,055
        120         UST, Inc.                              4,320
                                                     -----------
                                                          92,036
                                                     -----------
                    AIRLINES: 0.0%
        100         Southwest Airlines Co.                 1,677
                                                     -----------
                                                           1,677
                                                     -----------
                    APPAREL: 0.1%
        140         Jones Apparel Group, Inc.              5,527
        130         Liz Claiborne, Inc.                    4,677
        320         Nike, Inc.                            24,240
         60         Reebok Intl. Ltd.                      2,159
        140         VF Corp.                               6,818
                                                     -----------
                                                          43,421
                                                     -----------
                    AUTO MANUFACTURERS: 0.1%
      2,280         Ford Motor Co.                        35,682
        420         General Motors Corp                   19,568
        202         Paccar, Inc.                          11,714
                                                     -----------
                                                          66,964
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        130         Dana Corp.                             2,548
         60         Johnson Controls, Inc.                 3,203
                                                     -----------
                                                           5,751
                                                     -----------
                    BANKS: 0.8%
        250         Amsouth Bancorp                        6,368
      1,988         Bank of America Corp.                168,224
        560         Bank of New York Co., Inc.            16,509
        850         Bank One Corp.                        43,350
        160         BB&T Corp.                             5,915
        151         Charter One Financial, Inc.            6,673
        130         Comerica, Inc.                         7,134
        410         Fifth Third Bancorp                   22,050
         90         First Horizon National Corp            4,092
        150         Huntington Bancshares, Inc.            3,435
        400         Keycorp                               11,956
         30         M & T Bank Corp.                       2,619
        160         Marshall & Ilsley Corp.                6,254
        300         Mellon Financial Corp.                 8,799
        440         National City Corp.                   15,404
        110         North Fork Bancorporation, Inc.        4,186
        160         Northern Trust Corp.                   6,765
        210         PNC Financial Services Group,
                      Inc.                                11,147
        210         Regions Financial Corp.                7,676
        230         SouthTrust Corp.                       8,926
        250         State Street Corp.                    12,260
        200         SunTrust Banks, Inc.                  12,998


  Shares                                                Value
----------------------------------------------------------------
        210         Synovus Financial Corp.          $     5,317
        145         Union Planters Corp.                   4,322
      1,430         US Bancorp                            39,411
      1,640         Wachovia Corp.                        72,979
      1,220         Wells Fargo & Co.                     69,821
         80         Zions Bancorporation                   4,916
                                                     -----------
                                                         589,506
                                                     -----------
                    BEVERAGES: 0.3%
        240         Anheuser-Busch Cos., Inc.             12,960
         80         Brown-Forman Corp.                     3,862
      2,370         Coca-Cola Co.                        119,637
        350         Coca-Cola Enterprises, Inc.           10,147
        250         Pepsi Bottling Group, Inc.             7,635
      1,270         PepsiCo, Inc.                         68,427
                                                     -----------
                                                         222,668
                                                     -----------
                    BIOTECHNOLOGY: 0.1%
        961    @    Amgen, Inc.                           52,441
         90    @    Biogen IDEC, Inc.                      5,693
        180    @    Chiron Corp.                           8,035
         60    @    Genzyme Corp.                          2,840
                                                     -----------
                                                          69,009
                                                     -----------
                    BUILDING MATERIALS: 0.0%
        150    @    American Standard Cos., Inc.           6,047
        550         Masco Corp.                           17,148
         90         Vulcan Materials Co.                   4,280
                                                     -----------
                                                          27,475
                                                     -----------
                    CHEMICALS: 0.1%
        180         Air Products & Chemicals, Inc.         9,441
         60         Ashland, Inc.                          3,169
        730         Dow Chemical Co.                      29,710
         60         Eastman Chemical Co.                   2,774
        180         Ecolab, Inc.                           5,706
        100         Engelhard Corp                         3,231
         60         International Flavors &
                      Fragrances, Inc.                     2,244
        230         PPG Industries, Inc.                  14,372
        260         Praxair, Inc.                         10,376
        170         Rohm & Haas Co.                        7,069
        130         Sherwin-Williams Co.                   5,402
         60         Sigma-Aldrich Corp.                    3,577
                                                     -----------
                                                          97,071
                                                     -----------
                    COMMERCIAL SERVICES: 0.1%
        120    @    Apollo Group, Inc.                    10,595
      1,280         Cendant Corp.                         31,334
         30         Deluxe Corp.                           1,305
        100         Equifax, Inc.                          2,475
        160         H&R Block, Inc.                        7,629
        100         Moody's Corp.                          6,466
        360         Paychex, Inc.                         12,197
        120         Robert Half Intl., Inc.                3,572
         90         RR Donnelley & Sons Co.                2,972
                                                     -----------
                                                          78,545
                                                     -----------
                    COMPUTERS: 0.4%
        280    @    Apple Computer Inc                     9,111
        140    @    Computer Sciences Corp.                6,500
      1,880    @    Dell, Inc.                            67,342
      1,770    @    EMC Corp.                             20,178
        260    @    Gateway Inc                            1,170
      2,238         Hewlett-Packard Co.                   47,222
      1,240         International Business Machines
                      Corp.                              109,305
         90    @    Lexmark International Inc              8,688
        100    @    NCR Corp.                              4,959
        420    @    Network Appliance, Inc.                9,043
        940    @    Sun Microsystems, Inc.                 4,080

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES M                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        220    @    Sungard Data Systems, Inc.       $     5,720
        250    @    Unisys Corp.                           3,470
                                                     -----------
                                                         296,788
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.3%
         60         Alberto-Culver Co.                     3,008
        350         Avon Products, Inc.                   16,149
        380         Colgate-Palmolive Co.                 22,211
      1,250         Gillette Co.                          53,000
        370         Kimberly-Clark Corp.                  24,376
      2,500         Procter & Gamble Co.                 136,100
                                                     -----------
                                                         254,844
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
        120         Genuine Parts Co.                      4,762
        120         WW Grainger, Inc.                      6,900
                                                     -----------
                                                          11,662
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 0.8%
        940         American Express Co.                  48,297
         80         Bear Stearns Cos Inc/The               6,745
        230         Capital One Financial Corp.           15,727
        970         Charles Schwab Corp.                   9,322
      3,760         Citigroup, Inc.                      174,839
        319         Countrywide Financial Corp.           22,410
        470    @    E*Trade Financial Corp.                5,241
        700         Fannie Mae                            49,952
         90         Federated Investors, Inc.              2,731
        180         Franklin Resources, Inc.               9,014
        470         Goldman Sachs Group, Inc.             44,255
        190         Janus Capital Group, Inc.              3,133
      1,500         JP Morgan Chase & Co.                 58,154
        200         Lehman Brothers Holdings Inc          15,050
        915         MBNA Corp.                            23,598
        950         Merrill Lynch & Co., Inc.             51,281
        810         Morgan Stanley                        42,744
        230    @    Providian Financial Corp.              3,374
        300         SLM Corp.                             12,135
         90         T Rowe Price Group, Inc.               4,536
                                                     -----------
                                                         602,538
                                                     -----------
                    ELECTRIC: 0.2%
        740    @    AES Corp.                              7,348
        140         Ameren Corp.                           6,014
        340         American Electric Power Co.,
                      Inc.                                10,880
        210         Centerpoint Energy, Inc.               2,415
        120         Cinergy Corp.                          4,560
         70         Consolidated Edison, Inc.              2,783
        190         Constellation Energy Group,
                      Inc.                                 7,201
        790         Duke Energy Corp.                     16,030
        420         Edison Intl.                          10,739
        200         Entergy Corp.                         11,202
        480         Exelon Corp.                          15,979
        240         FirstEnergy Corp.                      8,978
        140         FPL Group, Inc.                        8,953
        170         NiSource, Inc.                         3,505
        300    @    PG&E Corp.                             8,382
         80         Pinnacle West Capital Corp.            3,231
        120         PPL Corp.                              5,508
         80         Progress Energy, Inc.                  3,524
        200         Public Service Enterprise
                      Group, Inc.                          8,006
        550         Southern Co.                          16,034
        380         TXU Corp.                             15,394
        400         Xcel Energy, Inc.                      6,684
                                                     -----------
                                                         183,350
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        310         Emerson Electric Co.             $    19,701
                                                     -----------
                                                          19,701
                                                     -----------
                    ELECTRONICS: 0.1%
        340    @    Agilent Technologies, Inc.             9,954
        170         Applera Corp. -- Applied
                      Biosystems Group                     3,698
        200    @    Jabil Circuit, Inc.                    5,036
         90         Parker Hannifin Corp.                  5,351
        140         Perkinelmer, Inc.                      2,806
        650    @    Sanmina-SCI Corp.                      5,915
        580    @    Solectron Corp.                        3,753
        180         Symbol Technologies, Inc.              2,653
        120    @    Thermo Electron Corp                   3,689
        100    @    Waters Corp.                           4,778
                                                     -----------
                                                          47,633
                                                     -----------
                    ENTERTAINMENT: 0.0%
        230         International Game Technology          8,878
                                                     -----------
                                                           8,878
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
        160    @    Allied Waste Industries, Inc.          2,109
        470         Waste Management, Inc.                14,405
                                                     -----------
                                                          16,514
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        500         Freddie Mac                           31,650
                                                     -----------
                                                          31,650
                                                     -----------
                    FOOD: 0.1%
        100         Albertson's, Inc.                      2,654
        455         Archer-Daniels-Midland Co.             7,635
        380         Conagra Foods, Inc.                   10,290
        110         General Mills, Inc.                    5,228
        200         Hershey Foods Corp.                    9,254
        260         HJ Heinz Co.                          10,192
        280         Kellogg Co.                           11,718
        110         McCormick & Co., Inc.                  3,740
        120    @    Safeway, Inc.                          3,041
        540         Sara Lee Corp.                        12,416
        130         Supervalu, Inc.                        3,979
        190         Sysco Corp.                            6,815
        160         WM Wrigley Jr Co.                     10,088
                                                     -----------
                                                          97,050
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.1%
         50         Boise Cascade Corp.                    1,882
        210         Georgia-Pacific Corp.                  7,766
        380         International Paper Co.               16,986
        120         Louisiana-Pacific Corp.                2,838
        150         MeadWestvaco Corp.                     4,409
        130         Plum Creek Timber Co., Inc.            4,235
         40         Temple-Inland, Inc.                    2,770
        280         Weyerhaeuser Co.                      17,673
                                                     -----------
                                                          58,559
                                                     -----------
                    GAS: 0.0%
        100         KeySpan Corp.                          3,670
        220         Sempra Energy                          7,575
                                                     -----------
                                                          11,245
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
         80         Black & Decker Corp.                   4,970
         50         Snap-On, Inc.                          1,678
         60         Stanley Works                          2,735
                                                     -----------
                                                           9,383
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES M                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.4%
         50         Bausch & Lomb, Inc.              $     3,254
        490         Baxter Intl., Inc.                    16,910
        240         Becton Dickinson & Co.                12,432
        180         Biomet, Inc.                           7,999
        600    @    Boston Scientific Corp.               25,680
         80         CR Bard, Inc.                          4,532
        230         Guidant Corp.                         12,852
      2,150         Johnson & Johnson                    119,755
        880         Medtronic, Inc.                       42,874
        120    @    St. Jude Medical, Inc.                 9,078
        280         Stryker Corp.                         15,400
        300    @    Zimmer Holdings, Inc.                 26,460
                                                     -----------
                                                         297,226
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.1%
        150         Aetna, Inc.                           12,750
        170    @    Anthem, Inc.                          15,225
        140         HCA, Inc.                              5,823
        190    @    Humana, Inc.                           3,211
         70         Manor Care, Inc.                       2,288
         70         Quest Diagnostics                      5,947
        610         UnitedHealth Group, Inc.              37,972
        200    @    WellPoint Health Networks             22,401
                                                     -----------
                                                         105,617
                                                     -----------
                    HOME BUILDERS: 0.0%
        120         Centex Corp.                           5,490
                                                     -----------
                                                           5,490
                                                     -----------
                    HOME FURNISHINGS: 0.0%
        140         Leggett & Platt, Inc.                  3,739
         60         Whirlpool Corp.                        4,116
                                                     -----------
                                                           7,855
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         80         Avery Dennison Corp.                   5,121
        150         Clorox Co.                             8,067
        100         Fortune Brands, Inc.                   7,543
                                                     -----------
                                                          20,731
                                                     -----------
                    INSURANCE: 0.5%
        330    @@   ACE Ltd.                              13,952
        390         Aflac, Inc.                           15,916
        690         Allstate Corp.                        32,120
         70         Ambac Financial Group, Inc.            5,141
      1,900         American Intl. Group, Inc.           135,433
        220         AON Corp.                              6,263
        180         Chubb Corp.                           12,272
        180         Cigna Corp.                           12,386
        136         Cincinnati Financial Corp.             5,919
        200         Hartford Financial Services
                      Group, Inc.                         13,748
         40         Jefferson-Pilot Corp.                  2,032
        180         Lincoln National Corp.                 8,505
        140         Loews Corp.                            8,394
        380         Marsh & McLennan Cos., Inc.           17,244
        150         MBIA, Inc.                             8,568
        550         Metlife, Inc.                         19,718
         70         MGIC Investment Corp.                  5,310
        240         Principal Financial Group              8,347
        270         Progressive Corp.                     23,031
        390         Prudential Financial, Inc.            18,123
         90         Safeco Corp.                           3,960
        820         St. Paul Cos.                         33,243
         80         Torchmark Corp.                        4,304
        100    @@   XL Capital Ltd.                        7,546
                                                     -----------
                                                         421,475
                                                     -----------
                    INTERNET: 0.1%
        470    @    eBay, Inc.                            43,217
        100    @    Monster Worldwide, Inc.                2,572


  Shares                                                Value
----------------------------------------------------------------
        380    @    Symantec Corp.                   $    16,636
        380    @    Yahoo!, Inc.                          13,805
                                                     -----------
                                                          76,230
                                                     -----------
                    IRON/STEEL: 0.0%
         60         Nucor Corp.                            4,606
        100         United States Steel Corp.              3,512
                                                     -----------
                                                           8,118
                                                     -----------
                    LEISURE TIME: 0.1%
        100         Brunswick Corp.                        4,080
        460         Carnival Corp.                        21,620
        220         Harley-Davidson, Inc.                 13,627
        110         Sabre Holdings Corp.                   3,048
                                                     -----------
                                                          42,375
                                                     -----------
                    LODGING: 0.0%
        120         Harrah's Entertainment, Inc.           6,492
        270         Hilton Hotels Corp.                    5,038
        170         Marriott Intl., Inc.                   8,480
        140         Starwood Hotels & Resorts
                      Worldwide, Inc.                      6,279
                                                     -----------
                                                          26,289
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        340         Caterpillar, Inc.                     27,010
                                                     -----------
                                                          27,010
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
         40         Cummins, Inc.                          2,500
        300         Deere & Co.                           21,042
        130         Rockwell Automation, Inc.              4,876
                                                     -----------
                                                          28,418
                                                     -----------
                    MEDIA: 0.3%
        450         Clear Channel Communications,
                      Inc.                                16,628
         60         Dow Jones & Co., Inc.                  2,706
        190         Gannett Co., Inc.                     16,122
         20         Knight-Ridder, Inc.                    1,440
        240         McGraw-Hill Cos., Inc.                18,377
         40         Meredith Corp.                         2,198
        110         New York Times Co.                     4,918
      3,320    @    Time Warner, Inc.                     58,366
        220         Tribune Co.                           10,019
      1,270         Viacom, Inc.                          45,364
      1,460         Walt Disney Co.                       37,215
                                                     -----------
                                                         213,353
                                                     -----------
                    MINING: 0.0%
        700         Alcoa, Inc.                           23,121
        130         Newmont Mining Corp.                   5,039
        120         Phelps Dodge Corp.                     9,301
                                                     -----------
                                                          37,461
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.6%
        980         3M Co.                                88,210
         70         Cooper Industries Ltd.                 4,159
         40         Crane Co.                              1,256
        220         Danaher Corp.                         11,407
        160         Dover Corp.                            6,736
         80         Eastman Kodak Co.                      2,158
        110         Eaton Corp.                            7,121
      7,350         General Electric Co.                 238,139
        620         Honeywell Intl., Inc.                 22,711
        220         Illinois Tool Works, Inc.             21,096
         50    @@   Ingersoll-Rand Co.                     3,416
         60         ITT Industries, Inc.                   4,980
         80         Pall Corp.                             2,095

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES M                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        110         Textron, Inc.                    $     6,529
      1,960    @@   Tyco Intl. Ltd.                       64,954
                                                     -----------
                                                         484,967
                                                     -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        230         Pitney Bowes, Inc.                    10,178
        730    @    Xerox Corp.                           10,585
                                                     -----------
                                                          20,763
                                                     -----------
                    OIL AND GAS: 0.7%
         60         Amerada Hess Corp.                     4,751
        180         Anadarko Petroleum Corp.              10,548
        238         Apache Corp.                          10,365
        390         Burlington Resources, Inc.            14,110
      1,230         ChevronTexaco Corp.                  115,755
        494         ConocoPhillips                        37,687
        290         Devon Energy Corp.                    19,140
         80         EOG Resources, Inc.                    4,777
      5,860         Exxon Mobil Corp.                    260,242
         70         Kerr-McGee Corp.                       3,764
        300         Marathon Oil Corp.                    11,352
        100   @,@@  Nabors Industries Ltd.                 4,522
        100    @    Noble Corp.                            3,789
        470         Occidental Petroleum Corp.            22,753
         90         Sunoco, Inc.                           5,726
         90    @    Transocean, Inc.                       2,605
        200         Unocal Corp.                           7,600
        160         Valero Energy Corp.                   11,802
                                                     -----------
                                                         551,288
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
         90         Baker Hughes, Inc.                     3,389
        110    @    BJ Services Co.                        5,042
        170         Schlumberger Ltd                      10,797
                                                     -----------
                                                          19,228
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
         60         Ball Corp.                             4,323
        120         Bemis Co.                              3,390
        180    @    Pactiv Corp.                           4,489
        110    @    Sealed Air Corp.                       5,860
                                                     -----------
                                                          18,062
                                                     -----------
                    PHARMACEUTICALS: 0.6%
        460         Abbott Laboratories                   18,750
         90         Allergan, Inc.                         8,057
         70         Amerisourcebergen Corp.                4,185
      1,450         Bristol-Myers Squibb Co.              35,525
        310         Cardinal Health, Inc.                 21,716
        430    @    Caremark Rx, Inc.                     14,164
        810         Eli Lilly & Co.                       56,626
         60    @    Express Scripts, Inc.                  4,754
        260    @    Forest Laboratories, Inc.             14,724
        120    @    Hospira Inc                            3,312
        193    @    King Pharmaceuticals, Inc.             2,210
        260    @    Medco Health Solutions, Inc.           9,750
      1,650         Merck & Co., Inc.                     78,374
        210         Mylan Laboratories                     4,253
      5,492         Pfizer, Inc.                         188,265
         70    @    Watson Pharmaceuticals, Inc.           1,883
        960         Wyeth                                 34,714
                                                     -----------
                                                         501,262
                                                     -----------
                    PIPELINES: 0.0%
        100         Kinder Morgan, Inc.                    5,929
        360         Williams Cos., Inc.                    4,284
                                                     -----------
                                                          10,213
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    REITS: 0.0%
         60         Simon Property Group, Inc.       $     3,085
                                                     -----------
                                                           3,085
                                                     -----------
                    RETAIL: 0.7%
         80    @    Autonation, Inc.                       1,368
         60    @    Autozone, Inc.                         4,806
        220    @    Bed Bath & Beyond, Inc.                8,459
        400         Best Buy Co., Inc.                    20,296
        350         Costco Wholesale Corp.                14,375
        290         CVS Corp.                             12,186
        130         Darden Restaurants, Inc.               2,672
        350         Dollar General Corp                    6,846
        130         Family Dollar Stores                   3,955
        170         Federated Department Stores            8,347
      1,130         Gap, Inc.                             27,403
      1,670         Home Depot, Inc.                      58,783
        250         JC Penney Co., Inc. Holding Co.        9,440
        630         Limited Brands                        11,781
        560         Lowe's Cos., Inc.                     29,428
        300         May Department Stores Co.              8,247
      1,230         McDonald's Corp.                      31,979
        170         Nordstrom, Inc.                        7,244
        320    @    Office Depot, Inc.                     5,731
        170         RadioShack Corp.                       4,867
        160         Sears Roebuck and Co.                  6,042
        620         Staples, Inc.                         18,172
        380    @    Starbucks Corp.                       16,522
        680         Target Corp.                          28,880
        350         TJX Cos., Inc.                         8,449
        170    @    Toys R US, Inc.                        2,708
      3,180         Wal-Mart Stores, Inc.                167,776
        750         Walgreen Co.                          27,158
        130         Wendy's Intl., Inc.                    4,529
        210         Yum! Brands, Inc.                      7,816
                                                     -----------
                                                         566,265
                                                     -----------
                    SAVINGS AND LOANS: 0.1%
        110         Golden West Financial Corp.           11,699
        680         Washington Mutual, Inc.               26,275
                                                     -----------
                                                          37,974
                                                     -----------
                    SEMICONDUCTORS: 0.3%
        260    @    Advanced Micro Devices, Inc.           4,134
        270    @    Altera Corp                            5,999
        260         Analog Devices, Inc.                  12,241
      1,240    @    Applied Materials, Inc.               24,329
        180    @    Applied Micro Circuits Corp.             958
        210    @    Broadcom Corp.                         9,822
      4,730         Intel Corp.                          130,548
        130    @    Kla-Tencor Corp.                       6,419
        230         Linear Technology Corp.                9,078
        420    @    LSI Logic Corp.                        3,200
        240         Maxim Integrated Products             12,581
        470    @    Micron Technology, Inc.                7,196
        280    @    National Semiconductor Corp.           6,157
        100    @    Novellus Systems, Inc.                 3,144
        150    @    Teradyne, Inc.                         3,405
      1,300         Texas Instruments, Inc.               31,434
        240         Xilinx Inc                             7,994
                                                     -----------
                                                         278,639
                                                     -----------
                    SOFTWARE: 0.6%
        180         Adobe Systems, Inc.                    8,370
        100         Autodesk, Inc.                         4,281
        430         Automatic Data Processing             18,008
        270    @    BMC Software, Inc.                     4,995
        180    @    Citrix Systems, Inc.                   3,665
        430         Computer Associates Intl., Inc.       12,066
        400    @    Compuware Corp.                        2,640
        220    @    Electronic Arts, Inc.                 12,001
        657         First Data Corp.                      29,250
        150    @    Fiserv, Inc.                           5,834

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES M                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        280         IMS Health, Inc.                 $     6,563
        140    @    Intuit, Inc.                           5,401
         70    @    Mercury Interactive Corp.              3,488
     10,530         Microsoft Corp.                      300,737
        290    @    Novell, Inc.                           2,433
      3,880    @    Oracle Corp.                          46,288
        220    @    Peoplesoft, Inc.                       4,070
        550    @    Siebel Systems, Inc.                   5,874
        300    @    Veritas Software Corp.                 8,310
                                                     -----------
                                                         484,274
                                                     -----------
                    TELECOMMUNICATIONS: 0.6%
        230         Alltel Corp.                          11,643
        586         AT&T Corp.                             8,573
        790         AT&T Wireless Services, Inc.          11,313
        430    @    Avaya, Inc.                            6,790
      1,770         Bellsouth Corp.                       46,409
         90         CenturyTel, Inc.                       2,704
      5,000    @    Cisco Systems, Inc.                  118,499
        230    @    Citizens Communications Co.            2,783
        150         Comverse Technology, Inc.              2,991
        840    @    Corning, Inc.                         10,970
      2,990    @    Lucent Technologies, Inc.             11,302
      2,920         Motorola, Inc.                        53,290
        810    @    Nextel Communications, Inc.           21,595
        780         Qualcomm, Inc.                        56,924
      2,390         SBC Communications, Inc.              57,958
        160         Scientific-Atlanta, Inc.               5,520
      1,050         Sprint Corp.-FON Group                18,480
        250    @    Tellabs, Inc.                          2,185
      2,020         Verizon Communications, Inc.          73,104
                                                     -----------
                                                         523,033
                                                     -----------
                    TEXTILES: 0.0%
        120         Cintas Corp.                           5,720
                                                     -----------
                                                           5,720
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
        160         Hasbro, Inc.                           3,040
                                                     -----------
                                                           3,040
                                                     -----------
                    TRANSPORTATION: 0.1%
        260         Burlington Northern Santa Fe
                      Corp.                                9,118
        220         FedEx Corp                            17,972
        210         Norfolk Southern Corp.                 5,569
         40         Ryder System, Inc.                     1,603
        840         United Parcel Service, Inc.           63,143
                                                     -----------
                                                          97,405
                                                     -----------
                    Total Common Stock
                      (Cost $7,044,412)                8,033,220
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.3%
                    FEDERAL HOME LOAN BANK: 28.0%
$25,000,000         3.050%, due 06/13/06             $23,575,525
                                                     -----------
                                                      23,575,525
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 9.3%
  2,538,000         2.820%, due 03/15/06               2,420,052
  5,800,000         3.010%, due 07/15/06               5,459,528
                                                     -----------
                                                       7,879,580
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 28.0%
$25,000,000         3.110%, due 06/13/06             $23,548,800
                                                     -----------
                                                      23,548,800
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $53,140,417)              55,003,905
                                                     -----------
CORPORATE BONDS: 16.4%
                    REGIONAL(STATE/PROVINCE): 7.9%
  6,979,000    @    Tennessee Valley Authority,
                      2.820%, due 01/15/06             6,683,677
                                                     -----------
                                                       6,683,677
                                                     -----------
                    SOVEREIGN: 8.5%
  5,984,000         Israel Trust, 3.110%,
                      due 05/15/06                     5,650,141
  1,560,000         Turkey Trust, 3.110%,
                      due 05/15/06                     1,472,964
                                                     -----------
                                                       7,123,105
                                                     -----------
                    Total Corporate Bonds
                      (Cost $13,418,183)              13,806,782
                                                     -----------
U.S. TREASURY OBLIGATIONS: 8.4%
                    U.S. TREASURY STRIP PRINCIPAL: 8.4%
  2,962,000         2.890%, due 04/06/06               2,816,273
  4,433,000         2.640%, due 11/15/15               4,220,584
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $6,812,988)                7,036,857
                                                     -----------
REPURCHASE AGREEMENT: 0.4%
                    REPURCHASE AGREEMENT: 0.4%
    310,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $310,013
                      to be received upon
                      repurchase (Collateralized by
                      $322,000 Federal Home Loan
                      Mortgage Corporation, 2.500%,
                      Market Value plus accrued
                      interest $316,241
                      due 12/04/06)                      310,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $310,000)                    310,000
                                                     -----------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $80,726,000)*            100.1%   $84,190,764
            OTHER ASSETS AND
              LIABILITIES-NET                 (0.1)       (84,781)
                                             -----    -----------
            NET ASSETS                       100.0%   $84,105,983
                                             =====    ===========

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $81,760,500. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $2,496,555
      Gross Unrealized Depreciation                     (66,291)
                                                     ----------
      Net Unrealized Appreciation                    $2,430,264
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES N                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
COMMON STOCK: 14.5%
                    ADVERTISING: 0.0%
        590    @    Interpublic Group of Cos., Inc.  $     8,101
        220         Omnicom Group                         16,696
                                                     -----------
                                                          24,797
                                                     -----------
                    AEROSPACE/DEFENSE: 0.3%
      1,340         Boeing Co.                            68,460
        390         General Dynamics Corp.                38,727
        150         Goodrich Corp.                         4,850
        540         Lockheed Martin Corp.                 28,123
        440         Northrop Grumman Corp.                23,628
        480         Raytheon Co.                          17,170
        280         Rockwell Collins, Inc.                 9,330
        610         United Technologies Corp.             55,802
                                                     -----------
                                                         246,090
                                                     -----------
                    AGRICULTURE: 0.2%
      2,440         Altria Group, Inc.                   122,122
        330         Monsanto Co.                          12,705
        100         RJ Reynolds Tobacco Holdings,
                      Inc.                                 6,759
        200         UST, Inc.                              7,200
                                                     -----------
                                                         148,786
                                                     -----------
                    AIRLINES: 0.0%
        150         Southwest Airlines Co.                 2,516
                                                     -----------
                                                           2,516
                                                     -----------
                    APPAREL: 0.1%
        240         Jones Apparel Group, Inc.              9,475
        200         Liz Claiborne, Inc.                    7,196
        510         Nike, Inc.                            38,633
         90         Reebok Intl. Ltd.                      3,238
        220         VF Corp.                              10,714
                                                     -----------
                                                          69,256
                                                     -----------
                    AUTO MANUFACTURERS: 0.1%
      3,670         Ford Motor Co.                        57,436
        660         General Motors Corp.                  30,749
        330         Paccar, Inc.                          19,137
                                                     -----------
                                                         107,322
                                                     -----------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        200         Dana Corp.                             3,920
        100         Johnson Controls, Inc.                 5,338
                                                     -----------
                                                           9,258
                                                     -----------
                    BANKS: 1.2%
        420         Amsouth Bancorp                       10,697
      3,229         Bank of America Corp.                273,237
        880         Bank of New York Co., Inc.            25,942
      1,340         Bank One Corp.                        68,340
        260         BB&T Corp.                             9,612
        247         Charter One Financial, Inc.           10,915
        220         Comerica, Inc.                        12,074
        660         Fifth Third Bancorp                   35,495
        170         First Horizon National Corp            7,730
        340         Huntington Bancshares, Inc.            7,786
        560         Keycorp                               16,738
         60         M & T Bank Corp.                       5,238
        310         Marshall & Ilsley Corp.               12,118
        460         Mellon Financial Corp.                13,492
        710         National City Corp.                   24,857
        160         North Fork Bancorporation, Inc.        6,088
        260         Northern Trust Corp.                  10,993
        330         PNC Financial Services Group,
                      Inc.                                17,516
        250         Regions Financial Corp.                9,138
        430         SouthTrust Corp.                      16,688
        400         State Street Corp.                    19,616
        320         SunTrust Banks, Inc.                  20,797


  Shares                                                Value
----------------------------------------------------------------
        340         Synovus Financial Corp.          $     8,609
         90         Union Planters Corp.                   2,683
      2,290         US Bancorp                            63,112
      2,630         Wachovia Corp.                       117,035
      2,000         Wells Fargo & Co.                    114,460
        140         Zions Bancorporation                   8,603
                                                     -----------
                                                         949,609
                                                     -----------
                    BEVERAGES: 0.4%
        390         Anheuser-Busch Cos., Inc.             21,060
        120         Brown-Forman Corp.                     5,792
      3,850         Coca-Cola Co.                        194,349
        570         Coca-Cola Enterprises, Inc.           16,524
        430         Pepsi Bottling Group, Inc.            13,132
      2,010         PepsiCo, Inc.                        108,299
                                                     -----------
                                                         359,156
                                                     -----------
                    BIOTECHNOLOGY: 0.1%
      1,532    @    Amgen, Inc.                           83,601
        150    @    Biogen IDEC, Inc.                      9,488
        280    @    Chiron Corp.                          12,499
        100    @    Genzyme Corp.                          4,733
                                                     -----------
                                                         110,321
                                                     -----------
                    BUILDING MATERIALS: 0.0%
        240    @    American Standard Cos., Inc.           9,674
        890         Masco Corp.                           27,750
        150         Vulcan Materials Co                    7,133
                                                     -----------
                                                          44,557
                                                     -----------
                    CHEMICALS: 0.2%
        300         Air Products & Chemicals, Inc.        15,735
         80         Ashland, Inc.                          4,225
      1,170         Dow Chemical Co.                      47,619
        100         Eastman Chemical Co.                   4,623
        280         Ecolab, Inc.                           8,876
        220         Engelhard Corp                         7,108
        110         International Flavors &
                      Fragrances, Inc.                     4,114
        370         PPG Industries, Inc.                  23,121
        420         Praxair, Inc.                         16,762
        300         Rohm & Haas Co.                       12,474
        190         Sherwin-Williams Co.                   7,895
        100         Sigma-Aldrich Corp.                    5,961
                                                     -----------
                                                         158,513
                                                     -----------
                    COMMERCIAL SERVICES: 0.1%
        200    @    Apollo Group, Inc.                    17,658
      2,010         Cendant Corp.                         49,205
         30         Deluxe Corp.                           1,305
        200         Equifax, Inc.                          4,950
        290         H&R Block, Inc.                       13,827
        160         Moody's Corp.                         10,346
        570         Paychex, Inc.                         19,312
        290         Robert Half Intl., Inc.                8,633
        160         RR Donnelley & Sons Co.                5,283
                                                     -----------
                                                         130,519
                                                     -----------
                    COMPUTERS: 0.5%
        450    @    Apple Computer Inc                    14,643
        240    @    Computer Sciences Corp.               11,143
      3,020    @    Dell, Inc.                           108,176
      2,820    @    EMC Corp.                             32,148
        420    @    Gateway Inc                            1,890
      3,686         Hewlett-Packard Co.                   77,775
      1,980         International Business Machines
                      Corp.                              174,537
        190    @    Lexmark International Inc             18,341
        100    @    NCR Corp.                              4,959
        660    @    Network Appliance, Inc.               14,210
      1,510    @    Sun Microsystems, Inc.                 6,553

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES N                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        350    @    Sungard Data Systems, Inc.       $     9,100
        420    @    Unisys Corp.                           5,830
                                                     -----------
                                                         479,305
                                                     -----------
                    COSMETICS/PERSONAL CARE: 0.5%
        105         Alberto-Culver Co.                     5,265
        560         Avon Products, Inc.                   25,838
        600         Colgate-Palmolive Co.                 35,070
      2,020         Gillette Co.                          85,648
        590         Kimberly-Clark Corp.                  38,869
      4,020         Procter & Gamble Co.                 218,849
                                                     -----------
                                                         409,539
                                                     -----------
                    DISTRIBUTION/WHOLESALE: 0.0%
        180         Genuine Parts Co.                      7,142
        200         WW Grainger, Inc.                     11,500
                                                     -----------
                                                          18,642
                                                     -----------
                    DIVERSIFIED FINANCIAL SERVICES: 1.2%
      1,520         American Express Co.                  78,098
        120         Bear Stearns Cos Inc/The              10,117
        360         Capital One Financial Corp.           24,617
      1,530         Charles Schwab Corp.                  14,703
      5,960         Citigroup, Inc.                      277,140
        549         Countrywide Financial Corp.           38,567
        460    @    E*Trade Financial Corp.                5,129
      1,150         Fannie Mae                            82,064
        120         Federated Investors, Inc.              3,641
        280         Franklin Resources, Inc.              14,022
        750         Goldman Sachs Group, Inc.             70,620
        300         Janus Capital Group, Inc               4,947
      2,420         JP Morgan Chase & Co.                 93,823
        310         Lehman Brothers Holdings Inc          23,328
      1,460         MBNA Corp.                            37,653
      1,530         Merrill Lynch & Co., Inc.             82,589
      1,310         Morgan Stanley                        69,129
        500    @    Providian Financial Corp.              7,335
        540         SLM Corp                              21,843
        150         T Rowe Price Group, Inc.               7,560
                                                     -----------
                                                         966,925
                                                     -----------
                    ELECTRIC: 0.3%
      1,330    @    AES Corp.                             13,207
        220         Ameren Corp.                           9,451
        540         American Electric Power Co.,
                      Inc.                                17,280
        380         Centerpoint Energy, Inc.               4,370
        200         Cinergy Corp.                          7,600
        100         Consolidated Edison, Inc.              3,976
        200         Constellation Energy Group,
                      Inc.                                 7,580
      1,280         Duke Energy Corp.                     25,972
        670         Edison Intl.                          17,132
        310         Entergy Corp.                         17,363
        780         Exelon Corp.                          25,966
        380         FirstEnergy Corp.                     14,216
        260         FPL Group, Inc.                       16,627
        280         NiSource, Inc.                         5,774
        510    @    PG&E Corp.                            14,249
        100         Pinnacle West Capital Corp.            4,039
        200         PPL Corp.                              9,180
        140         Progress Energy, Inc.                  6,167
        270         Public Service Enterprise
                      Group, Inc.                         10,808
        880         Southern Co.                          25,652
        620         TXU Corp.                             25,116
        630         Xcel Energy, Inc.                     10,527
                                                     -----------
                                                         292,252
                                                     -----------


  Shares                                                Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        500         Emerson Electric Co.             $    31,775
                                                     -----------
                                                          31,775
                                                     -----------
                    ELECTRONICS: 0.1%
        540    @    Agilent Technologies, Inc.            15,811
        370         Applera Corp. -- Applied
                      Biosystems Group                     8,048
        300    @    Jabil Circuit, Inc.                    7,554
        140         Parker Hannifin Corp.                  8,324
        220         Perkinelmer, Inc.                      4,409
      1,020    @    Sanmina-SCI Corp.                      9,282
        920    @    Solectron Corp.                        5,952
        280         Symbol Technologies, Inc.              4,127
        120         Tektronix, Inc.                        4,082
        190    @    Thermo Electron Corp.                  5,841
        160    @    Waters Corp.                           7,645
                                                     -----------
                                                          81,075
                                                     -----------
                    ENTERTAINMENT: 0.0%
        480         International Game Technology         18,528
                                                     -----------
                                                          18,528
                                                     -----------
                    ENVIRONMENTAL CONTROL: 0.0%
        290    @    Allied Waste Industries, Inc.          3,822
        720         Waste Management, Inc.                22,068
                                                     -----------
                                                          25,890
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
        790         Freddie Mac                           50,007
                                                     -----------
                                                          50,007
                                                     -----------
                    FOOD: 0.2%
        210         Albertson's, Inc.                      5,573
        740         Archer-Daniels-Midland Co.            12,417
        600         Conagra Foods, Inc.                   16,248
        180         General Mills, Inc.                    8,555
        320         Hershey Foods Corp.                   14,806
        400         HJ Heinz Co.                          15,680
        440         Kellogg Co.                           18,414
        180         McCormick & Co., Inc.                  6,120
        200    @    Safeway, Inc.                          5,068
        910         Sara Lee Corp.                        20,922
        190         Supervalu, Inc.                        5,816
        300         Sysco Corp.                           10,761
        240         WM Wrigley Jr Co.                     15,132
                                                     -----------
                                                         155,512
                                                     -----------
                    FOREST PRODUCTS & PAPER: 0.1%
         70         Boise Cascade Corp.                    2,635
        440         Georgia-Pacific Corp.                 16,271
        610         International Paper Co.               27,266
        180         Louisiana-Pacific Corp.                4,257
        240         MeadWestvaco Corp.                     7,054
        200         Plum Creek Timber Co., Inc.            6,516
         60         Temple-Inland, Inc.                    4,155
        380         Weyerhaeuser Co.                      23,986
                                                     -----------
                                                          92,140
                                                     -----------
                    GAS: 0.0%
        190         KeySpan Corp.                          6,973
        330         Sempra Energy                         11,362
                                                     -----------
                                                          18,335
                                                     -----------
                    HAND/MACHINE TOOLS: 0.0%
        140         Black & Decker Corp.                   8,698
         80         Snap-On, Inc.                          2,684
        110         Stanley Works                          5,014
                                                     -----------
                                                          16,396
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES N                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.5%
         80         Bausch & Lomb, Inc.              $     5,206
        760         Baxter Intl., Inc.                    26,228
        390         Becton Dickinson & Co.                20,202
        340         Biomet, Inc.                          15,110
        960    @    Boston Scientific Corp.               41,088
        120         CR Bard, Inc.                          6,798
        360         Guidant Corp.                         20,117
      3,460         Johnson & Johnson                    192,721
      1,390         Medtronic, Inc.                       67,720
        190    @    St. Jude Medical, Inc.                14,374
        440         Stryker Corp.                         24,200
        480    @    Zimmer Holdings, Inc.                 42,336
                                                     -----------
                                                         476,100
                                                     -----------
                    HEALTHCARE -- SERVICES: 0.2%
        250         Aetna, Inc.                           21,250
        220    @    Anthem, Inc.                          19,703
        230         HCA, Inc.                              9,566
        280    @    Humana, Inc.                           4,732
        120         Manor Care, Inc.                       3,922
        120         Quest Diagnostics                     10,194
        980         UnitedHealth Group, Inc.              61,005
        310    @    WellPoint Health Networks             34,723
                                                     -----------
                                                         165,095
                                                     -----------
                    HOME BUILDERS: 0.0%
        140         Centex Corp.                           6,405
                                                     -----------
                                                           6,405
                                                     -----------
                    HOME FURNISHINGS: 0.0%
        250         Leggett & Platt, Inc.                  6,678
         70         Whirlpool Corp.                        4,802
                                                     -----------
                                                          11,480
                                                     -----------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
         60         Avery Dennison Corp.                   3,841
        240         Clorox Co.                            12,907
        200         Fortune Brands, Inc.                  15,086
                                                     -----------
                                                          31,834
                                                     -----------
                    INSURANCE: 0.8%
        500    @@   ACE Ltd.                              21,140
        600         Aflac, Inc.                           24,486
      1,110         Allstate Corp.                        51,671
        130         Ambac Financial Group, Inc.            9,547
      3,090         American Intl. Group, Inc.           220,255
        340         AON Corp.                              9,680
        280         Chubb Corp.                           19,090
        290         Cigna Corp.                           19,955
        199         Cincinnati Financial Corp.             8,660
        320         Hartford Financial Services
                      Group, Inc.                         21,997
         70         Jefferson-Pilot Corp.                  3,556
        300         Lincoln National Corp.                14,175
        220         Loews Corp.                           13,191
        610         Marsh & McLennan Cos., Inc.           27,682
        230         MBIA, Inc.                            13,138
        870         Metlife, Inc.                         31,190
        120         MGIC Investment Corp.                  9,103
        370         Principal Financial Group             12,869
        430         Progressive Corp.                     36,679
        620         Prudential Financial, Inc.            28,811
        210         Safeco Corp.                           9,240
      1,320         St. Paul Cos.                         53,513
        150         Torchmark Corp.                        8,070
        170    @@   XL Capital Ltd.                       12,828
                                                     -----------
                                                         680,526
                                                     -----------
                    INTERNET: 0.1%
        740    @    eBay, Inc.                            68,043
        160    @    Monster Worldwide, Inc.                4,115


  Shares                                                Value
----------------------------------------------------------------
        600    @    Symantec Corp.                   $    26,268
        620    @    Yahoo!, Inc.                          22,525
                                                     -----------
                                                         120,951
                                                     -----------
                    IRON/STEEL: 0.0%
        100         Nucor Corp.                            7,676
        160         United States Steel Corp.              5,619
                                                     -----------
                                                          13,295
                                                     -----------
                    LEISURE TIME: 0.1%
        210         Brunswick Corp.                        8,568
        720         Carnival Corp.                        33,840
        350         Harley-Davidson, Inc.                 21,679
        180         Sabre Holdings Corp.                   4,988
                                                     -----------
                                                          69,075
                                                     -----------
                    LODGING: 0.0%
        160         Harrah's Entertainment, Inc.           8,656
        420         Hilton Hotels Corp.                    7,837
        280         Marriott Intl., Inc.                  13,967
        220         Starwood Hotels & Resorts
                      Worldwide, Inc.                      9,867
                                                     -----------
                                                          40,327
                                                     -----------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        550         Caterpillar, Inc.                     43,692
                                                     -----------
                                                          43,692
                                                     -----------
                    MACHINERY -- DIVERSIFIED: 0.0%
        480         Deere & Co.                           33,667
        200         Rockwell Automation, Inc.              7,502
                                                     -----------
                                                          41,169
                                                     -----------
                    MEDIA: 0.4%
        720         Clear Channel Communications,
                      Inc.                                26,604
         80         Dow Jones & Co., Inc.                  3,608
        310         Gannett Co., Inc.                     26,304
         90         Knight-Ridder, Inc.                    6,480
        380         McGraw-Hill Cos., Inc.                29,097
         80         Meredith Corp.                         4,397
        170         New York Times Co.                     7,601
      5,210    @    Time Warner, Inc.                     91,591
        360         Tribune Co.                           16,394
      2,010         Viacom, Inc.                          71,797
      2,450         Walt Disney Co.                       62,451
                                                     -----------
                                                         346,324
                                                     -----------
                    MINING: 0.1%
      1,070         Alcoa, Inc.                           35,342
        220         Newmont Mining Corp.                   8,527
        170         Phelps Dodge Corp.                    13,177
                                                     -----------
                                                          57,046
                                                     -----------
                    MISCELLANEOUS MANUFACTURING: 0.9%
      1,580         3M Co.                               142,216
        100         Cooper Industries Ltd.                 5,941
         90         Crane Co.                              2,825
        360         Danaher Corp.                         18,666
        260         Dover Corp.                           10,946
        140         Eastman Kodak Co.                      3,777
        180         Eaton Corp.                           11,653
     12,160         General Electric Co.                 393,983
        990         Honeywell Intl., Inc.                 36,264
        380         Illinois Tool Works, Inc.             36,438
         80    @@   Ingersoll-Rand Co.                     5,465
        100         ITT Industries, Inc.                   8,300
        140         Pall Corp.                             3,667
        170         Textron, Inc.                         10,090
      3,150    @@   Tyco Intl. Ltd.                      104,391
                                                     -----------
                                                         794,622
                                                     -----------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES N                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        290         Pitney Bowes, Inc.               $    12,833
        850    @    Xerox Corp.                           12,325
                                                     -----------
                                                          25,158
                                                     -----------
                    OIL AND GAS: 1.1%
         90         Amerada Hess Corp.                     7,127
        280         Anadarko Petroleum Corp.              16,408
        370         Apache Corp.                          16,114
        760         Burlington Resources, Inc.            27,497
      1,980         ChevronTexaco Corp.                  186,337
        741         ConocoPhillips                        56,531
        450         Devon Energy Corp.                    29,700
        140         EOG Resources, Inc.                    8,359
      9,670         Exxon Mobil Corp.                    429,444
        110         Kerr-McGee Corp.                       5,915
        480         Marathon Oil Corp.                    18,163
         70   @,@@  Nabors Industries Ltd.                 3,165
        160    @    Noble Corp.                            6,062
        760         Occidental Petroleum Corp.            36,792
        140         Sunoco, Inc.                           8,907
        150    @    Transocean, Inc.                       4,341
        270         Unocal Corp.                          10,260
        260         Valero Energy Corp.                   19,178
                                                     -----------
                                                         890,300
                                                     -----------
                    OIL AND GAS SERVICES: 0.0%
        140         Baker Hughes, Inc.                     5,271
        180    @    BJ Services Co.                        8,251
        280         Schlumberger Ltd                      17,783
                                                     -----------
                                                          31,305
                                                     -----------
                    PACKAGING AND CONTAINERS: 0.0%
        100         Ball Corp.                             7,205
        180         Bemis Co.                              5,085
        290    @    Pactiv Corp.                           7,233
        170    @    Sealed Air Corp.                       9,056
                                                     -----------
                                                          28,579
                                                     -----------
                    PHARMACEUTICALS: 0.9%
        740         Abbott Laboratories                   30,162
        140         Allergan, Inc.                        12,533
        120         Amerisourcebergen Corp.                7,174
      2,320         Bristol-Myers Squibb Co.              56,840
        500         Cardinal Health, Inc.                 35,025
        700    @    Caremark Rx, Inc.                     23,058
      1,320         Eli Lilly & Co.                       92,281
        100    @    Express Scripts, Inc.                  7,923
        410    @    Forest Laboratories, Inc.             23,218
        180    @    Hospira Inc                            4,968
        350    @    King Pharmaceuticals, Inc.             4,008
        410    @    Medco Health Solutions, Inc.          15,375
      2,640         Merck & Co., Inc.                    125,400
        340         Mylan Laboratories                     6,885
      8,830         Pfizer, Inc.                         302,692
        160    @    Watson Pharmaceuticals, Inc.           4,304
      1,530         Wyeth                                 55,325
                                                     -----------
                                                         807,171
                                                     -----------
                    PIPELINES: 0.0%
        150         Kinder Morgan, Inc.                    8,894
        610         Williams Cos., Inc.                    7,259
                                                     -----------
                                                          16,153
                                                     -----------
                    REITS: 0.0%
         90         Simon Property Group, Inc.             4,628
                                                     -----------
                                                           4,628
                                                     -----------
                    RETAIL: 1.1%
        120    @    Autonation, Inc.                       2,052
        100    @    Autozone, Inc.                         8,010
        350    @    Bed Bath & Beyond, Inc.               13,458
        640         Best Buy Co., Inc.                    32,474


  Shares                                                Value
----------------------------------------------------------------
        280         Circuit City Stores, Inc.        $     3,626
        560         Costco Wholesale Corp.                22,999
        470         CVS Corp.                             19,749
        200         Darden Restaurants, Inc.               4,110
        400         Dollar General Corp                    7,824
         80         Family Dollar Stores                   2,434
        280         Federated Department Stores           13,748
      1,820         Gap, Inc.                             44,135
      2,690         Home Depot, Inc.                      94,687
        460         JC Penney Co., Inc. Holding Co.       17,370
      1,020         Limited Brands                        19,074
        920         Lowe's Cos., Inc.                     48,346
        480         May Department Stores Co.             13,195
      1,970         McDonald's Corp.                      51,219
        260         Nordstrom, Inc.                       11,079
        520    @    Office Depot, Inc.                     9,313
        300         RadioShack Corp.                       8,589
        260         Sears Roebuck and Co.                  9,818
        920         Staples, Inc.                         26,965
        610    @    Starbucks Corp.                       26,523
      1,050         Target Corp.                          44,594
        560         TJX Cos., Inc.                        13,518
        320    @    Toys R US, Inc.                        5,098
      5,090         Wal-Mart Stores, Inc.                268,547
      1,200         Walgreen Co.                          43,452
        200         Wendy's Intl., Inc.                    6,968
        340         Yum! Brands, Inc.                     12,655
                                                     -----------
                                                         905,629
                                                     -----------
                    SAVINGS AND LOANS: 0.1%
        170         Golden West Financial Corp.           18,080
      1,070         Washington Mutual, Inc.               41,344
                                                     -----------
                                                          59,424
                                                     -----------
                    SEMICONDUCTORS: 0.5%
        420    @    Advanced Micro Devices, Inc.           6,678
        430    @    Altera Corp                            9,555
        430         Analog Devices, Inc.                  20,244
      1,990    @    Applied Materials, Inc.               39,044
        300    @    Applied Micro Circuits Corp.           1,596
        340    @    Broadcom Corp.                        15,902
      7,720         Intel Corp.                          213,071
        220    @    Kla-Tencor Corp.                      10,864
        360         Linear Technology Corp.               14,209
        410    @    LSI Logic Corp.                        3,124
        380         Maxim Integrated Products             19,920
        760    @    Micron Technology, Inc.               11,636
        440    @    National Semiconductor Corp.           9,676
         60    @    Novellus Systems, Inc.                 1,886
        240    @    Teradyne, Inc.                         5,448
      2,060         Texas Instruments, Inc.               49,811
        400         Xilinx Inc                            13,324
                                                     -----------
                                                         445,988
                                                     -----------
                    SOFTWARE: 0.9%
        280         Adobe Systems, Inc.                   13,020
        190         Autodesk, Inc.                         8,134
        720         Automatic Data Processing             30,154
        420    @    BMC Software, Inc.                     7,770
        290    @    Citrix Systems, Inc.                   5,904
        680         Computer Associates Intl., Inc.       19,081
        600    @    Compuware Corp.                        3,960
        340    @    Electronic Arts, Inc.                 18,547
      1,063         First Data Corp.                      47,325
        240    @    Fiserv, Inc.                           9,334
        450         IMS Health, Inc.                      10,548
        220    @    Intuit, Inc.                           8,488
         50    @    Mercury Interactive Corp.              2,492
     16,930         Microsoft Corp.                      483,520
        460    @    Novell, Inc.                           3,859
      6,280    @    Oracle Corp.                          74,920
        340    @    Peoplesoft, Inc.                       6,290

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES N                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                                Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        900    @    Siebel Systems, Inc.             $     9,612
        480    @    Veritas Software Corp.                13,296
                                                     -----------
                                                         776,254
                                                     -----------
                    TELECOMMUNICATIONS: 0.9%
        370         Alltel Corp.                          18,729
        910         AT&T Corp.                            13,313
      1,260    @    AT&T Wireless Services, Inc.          18,043
        470    @    Avaya, Inc.                            7,421
      2,840         Bellsouth Corp.                       74,465
        170         CenturyTel, Inc.                       5,107
      7,960    @    Cisco Systems, Inc.                  188,652
        300    @    Citizens Communications Co.            3,630
        320    @    Comverse Technology, Inc.              6,381
      1,640    @    Corning, Inc.                         21,418
      4,740    @    Lucent Technologies, Inc.             17,917
      4,680         Motorola, Inc.                        85,410
      1,290    @    Nextel Communications, Inc.           34,391
      1,250         Qualcomm, Inc.                        91,225
      3,890         SBC Communications, Inc.              94,333
        290         Scientific-Atlanta, Inc.              10,005
      1,690         Sprint Corp.-FON Group                29,744
        460    @    Tellabs, Inc.                          4,020
      3,310         Verizon Communications, Inc.         119,789
                                                     -----------
                                                         843,993
                                                     -----------
                    TEXTILES: 0.0%
        180         Cintas Corp.                           8,581
                                                     -----------
                                                           8,581
                                                     -----------
                    TOYS/GAMES/HOBBIES: 0.0%
        300         Hasbro, Inc.                           5,700
                                                     -----------
                                                           5,700
                                                     -----------
                    TRANSPORTATION: 0.2%
        410         Burlington Northern Santa Fe
                      Corp.                               14,379
        350         FedEx Corp                            28,592
        480         Norfolk Southern Corp.                12,730
         60         Ryder System, Inc.                     2,404
      1,340         United Parcel Service, Inc.          100,727
                                                     -----------
                                                         158,832
                                                     -----------
                    Total Common Stock
                      (Cost $11,435,472)              12,922,657
                                                     -----------
 Principal
  Amount                                                Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.2%
                    FEDERAL HOME LOAN BANK: 31.2%
$30,000,000         3.240%, due 09/15/06             $27,969,209
                                                     -----------
                                                      27,969,209
                                                     -----------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 15.7%
  3,750,000         3.350%, due 01/15/07               3,451,369
  6,250,000         3.010%, due 07/15/06               5,883,112
  5,000,000         3.010%, due 07/15/06               4,706,490
                                                     -----------
                                                      14,040,971
                                                     -----------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 31.3%
 30,000,000         3.310%, due 09/15/06              27,930,240
                                                     -----------
                                                      27,930,240
                                                     -----------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $68,398,577)              69,940,420
                                                     -----------

 Principal
  Amount                                                Value
----------------------------------------------------------------
CORPORATE BONDS: 4.7%
                    DIVERSIFIED FINANCIAL SERVICES: 4.7%
$ 4,000,000         General Electric Capital Corp.,
                      5.000%, due 06/15/07           $ 4,156,368
                                                     -----------
                    Total Corporate Bonds
                      (Cost $4,132,398)                4,156,368
                                                     -----------
U.S. TREASURY OBLIGATIONS: 1.9%
                    U.S. TREASURY STRIP PRINCIPAL: 1.9%
  1,440,000         2.650%, due 05/15/06               1,371,171
    349,000         3.130%, due 02/15/07                 322,120
                                                     -----------
                    Total U.S. Treasury Obligations
                      (Cost $1,688,144)                1,693,291
                                                     -----------
REPURCHASE AGREEMENT: 0.8%
                    REPURCHASE AGREEMENT: 0.8%
    693,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04, $693,029
                      to be received upon
                      repurchase (Collateralized by
                      $752,000 Federal National
                      Mortgage Association, 5.650%,
                      Market Value plus accrued
                      interest $707,408 due
                      03/16/29)                          693,000
                                                     -----------
                    Total Repurchase Agreement
                      (Cost $693,000)                    693,000
                                                     -----------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $86,347,591)*            100.1%   $89,405,736
            OTHER ASSETS AND
              LIABILITIES-NET                 (0.1)       (75,726)
                                             -----    -----------
            NET ASSETS                       100.0%   $89,330,010
                                             =====    ===========

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $87,055,916. Net
       unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $2,497,663
      Gross Unrealized Depreciation                    (147,843)
                                                     ----------
      Net Unrealized Appreciation                    $2,349,820
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES P                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 9.4%
                    ADVERTISING: 0.0%
        790    @    Interpublic Group of Cos.,
                      Inc.                          $     10,847
        230         Omnicom Group                         17,454
                                                    ------------
                                                          28,301
                                                    ------------
                    AEROSPACE/DEFENSE: 0.2%
      1,390         Boeing Co.                            71,016
        400         General Dynamics Corp.                39,720
        200         Goodrich Corp.                         6,466
        550         Lockheed Martin Corp.                 28,644
        480         Northrop Grumman Corp.                25,776
        530         Raytheon Co.                          18,958
        210         Rockwell Collins, Inc.                 6,997
        630         United Technologies Corp.             57,632
                                                    ------------
                                                         255,209
                                                    ------------
                    AGRICULTURE: 0.1%
      2,510         Altria Group, Inc.                   125,626
        350         Monsanto Co.                          13,475
        160         RJ Reynolds Tobacco Holdings,
                      Inc.                                10,814
        320         UST, Inc.                             11,520
                                                    ------------
                                                         161,435
                                                    ------------
                    APPAREL: 0.1%
        260         Jones Apparel Group, Inc.             10,265
        210         Liz Claiborne, Inc.                    7,556
        540         Nike, Inc.                            40,905
        100         Reebok Intl. Ltd.                      3,598
        200         VF Corp.                               9,740
                                                    ------------
                                                          72,064
                                                    ------------
                    AUTO MANUFACTURERS: 0.1%
      3,740         Ford Motor Co.                        58,532
        680         General Motors Corp                   31,681
        367         Paccar, Inc.                          21,282
                                                    ------------
                                                         111,495
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        300         Dana Corp.                             5,880
        140         Johnson Controls, Inc.                 7,473
                                                    ------------
                                                          13,353
                                                    ------------
                    BANKS: 0.8%
        420         Amsouth Bancorp                       10,697
      3,377         Bank of America Corp.                285,761
        920         Bank of New York Co., Inc.            27,122
      1,370         Bank One Corp.                        69,870
        260         BB&T Corp.                             9,612
        203         Charter One Financial, Inc.            8,971
        200         Comerica, Inc.                        10,976
        690         Fifth Third Bancorp                   37,108
        190         First Horizon National Corp            8,639
        410         Huntington Bancshares, Inc.            9,389
        690         Keycorp                               20,624
         60         M & T Bank Corp.                       5,238
        280         Marshall & Ilsley Corp.               10,945
        520         Mellon Financial Corp.                15,252
        740         National City Corp.                   25,907
        280         North Fork Bancorporation,
                      Inc.                                10,654
        280         Northern Trust Corp.                  11,838
        350         PNC Financial Services Group,
                      Inc.                                18,578
        280         Regions Financial Corp.               10,234
        380         SouthTrust Corp.                      14,748
        410         State Street Corp.                    20,106
        340         SunTrust Banks, Inc.                  22,097
        350         Synovus Financial Corp.                8,862
        220         Union Planters Corp.                   6,558


  Shares                                               Value
----------------------------------------------------------------
      2,330         US Bancorp                      $     64,215
      2,740         Wachovia Corp.                       121,930
      2,050         Wells Fargo & Co.                    117,322
        110         Zions Bancorporation                   6,760
                                                    ------------
                                                         990,013
                                                    ------------
                    BEVERAGES: 0.3%
        400         Anheuser-Busch Cos., Inc.             21,600
        160         Brown-Forman Corp.                     7,723
      4,000         Coca-Cola Co.                        201,920
        550         Coca-Cola Enterprises, Inc.           15,945
        300         Pepsi Bottling Group, Inc.             9,162
      2,080         PepsiCo, Inc.                        112,070
                                                    ------------
                                                         368,420
                                                    ------------
                    BIOTECHNOLOGY: 0.1%
      1,564    @    Amgen, Inc.                           85,347
        150    @    Biogen IDEC, Inc.                      9,488
        330    @    Chiron Corp.                          14,731
        100    @    Genzyme Corp.                          4,733
         80    @    Millipore Corp.                        4,510
                                                    ------------
                                                         118,809
                                                    ------------
                    BUILDING MATERIALS: 0.0%
        280    @    American Standard Cos., Inc.          11,287
        910         Masco Corp.                           28,374
        120         Vulcan Materials Co                    5,706
                                                    ------------
                                                          45,367
                                                    ------------
                    CHEMICALS: 0.1%
        300         Air Products & Chemicals, Inc.        15,735
        140         Ashland, Inc.                          7,393
      1,200         Dow Chemical Co.                      48,840
        150         Eastman Chemical Co.                   6,935
        330         Ecolab, Inc.                          10,461
        190         Engelhard Corp                         6,139
        110         International Flavors &
                      Fragrances, Inc.                     4,114
        390         PPG Industries, Inc.                  24,371
        420         Praxair, Inc.                         16,762
        290         Rohm & Haas Co.                       12,058
        200         Sherwin-Williams Co.                   8,310
        100         Sigma-Aldrich Corp.                    5,961
                                                    ------------
                                                         167,079
                                                    ------------
                    COMMERCIAL SERVICES: 0.1%
        230    @    Apollo Group, Inc.                    20,307
      2,080         Cendant Corp.                         50,918
         30         Deluxe Corp.                           1,305
        210         Equifax, Inc.                          5,198
        210         H&R Block, Inc.                       10,013
        170         Moody's Corp.                         10,992
        600         Paychex, Inc.                         20,328
        230         Robert Half Intl., Inc.                6,847
        250         RR Donnelley & Sons Co.                8,255
                                                    ------------
                                                         134,163
                                                    ------------
                    COMPUTERS: 0.3%
        470    @    Apple Computer Inc                    15,294
        240    @    Computer Sciences Corp.               11,143
      3,120    @    Dell, Inc.                           111,758
      2,990    @    EMC Corp.                             34,086
        320    @    Gateway Inc                            1,440
      3,729         Hewlett-Packard Co.                   78,682
      2,070         International Business
                      Machines Corp.                     182,471
        160    @    Lexmark International Inc             15,445
        110    @    NCR Corp.                              5,455
        610    @    Network Appliance, Inc.               13,133
      1,580    @    Sun Microsystems, Inc.                 6,857

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES P                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        370    @    Sungard Data Systems, Inc.      $      9,620
        460    @    Unisys Corp.                           6,385
                                                    ------------
                                                         491,769
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.3%
        135         Alberto-Culver Co.                     6,769
        580         Avon Products, Inc.                   26,761
        650         Colgate-Palmolive Co.                 37,993
      2,080         Gillette Co.                          88,192
        610         Kimberly-Clark Corp.                  40,187
      4,200         Procter & Gamble Co.                 228,647
                                                    ------------
                                                         428,549
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        200         Genuine Parts Co.                      7,936
        150         WW Grainger, Inc.                      8,625
                                                    ------------
                                                          16,561
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.8%
      1,560         American Express Co.                  80,153
        120         Bear Stearns Cos Inc/The              10,117
        380         Capital One Financial Corp.           25,984
      1,680         Charles Schwab Corp.                  16,145
      6,300         Citigroup, Inc.                      292,949
        559         Countrywide Financial Corp.           39,270
        750    @    E*Trade Financial Corp.                8,363
      1,190         Fannie Mae                            84,918
         50         Federated Investors, Inc.              1,517
        310         Franklin Resources, Inc.              15,525
        800         Goldman Sachs Group, Inc.             75,328
        120         Janus Capital Group, Inc.              1,979
      2,540         JP Morgan Chase & Co.                 98,475
        340         Lehman Brothers Holdings Inc          25,585
      1,585         MBNA Corp.                            40,877
      1,610         Merrill Lynch & Co., Inc.             86,908
      1,360         Morgan Stanley                        71,767
        430    @    Providian Financial Corp.              6,308
        550         SLM Corp.                             22,248
        160         T Rowe Price Group, Inc.               8,064
                                                    ------------
                                                       1,012,480
                                                    ------------
                    ELECTRIC: 0.2%
      1,370    @    AES Corp.                             13,604
        150         Ameren Corp.                           6,444
        520         American Electric Power Co.,
                      Inc.                                16,640
        520         Centerpoint Energy, Inc.               5,980
        200         Cinergy Corp.                          7,600
        200         Consolidated Edison, Inc.              7,952
        200         Constellation Energy Group,
                      Inc.                                 7,580
        100         DTE Energy Co.                         4,054
      1,110         Duke Energy Corp.                     22,522
        660         Edison Intl.                          16,876
        290         Entergy Corp.                         16,243
        800         Exelon Corp.                          26,632
        400         FirstEnergy Corp.                     14,964
        230         FPL Group, Inc.                       14,709
        320         NiSource, Inc.                         6,598
        510    @    PG&E Corp.                            14,249
         40         Pinnacle West Capital Corp.            1,616
        320         PPL Corp.                             14,688
        210         Progress Energy, Inc.                  9,251
        290         Public Service Enterprise
                      Group, Inc.                         11,609
        890         Southern Co.                          25,944
        660         TXU Corp.                             26,736
        730         Xcel Energy, Inc.                     12,198
                                                    ------------
                                                         304,689
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
        520         Emerson Electric Co.            $     33,046
                                                    ------------
                                                          33,046
                                                    ------------
                    ELECTRONICS: 0.1%
        580    @    Agilent Technologies, Inc.            16,981
        430         Applera Corp. -- Applied
                      Biosystems Group                     9,353
        240    @    Jabil Circuit, Inc.                    6,043
        220         Parker Hannifin Corp.                 13,081
        140         Perkinelmer, Inc.                      2,806
      1,030    @    Sanmina-SCI Corp.                      9,373
      1,540    @    Solectron Corp.                        9,964
        340         Symbol Technologies, Inc.              5,012
        130         Tektronix, Inc.                        4,423
        300    @    Thermo Electron Corp                   9,222
        130    @    Waters Corp.                           6,211
                                                    ------------
                                                          92,469
                                                    ------------
                    ENTERTAINMENT: 0.0%
        420         International Game Technology         16,212
                                                    ------------
                                                          16,212
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.0%
        360    @    Allied Waste Industries, Inc.          4,745
        720         Waste Management, Inc.                22,068
                                                    ------------
                                                          26,813
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.0%
        840         Freddie Mac                           53,172
                                                    ------------
                                                          53,172
                                                    ------------
                    FOOD: 0.1%
        180         Albertson's, Inc.                      4,777
        830         Archer-Daniels-Midland Co.            13,927
        670         Conagra Foods, Inc.                   18,144
        180         General Mills, Inc.                    8,555
        300         Hershey Foods Corp.                   13,881
        440         HJ Heinz Co.                          17,248
        500         Kellogg Co.                           20,925
        160         McCormick & Co., Inc.                  5,440
        320    @    Safeway, Inc.                          8,109
        990         Sara Lee Corp.                        22,760
        290         Supervalu, Inc.                        8,877
        310         Sysco Corp.                           11,120
        270         WM Wrigley Jr Co.                     17,024
                                                    ------------
                                                         170,787
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.1%
         90         Boise Cascade Corp.                    3,388
        440         Georgia-Pacific Corp.                 16,271
        620         International Paper Co.               27,713
        200         Louisiana-Pacific Corp.                4,730
        240         MeadWestvaco Corp.                     7,054
        350         Plum Creek Timber Co., Inc.           11,403
         60         Temple-Inland, Inc.                    4,155
        400         Weyerhaeuser Co.                      25,248
                                                    ------------
                                                          99,962
                                                    ------------
                    GAS: 0.0%
        310         KeySpan Corp.                         11,377
        410         Sempra Energy                         14,116
                                                    ------------
                                                          25,493
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        150         Black & Decker Corp.                   9,320
        100         Snap-On, Inc.                          3,355
        130         Stanley Works                          5,925
                                                    ------------
                                                          18,600
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES P                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.3%
         70         Bausch & Lomb, Inc.             $      4,555
        760         Baxter Intl., Inc.                    26,228
        420         Becton Dickinson & Co.                21,756
        330         Biomet, Inc.                          14,665
      1,010    @    Boston Scientific Corp.               43,228
        120         CR Bard, Inc.                          6,798
        380         Guidant Corp.                         21,234
      3,620         Johnson & Johnson                    201,633
      1,480         Medtronic, Inc.                       72,106
        210    @    St. Jude Medical, Inc.                15,887
        480         Stryker Corp.                         26,400
        510    @    Zimmer Holdings, Inc.                 44,982
                                                    ------------
                                                         499,472
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.1%
        260         Aetna, Inc.                           22,100
        230    @    Anthem, Inc.                          20,599
        240         HCA, Inc.                              9,982
        280    @    Humana, Inc.                           4,732
        200         Manor Care, Inc.                       6,536
        120         Quest Diagnostics                     10,194
      1,040         UnitedHealth Group, Inc.              64,740
        320    @    WellPoint Health Networks             35,843
                                                    ------------
                                                         174,726
                                                    ------------
                    HOME BUILDERS: 0.0%
        140         Centex Corp.                           6,405
                                                    ------------
                                                           6,405
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        270         Leggett & Platt, Inc.                  7,212
         80         Whirlpool Corp.                        5,488
                                                    ------------
                                                          12,700
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.0%
        100         Avery Dennison Corp.                   6,401
        270         Clorox Co.                            14,521
        170         Fortune Brands, Inc.                  12,823
                                                    ------------
                                                          33,745
                                                    ------------
                    INSURANCE: 0.5%
        570    @@   ACE Ltd.                              24,100
        610         Aflac, Inc.                           24,894
      1,150         Allstate Corp.                        53,533
        130         Ambac Financial Group, Inc.            9,547
      3,180         American Intl. Group, Inc.           226,669
        390         AON Corp.                             11,103
        300         Chubb Corp.                           20,454
        290         Cigna Corp.                           19,955
        220         Cincinnati Financial Corp.             9,574
        360         Hartford Financial Services
                      Group, Inc.                         24,746
         70         Jefferson-Pilot Corp.                  3,556
        290         Lincoln National Corp.                13,703
        230         Loews Corp.                           13,791
        660         Marsh & McLennan Cos., Inc.           29,951
        180         MBIA, Inc.                            10,282
        920         Metlife, Inc.                         32,982
        150         MGIC Investment Corp.                 11,379
        390         Principal Financial Group             13,564
        470         Progressive Corp.                     40,091
        670         Prudential Financial, Inc.            31,135
        160         Safeco Corp.                           7,040
      1,380         St. Paul Cos.                         55,945
        160         Torchmark Corp.                        8,608
        160    @@   XL Capital Ltd.                       12,074
                                                    ------------
                                                         708,676
                                                    ------------
                    INTERNET: 0.1%
        800    @    eBay, Inc.                            73,560
         60    @    Monster Worldwide, Inc.                1,543


  Shares                                               Value
----------------------------------------------------------------
        640    @    Symantec Corp.                  $     28,019
        660    @    Yahoo!, Inc.                          23,978
                                                    ------------
                                                         127,100
                                                    ------------
                    IRON/STEEL: 0.0%
        160         Nucor Corp.                           12,281
        230         United States Steel Corp.              8,078
                                                    ------------
                                                          20,359
                                                    ------------
                    LEISURE TIME: 0.0%
        210         Brunswick Corp.                        8,568
        770         Carnival Corp.                        36,190
        360         Harley-Davidson, Inc.                 22,298
        160         Sabre Holdings Corp.                   4,434
                                                    ------------
                                                          71,490
                                                    ------------
                    LODGING: 0.0%
        210         Harrah's Entertainment, Inc.          11,361
        440         Hilton Hotels Corp.                    8,210
        290         Marriott Intl., Inc.                  14,466
        260         Starwood Hotels & Resorts
                      Worldwide, Inc.                     11,661
                                                    ------------
                                                          45,698
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.0%
        570         Caterpillar, Inc.                     45,281
                                                    ------------
                                                          45,281
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.0%
         40         Cummins, Inc.                          2,500
        520         Deere & Co.                           36,473
        330         Rockwell Automation, Inc.             12,378
                                                    ------------
                                                          51,351
                                                    ------------
                    MEDIA: 0.3%
        750         Clear Channel Communications,
                      Inc.                                27,713
        100         Dow Jones & Co., Inc.                  4,510
        320         Gannett Co., Inc.                     27,152
        100         Knight-Ridder, Inc.                    7,200
        420         McGraw-Hill Cos., Inc.                32,159
        130         Meredith Corp.                         7,145
        270         New York Times Co.                    12,072
      5,530    @    Time Warner, Inc.                     97,216
        390         Tribune Co.                           17,761
      2,130         Viacom, Inc.                          76,084
      2,480         Walt Disney Co.                       63,215
                                                    ------------
                                                         372,227
                                                    ------------
                    MINING: 0.0%
      1,130         Alcoa, Inc.                           37,324
        230         Newmont Mining Corp.                   8,915
        210         Phelps Dodge Corp.                    16,277
                                                    ------------
                                                          62,516
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 0.6%
      1,630         3M Co.                               146,717
        130         Cooper Industries Ltd.                 7,723
         90         Crane Co.                              2,825
        380         Danaher Corp.                         19,703
        240         Dover Corp.                           10,104
        190         Eastman Kodak Co.                      5,126
        180         Eaton Corp.                           11,653
     12,370         General Electric Co.                 400,789
      1,040         Honeywell Intl., Inc.                 38,095
        380         Illinois Tool Works, Inc.             36,438
        130    @@   Ingersoll-Rand Co.                     8,880
        110         ITT Industries, Inc.                   9,130
        160         Pall Corp.                             4,190

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES P                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        240         Textron, Inc.                   $     14,244
      3,310    @@   Tyco Intl. Ltd.                      109,694
                                                    ------------
                                                         825,311
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        290         Pitney Bowes, Inc.                    12,833
        950    @    Xerox Corp.                           13,775
                                                    ------------
                                                          26,608
                                                    ------------
                    OIL AND GAS: 0.7%
        100         Amerada Hess Corp.                     7,919
        290         Anadarko Petroleum Corp.              16,994
        404         Apache Corp.                          17,594
        660         Burlington Resources, Inc.            23,879
      2,060         ChevronTexaco Corp.                  193,867
        841         ConocoPhillips                        64,160
        490         Devon Energy Corp.                    32,340
        160         EOG Resources, Inc.                    9,554
      9,500         Exxon Mobil Corp.                    421,894
        120         Kerr-McGee Corp.                       6,452
        560         Marathon Oil Corp.                    21,190
         70   @,@@  Nabors Industries Ltd.                 3,165
        250    @    Noble Corp.                            9,473
        790         Occidental Petroleum Corp.            38,244
        110         Sunoco, Inc.                           6,998
        150    @    Transocean, Inc.                       4,341
        330         Unocal Corp.                          12,540
        260         Valero Energy Corp.                   19,178
                                                    ------------
                                                         909,782
                                                    ------------
                    OIL AND GAS SERVICES: 0.0%
        240         Baker Hughes, Inc.                     9,036
        100    @    BJ Services Co.                        4,584
        300         Schlumberger Ltd                      19,053
                                                    ------------
                                                          32,673
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.0%
        110         Ball Corp.                             7,926
        220         Bemis Co.                              6,215
        300    @    Pactiv Corp.                           7,482
        100    @    Sealed Air Corp.                       5,327
                                                    ------------
                                                          26,950
                                                    ------------
                    PHARMACEUTICALS: 0.6%
        770         Abbott Laboratories                   31,385
        160         Allergan, Inc.                        14,323
        120         Amerisourcebergen Corp.                7,174
      2,370         Bristol-Myers Squibb Co.              58,065
        520         Cardinal Health, Inc.                 36,426
        740    @    Caremark Rx, Inc.                     24,376
      1,370         Eli Lilly & Co.                       95,777
        140    @    Express Scripts, Inc.                 11,092
        450    @    Forest Laboratories, Inc.             25,484
        200    @    Hospira Inc                            5,520
        380    @    King Pharmaceuticals, Inc.             4,351
        317    @    Medco Health Solutions, Inc.          11,888
      2,710         Merck & Co., Inc.                    128,724
        340         Mylan Laboratories                     6,885
      9,242         Pfizer, Inc.                         316,815
        130    @    Watson Pharmaceuticals, Inc.           3,497
      1,650         Wyeth                                 59,664
                                                    ------------
                                                         841,446
                                                    ------------
                    PIPELINES: 0.0%
        150         Kinder Morgan, Inc.                    8,894
        680         Williams Cos., Inc.                    8,092
                                                    ------------
                                                          16,986
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    REITS: 0.0%
        100         Simon Property Group, Inc.      $      5,142
                                                    ------------
                                                           5,142
                                                    ------------
                    RETAIL: 0.8%
        200    @    Autonation, Inc.                       3,420
        100    @    Autozone, Inc.                         8,010
        380    @    Bed Bath & Beyond, Inc.               14,611
        660         Best Buy Co., Inc.                    33,488
        100         Circuit City Stores, Inc.              1,295
        580         Costco Wholesale Corp.                23,821
        480         CVS Corp.                             20,170
        350         Darden Restaurants, Inc.               7,193
        420         Dollar General Corp                    8,215
        140         Family Dollar Stores                   4,259
        370         Federated Department Stores           18,167
      1,880         Gap, Inc.                             45,590
      2,810         Home Depot, Inc.                      98,912
        470         JC Penney Co., Inc. Holding
                      Co.                                 17,747
        980         Limited Brands                        18,326
        950         Lowe's Cos., Inc.                     49,923
        360         May Department Stores Co.              9,896
      2,060         McDonald's Corp.                      53,560
        280         Nordstrom, Inc.                       11,931
        520    @    Office Depot, Inc.                     9,313
        300         RadioShack Corp.                       8,589
        280         Sears Roebuck and Co.                 10,573
      1,020         Staples, Inc.                         29,896
        670    @    Starbucks Corp.                       29,132
      1,120         Target Corp.                          47,566
        620         TJX Cos., Inc.                        14,967
        440    @    Toys R US, Inc.                        7,009
      5,290         Wal-Mart Stores, Inc.                279,099
      1,250         Walgreen Co.                          45,263
        130         Wendy's Intl., Inc.                    4,529
        350         Yum! Brands, Inc.                     13,027
                                                    ------------
                                                         947,497
                                                    ------------
                    SAVINGS AND LOANS: 0.0%
        180         Golden West Financial Corp.           19,143
      1,080         Washington Mutual, Inc.               41,731
                                                    ------------
                                                          60,874
                                                    ------------
                    SEMICONDUCTORS: 0.3%
        400    @    Advanced Micro Devices, Inc.           6,360
        470    @    Altera Corp                           10,443
        460         Analog Devices, Inc.                  21,657
      2,090    @    Applied Materials, Inc.               41,006
        490    @    Applied Micro Circuits Corp.           2,607
        350    @    Broadcom Corp.                        16,370
      7,940         Intel Corp.                          219,144
        250    @    Kla-Tencor Corp.                      12,345
        400         Linear Technology Corp.               15,788
        510    @    LSI Logic Corp.                        3,886
        400         Maxim Integrated Products             20,968
        720    @    Micron Technology, Inc.               11,023
        420    @    National Semiconductor Corp.           9,236
        130    @    Novellus Systems, Inc.                 4,087
        100    @    Teradyne, Inc.                         2,270
      2,140         Texas Instruments, Inc.               51,745
        430         Xilinx Inc                            14,323
                                                    ------------
                                                         463,258
                                                    ------------
                    SOFTWARE: 0.6%
        290         Adobe Systems, Inc.                   13,485
        210         Autodesk, Inc.                         8,990
        730         Automatic Data Processing             30,572
        490    @    BMC Software, Inc.                     9,065
        260    @    Citrix Systems, Inc.                   5,294
        730         Computer Associates Intl.,
                      Inc.                                20,484
        700    @    Compuware Corp.                        4,620
        360    @    Electronic Arts, Inc.                 19,638
      1,090         First Data Corp.                      48,527

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES P                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        230    @    Fiserv, Inc.                    $      8,945
        500         IMS Health, Inc.                      11,720
        230    @    Intuit, Inc.                           8,873
         50    @    Mercury Interactive Corp.              2,492
     17,730         Microsoft Corp.                      506,368
        780    @    Novell, Inc.                           6,544
      6,350    @    Oracle Corp.                          75,756
        670    @    Peoplesoft, Inc.                      12,395
        840    @    Siebel Systems, Inc.                   8,971
        510    @    Veritas Software Corp.                14,127
                                                    ------------
                                                         816,866
                                                    ------------
                    TELECOMMUNICATIONS: 0.6%
        380         Alltel Corp.                          19,236
        956         AT&T Corp.                            13,986
      1,350    @    AT&T Wireless Services, Inc.          19,332
        500    @    Avaya, Inc.                            7,895
      2,980         Bellsouth Corp.                       78,136
        260         CenturyTel, Inc.                       7,810
      8,430    @    Cisco Systems, Inc.                  199,790
        400    @    Citizens Communications Co.            4,840
        410    @    Comverse Technology, Inc.              8,175
      1,620    @    Corning, Inc.                         21,157
      5,090    @    Lucent Technologies, Inc.             19,240
      4,890         Motorola, Inc.                        89,243
      1,370    @    Nextel Communications, Inc.           36,524
      1,320         Qualcomm, Inc.                        96,334
      4,050         SBC Communications, Inc.              98,213
        330         Scientific-Atlanta, Inc.              11,385
      1,750         Sprint Corp.-FON Group                30,800
        530    @    Tellabs, Inc.                          4,632
      3,350         Verizon Communications, Inc.         121,237
                                                    ------------
                                                         887,965
                                                    ------------
                    TEXTILES: 0.0%
        190         Cintas Corp.                           9,057
                                                    ------------
                                                           9,057
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        260         Hasbro, Inc.                           4,940
                                                    ------------
                                                           4,940
                                                    ------------
                    TRANSPORTATION: 0.1%
        460         Burlington Northern Santa Fe
                      Corp.                               16,132
        360         FedEx Corp                            29,408
        480         Norfolk Southern Corp.                12,730
         60         Ryder System, Inc.                     2,404
      1,380         United Parcel Service, Inc.          103,735
                                                    ------------
                                                         164,409
                                                    ------------
                    Total Common Stock
                      (Cost $12,522,421)              13,527,820
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
         U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.0%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 16.8%
$ 6,250,000         3.350%, due 01/15/07            $  5,752,281
 20,000,000         3.370%, due 01/26/07              18,380,480
                                                    ------------
                                                      24,132,761
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 38.2%
$60,000,000         3.490%, due 12/15/06            $ 55,197,181
                                                    ------------
                                                      55,197,181
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $77,221,882)              79,329,942
                                                    ------------
U.S. TREASURY OBLIGATIONS: 22.6%
                    U.S. TREASURY STRIP PRINCIPAL: 22.6%
 13,420,000         3.140%, due 09/07/06              12,546,237
  6,210,000         3.310%, due 12/06/06               5,741,077
  2,894,000         3.350%, due 12/27/06               2,668,048
 12,596,000         3.130%, due 02/15/07              11,625,843
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $32,689,267)              32,581,205
                                                    ------------
CORPORATE BONDS: 12.6%
                    SOVEREIGN: 12.6%
  5,800,000         Israel Trust, 3.420%,
                      due 11/15/06                     5,357,941
  1,113,000         Israel Trust, 3.420%,
                      due 11/15/06                     1,028,170
 12,673,000         Turkey Trust, 3.420%,
                      due 11/15/06                    11,707,103
                                                    ------------
                    Total Corporate Bonds
                      (Cost $17,665,319)              18,093,214
                                                    ------------
REPURCHASE AGREEMENT: 0.5%
                    REPURCHASE AGREEMENT: 0.5%
    680,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $680,028 to be received upon
                      repurchase (Collateralized
                      by $738,000 Federal National
                      Mortgage Association,
                      5.560%, Market Value plus
                      accrued interest $694,238
                      due 03/16/29)                      680,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $680,000)                    680,000
                                                    ------------

              TOTAL INVESTMENTS IN
                SECURITIES
                (COST $140,778,889)*         100.1%   $144,212,181
              OTHER ASSETS AND
                LIABILITIES-NET               (0.1)       (143,153)
                                             -----    ------------
              NET ASSETS                     100.0%   $144,069,028
                                             =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $141,111,378.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $3,620,068
      Gross Unrealized Depreciation                    (519,265)
                                                     ----------
      Net Unrealized Appreciation                    $3,100,803
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES Q                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 19.1%
                    ADVERTISING: 0.0%
      1,300    @    Interpublic Group of Cos.,
                      Inc.                          $     17,849
        550         Omnicom Group                         41,740
                                                    ------------
                                                          59,589
                                                    ------------
                    AEROSPACE/DEFENSE: 0.4%
      3,150         Boeing Co.                           160,935
        900         General Dynamics Corp.                89,370
        400         Goodrich Corp.                        12,932
      1,280         Lockheed Martin Corp.                 66,662
      1,000         Northrop Grumman Corp.                53,700
      1,100         Raytheon Co.                          39,347
        670         Rockwell Collins, Inc.                22,324
      1,480         United Technologies Corp.            135,390
                                                    ------------
                                                         580,660
                                                    ------------
                    AGRICULTURE: 0.2%
      5,670         Altria Group, Inc.                   283,783
        800         Monsanto Co.                          30,800
        250         RJ Reynolds Tobacco Holdings,
                      Inc.                                16,898
        450         UST, Inc.                             16,200
                                                    ------------
                                                         347,681
                                                    ------------
                    AIRLINES: 0.0%
        900         Southwest Airlines Co.                15,093
                                                    ------------
                                                          15,093
                                                    ------------
                    APPAREL: 0.1%
        540         Jones Apparel Group, Inc.             21,319
        480         Liz Claiborne, Inc.                   17,270
      1,210         Nike, Inc.                            91,659
        230         Reebok Intl. Ltd.                      8,275
        350         VF Corp.                              17,045
                                                    ------------
                                                         155,568
                                                    ------------
                    AUTO MANUFACTURERS: 0.2%
      8,670         Ford Motor Co.                       135,686
      1,600         General Motors Corp                   74,544
        795         Paccar, Inc.                          46,102
                                                    ------------
                                                         256,332
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        600         Dana Corp.                            11,760
        230         Johnson Controls, Inc.                12,277
                                                    ------------
                                                          24,037
                                                    ------------
                    BANKS: 1.5%
      1,000         Amsouth Bancorp                       25,470
      7,620         Bank of America Corp.                644,803
      2,100         Bank of New York Co., Inc.            61,908
      3,160         Bank One Corp.                       161,160
        600         BB&T Corp.                            22,182
        581         Charter One Financial, Inc.           25,674
        500         Comerica, Inc.                        27,440
      1,550         Fifth Third Bancorp                   83,359
        380         First Horizon National Corp           17,279
        800         Huntington Bancshares, Inc.           18,320
      1,590         Keycorp                               47,525
        150         M & T Bank Corp.                      13,095
        670         Marshall & Ilsley Corp.               26,190
      1,100         Mellon Financial Corp.                32,263
      1,670         National City Corp.                   58,467
        400         North Fork Bancorporation,
                      Inc.                                15,220
        600         Northern Trust Corp.                  25,368
        750         PNC Financial Services Group,
                      Inc.                                39,810
        570         Regions Financial Corp.               20,834
        860         SouthTrust Corp.                      33,377
        980         State Street Corp                     48,059


  Shares                                               Value
----------------------------------------------------------------
        760         SunTrust Banks, Inc.            $     49,392
        800         Synovus Financial Corp.               20,256
        220         Union Planters Corp.                   6,558
      5,420         US Bancorp                           149,375
      6,250         Wachovia Corp.                       278,125
      4,650         Wells Fargo & Co.                    266,120
        300         Zions Bancorporation                  18,435
                                                    ------------
                                                       2,236,064
                                                    ------------
                    BEVERAGES: 0.5%
        910         Anheuser-Busch Cos., Inc.             49,140
        300         Brown-Forman Corp.                    14,481
      9,090         Coca-Cola Co.                        458,863
      1,350         Coca-Cola Enterprises, Inc.           39,137
        980         Pepsi Bottling Group, Inc.            29,929
      4,800         PepsiCo, Inc.                        258,624
                                                    ------------
                                                         850,174
                                                    ------------
                    BIOTECHNOLOGY: 0.2%
      3,706    @    Amgen, Inc.                          202,235
        350    @    Biogen IDEC, Inc.                     22,138
        500    @    Chiron Corp.                          22,320
        250    @    Genzyme Corp.                         11,833
                                                    ------------
                                                         258,526
                                                    ------------
                    BUILDING MATERIALS: 0.1%
        570    @    American Standard Cos., Inc.          22,977
      2,100         Masco Corp.                           65,477
        350         Vulcan Materials Co                   16,643
                                                    ------------
                                                         105,097
                                                    ------------
                    CHEMICALS: 0.2%
        700         Air Products & Chemicals, Inc.        36,715
        200         Ashland, Inc.                         10,562
      2,750         Dow Chemical Co.                     111,924
        250         Eastman Chemical Co.                  11,558
        680         Ecolab, Inc.                          21,556
        500         Engelhard Corp                        16,155
        300         International Flavors &
                      Fragrances, Inc.                    11,220
        900         PPG Industries, Inc.                  56,240
        880         Praxair, Inc.                         35,121
        570         Rohm & Haas Co.                       23,701
        400         Sherwin-Williams Co.                  16,620
        250         Sigma-Aldrich Corp.                   14,903
                                                    ------------
                                                         366,275
                                                    ------------
                    COMMERCIAL SERVICES: 0.2%
        470    @    Apollo Group, Inc.                    41,496
      4,800         Cendant Corp.                        117,504
        140         Deluxe Corp.                           6,090
        410         Equifax, Inc.                         10,148
        700         H&R Block, Inc.                       33,376
        400         Moody's Corp.                         25,864
      1,350         Paychex, Inc.                         45,738
        700         Robert Half Intl., Inc.               20,839
        650         RR Donnelley & Sons Co.               21,463
                                                    ------------
                                                         322,518
                                                    ------------
                    COMPUTERS: 0.7%
      1,050    @    Apple Computer Inc                    34,167
        550    @    Computer Sciences Corp.               25,537
      7,120    @    Dell, Inc.                           255,037
      6,700    @    EMC Corp.                             76,380
      1,000    @    Gateway Inc                            4,500
      8,387         Hewlett-Packard Co.                  176,966
      4,710         International Business
                      Machines Corp.                     415,186
        450    @    Lexmark International Inc             43,439
        450    @    NCR Corp.                             22,316
      1,550    @    Network Appliance, Inc.               33,372
      2,350    @    Sun Microsystems, Inc.                10,199

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES Q                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
        850    @    Sungard Data Systems, Inc.      $     22,100
      1,000    @    Unisys Corp.                          13,880
                                                    ------------
                                                       1,133,079
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.6%
        300         Alberto-Culver Co.                    15,042
      1,300         Avon Products, Inc.                   59,982
      1,400         Colgate-Palmolive Co.                 81,830
      4,730         Gillette Co.                         200,552
      1,390         Kimberly-Clark Corp.                  91,573
      9,500         Procter & Gamble Co.                 517,180
                                                    ------------
                                                         966,159
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        450         Genuine Parts Co.                     17,856
        450         WW Grainger, Inc.                     25,875
                                                    ------------
                                                          43,731
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.5%
      3,610         American Express Co.                 185,482
        280         Bear Stearns Cos Inc/The              23,607
        860         Capital One Financial Corp.           58,807
      3,670         Charles Schwab Corp.                  35,269
     14,280         Citigroup, Inc.                      664,019
      1,314         Countrywide Financial Corp.           92,309
      1,100    @    E*Trade Financial Corp.               12,265
      2,780         Fannie Mae                           198,380
        300         Federated Investors, Inc.              9,102
        650         Franklin Resources, Inc.              32,552
      1,800         Goldman Sachs Group, Inc.            169,488
        700         Janus Capital Group, Inc.             11,543
      5,710         JP Morgan Chase & Co.                221,376
        770         Lehman Brothers Holdings Inc          57,943
      3,485         MBNA Corp.                            89,878
      3,630         Merrill Lynch & Co., Inc.            195,946
      3,050         Morgan Stanley                       160,949
      1,170    @    Providian Financial Corp.             17,164
      1,110         SLM Corp.                             44,900
        350         T Rowe Price Group, Inc.              17,640
                                                    ------------
                                                       2,298,619
                                                    ------------
                    ELECTRIC: 0.4%
      2,800    @    AES Corp.                             27,804
        550         Ameren Corp.                          23,628
      1,270         American Electric Power Co.,
                      Inc.                                40,640
        850         Centerpoint Energy, Inc.               9,775
        450         Cinergy Corp.                         17,100
        250         Consolidated Edison, Inc.              9,940
        450         Constellation Energy Group,
                      Inc.                                17,055
      3,000         Duke Energy Corp.                     60,869
      1,600         Edison Intl.                          40,912
        770         Entergy Corp.                         43,128
      1,800         Exelon Corp.                          59,921
        900         FirstEnergy Corp.                     33,669
        550         FPL Group, Inc.                       35,173
        940         NiSource, Inc.                        19,383
      1,170    @    PG&E Corp.                            32,690
        250         Pinnacle West Capital Corp.           10,098
        450         PPL Corp.                             20,655
        320         Progress Energy, Inc.                 14,096
        650         Public Service Enterprise
                      Group, Inc.                         26,020
      1,880         Southern Co.                          54,802
      1,450         TXU Corp.                             58,739
      1,550         Xcel Energy, Inc.                     25,901
                                                    ------------
                                                         681,998
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
      1,180         Emerson Electric Co.            $     74,989
                                                    ------------
                                                          74,989
                                                    ------------
                    ELECTRONICS: 0.1%
      1,250    @    Agilent Technologies, Inc.            36,600
        640         Applera Corp. -- Applied
                      Biosystems Group                    13,920
        460    @    Jabil Circuit, Inc.                   11,583
        450         Parker Hannifin Corp.                 26,757
        550         Perkinelmer, Inc.                     11,022
      2,600    @    Sanmina-SCI Corp.                     23,660
      2,200    @    Solectron Corp.                       14,234
        700         Symbol Technologies, Inc.             10,318
        300         Tektronix, Inc.                       10,206
        500    @    Thermo Electron Corp                  15,370
        350    @    Waters Corp.                          16,723
                                                    ------------
                                                         190,393
                                                    ------------
                    ENTERTAINMENT: 0.0%
      1,000         International Game Technology         38,600
                                                    ------------
                                                          38,600
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.0%
        800    @    Allied Waste Industries, Inc.         10,544
      1,770         Waste Management, Inc.                54,251
                                                    ------------
                                                          64,795
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      2,000         Freddie Mac                          126,600
                                                    ------------
                                                         126,600
                                                    ------------
                    FOOD: 0.2%
        400         Albertson's, Inc.                     10,616
      1,730         Archer-Daniels-Midland Co.            29,029
      1,500         Conagra Foods, Inc.                   40,620
        400         General Mills, Inc.                   19,012
        700         Hershey Foods Corp.                   32,389
        950         HJ Heinz Co.                          37,240
      1,020         Kellogg Co.                           42,687
        400         McCormick & Co., Inc.                 13,600
        450    @    Safeway, Inc.                         11,403
      2,080         Sara Lee Corp.                        47,819
        550         Supervalu, Inc.                       16,836
        700         Sysco Corp.                           25,109
        550         WM Wrigley Jr Co.                     34,678
                                                    ------------
                                                         361,038
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.1%
        100         Boise Cascade Corp.                    3,764
        800         Georgia-Pacific Corp.                 29,584
      1,470         International Paper Co.               65,708
        450         Louisiana-Pacific Corp.               10,643
        550         MeadWestvaco Corp.                    16,165
        500         Plum Creek Timber Co., Inc.           16,290
        150         Temple-Inland, Inc.                   10,388
        900         Weyerhaeuser Co.                      56,808
                                                    ------------
                                                         209,350
                                                    ------------
                    GAS: 0.0%
        430         KeySpan Corp.                         15,781
        830         Sempra Energy                         28,577
                                                    ------------
                                                          44,358
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        330         Black & Decker Corp.                  20,503
        300         Snap-On, Inc.                         10,065
        230         Stanley Works                         10,483
                                                    ------------
                                                          41,051
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES Q                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 0.7%
        200         Bausch & Lomb, Inc.             $     13,014
      1,850         Baxter Intl., Inc.                    63,844
        950         Becton Dickinson & Co.                49,210
        750         Biomet, Inc.                          33,330
      2,280    @    Boston Scientific Corp.               97,584
        300         CR Bard, Inc.                         16,995
        870         Guidant Corp.                         48,616
      8,350         Johnson & Johnson                    465,094
      3,350         Medtronic, Inc.                      163,212
        480    @    St. Jude Medical, Inc.                36,312
      1,000         Stryker Corp.                         55,000
      1,150    @    Zimmer Holdings, Inc.                101,430
                                                    ------------
                                                       1,143,641
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.2%
        550         Aetna, Inc.                           46,750
        510    @    Anthem, Inc.                          45,676
        550         HCA, Inc.                             22,875
        700    @    Humana, Inc.                          11,830
        300         Manor Care, Inc.                       9,804
        250         Quest Diagnostics                     21,238
      2,310         UnitedHealth Group, Inc.             143,797
        750    @    WellPoint Health Networks             84,007
                                                    ------------
                                                         385,977
                                                    ------------
                    HOME BUILDERS: 0.0%
        290         Centex Corp.                          13,268
                                                    ------------
                                                          13,268
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        230         Leggett & Platt, Inc.                  6,143
        200         Whirlpool Corp.                       13,720
                                                    ------------
                                                          19,863
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        300         Avery Dennison Corp.                  19,203
        540         Clorox Co.                            29,041
        460         Fortune Brands, Inc.                  34,698
                                                    ------------
                                                          82,942
                                                    ------------
                    INSURANCE: 1.0%
      1,080    @@   ACE Ltd.                              45,662
      1,460         Aflac, Inc.                           59,583
      2,600         Allstate Corp.                       121,030
        280         Ambac Financial Group, Inc.           20,563
      7,200         American Intl. Group, Inc.           513,216
        850         AON Corp.                             24,200
        660         Chubb Corp.                           44,999
        680         Cigna Corp.                           46,791
        525         Cincinnati Financial Corp.            22,848
        750         Hartford Financial Services
                      Group, Inc.                         51,555
        170         Jefferson-Pilot Corp.                  8,636
        700         Lincoln National Corp.                33,075
        550         Loews Corp.                           32,978
      1,450         Marsh & McLennan Cos., Inc.           65,801
        370         MBIA, Inc.                            21,134
      2,100         Metlife, Inc.                         75,285
        300         MGIC Investment Corp.                 22,758
        910         Principal Financial Group             31,650
      1,050         Progressive Corp.                     89,565
      1,500         Prudential Financial, Inc.            69,705
        400         Safeco Corp.                          17,600
      3,100         St. Paul Cos.                        125,674
        350         Torchmark Corp.                       18,830
        400    @@   XL Capital Ltd.                       30,184
                                                    ------------
                                                       1,593,322
                                                    ------------
                    INTERNET: 0.2%
      1,750    @    eBay, Inc.                           160,912
        300    @    Monster Worldwide, Inc.                7,716


  Shares                                               Value
----------------------------------------------------------------
      1,450    @    Symantec Corp.                  $     63,481
      1,450    @    Yahoo!, Inc.                          52,679
                                                    ------------
                                                         284,788
                                                    ------------
                    IRON/STEEL: 0.0%
        200         Nucor Corp.                           15,352
        350         United States Steel Corp.             12,292
                                                    ------------
                                                          27,644
                                                    ------------
                    LEISURE TIME: 0.1%
        360         Brunswick Corp.                       14,688
      1,750         Carnival Corp.                        82,250
        830         Harley-Davidson, Inc.                 51,410
        400         Sabre Holdings Corp.                  11,084
                                                    ------------
                                                         159,432
                                                    ------------
                    LODGING: 0.1%
        490         Harrah's Entertainment, Inc.          26,509
      1,000         Hilton Hotels Corp.                   18,660
        650         Marriott Intl., Inc.                  32,422
        550         Starwood Hotels & Resorts
                      Worldwide, Inc.                     24,668
                                                    ------------
                                                         102,259
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      1,300         Caterpillar, Inc.                    103,272
                                                    ------------
                                                         103,272
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
        150         Cummins, Inc.                          9,375
      1,160         Deere & Co.                           81,362
        480         Rockwell Automation, Inc.             18,005
                                                    ------------
                                                         108,742
                                                    ------------
                    MEDIA: 0.5%
      1,700         Clear Channel Communications,
                      Inc.                                62,815
        200         Dow Jones & Co., Inc.                  9,020
        710         Gannett Co., Inc.                     60,244
        110         Knight-Ridder, Inc.                    7,920
        920         McGraw-Hill Cos., Inc.                70,444
        170         Meredith Corp.                         9,343
        600         New York Times Co.                    26,826
     12,450    @    Time Warner, Inc.                    218,870
        840         Tribune Co.                           38,254
      4,830         Viacom, Inc.                         172,528
      5,700         Walt Disney Co.                      145,293
                                                    ------------
                                                         821,557
                                                    ------------
                    MINING: 0.1%
      2,650         Alcoa, Inc.                           87,529
        480         Newmont Mining Corp.                  18,605
        450         Phelps Dodge Corp.                    34,880
                                                    ------------
                                                         141,014
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 1.2%
      3,730         3M Co.                               335,737
        300         Cooper Industries Ltd.                17,823
        150         Crane Co.                              4,709
        820         Danaher Corp.                         42,517
        600         Dover Corp.                           25,260
        330         Eastman Kodak Co.                      8,903
        400         Eaton Corp.                           25,896
     28,340         General Electric Co.                 918,215
      2,340         Honeywell Intl., Inc.                 85,714
        850         Illinois Tool Works, Inc.             81,507
        200    @@   Ingersoll-Rand Co.                    13,662
        240         ITT Industries, Inc.                  19,920
        350         Pall Corp.                             9,167

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES Q                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        330         Textron, Inc.                   $     19,586
      7,450    @@   Tyco Intl. Ltd.                      246,893
                                                    ------------
                                                       1,855,509
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.0%
        690         Pitney Bowes, Inc.                    30,533
      2,190    @    Xerox Corp.                           31,755
                                                    ------------
                                                          62,288
                                                    ------------
                    OIL AND GAS: 1.4%
        220         Amerada Hess Corp.                    17,422
        650         Anadarko Petroleum Corp.              38,090
        886         Apache Corp.                          38,585
      1,780         Burlington Resources, Inc.            64,400
      4,650         ChevronTexaco Corp.                  437,611
      1,763         ConocoPhillips                       134,499
      1,090         Devon Energy Corp.                    71,940
        300         EOG Resources, Inc.                   17,913
     22,820         Exxon Mobil Corp.                  1,013,435
        250         Kerr-McGee Corp.                      13,443
      1,140         Marathon Oil Corp.                    43,138
        350   @,@@  Nabors Industries Ltd.                15,827
        400    @    Noble Corp.                           15,156
      1,780         Occidental Petroleum Corp.            86,170
        350         Sunoco, Inc.                          22,267
        350    @    Transocean, Inc.                      10,129
        640         Unocal Corp.                          24,320
        600         Valero Energy Corp.                   44,256
                                                    ------------
                                                       2,108,601
                                                    ------------
                    OIL AND GAS SERVICES: 0.0%
        350         Baker Hughes, Inc.                    13,178
        400    @    BJ Services Co.                       18,336
        650         Schlumberger Ltd                      41,281
                                                    ------------
                                                          72,795
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.0%
        250         Ball Corp.                            18,013
        280         Bemis Co.                              7,910
        570    @    Pactiv Corp.                          14,216
        400    @    Sealed Air Corp.                      21,307
                                                    ------------
                                                          61,446
                                                    ------------
                    PHARMACEUTICALS: 1.2%
      1,750         Abbott Laboratories                   71,330
        350         Allergan, Inc.                        31,332
        300         Amerisourcebergen Corp.               17,934
      5,500         Bristol-Myers Squibb Co.             134,750
      1,150         Cardinal Health, Inc.                 80,558
      1,650    @    Caremark Rx, Inc.                     54,351
      3,150         Eli Lilly & Co.                      220,217
        200    @    Express Scripts, Inc.                 15,846
        990    @    Forest Laboratories, Inc.             56,064
        450    @    Hospira Inc                           12,420
        790    @    King Pharmaceuticals, Inc.             9,046
        979    @    Medco Health Solutions, Inc.          36,713
      6,270         Merck & Co., Inc.                    297,824
        800         Mylan Laboratories                    16,200
     20,886         Pfizer, Inc.                         715,971
        250    @    Watson Pharmaceuticals, Inc.           6,725
      3,650         Wyeth                                131,984
                                                    ------------
                                                       1,909,265
                                                    ------------
                    PIPELINES: 0.0%
        350         Kinder Morgan, Inc.                   20,752
      1,450         Williams Cos., Inc.                   17,255
                                                    ------------
                                                          38,007
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    REITS: 0.0%
        200         Simon Property Group, Inc.      $     10,284
                                                    ------------
                                                          10,284
                                                    ------------
                    RETAIL: 1.4%
        300    @    Autonation, Inc.                       5,130
        250    @    Autozone, Inc.                        20,025
        840    @    Bed Bath & Beyond, Inc.               32,298
      1,500         Best Buy Co., Inc.                    76,110
      1,300         Costco Wholesale Corp.                53,391
      1,100         CVS Corp.                             46,222
        500         Darden Restaurants, Inc.              10,275
      1,300         Dollar General Corp                   25,428
        220         Family Dollar Stores                   6,692
        860         Federated Department Stores           42,226
      4,300         Gap, Inc.                            104,275
      6,060         Home Depot, Inc.                     213,311
      1,100         JC Penney Co., Inc. Holding
                      Co.                                 41,536
      2,410         Limited Brands                        45,067
      2,180         Lowe's Cos., Inc.                    114,558
      1,150         May Department Stores Co.             31,614
      4,660         McDonald's Corp.                     121,159
        650         Nordstrom, Inc.                       27,697
      1,350    @    Office Depot, Inc.                    24,179
        760         RadioShack Corp.                      21,759
        600         Sears Roebuck and Co.                 22,656
      2,210         Staples, Inc.                         64,775
      1,470    @    Starbucks Corp.                       63,916
      2,500         Target Corp.                         106,175
      1,320         TJX Cos., Inc.                        31,865
        600    @    Toys R US, Inc.                        9,558
     12,110         Wal-Mart Stores, Inc.                638,923
      2,850         Walgreen Co.                         103,199
        470         Wendy's Intl., Inc.                   16,375
        760         Yum! Brands, Inc.                     28,287
                                                    ------------
                                                       2,148,681
                                                    ------------
                    SAVINGS AND LOANS: 0.1%
        420         Golden West Financial Corp.           44,667
      2,580         Washington Mutual, Inc.               99,691
                                                    ------------
                                                         144,358
                                                    ------------
                    SEMICONDUCTORS: 0.7%
      1,000    @    Advanced Micro Devices, Inc.          15,900
      1,000    @    Altera Corp.                          22,220
      1,050         Analog Devices, Inc.                  49,434
      4,740    @    Applied Materials, Inc.               92,999
        700    @    Applied Micro Circuits Corp.           3,724
        800    @    Broadcom Corp.                        37,416
     17,890         Intel Corp.                          493,764
        500    @    Kla-Tencor Corp.                      24,690
        850         Linear Technology Corp.               33,550
        650    @    LSI Logic Corp.                        4,953
        910         Maxim Integrated Products             47,702
      1,800    @    Micron Technology, Inc.               27,558
      1,100    @    National Semiconductor Corp.          24,189
        370    @    Novellus Systems, Inc.                11,633
        550    @    Teradyne, Inc.                        12,485
      4,900         Texas Instruments, Inc.              118,482
        940         Xilinx Inc.                           31,311
                                                    ------------
                                                       1,052,010
                                                    ------------
                    SOFTWARE: 1.1%
        690         Adobe Systems, Inc.                   32,085
        470         Autodesk, Inc.                        20,121
      1,700         Automatic Data Processing             71,196
      1,020    @    BMC Software, Inc.                    18,870
        700    @    Citrix Systems, Inc.                  14,252
      1,640         Computer Associates Intl.,
                      Inc.                                46,018
      1,600    @    Compuware Corp.                       10,560
        800    @    Electronic Arts, Inc.                 43,640
      2,522         First Data Corp.                     112,279

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES Q                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        550    @    Fiserv, Inc.                    $     21,390
      1,050         IMS Health, Inc.                      24,612
        540    @    Intuit, Inc.                          20,833
        100    @    Mercury Interactive Corp.              4,983
     39,980         Microsoft Corp.                    1,141,829
      1,100    @    Novell, Inc.                           9,229
     14,700    @    Oracle Corp.                         175,371
        800    @    Peoplesoft, Inc.                      14,800
      2,140    @    Siebel Systems, Inc.                  22,855
      1,140    @    Veritas Software Corp.                31,578
                                                    ------------
                                                       1,836,501
                                                    ------------
                    TELECOMMUNICATIONS: 1.3%
        860         Alltel Corp.                          43,533
      2,162         AT&T Corp.                            31,630
      3,000    @    AT&T Wireless Services, Inc.          42,960
      1,250    @    Avaya, Inc.                           19,738
      6,690         Bellsouth Corp.                      175,412
        370         CenturyTel, Inc.                      11,115
     19,010    @    Cisco Systems, Inc.                  450,536
        700    @    Citizens Communications Co.            8,470
        610    @    Comverse Technology, Inc.             12,163
      3,150    @    Corning, Inc.                         41,139
     11,300    @    Lucent Technologies, Inc.             42,714
     11,100         Motorola, Inc.                       202,575
      3,050    @    Nextel Communications, Inc.           81,313
      2,950         Qualcomm, Inc.                       215,291
      9,390         SBC Communications, Inc.             227,708
        650         Scientific-Atlanta, Inc.              22,425
      4,010         Sprint Corp.-FON Group                70,576
        760    @    Tellabs, Inc.                          6,642
      7,550         Verizon Communications, Inc.         273,235
                                                    ------------
                                                       1,979,175
                                                    ------------
                    TEXTILES: 0.0%
        450         Cintas Corp.                          21,452
                                                    ------------
                                                          21,452
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        710         Hasbro, Inc.                          13,490
                                                    ------------
                                                          13,490
                                                    ------------
                    TRANSPORTATION: 0.2%
        970         Burlington Northern Santa Fe
                      Corp.                               34,018
        840         FedEx Corp                            68,620
      1,150         Norfolk Southern Corp.                30,498
        150         Ryder System, Inc.                     6,011
      3,190         United Parcel Service, Inc.          239,791
                                                    ------------
                                                         378,938
                                                    ------------
                    Total Common Stock
                      (Cost $27,018,255)              30,532,895
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.7%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 11.5%
$20,000,000         3.370%, due 01/26/07            $ 18,380,480
                                                    ------------
                                                      18,380,480
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 41.2%
$ 3,021,000         3.510%, due 03/15/07            $  2,755,321
 69,300,000         3.510%, due 03/15/07              63,216,985
                                                    ------------
                                                      65,972,306
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $81,178,618)              84,352,786
                                                    ------------
U.S. TREASURY OBLIGATIONS: 19.1%
                    U.S. TREASURY STRIP PRINCIPAL: 19.1%
 13,650,000         3.130%, due 02/15/07              12,598,663
  3,500,000         3.530%, due 04/06/07               3,184,976
 12,637,000         3.580%, due 05/11/07              11,447,555
  3,645,000         3.610%, due 05/30/07               3,293,589
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $30,408,814)              30,524,783
                                                    ------------
CORPORATE BONDS: 8.4%
                    DIVERSIFIED FINANCIAL SERVICES: 3.9%
  6,000,000         General Electric Capital
                      Corp., 5.000%, due 06/15/07      6,234,552
                                                    ------------
                                                       6,234,552
                                                    ------------
                    SOVEREIGN: 4.5%
  7,007,000         Israel Trust, 3.750%,
                      due 05/15/07                     6,317,357
  1,000,000         Israel Trust, 3.750%,
                      due 05/15/07                       901,578
                                                    ------------
                                                       7,218,935
                                                    ------------
                    Total Corporate Bonds
                      (Cost $13,153,175)              13,453,487
                                                    ------------
REPURCHASE AGREEMENT: 0.8%
                    REPURCHASE AGREEMENT: 0.8%
  1,307,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $1,307,054 to be received
                      upon repurchase
                      (Collateralized by
                      $1,418,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $1,333,916,
                      due 03/16/29)                    1,307,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $1,307,000)                1,307,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $153,065,862)*         100.1%   $160,170,951
             OTHER ASSETS AND
               LIABILITIES -- NET            (0.1)       (115,345)
                                            -----    ------------
             NET ASSETS                     100.0%   $160,055,606
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $154,716,343.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 6,000,885
      Gross Unrealized Depreciation                     (546,277)
                                                     -----------
      Net Unrealized Appreciation                    $ 5,454,608
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES R                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 25.5%
                    ADVERTISING: 0.0%
      1,250    @    Interpublic Group of Cos.,
                      Inc.                          $     17,163
        700         Omnicom Group                         53,123
                                                    ------------
                                                          70,286
                                                    ------------
                    AEROSPACE/DEFENSE: 0.5%
      4,100         Boeing Co.                           209,468
      1,200         General Dynamics Corp.               119,160
        300         Goodrich Corp.                         9,699
      1,650         Lockheed Martin Corp.                 85,932
      1,300         Northrop Grumman Corp.                69,810
      1,450         Raytheon Co.                          51,867
        640         Rockwell Collins, Inc.                21,325
      1,910         United Technologies Corp.            174,727
                                                    ------------
                                                         741,988
                                                    ------------
                    AGRICULTURE: 0.3%
      7,450         Altria Group, Inc.                   372,873
        950         Monsanto Co.                          36,575
        300         RJ Reynolds Tobacco Holdings,
                      Inc.                                20,277
        600         UST, Inc.                             21,600
                                                    ------------
                                                         451,325
                                                    ------------
                    AIRLINES: 0.0%
      1,150         Southwest Airlines Co.                19,286
                                                    ------------
                                                          19,286
                                                    ------------
                    APPAREL: 0.1%
        580         Jones Apparel Group, Inc.             22,898
        470         Liz Claiborne, Inc.                   16,911
      1,600         Nike, Inc.                           121,200
        230         Reebok Intl. Ltd.                      8,275
        700         VF Corp.                              34,090
                                                    ------------
                                                         203,374
                                                    ------------
                    AUTO MANUFACTURERS: 0.2%
     11,300         Ford Motor Co.                       176,844
      2,050         General Motors Corp                   95,510
      1,050         Paccar, Inc.                          60,890
                                                    ------------
                                                         333,244
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        650         Dana Corp.                            12,740
        300         Johnson Controls, Inc.                16,014
                                                    ------------
                                                          28,754
                                                    ------------
                    BANKS: 1.9%
      1,400         Amsouth Bancorp                       35,658
      9,865         Bank of America Corp.                834,775
      2,750         Bank of New York Co., Inc.            81,070
      4,050         Bank One Corp.                       206,550
        800         BB&T Corp.                            29,576
        760         Charter One Financial, Inc.           33,584
        600         Comerica, Inc.                        32,928
      2,000         Fifth Third Bancorp                  107,560
        500         First Horizon National Corp           22,735
      1,050         Huntington Bancshares, Inc.           24,045
      2,000         Keycorp                               59,780
        100         M & T Bank Corp.                       8,730
        600         Marshall & Ilsley Corp.               23,454
      1,450         Mellon Financial Corp.                42,529
      2,150         National City Corp.                   75,272
        550         North Fork Bancorporation,
                      Inc.                                20,928
        800         Northern Trust Corp.                  33,824
      1,000         PNC Financial Services Group,
                      Inc.                                53,080
        800         Regions Financial Corp.               29,240
      1,400         SouthTrust Corp.                      54,334
      1,250         State Street Corp.                    61,300


  Shares                                               Value
----------------------------------------------------------------
      1,000         SunTrust Banks, Inc.            $     64,990
        900         Synovus Financial Corp.               22,788
        560         Union Planters Corp.                  16,694
      7,100         US Bancorp                           195,676
      8,150         Wachovia Corp.                       362,674
      6,250         Wells Fargo & Co.                    357,687
        300         Zions Bancorporation                  18,435
                                                    ------------
                                                       2,909,896
                                                    ------------
                    BEVERAGES: 0.7%
      1,200         Anheuser-Busch Cos., Inc.             64,800
        400         Brown-Forman Corp.                    19,308
     11,750         Coca-Cola Co.                        593,140
      1,750         Coca-Cola Enterprises, Inc.           50,733
      1,100         Pepsi Bottling Group, Inc.            33,594
      6,250         PepsiCo, Inc.                        336,750
                                                    ------------
                                                       1,098,325
                                                    ------------
                    BIOTECHNOLOGY: 0.2%
      4,792    @    Amgen, Inc.                          261,499
        450    @    Biogen IDEC, Inc.                     28,463
        900    @    Chiron Corp.                          40,176
        300    @    Genzyme Corp.                         14,199
                                                    ------------
                                                         344,337
                                                    ------------
                    BUILDING MATERIALS: 0.1%
        600    @    American Standard Cos., Inc.          24,186
      2,750         Masco Corp.                           85,745
        450         Vulcan Materials Co                   21,398
                                                    ------------
                                                         131,329
                                                    ------------
                    CHEMICALS: 0.3%
        900         Air Products & Chemicals, Inc.        47,205
        300         Ashland, Inc.                         15,843
      3,600         Dow Chemical Co.                     146,519
        300         Eastman Chemical Co.                  13,869
        800         Ecolab, Inc.                          25,360
        700         Engelhard Corp                        22,617
        400    @    Hercules, Inc.                         4,876
        450         International Flavors &
                      Fragrances, Inc.                    16,830
      1,150         PPG Industries, Inc.                  71,864
      1,400         Praxair, Inc.                         55,874
        900         Rohm & Haas Co.                       37,422
        450         Sherwin-Williams Co.                  18,698
        200         Sigma-Aldrich Corp.                   11,922
                                                    ------------
                                                         488,899
                                                    ------------
                    COMMERCIAL SERVICES: 0.3%
        650    @    Apollo Group, Inc.                    57,389
      6,400         Cendant Corp.                        156,671
        270         Deluxe Corp.                          11,745
        850         Equifax, Inc.                         21,038
        610         H&R Block, Inc.                       29,085
        500         Moody's Corp.                         32,330
      1,750         Paychex, Inc.                         59,290
        800         Robert Half Intl., Inc.               23,816
        800         RR Donnelley & Sons Co.               26,416
                                                    ------------
                                                         417,780
                                                    ------------
                    COMPUTERS: 0.9%
      1,300    @    Apple Computer Inc                    42,302
        700    @    Computer Sciences Corp.               32,501
      9,300    @    Dell, Inc.                           333,126
      8,750    @    EMC Corp.                             99,750
      1,300    @    Gateway Inc                            5,850
     11,050         Hewlett-Packard Co.                  233,155
      6,150         International Business
                      Machines Corp.                     542,122
        450    @    Lexmark International Inc             43,439
        500    @    NCR Corp.                             24,795
      2,100    @    Network Appliance, Inc.               45,213

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES R                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      4,650    @    Sun Microsystems, Inc.          $     20,181
        750    @    Sungard Data Systems, Inc.            19,500
        950    @    Unisys Corp.                          13,186
                                                    ------------
                                                       1,455,120
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.8%
        300         Alberto-Culver Co.                    15,042
      1,700         Avon Products, Inc.                   78,438
      1,900         Colgate-Palmolive Co.                111,055
      6,200         Gillette Co.                         262,880
      1,850         Kimberly-Clark Corp.                 121,878
     12,400         Procter & Gamble Co.                 675,056
                                                    ------------
                                                       1,264,349
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        600         Genuine Parts Co.                     23,808
        600         WW Grainger, Inc.                     34,500
                                                    ------------
                                                          58,308
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.0%
      4,600         American Express Co.                 236,348
        380         Bear Stearns Cos Inc/The              32,038
      1,100         Capital One Financial Corp.           75,218
      4,800         Charles Schwab Corp.                  46,128
     18,650         Citigroup, Inc.                      867,224
      1,699         Countrywide Financial Corp.          119,355
      1,450    @    E*Trade Financial Corp.               16,168
      3,600         Fannie Mae                           256,895
        450         Federated Investors, Inc.             13,653
        850         Franklin Resources, Inc.              42,568
      2,350         Goldman Sachs Group, Inc.            221,276
        900         Janus Capital Group, Inc.             14,841
      7,450         JP Morgan Chase & Co.                288,836
      1,000         Lehman Brothers Holdings Inc.         75,250
      4,525         MBNA Corp.                           116,700
      4,700         Merrill Lynch & Co., Inc.            253,705
      4,000         Morgan Stanley                       211,080
        850    @    Providian Financial Corp.             12,470
      1,650         SLM Corp.                             66,743
        350         T Rowe Price Group, Inc.              17,640
                                                    ------------
                                                       2,984,136
                                                    ------------
                    ELECTRIC: 0.6%
      3,650    @    AES Corp.                             36,245
        700         Ameren Corp.                          30,072
      1,700         American Electric Power Co.,
                      Inc.                                54,400
      1,810         Centerpoint Energy, Inc.              20,815
        600         Cinergy Corp.                         22,800
        350         Consolidated Edison, Inc.             13,916
        800         Constellation Energy Group,
                      Inc.                                30,320
      3,250         Duke Energy Corp.                     65,943
      2,070         Edison Intl.                          52,930
        950         Entergy Corp.                         53,210
      2,600         Exelon Corp.                          86,553
      1,200         FirstEnergy Corp.                     44,892
        850         FPL Group, Inc.                       54,358
      1,200         NiSource, Inc.                        24,744
      1,600    @    PG&E Corp.                            44,704
        400         Pinnacle West Capital Corp.           16,156
        600         PPL Corp.                             27,540
        400         Progress Energy, Inc.                 17,620
        900         Public Service Enterprise
                      Group, Inc.                         36,027
      2,800         Southern Co.                          81,619
      1,900         TXU Corp.                             76,969
      2,000         Xcel Energy, Inc.                     33,420
                                                    ------------
                                                         925,253
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      1,550         Emerson Electric Co.            $     98,503
                                                    ------------
                                                          98,503
                                                    ------------
                    ELECTRONICS: 0.2%
      1,700    @    Agilent Technologies, Inc.            49,776
        650         Applera Corp. -- Applied
                      Biosystems Group                    14,138
        840    @    Jabil Circuit, Inc.                   21,151
        450         Parker Hannifin Corp.                 26,757
        700         Perkinelmer, Inc.                     14,028
      3,300    @    Sanmina-SCI Corp.                     30,030
      2,900    @    Solectron Corp.                       18,763
      1,000         Symbol Technologies, Inc.             14,740
        350         Tektronix, Inc.                       11,907
        650    @    Thermo Electron Corp.                 19,981
        500    @    Waters Corp.                          23,890
                                                    ------------
                                                         245,161
                                                    ------------
                    ENTERTAINMENT: 0.0%
      1,200         International Game Technology         46,320
                                                    ------------
                                                          46,320
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
        600    @    Allied Waste Industries, Inc.          7,908
      2,350         Waste Management, Inc.                72,028
                                                    ------------
                                                          79,936
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      2,500         Freddie Mac                          158,250
                                                    ------------
                                                         158,250
                                                    ------------
                    FOOD: 0.3%
        300         Albertson's, Inc.                      7,962
      2,250         Archer-Daniels-Midland Co.            37,755
      1,950         Conagra Foods, Inc.                   52,806
        550         General Mills, Inc.                   26,142
      1,000         Hershey Foods Corp.                   46,270
      1,250         HJ Heinz Co.                          49,000
      1,400         Kellogg Co.                           58,589
        550         McCormick & Co., Inc.                 18,700
        600    @    Safeway, Inc.                         15,204
      3,050         Sara Lee Corp.                        70,119
        550         Supervalu, Inc.                       16,836
        950         Sysco Corp.                           34,077
        800         WM Wrigley Jr Co.                     50,440
                                                    ------------
                                                         483,900
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.2%
        200         Boise Cascade Corp.                    7,528
      1,350         Georgia-Pacific Corp.                 49,923
      1,900         International Paper Co.               84,930
        600         Louisiana-Pacific Corp.               14,190
        750         MeadWestvaco Corp.                    22,043
        650         Plum Creek Timber Co., Inc.           21,177
        200         Temple-Inland, Inc.                   13,850
      1,200         Weyerhaeuser Co.                      75,744
                                                    ------------
                                                         289,385
                                                    ------------
                    GAS: 0.0%
        650         KeySpan Corp.                         23,855
      1,100         Sempra Energy                         37,873
                                                    ------------
                                                          61,728
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        420         Black & Decker Corp.                  26,094
        250         Snap-On, Inc.                          8,388
        350         Stanley Works                         15,953
                                                    ------------
                                                          50,435
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES R                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 1.0%
        250         Bausch & Lomb, Inc.             $     16,268
      2,400         Baxter Intl., Inc.                    82,824
      1,210         Becton Dickinson & Co.                62,678
        850         Biomet, Inc.                          37,774
      2,970    @    Boston Scientific Corp.              127,116
        400         CR Bard, Inc.                         22,660
      1,110         Guidant Corp.                         62,027
     10,900         Johnson & Johnson                    607,129
      4,400         Medtronic, Inc.                      214,368
        600    @    St. Jude Medical, Inc.                45,390
      1,400         Stryker Corp.                         77,000
      1,500    @    Zimmer Holdings, Inc.                132,300
                                                    ------------
                                                       1,487,534
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.3%
        680         Aetna, Inc.                           57,800
        680    @    Anthem, Inc.                          60,901
        700         HCA, Inc.                             29,113
        800    @    Humana, Inc.                          13,520
        350         Manor Care, Inc.                      11,438
        350         Quest Diagnostics                     29,733
      3,050         UnitedHealth Group, Inc.             189,862
        920    @    WellPoint Health Networks            103,049
                                                    ------------
                                                         495,416
                                                    ------------
                    HOME BUILDERS: 0.0%
        640         Centex Corp.                          29,280
                                                    ------------
                                                          29,280
                                                    ------------
                    HOME FURNISHINGS: 0.0%
        700         Leggett & Platt, Inc.                 18,697
        300         Whirlpool Corp.                       20,580
                                                    ------------
                                                          39,277
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        400         Avery Dennison Corp.                  25,604
        710         Clorox Co.                            38,184
        600         Fortune Brands, Inc.                  45,258
                                                    ------------
                                                         109,046
                                                    ------------
                    INSURANCE: 1.3%
      1,700    @@   ACE Ltd.                              71,876
      1,950         Aflac, Inc.                           79,580
      3,400         Allstate Corp.                       158,270
        450         Ambac Financial Group, Inc.           33,048
      9,350         American Intl. Group, Inc.           666,467
      1,100         AON Corp.                             31,317
        900         Chubb Corp.                           61,362
        720         Cigna Corp.                           49,543
        472         Cincinnati Financial Corp.            20,541
      1,000         Hartford Financial Services
                      Group, Inc.                         68,740
        400         Jefferson-Pilot Corp.                 20,320
        900         Lincoln National Corp.                42,525
        700         Loews Corp.                           41,972
      1,900         Marsh & McLennan Cos., Inc.           86,222
        500         MBIA, Inc.                            28,560
      2,750         Metlife, Inc.                         98,588
        350         MGIC Investment Corp.                 26,551
      1,150         Principal Financial Group             39,997
      1,350         Progressive Corp.                    115,155
      1,950         Prudential Financial, Inc.            90,617
        650         Safeco Corp.                          28,600
      4,050         St. Paul Cos.                        164,187
        300         Torchmark Corp.                       16,140
        450    @@   XL Capital Ltd.                       33,957
                                                    ------------
                                                       2,074,135
                                                    ------------
                    INTERNET: 0.2%
      2,300    @    eBay, Inc.                           211,485
        400    @    Monster Worldwide, Inc.               10,288


  Shares                                               Value
----------------------------------------------------------------
      1,900    @    Symantec Corp.                  $     83,182
      1,900    @    Yahoo!, Inc.                          69,027
                                                    ------------
                                                         373,982
                                                    ------------
                    IRON/STEEL: 0.0%
        300         Nucor Corp.                           23,028
        500         United States Steel Corp.             17,560
                                                    ------------
                                                          40,588
                                                    ------------
                    LEISURE TIME: 0.1%
        650         Brunswick Corp.                       26,520
      2,250         Carnival Corp.                       105,750
      1,050         Harley-Davidson, Inc.                 65,037
        550         Sabre Holdings Corp.                  15,241
                                                    ------------
                                                         212,548
                                                    ------------
                    LODGING: 0.1%
        510         Harrah's Entertainment, Inc.          27,591
      1,350         Hilton Hotels Corp.                   25,191
        850         Marriott Intl., Inc.                  42,398
        700         Starwood Hotels & Resorts
                      Worldwide, Inc.                     31,395
                                                    ------------
                                                         126,575
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      1,700         Caterpillar, Inc.                    135,048
                                                    ------------
                                                         135,048
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
        200         Cummins, Inc.                         12,500
      1,500         Deere & Co.                          105,210
        900         Rockwell Automation, Inc.             33,759
                                                    ------------
                                                         151,469
                                                    ------------
                    MEDIA: 0.7%
      2,250         Clear Channel Communications,
                      Inc.                                83,138
        300         Dow Jones & Co., Inc.                 13,530
        950         Gannett Co., Inc.                     80,608
        100         Knight-Ridder, Inc.                    7,200
      1,200         McGraw-Hill Cos., Inc.                91,884
        170         Meredith Corp.                         9,343
        550         New York Times Co.                    24,591
     16,600    @    Time Warner, Inc.                    291,827
      1,100         Tribune Co.                           50,094
      6,300         Viacom, Inc.                         225,035
      7,650         Walt Disney Co.                      194,999
                                                    ------------
                                                       1,072,249
                                                    ------------
                    MINING: 0.1%
      3,500         Alcoa, Inc.                          115,605
        650         Newmont Mining Corp.                  25,194
        600         Phelps Dodge Corp.                    46,506
                                                    ------------
                                                         187,305
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 1.5%
      4,850         3M Co.                               436,548
        300         Cooper Industries Ltd.                17,823
        150         Crane Co.                              4,709
      1,100         Danaher Corp.                         57,035
        800         Dover Corp.                           33,680
        420         Eastman Kodak Co.                     11,332
        550         Eaton Corp.                           35,607
     36,450         General Electric Co.               1,180,979
      3,050         Honeywell Intl., Inc.                111,722
      1,050         Illinois Tool Works, Inc.            100,685
        250    @@   Ingersoll-Rand Co.                    17,078
        300         ITT Industries, Inc.                  24,900
        350         Pall Corp.                             9,167

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES R                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        400         Textron, Inc.                   $     23,740
      9,750    @@   Tyco Intl. Ltd.                      323,114
                                                    ------------
                                                       2,388,119
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,000         Pitney Bowes, Inc.                    44,250
      3,500    @    Xerox Corp.                           50,750
                                                    ------------
                                                          95,000
                                                    ------------
                    OIL AND GAS: 1.8%
        310         Amerada Hess Corp.                    24,549
        900         Anadarko Petroleum Corp.              52,740
      1,182         Apache Corp.                          51,476
      2,100         Burlington Resources, Inc.            75,978
      6,100         ChevronTexaco Corp.                  574,070
      2,445         ConocoPhillips                       186,528
      1,450         Devon Energy Corp.                    95,700
        350         EOG Resources, Inc.                   20,899
     29,800         Exxon Mobil Corp.                  1,323,417
        350         Kerr-McGee Corp.                      18,820
      1,490         Marathon Oil Corp.                    56,382
        200   @,@@  Nabors Industries Ltd.                 9,044
        500    @    Noble Corp.                           18,945
      2,350         Occidental Petroleum Corp.           113,764
        450         Sunoco, Inc.                          28,629
        470    @    Transocean, Inc.                      13,602
        850         Unocal Corp.                          32,300
        800         Valero Energy Corp.                   59,008
                                                    ------------
                                                       2,755,851
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        450         Baker Hughes, Inc.                    16,943
        550    @    BJ Services Co.                       25,212
        850         Schlumberger Ltd                      53,983
                                                    ------------
                                                          96,138
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        350         Ball Corp.                            25,218
        300         Bemis Co.                              8,475
        950    @    Pactiv Corp.                          23,693
        550    @    Sealed Air Corp.                      29,298
                                                    ------------
                                                          86,684
                                                    ------------
                    PHARMACEUTICALS: 1.6%
      2,300         Abbott Laboratories                   93,748
        450         Allergan, Inc.                        40,284
        400         Amerisourcebergen Corp.               23,912
      7,200         Bristol-Myers Squibb Co.             176,400
      1,550         Cardinal Health, Inc.                108,578
      2,150    @    Caremark Rx, Inc.                     70,821
      4,150         Eli Lilly & Co.                      290,127
        300    @    Express Scripts, Inc.                 23,769
      1,300    @    Forest Laboratories, Inc.             73,619
        600    @    Hospira Inc                           16,560
      1,300    @    King Pharmaceuticals, Inc.            14,885
      1,302    @    Medco Health Solutions, Inc.          48,825
      8,200         Merck & Co., Inc.                    389,499
      1,050         Mylan Laboratories                    21,263
     27,260         Pfizer, Inc.                         934,472
        450    @    Watson Pharmaceuticals, Inc.          12,105
      4,750         Wyeth                                171,760
                                                    ------------
                                                       2,510,627
                                                    ------------
                    PIPELINES: 0.0%
        350         Kinder Morgan, Inc.                   20,752
      2,550         Williams Cos., Inc.                   30,345
                                                    ------------
                                                          51,097
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    REITS: 0.0%
        300         Simon Property Group, Inc.      $     15,426
                                                    ------------
                                                          15,426
                                                    ------------
                    RETAIL: 1.8%
        400    @    Autonation, Inc.                       6,840
        300    @    Autozone, Inc.                        24,030
      1,250    @    Bed Bath & Beyond, Inc.               48,063
      2,000         Best Buy Co., Inc.                   101,480
      1,700         Costco Wholesale Corp.                69,819
      1,400         CVS Corp.                             58,828
        650         Darden Restaurants, Inc.              13,358
      1,750         Dollar General Corp                   34,230
        250         Family Dollar Stores                   7,605
        850         Federated Department Stores           41,735
      5,640         Gap, Inc.                            136,770
      8,280         Home Depot, Inc.                     291,455
      1,100         JC Penney Co., Inc. Holding
                      Co.                                 41,536
      3,150         Limited Brands                        58,905
      2,980         Lowe's Cos., Inc.                    156,599
      1,500         May Department Stores Co.             41,235
      6,100         McDonald's Corp.                     158,600
        850         Nordstrom, Inc.                       36,219
      1,420    @    Office Depot, Inc.                    25,432
        900         RadioShack Corp.                      25,767
        800         Sears Roebuck and Co.                 30,208
      3,100         Staples, Inc.                         90,861
      1,900    @    Starbucks Corp.                       82,612
      3,200         Target Corp.                         135,904
      1,800         TJX Cos., Inc.                        43,452
        800    @    Toys R US, Inc.                       12,744
     15,650         Wal-Mart Stores, Inc.                825,693
      3,700         Walgreen Co.                         133,977
        600         Wendy's Intl., Inc.                   20,904
      1,000         Yum! Brands, Inc.                     37,220
                                                    ------------
                                                       2,792,081
                                                    ------------
                    SAVINGS AND LOANS: 0.1%
        630         Golden West Financial Corp.           67,001
      3,050         Washington Mutual, Inc.              117,852
                                                    ------------
                                                         184,853
                                                    ------------
                    SEMICONDUCTORS: 0.9%
      1,300    @    Advanced Micro Devices, Inc.          20,670
      1,300    @    Altera Corp                           28,886
      1,350         Analog Devices, Inc.                  63,558
      6,150    @    Applied Materials, Inc.              120,663
        900    @    Applied Micro Circuits Corp.           4,788
      1,050    @    Broadcom Corp.                        49,109
     23,800         Intel Corp.                          656,879
        650    @    Kla-Tencor Corp.                      32,097
      1,150         Linear Technology Corp.               45,391
      1,150    @    LSI Logic Corp.                        8,763
      1,200         Maxim Integrated Products             62,904
      2,350    @    Micron Technology, Inc.               35,979
      1,400    @    National Semiconductor Corp.          30,786
        390    @    Novellus Systems, Inc.                12,262
        750    @    Teradyne, Inc.                        17,025
      6,100         Texas Instruments, Inc.              147,497
      1,200         Xilinx Inc                            39,972
                                                    ------------
                                                       1,377,229
                                                    ------------
                    SOFTWARE: 1.5%
        900         Adobe Systems, Inc.                   41,850
        500         Autodesk, Inc.                        21,405
      2,100         Automatic Data Processing             87,948
      1,050    @    BMC Software, Inc.                    19,425
        950    @    Citrix Systems, Inc.                  19,342
      2,150         Computer Associates Intl.,
                      Inc.                                60,329
      1,800    @    Compuware Corp.                       11,880
      1,100    @    Electronic Arts, Inc.                 60,005
      3,287         First Data Corp.                     146,337

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES R                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
        850    @    Fiserv, Inc.                    $     33,057
      1,500         IMS Health, Inc.                      35,160
        700    @    Intuit, Inc.                          27,006
        350    @    Mercury Interactive Corp.             17,441
     52,250         Microsoft Corp.                    1,492,259
      1,450    @    Novell, Inc.                          12,166
     19,550    @    Oracle Corp.                         233,231
      1,100    @    Peoplesoft, Inc.                      20,350
      1,740    @    Siebel Systems, Inc.                  18,583
      1,500    @    Veritas Software Corp.                41,550
                                                    ------------
                                                       2,399,324
                                                    ------------
                    TELECOMMUNICATIONS: 1.7%
      1,150         Alltel Corp.                          58,213
      2,870         AT&T Corp.                            41,988
      3,900    @    AT&T Wireless Services, Inc.          55,848
      1,500    @    Avaya, Inc.                           23,685
      8,750         Bellsouth Corp.                      229,425
        600         CenturyTel, Inc.                      18,024
     24,800    @    Cisco Systems, Inc.                  587,759
      1,150    @    Citizens Communications Co.           13,915
      1,000    @    Comverse Technology, Inc.             19,940
      4,150    @    Corning, Inc.                         54,199
     14,750    @    Lucent Technologies, Inc.             55,755
     14,450         Motorola, Inc.                       263,713
      4,000    @    Nextel Communications, Inc.          106,640
      3,850         Qualcomm, Inc.                       280,973
     11,900         SBC Communications, Inc.             288,575
        950         Scientific-Atlanta, Inc.              32,775
      5,200         Sprint Corp.-FON Group                91,520
      1,350    @    Tellabs, Inc.                         11,799
     10,100         Verizon Communications, Inc.         365,519
                                                    ------------
                                                       2,600,265
                                                    ------------
                    TEXTILES: 0.0%
        600         Cintas Corp.                          28,602
                                                    ------------
                                                          28,602
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
        950         Hasbro, Inc.                          18,050
                                                    ------------
                                                          18,050
                                                    ------------
                    TRANSPORTATION: 0.3%
      1,300         Burlington Northern Santa Fe
                      Corp.                               45,591
      1,050         FedEx Corp.                           85,775
      1,500         Norfolk Southern Corp.                39,780
        200         Ryder System, Inc.                     8,014
      4,150         United Parcel Service, Inc.          311,955
                                                    ------------
                                                         491,115
                                                    ------------
                    Total Common Stock
                      (Cost $35,169,450)              39,864,520
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.7%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 4.7%
$ 6,250,000         3.660%, due 07/15/07            $  5,616,981
  2,000,000         3.720%, due 09/15/07               1,783,788
                                                    ------------
                                                       7,400,769
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 50.0%
$87,000,000         3.810%, due 06/15/07            $ 78,077,977
                                                    ------------
                                                      78,077,977
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $83,872,901)              85,478,746
                                                    ------------
U.S. TREASURY OBLIGATIONS: 12.7%
                    U.S. TREASURY STRIP PRINCIPAL: 12.7%
  8,150,000         3.190%, due 05/15/07               7,441,830
  3,720,000         3.620%, due 06/06/07               3,358,528
  7,558,000         3.830%, due 12/06/07               6,669,338
  2,653,000         3.860%, due 12/27/07               2,333,714
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $19,893,737)              19,803,410
                                                    ------------
CORPORATE BONDS: 6.9%
                    SOVEREIGN: 6.9%
  3,917,000         Israel Trust, 3.950%, due
                      11/15/07                         3,450,035
  5,146,000         Israel Trust, 3.950%, due
                      11/15/07                         4,532,519
  3,185,000         Turkey Trust, 3.750%, due
                      05/15/07                         2,871,526
                                                    ------------
                    Total Corporate Bonds
                      (Cost $10,877,767)              10,854,080
                                                    ------------
REPURCHASE AGREEMENT: 0.2%
                    REPURCHASE AGREEMENT: 0.2%
    319,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $319,013 to be received upon
                      repurchase (Collateralized
                      by $332.000 Federal Home
                      Loan Mortgage Corporation,
                      5.650%, Market Value plus
                      accrued interest $326,062,
                      due 12/04/06)                      319,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $319,000)                    319,000
                                                    ------------

              TOTAL INVESTMENTS IN
                SECURITIES
                (COST $150,132,855)*         100.1%   $156,319,756
              OTHER ASSETS AND
                LIABILITIES-NET               (0.1)       (139,424)
                                             -----    ------------
              NET ASSETS                     100.0%   $156,180,332
                                             =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $151,980,050.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $4,973,802
      Gross Unrealized Depreciation                    (634,096)
                                                     ----------
      Net Unrealized Appreciation                    $4,339,706
                                                     ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES S                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 25.6%
                    ADVERTISING: 0.0%
      2,450    @    Interpublic Group of Cos.,
                      Inc.                          $     33,639
        950         Omnicom Group                         72,095
                                                    ------------
                                                         105,734
                                                    ------------
                    AEROSPACE/DEFENSE: 0.5%
      5,800         Boeing Co.                           296,321
      1,650         General Dynamics Corp.               163,845
        900         Goodrich Corp.                        29,097
      2,300         Lockheed Martin Corp.                119,784
      1,600         Northrop Grumman Corp.                85,920
      2,050         Raytheon Co.                          73,329
      1,230         Rockwell Collins, Inc.                40,984
      2,700         United Technologies Corp.            246,996
                                                    ------------
                                                       1,056,276
                                                    ------------
                    AGRICULTURE: 0.3%
     10,350         Altria Group, Inc.                   518,017
      1,500         Monsanto Co.                          57,750
        450         RJ Reynolds Tobacco Holdings,
                      Inc.                                30,416
        850         UST, Inc.                             30,600
                                                    ------------
                                                         636,783
                                                    ------------
                    AIRLINES: 0.0%
        600         Southwest Airlines Co.                10,062
                                                    ------------
                                                          10,062
                                                    ------------
                    APPAREL: 0.1%
      1,060         Jones Apparel Group, Inc.             41,849
        910         Liz Claiborne, Inc.                   32,742
      2,250         Nike, Inc.                           170,437
        400         Reebok Intl. Ltd.                     14,392
        950         VF Corp.                              46,265
                                                    ------------
                                                         305,685
                                                    ------------
                    AUTO MANUFACTURERS: 0.2%
     15,950         Ford Motor Co.                       249,618
      2,900         General Motors Corp                  135,111
      1,365         Paccar, Inc.                          79,156
                                                    ------------
                                                         463,885
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
      1,100         Dana Corp.                            21,560
        400         Johnson Controls, Inc.                21,352
                                                    ------------
                                                          42,912
                                                    ------------
                    BANKS: 2.0%
      2,000         Amsouth Bancorp                       50,940
     13,854         Bank of America Corp.              1,172,324
      3,850         Bank of New York Co., Inc.           113,498
      5,850         Bank One Corp.                       298,350
      1,100         BB&T Corp.                            40,667
      1,100         Charter One Financial, Inc.           48,609
        950         Comerica, Inc.                        52,136
      2,850         Fifth Third Bancorp                  153,273
        650         First Horizon National Corp           29,556
      1,700         Huntington Bancshares, Inc.           38,930
      2,800         Keycorp                               83,692
        250         M & T Bank Corp.                      21,825
      1,050         Marshall & Ilsley Corp.               41,045
      2,000         Mellon Financial Corp.                58,660
      3,050         National City Corp.                  106,781
        750         North Fork Bancorporation,
                      Inc.                                28,538
      1,100         Northern Trust Corp.                  46,508
      1,400         PNC Financial Services Group,
                      Inc.                                74,312
      1,100         Regions Financial Corp.               40,205
      2,100         SouthTrust Corp.                      81,501
      1,750         State Street Corp.                    85,820


  Shares                                               Value
----------------------------------------------------------------
      1,400         SunTrust Banks, Inc.            $     90,986
      1,500         Synovus Financial Corp.               37,980
        900         Union Planters Corp.                  26,829
      9,950         US Bancorp                           274,222
     11,500         Wachovia Corp.                       511,749
      8,750         Wells Fargo & Co.                    500,762
        500         Zions Bancorporation                  30,725
                                                    ------------
                                                       4,140,423
                                                    ------------
                    BEVERAGES: 0.7%
      1,650         Anheuser-Busch Cos., Inc.             89,100
        600         Brown-Forman Corp.                    28,962
     16,550         Coca-Cola Co.                        835,444
      2,450         Coca-Cola Enterprises, Inc.           71,026
      1,800         Pepsi Bottling Group, Inc.            54,972
      8,800         PepsiCo, Inc.                        474,144
                                                    ------------
                                                       1,553,648
                                                    ------------
                    BIOTECHNOLOGY: 0.2%
      6,700    @    Amgen, Inc.                          365,618
        650    @    Biogen IDEC, Inc.                     41,113
      1,250    @    Chiron Corp.                          55,800
        450    @    Genzyme Corp.                         21,299
        300    @    Millipore Corp.                       16,911
                                                    ------------
                                                         500,741
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,050    @    American Standard Cos., Inc.          42,326
      3,900         Masco Corp.                          121,602
        700         Vulcan Materials Co.                  33,285
                                                    ------------
                                                         197,213
                                                    ------------
                    CHEMICALS: 0.3%
      1,300         Air Products & Chemicals, Inc.        68,185
        400         Ashland, Inc.                         21,124
      5,050         Dow Chemical Co.                     205,534
        450         Eastman Chemical Co.                  20,804
      1,250         Ecolab, Inc.                          39,625
        950         Engelhard Corp.                       30,695
        800         International Flavors &
                      Fragrances, Inc.                    29,920
      1,600         PPG Industries, Inc.                  99,983
      1,900         Praxair, Inc.                         75,829
      1,200         Rohm & Haas Co.                       49,896
        750         Sherwin-Williams Co.                  31,163
        450         Sigma-Aldrich Corp.                   26,825
                                                    ------------
                                                         699,583
                                                    ------------
                    COMMERCIAL SERVICES: 0.3%
        850    @    Apollo Group, Inc.                    75,047
      8,850         Cendant Corp.                        216,648
        110         Deluxe Corp.                           4,785
        700         Equifax, Inc.                         17,325
      1,080         H&R Block, Inc.                       51,494
        750         Moody's Corp.                         48,495
      2,500         Paychex, Inc.                         84,700
      1,300         Robert Half Intl., Inc.               38,701
        700         RR Donnelley & Sons Co.               23,114
                                                    ------------
                                                         560,309
                                                    ------------
                    COMPUTERS: 0.9%
      1,950    @    Apple Computer Inc                    63,453
      1,000    @    Computer Sciences Corp.               46,430
     13,050    @    Dell, Inc.                           467,451
     12,250    @    EMC Corp.                            139,650
      1,800    @    Gateway Inc                            8,100
     15,400         Hewlett-Packard Co.                  324,940
      8,550         International Business
                      Machines Corp.                     753,682
        840    @    Lexmark International Inc             81,085
        450    @    NCR Corp.                             22,316
      2,850    @    Network Appliance, Inc.               61,361

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES S                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      5,100    @    Sun Microsystems, Inc.          $     22,134
      1,550    @    Sungard Data Systems, Inc.            40,300
      1,850    @    Unisys Corp.                          25,678
                                                    ------------
                                                       2,056,580
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.8%
        450         Alberto-Culver Co.                    22,563
      2,400         Avon Products, Inc.                  110,736
      2,600         Colgate-Palmolive Co.                151,970
      8,750         Gillette Co.                         371,000
      2,600         Kimberly-Clark Corp.                 171,288
     17,500         Procter & Gamble Co.                 952,700
                                                    ------------
                                                       1,780,257
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        800         Genuine Parts Co.                     31,744
        850         WW Grainger, Inc.                     48,875
                                                    ------------
                                                          80,619
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.0%
      6,750         American Express Co.                 346,815
        520         Bear Stearns Cos Inc/The              43,841
      1,570         Capital One Financial Corp.          107,357
      6,700         Charles Schwab Corp.                  64,387
     25,900         Citigroup, Inc.                    1,204,349
      2,399         Countrywide Financial Corp.          168,530
      2,000    @    E*Trade Financial Corp.               22,300
      5,040         Fannie Mae                           359,653
        600         Federated Investors, Inc.             18,204
      1,200         Franklin Resources, Inc.              60,096
      3,250         Goldman Sachs Group, Inc.            306,020
      1,300         Janus Capital Group, Inc.             21,437
     10,450         JP Morgan Chase & Co.                405,146
      1,400         Lehman Brothers Holdings Inc         105,350
      6,350         MBNA Corp.                           163,767
      6,650         Merrill Lynch & Co., Inc.            358,967
      5,650         Morgan Stanley                       298,151
      2,100    @    Providian Financial Corp.             30,807
      2,100         SLM Corp.                             84,945
        650         T Rowe Price Group, Inc.              32,760
                                                    ------------
                                                       4,202,882
                                                    ------------
                    ELECTRIC: 0.6%
      5,150    @    AES Corp.                             51,140
      1,000         Ameren Corp.                          42,960
      2,350         American Electric Power Co.,
                      Inc.                                75,200
      1,400         Centerpoint Energy, Inc.              16,100
        850         Cinergy Corp.                         32,300
        500         Consolidated Edison, Inc.             19,880
      1,300         Constellation Energy Group,
                      Inc.                                49,270
      5,550         Duke Energy Corp.                    112,609
      2,490         Edison Intl.                          63,669
      1,350         Entergy Corp.                         75,614
      3,400         Exelon Corp.                         113,185
      1,700         FirstEnergy Corp.                     63,597
      1,000         FPL Group, Inc.                       63,950
      1,700         NiSource, Inc.                        35,054
      2,200    @    PG&E Corp.                            61,468
        550         Pinnacle West Capital Corp.           22,215
        850         PPL Corp.                             39,015
        600         Progress Energy, Inc.                 26,430
      1,200         Public Service Enterprise
                      Group, Inc.                         48,036
      3,350         Southern Co.                          97,653
      2,700         TXU Corp.                            109,377
      2,800         Xcel Energy, Inc.                     46,788
                                                    ------------
                                                       1,265,510
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      2,200         Emerson Electric Co.            $    139,810
                                                    ------------
                                                         139,810
                                                    ------------
                    ELECTRONICS: 0.2%
      2,350    @    Agilent Technologies, Inc.            68,808
      1,700         Applera Corp. -- Applied
                      Biosystems Group                    36,975
        890    @    Jabil Circuit, Inc.                   22,410
        850         Parker Hannifin Corp.                 50,541
        950         Perkinelmer, Inc.                     19,038
      4,450    @    Sanmina-SCI Corp.                     40,495
      4,000    @    Solectron Corp.                       25,880
      1,250         Symbol Technologies, Inc.             18,425
        500         Tektronix, Inc.                       17,010
        900    @    Thermo Electron Corp.                 27,666
        650    @    Waters Corp.                          31,057
                                                    ------------
                                                         358,305
                                                    ------------
                    ENTERTAINMENT: 0.0%
      2,000         International Game Technology         77,200
                                                    ------------
                                                          77,200
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
        750    @    Allied Waste Industries, Inc.          9,885
      3,250         Waste Management, Inc.                99,613
                                                    ------------
                                                         109,498
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      3,440         Freddie Mac                          217,752
                                                    ------------
                                                         217,752
                                                    ------------
                    FOOD: 0.3%
        700         Albertson's, Inc.                     18,578
      3,150         Archer-Daniels-Midland Co.            52,857
      2,650         Conagra Foods, Inc.                   71,762
        750         General Mills, Inc.                   35,648
      1,400         Hershey Foods Corp.                   64,778
      1,750         HJ Heinz Co.                          68,600
      1,900         Kellogg Co.                           79,514
        750         McCormick & Co., Inc.                 25,500
        850    @    Safeway, Inc.                         21,539
      4,000         Sara Lee Corp.                        91,959
        850         Supervalu, Inc.                       26,019
      1,350         Sysco Corp.                           48,425
      1,050         WM Wrigley Jr Co.                     66,203
                                                    ------------
                                                         671,382
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.2%
        200         Boise Cascade Corp.                    7,528
      1,950         Georgia-Pacific Corp.                 72,111
      2,650         International Paper Co.              118,455
        800         Louisiana-Pacific Corp.               18,920
      1,000         MeadWestvaco Corp.                    29,390
        900         Plum Creek Timber Co., Inc.           29,322
        300         Temple-Inland, Inc.                   20,775
      1,650         Weyerhaeuser Co.                     104,148
                                                    ------------
                                                         400,649
                                                    ------------
                    GAS: 0.0%
        950         KeySpan Corp.                         34,865
      1,540         Sempra Energy                         53,022
                                                    ------------
                                                          87,887
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        620         Black & Decker Corp.                  38,521
        200         Snap-On, Inc.                          6,710
        500         Stanley Works                         22,790
                                                    ------------
                                                          68,021
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES S                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 1.0%
        300         Bausch & Lomb, Inc.             $     19,521
      3,350         Baxter Intl., Inc.                   115,609
      1,730         Becton Dickinson & Co.                89,614
      1,350         Biomet, Inc.                          59,994
      4,150    @    Boston Scientific Corp.              177,620
        600         CR Bard, Inc.                         33,990
      1,580         Guidant Corp.                         88,290
     15,250         Johnson & Johnson                    849,425
      6,150         Medtronic, Inc.                      299,628
        900    @    St. Jude Medical, Inc.                68,085
      1,900         Stryker Corp.                        104,500
      2,100    @    Zimmer Holdings, Inc.                185,220
                                                    ------------
                                                       2,091,496
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.3%
      1,010         Aetna, Inc.                           85,850
        940    @    Anthem, Inc.                          84,186
      1,000         HCA, Inc.                             41,590
      1,100    @    Humana, Inc.                          18,590
        500         Manor Care, Inc.                      16,340
        500         Quest Diagnostics                     42,475
      4,250         UnitedHealth Group, Inc.             264,563
      1,310    @    WellPoint Health Networks            146,733
                                                    ------------
                                                         700,327
                                                    ------------
                    HOME BUILDERS: 0.0%
        650         Centex Corp.                          29,738
                                                    ------------
                                                          29,738
                                                    ------------
                    HOME FURNISHINGS: 0.0%
      1,100         Leggett & Platt, Inc.                 29,381
        300         Whirlpool Corp.                       20,580
                                                    ------------
                                                          49,961
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        550         Avery Dennison Corp.                  35,206
      1,000         Clorox Co.                            53,780
        800         Fortune Brands, Inc.                  60,344
                                                    ------------
                                                         149,330
                                                    ------------
                    INSURANCE: 1.3%
      2,000    @@   ACE Ltd.                              84,560
      2,650         Aflac, Inc.                          108,147
      4,800         Allstate Corp.                       223,439
        450         Ambac Financial Group, Inc.           33,048
     13,150         American Intl. Group, Inc.           937,331
      1,550         AON Corp.                             44,129
      1,250         Chubb Corp.                           85,225
      1,260         Cigna Corp.                           86,701
        840         Cincinnati Financial Corp.            36,557
      1,400         Hartford Financial Services
                      Group, Inc.                         96,236
        300         Jefferson-Pilot Corp.                 15,240
      1,250         Lincoln National Corp.                59,063
      1,000         Loews Corp.                           59,960
      2,650         Marsh & McLennan Cos., Inc.          120,257
        750         MBIA, Inc.                            42,840
      3,850         Metlife, Inc.                        138,023
        500         MGIC Investment Corp.                 37,930
      1,650         Principal Financial Group             57,387
      1,900         Progressive Corp.                    162,070
      2,700         Prudential Financial, Inc.           125,469
        900         Safeco Corp.                          39,600
      5,700         St. Paul Cos.                        231,077
        850         Torchmark Corp.                       45,730
        700    @@   XL Capital Ltd.                       52,822
                                                    ------------
                                                       2,922,841
                                                    ------------
                    INTERNET: 0.2%
      3,200    @    eBay, Inc.                           294,240
        700    @    Monster Worldwide, Inc.               18,004


  Shares                                               Value
----------------------------------------------------------------
      2,650    @    Symantec Corp.                  $    116,017
      2,350    @    Yahoo!, Inc.                          85,376
                                                    ------------
                                                         513,637
                                                    ------------
                    IRON/STEEL: 0.0%
        400         Nucor Corp.                           30,704
        700         United States Steel Corp.             24,584
                                                    ------------
                                                          55,288
                                                    ------------
                    LEISURE TIME: 0.1%
        550         Brunswick Corp.                       22,440
      3,200         Carnival Corp.                       150,400
      1,500         Harley-Davidson, Inc.                 92,910
        750         Sabre Holdings Corp.                  20,783
                                                    ------------
                                                         286,533
                                                    ------------
                    LODGING: 0.1%
        530         Harrah's Entertainment, Inc.          28,673
      1,850         Hilton Hotels Corp.                   34,521
      1,200         Marriott Intl., Inc.                  59,856
      1,000         Starwood Hotels & Resorts
                      Worldwide, Inc.                     44,850
                                                    ------------
                                                         167,900
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      2,400         Caterpillar, Inc.                    190,656
                                                    ------------
                                                         190,656
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
      2,100         Deere & Co.                          147,294
        900         Rockwell Automation, Inc.             33,759
                                                    ------------
                                                         181,053
                                                    ------------
                    MEDIA: 0.7%
      3,150         Clear Channel Communications,
                      Inc.                               116,393
        400         Dow Jones & Co., Inc.                 18,040
      1,350         Gannett Co., Inc.                    114,548
        400         Knight-Ridder, Inc.                   28,800
      1,700         McGraw-Hill Cos., Inc.               130,169
        340         Meredith Corp.                        18,686
        750         New York Times Co.                    33,533
     22,800    @    Time Warner, Inc.                    400,823
      1,550         Tribune Co.                           70,587
      8,800         Viacom, Inc.                         314,335
     10,650         Walt Disney Co.                      271,469
                                                    ------------
                                                       1,517,383
                                                    ------------
                    MINING: 0.1%
      4,850         Alcoa, Inc.                          160,195
        900         Newmont Mining Corp.                  34,884
        850         Phelps Dodge Corp.                    65,884
                                                    ------------
                                                         260,963
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 1.5%
      6,850         3M Co.                               616,568
        500         Cooper Industries Ltd.                29,705
        200         Crane Co.                              6,278
      1,600         Danaher Corp.                         82,960
      1,100         Dover Corp.                           46,310
        560         Eastman Kodak Co.                     15,109
        750         Eaton Corp.                           48,555
     51,300         General Electric Co.               1,662,119
      4,300         Honeywell Intl., Inc.                157,509
      1,550         Illinois Tool Works, Inc.            148,630
        350    @@   Ingersoll-Rand Co.                    23,909
        400         ITT Industries, Inc.                  33,200
        600         Pall Corp.                            15,714
        570         Textron, Inc.                         33,830
     13,700    @@   Tyco Intl. Ltd.                      454,017
                                                    ------------
                                                       3,374,413
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES S                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,350         Pitney Bowes, Inc.              $     59,738
      3,750    @    Xerox Corp.                           54,375
                                                    ------------
                                                         114,113
                                                    ------------
                    OIL AND GAS: 1.8%
        620         Amerada Hess Corp.                    49,098
      1,200         Anadarko Petroleum Corp.              70,320
      1,672         Apache Corp.                          72,816
      2,750         Burlington Resources, Inc.            99,495
      8,600         ChevronTexaco Corp.                  809,345
      3,450         ConocoPhillips                       263,200
      2,000         Devon Energy Corp.                   132,000
        600         EOG Resources, Inc.                   35,826
     41,950         Exxon Mobil Corp.                  1,862,999
        500         Kerr-McGee Corp.                      26,885
      2,350         Marathon Oil Corp.                    88,924
        300   @,@@  Nabors Industries Ltd.                13,566
        700    @    Noble Corp.                           26,523
      3,260         Occidental Petroleum Corp.           157,817
        600         Sunoco, Inc.                          38,172
        650    @    Transocean, Inc.                      18,811
      1,450         Unocal Corp.                          55,100
      1,100         Valero Energy Corp.                   81,136
                                                    ------------
                                                       3,902,033
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        650         Baker Hughes, Inc.                    24,473
        750    @    BJ Services Co.                       34,380
      1,200         Schlumberger Ltd                      76,212
                                                    ------------
                                                         135,065
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        430         Ball Corp.                            30,982
        800         Bemis Co.                             22,600
      1,200    @    Pactiv Corp.                          29,928
        700    @    Sealed Air Corp.                      37,289
                                                    ------------
                                                         120,799
                                                    ------------
                    PHARMACEUTICALS: 1.6%
      3,200         Abbott Laboratories                  130,432
        650         Allergan, Inc.                        58,188
        550         Amerisourcebergen Corp.               32,879
     10,050         Bristol-Myers Squibb Co.             246,225
      2,200         Cardinal Health, Inc.                154,110
      3,000    @    Caremark Rx, Inc.                     98,820
      5,800         Eli Lilly & Co.                      405,478
        400    @    Express Scripts, Inc.                 31,692
      1,800    @    Forest Laboratories, Inc.            101,934
        800    @    Hospira Inc                           22,080
      1,500    @    King Pharmaceuticals, Inc.            17,175
      1,796    @    Medco Health Solutions, Inc.          67,350
     11,550         Merck & Co., Inc.                    548,625
      1,450         Mylan Laboratories                    29,363
     38,340         Pfizer, Inc.                       1,314,294
        900    @    Watson Pharmaceuticals, Inc.          24,210
      6,700         Wyeth                                242,272
                                                    ------------
                                                       3,525,127
                                                    ------------
                    PIPELINES: 0.0%
        650         Kinder Morgan, Inc.                   38,539
      2,650         Williams Cos., Inc.                   31,535
                                                    ------------
                                                          70,074
                                                    ------------
                    REITS: 0.0%
        400         Simon Property Group, Inc.            20,568
                                                    ------------
                                                          20,568
                                                    ------------
                    RETAIL: 1.8%
        550    @    Autonation, Inc.                       9,405
        450    @    Autozone, Inc.                        36,045
      1,550    @    Bed Bath & Beyond, Inc.               59,598


  Shares                                               Value
----------------------------------------------------------------
      2,800         Best Buy Co., Inc.              $    142,072
      2,450         Costco Wholesale Corp.               100,622
      2,000         CVS Corp.                             84,040
        900         Darden Restaurants, Inc.              18,495
      1,600         Dollar General Corp                   31,296
        350         Family Dollar Stores                  10,647
      1,200         Federated Department Stores           58,920
      7,880         Gap, Inc.                            191,090
     11,650         Home Depot, Inc.                     410,079
      1,650         JC Penney Co., Inc. Holding
                      Co.                                 62,304
      4,450         Limited Brands                        83,215
      4,070         Lowe's Cos., Inc.                    213,878
      2,100         May Department Stores Co.             57,729
      8,550         McDonald's Corp.                     222,299
      1,150         Nordstrom, Inc.                       49,002
      1,990    @    Office Depot, Inc.                    35,641
      1,390         RadioShack Corp.                      39,796
      1,150         Sears Roebuck and Co.                 43,424
      4,320         Staples, Inc.                        126,619
      2,700    @    Starbucks Corp.                      117,396
      4,600         Target Corp.                         195,362
      2,450         TJX Cos., Inc.                        59,143
      1,150    @    Toys R US, Inc.                       18,320
     22,100         Wal-Mart Stores, Inc.              1,165,995
      5,200         Walgreen Co.                         188,292
        900         Wendy's Intl., Inc.                   31,356
      1,450         Yum! Brands, Inc.                     53,969
                                                    ------------
                                                       3,916,049
                                                    ------------
                    SAVINGS AND LOANS: 0.1%
        760         Golden West Financial Corp.           80,826
      4,700         Washington Mutual, Inc.              181,608
                                                    ------------
                                                         262,434
                                                    ------------
                    SEMICONDUCTORS: 0.9%
      1,850    @    Advanced Micro Devices, Inc.          29,415
      1,850    @    Altera Corp                           41,107
      1,950         Analog Devices, Inc.                  91,806
      8,650    @    Applied Materials, Inc.              169,713
      1,250    @    Applied Micro Circuits Corp.           6,650
      1,500    @    Broadcom Corp.                        70,155
     32,900         Intel Corp.                          908,040
        950    @    Kla-Tencor Corp.                      46,911
      1,600         Linear Technology Corp.               63,152
      1,600    @    LSI Logic Corp.                       12,192
      1,650         Maxim Integrated Products             86,493
      3,250    @    Micron Technology, Inc.               49,758
      2,000    @    National Semiconductor Corp.          43,980
        700    @    Novellus Systems, Inc.                22,008
      1,000    @    Teradyne, Inc.                        22,700
      9,000         Texas Instruments, Inc.              217,620
      1,700         Xilinx Inc                            56,627
                                                    ------------
                                                       1,938,327
                                                    ------------
                    SOFTWARE: 1.5%
      1,250         Adobe Systems, Inc.                   58,125
        700         Autodesk, Inc.                        29,967
      3,250         Automatic Data Processing            136,110
      1,860    @    BMC Software, Inc.                    34,410
      1,200    @    Citrix Systems, Inc.                  24,432
      3,000         Computer Associates Intl.,
                      Inc.                                84,180
      2,450    @    Compuware Corp.                       16,170
      1,520    @    Electronic Arts, Inc.                 82,916
      4,578         First Data Corp.                     203,813
        900    @    Fiserv, Inc.                          35,001
      1,900         IMS Health, Inc.                      44,536
        950    @    Intuit, Inc.                          36,651
        160    @    Mercury Interactive Corp.              7,973
     73,500         Microsoft Corp.                    2,099,160
      3,200    @    Novell, Inc.                          26,848
     26,600    @    Oracle Corp.                         317,338
      1,500    @    Peoplesoft, Inc.                      27,750

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES S                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      3,940    @    Siebel Systems, Inc.            $     42,079
      2,100    @    Veritas Software Corp.                58,170
                                                    ------------
                                                       3,365,629
                                                    ------------
                    TELECOMMUNICATIONS: 1.7%
      1,600         Alltel Corp.                          80,992
      4,000         AT&T Corp.                            58,520
      5,500    @    AT&T Wireless Services, Inc.          78,760
      2,050    @    Avaya, Inc.                           32,370
     12,350         Bellsouth Corp.                      323,817
        800         CenturyTel, Inc.                      24,032
     34,200    @    Cisco Systems, Inc.                  810,539
      1,300    @    Citizens Communications Co.           15,730
      1,200    @    Comverse Technology, Inc.             23,928
      7,200    @    Corning, Inc.                         94,032
     20,750    @    Lucent Technologies, Inc.             78,435
     20,300         Motorola, Inc.                       370,475
      5,600    @    Nextel Communications, Inc.          149,296
      5,450         Qualcomm, Inc.                       397,741
     17,000         SBC Communications, Inc.             412,250
      1,250         Scientific-Atlanta, Inc.              43,125
      7,450         Sprint Corp.-FON Group               131,120
      3,000    @    Tellabs, Inc.                         26,220
     14,400         Verizon Communications, Inc.         521,136
                                                    ------------
                                                       3,672,518
                                                    ------------
                    TEXTILES: 0.0%
        800         Cintas Corp.                          38,136
                                                    ------------
                                                          38,136
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
      1,300         Hasbro, Inc.                          24,700
                                                    ------------
                                                          24,700
                                                    ------------
                    TRANSPORTATION: 0.3%
      1,800         Burlington Northern Santa Fe
                      Corp.                               63,126
      1,500         FedEx Corp                           122,535
      2,050         Norfolk Southern Corp.                54,366
        500         Ryder System, Inc.                    20,035
      5,850         United Parcel Service, Inc.          439,745
                                                    ------------
                                                         699,807
                                                    ------------
                    Total Common Stock
                      (Cost $49,539,678)              56,086,504
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
         U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.0%
                    FEDERAL HOME LOAN BANK: 16.2%
$40,000,000         3.850%, due 09/14/07            $ 35,547,640
                                                    ------------
                                                      35,547,640
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 16.5%
 40,000,000         3.720%, due 09/14/07              35,678,240
    538,000         3.720%, due 09/15/07                 479,839
                                                    ------------
                                                      36,158,079
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 20.3%
$50,000,000         3.940%, due 09/14/07            $ 44,322,951
                                                    ------------
                                                      44,322,951
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $117,353,358)            116,028,670
                                                    ------------
                  U.S. TREASURY OBLIGATIONS: 16.5%
                    U.S. TREASURY STRIP PRINCIPAL: 16.5%
 39,865,000         3.320%, due 08/15/07              35,992,354
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $36,306,662)              35,992,354
                                                    ------------
CORPORATE BONDS: 4.7%
                    SOVEREIGN: 4.7%
 10,163,000         Israel Trust, 3.950%, due
                      11/15/07                         8,951,418
  1,450,000         Turkey Trust, 3.950%, due
                      11/15/07                         1,277,138
                                                    ------------
                    Total Corporate Bonds
                      (Cost $10,454,713)              10,228,556
                                                    ------------
REPURCHASE AGREEMENT: 0.3%
                    REPURCHASE AGREEMENT: 0.3%
    598,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $598,025 to be received upon
                      repurchase (Collateralized
                      by $649,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $610,516
                      due 03/16/29)                      598,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $598,000)                    598,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $214,252,411)*         100.1%   $218,934,084
             OTHER ASSETS AND
               LIABILITIES-NET               (0.1)       (157,577)
                                            -----    ------------
             NET ASSETS                     100.0%   $218,776,507
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $215,223,118.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 6,143,407
      Gross Unrealized Depreciation                   (2,432,441)
                                                     -----------
      Net Unrealized Appreciation                    $ 3,710,966
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES T                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 26.2%
                    ADVERTISING: 0.1%
      2,300    @    Interpublic Group of Cos.,
                      Inc.                          $     31,579
        900         Omnicom Group                         68,301
                                                    ------------
                                                          99,880
                                                    ------------
                    AEROSPACE/DEFENSE: 0.5%
      4,700         Boeing Co.                           240,122
      1,400         General Dynamics Corp.               139,020
        400         Goodrich Corp.                        12,932
      1,800         Lockheed Martin Corp.                 93,744
      1,300         Northrop Grumman Corp.                69,810
      1,750         Raytheon Co.                          62,598
        990         Rockwell Collins, Inc.                32,987
      2,100         United Technologies Corp.            192,108
                                                    ------------
                                                         843,321
                                                    ------------
                    AGRICULTURE: 0.3%
      8,550         Altria Group, Inc.                   427,928
      1,200         Monsanto Co.                          46,200
        400         RJ Reynolds Tobacco Holdings,
                      Inc.                                27,036
        700         UST, Inc.                             25,200
                                                    ------------
                                                         526,364
                                                    ------------
                    APPAREL: 0.1%
        450         Jones Apparel Group, Inc.             17,766
        730         Liz Claiborne, Inc.                   26,265
      1,850         Nike, Inc.                           140,138
        300         Reebok Intl. Ltd.                     10,794
        600         VF Corp.                              29,220
                                                    ------------
                                                         224,183
                                                    ------------
                    AUTO MANUFACTURERS: 0.2%
     12,990         Ford Motor Co.                       203,293
      2,250         General Motors Corp                  104,828
      1,250         Paccar, Inc.                          72,488
                                                    ------------
                                                         380,609
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        750         Dana Corp.                            14,700
        300         Johnson Controls, Inc.                16,014
                                                    ------------
                                                          30,714
                                                    ------------
                    BANKS: 2.0%
      1,550         Amsouth Bancorp                       39,479
     11,360         Bank of America Corp.                961,282
      3,150         Bank of New York Co., Inc.            92,862
      4,550         Bank One Corp.                       232,050
        900         BB&T Corp.                            33,273
        900         Charter One Financial, Inc.           39,771
        900         Comerica, Inc.                        49,392
      2,300         Fifth Third Bancorp                  123,694
        550         First Horizon National Corp           25,009
      1,200         Huntington Bancshares, Inc.           27,480
      2,300         Keycorp                               68,747
        200         M & T Bank Corp.                      17,460
      1,100         Marshall & Ilsley Corp.               42,999
      2,250         Mellon Financial Corp.                65,993
      2,500         National City Corp.                   87,525
        700         North Fork Bancorporation,
                      Inc.                                26,635
      1,100         Northern Trust Corp.                  46,508
      1,100         PNC Financial Services Group,
                      Inc.                                58,388
      1,150         Regions Financial Corp.               42,033
      1,400         SouthTrust Corp.                      54,334
      1,400         State Street Corp                     68,656
      1,350         SunTrust Banks, Inc.                  87,737
      1,200         Synovus Financial Corp.               30,384
        300         Union Planters Corp.                   8,943


  Shares                                               Value
----------------------------------------------------------------
      7,900         US Bancorp                      $    217,724
      9,400         Wachovia Corp.                       418,299
      7,100         Wells Fargo & Co.                    406,332
        600         Zions Bancorporation                  36,870
                                                    ------------
                                                       3,409,859
                                                    ------------
                    BEVERAGES: 0.7%
      1,350         Anheuser-Busch Cos., Inc.             72,900
        500         Brown-Forman Corp.                    24,135
     13,700         Coca-Cola Co.                        691,576
      2,000         Coca-Cola Enterprises, Inc.           57,980
      1,400         Pepsi Bottling Group, Inc.            42,756
      6,950         PepsiCo, Inc.                        374,466
                                                    ------------
                                                       1,263,813
                                                    ------------
                    BIOTECHNOLOGY: 0.2%
      5,250    @    Amgen, Inc.                          286,492
        550    @    Biogen IDEC, Inc.                     34,788
        800    @    Chiron Corp.                          35,711
        350    @    Genzyme Corp.                         16,566
        250    @    Millipore Corp.                       14,093
                                                    ------------
                                                         387,650
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,050    @    American Standard Cos., Inc.          42,326
      3,100         Masco Corp.                           96,657
        550         Vulcan Materials Co                   26,153
                                                    ------------
                                                         165,136
                                                    ------------
                    CHEMICALS: 0.3%
      1,050         Air Products & Chemicals, Inc.        55,073
        400         Ashland, Inc.                         21,124
      4,150         Dow Chemical Co.                     168,904
        350         Eastman Chemical Co.                  16,181
      1,150         Ecolab, Inc.                          36,455
        800         Engelhard Corp                        25,848
        600         International Flavors &
                      Fragrances, Inc.                    22,440
      1,300         PPG Industries, Inc.                  81,237
      1,400         Praxair, Inc.                         55,874
      1,200         Rohm & Haas Co.                       49,896
        800         Sherwin-Williams Co.                  33,240
        400         Sigma-Aldrich Corp.                   23,844
                                                    ------------
                                                         590,116
                                                    ------------
                    COMMERCIAL SERVICES: 0.3%
        700    @    Apollo Group, Inc.                    61,803
      7,100         Cendant Corp.                        173,808
        100         Deluxe Corp.                           4,350
        550         Equifax, Inc.                         13,613
        750         H&R Block, Inc.                       35,760
        600         Moody's Corp.                         38,796
      2,050         Paychex, Inc.                         69,454
        900         Robert Half Intl., Inc.               26,793
        550         RR Donnelley & Sons Co.               18,161
                                                    ------------
                                                         442,538
                                                    ------------
                    COMPUTERS: 1.0%
      1,600    @    Apple Computer Inc                    52,064
        800    @    Computer Sciences Corp.               37,144
     10,450    @    Dell, Inc.                           374,319
      9,900    @    EMC Corp.                            112,860
      1,700    @    Gateway Inc                            7,650
     12,450         Hewlett-Packard Co.                  262,695
      7,100         International Business
                      Machines Corp.                     625,865
        680    @    Lexmark International Inc             65,640
        350    @    NCR Corp.                             17,357
      2,300    @    Network Appliance, Inc.               49,519
      5,350    @    Sun Microsystems, Inc.                23,219

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES T                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      1,250    @    Sungard Data Systems, Inc.      $     32,500
      1,450    @    Unisys Corp.                          20,126
                                                    ------------
                                                       1,680,958
                                                    ------------
                    COSMETICS/PERSONAL CARE: 0.8%
        450         Alberto-Culver Co.                    22,563
      1,950         Avon Products, Inc.                   89,973
      2,150         Colgate-Palmolive Co.                125,668
      7,100         Gillette Co.                         301,040
      2,050         Kimberly-Clark Corp.                 135,054
     14,350         Procter & Gamble Co.                 781,214
                                                    ------------
                                                       1,455,512
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        650         Genuine Parts Co.                     25,792
        700         WW Grainger, Inc.                     40,250
                                                    ------------
                                                          66,042
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.1%
      5,250         American Express Co.                 269,745
        590         Bear Stearns Cos Inc/The              49,743
      1,250         Capital One Financial Corp.           85,475
      6,400         Charles Schwab Corp.                  61,504
     21,300         Citigroup, Inc.                      990,449
      1,999         Countrywide Financial Corp.          140,430
      1,650    @    E*Trade Financial Corp.               18,398
      3,950         Fannie Mae                           281,871
        500         Federated Investors, Inc.             15,170
      1,300         Franklin Resources, Inc.              65,104
      2,750         Goldman Sachs Group, Inc.            258,940
      1,050         Janus Capital Group, Inc.             17,315
      8,550         JP Morgan Chase & Co.                331,483
      1,150         Lehman Brothers Holdings Inc          86,538
      5,100         MBNA Corp.                           131,529
      5,400         Merrill Lynch & Co., Inc.            291,491
      4,600         Morgan Stanley                       242,742
      1,710    @    Providian Financial Corp.             25,086
      1,950         SLM Corp.                             78,878
        550         T Rowe Price Group, Inc.              27,720
                                                    ------------
                                                       3,469,611
                                                    ------------
                    ELECTRIC: 0.6%
      4,400    @    AES Corp.                             43,692
        800         Ameren Corp.                          34,368
      1,600         American Electric Power Co.,
                      Inc.                                51,200
      1,500         Centerpoint Energy, Inc.              17,250
        350         Cinergy Corp.                         13,300
        400         Consolidated Edison, Inc.             15,904
        900         Constellation Energy Group,
                      Inc.                                34,110
      4,450         Duke Energy Corp.                     90,290
      2,390         Edison Intl.                          61,112
        950         Entergy Corp.                         53,210
      2,750         Exelon Corp.                          91,547
      1,350         FirstEnergy Corp.                     50,504
        750         FPL Group, Inc.                       47,963
      1,100         NiSource, Inc.                        22,682
      1,750    @    PG&E Corp.                            48,895
        350         Pinnacle West Capital Corp.           14,137
        700         PPL Corp.                             32,130
        550         Progress Energy, Inc.                 24,228
      1,100         Public Service Enterprise
                      Group, Inc.                         44,033
      3,100         Southern Co.                          90,364
      1,850         TXU Corp.                             74,943
      1,550         Xcel Energy, Inc.                     25,901
                                                    ------------
                                                         981,763
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      1,750         Emerson Electric Co.            $    111,213
                                                    ------------
                                                         111,213
                                                    ------------
                    ELECTRONICS: 0.2%
      2,350    @    Agilent Technologies, Inc.            68,808
      1,200         Applera Corp. -- Applied
                      Biosystems Group                    26,100
      1,000    @    Jabil Circuit, Inc.                   25,180
        600         Parker Hannifin Corp.                 35,676
        800         Perkinelmer, Inc.                     16,032
      3,600    @    Sanmina-SCI Corp.                     32,760
      3,200    @    Solectron Corp.                       20,704
      1,000         Symbol Technologies, Inc.             14,740
        500         Tektronix, Inc.                       17,010
        600    @    Thermo Electron Corp                  18,444
        550    @    Waters Corp.                          26,279
                                                    ------------
                                                         301,733
                                                    ------------
                    ENTERTAINMENT: 0.0%
      1,750         International Game Technology         67,550
                                                    ------------
                                                          67,550
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
      1,000    @    Allied Waste Industries, Inc.         13,180
      2,500         Waste Management, Inc.                76,625
                                                    ------------
                                                          89,805
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      2,850         Freddie Mac                          180,405
                                                    ------------
                                                         180,405
                                                    ------------
                    FOOD: 0.3%
      2,550         Archer-Daniels-Midland Co.            42,789
      2,500         Conagra Foods, Inc.                   67,700
        350         General Mills, Inc.                   16,636
      1,100         Hershey Foods Corp.                   50,897
      1,700         HJ Heinz Co.                          66,640
      2,000         Kellogg Co.                           83,699
        650         McCormick & Co., Inc.                 22,100
        700    @    Safeway, Inc.                         17,738
      3,200         Sara Lee Corp.                        73,568
        750         Supervalu, Inc.                       22,958
      1,050         Sysco Corp.                           37,664
        900         WM Wrigley Jr Co.                     56,745
                                                    ------------
                                                         559,134
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.2%
        150         Boise Cascade Corp.                    5,646
      1,550         Georgia-Pacific Corp.                 57,319
      2,100         International Paper Co.               93,869
        650         Louisiana-Pacific Corp.               15,373
        850         MeadWestvaco Corp.                    24,982
        700         Plum Creek Timber Co., Inc.           22,806
        250         Temple-Inland, Inc.                   17,313
      1,350         Weyerhaeuser Co.                      85,212
                                                    ------------
                                                         322,520
                                                    ------------
                    GAS: 0.0%
        700         KeySpan Corp.                         25,690
      1,050         Sempra Energy                         36,152
                                                    ------------
                                                          61,842
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        490         Black & Decker Corp.                  30,444
        200         Snap-On, Inc.                          6,710
        400         Stanley Works                         18,232
                                                    ------------
                                                          55,386
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES T                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 1.0%
        300         Bausch & Lomb, Inc.             $     19,521
      2,450         Baxter Intl., Inc.                    84,550
      1,400         Becton Dickinson & Co.                72,520
        950         Biomet, Inc.                          42,218
      3,400    @    Boston Scientific Corp.              145,520
        500         CR Bard, Inc.                         28,325
      1,270         Guidant Corp.                         70,968
     12,350         Johnson & Johnson                    687,894
      4,900         Medtronic, Inc.                      238,727
        700    @    St. Jude Medical, Inc.                52,955
      1,600         Stryker Corp.                         88,000
      1,700    @    Zimmer Holdings, Inc.                149,940
                                                    ------------
                                                       1,681,138
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.3%
        830         Aetna, Inc.                           70,550
        880    @    Anthem, Inc.                          78,813
        800         HCA, Inc.                             33,272
        900    @    Humana, Inc.                          15,210
        500         Manor Care, Inc.                      16,340
        400         Quest Diagnostics                     33,980
      3,500         UnitedHealth Group, Inc.             217,875
      1,010    @    WellPoint Health Networks            113,130
                                                    ------------
                                                         579,170
                                                    ------------
                    HOME BUILDERS: 0.0%
        780         Centex Corp.                          35,685
                                                    ------------
                                                          35,685
                                                    ------------
                    HOME FURNISHINGS: 0.0%
      1,000         Leggett & Platt, Inc.                 26,710
        300         Whirlpool Corp.                       20,580
                                                    ------------
                                                          47,290
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        450         Avery Dennison Corp.                  28,805
        850         Clorox Co.                            45,713
        600         Fortune Brands, Inc.                  45,258
                                                    ------------
                                                         119,776
                                                    ------------
                    INSURANCE: 1.4%
      1,950    @@   ACE Ltd.                              82,446
      2,100         Aflac, Inc.                           85,701
      3,900         Allstate Corp.                       181,544
        500         Ambac Financial Group, Inc.           36,720
     10,800         American Intl. Group, Inc.           769,823
      1,450         AON Corp.                             41,282
        900         Chubb Corp.                           61,362
        920         Cigna Corp.                           63,305
        682         Cincinnati Financial Corp.            29,681
      1,350         Hartford Financial Services
                      Group, Inc.                         92,799
        250         Jefferson-Pilot Corp.                 12,700
      1,050         Lincoln National Corp.                49,613
        950         Loews Corp.                           56,962
      2,150         Marsh & McLennan Cos., Inc.           97,567
        700         MBIA, Inc.                            39,984
      3,050         Metlife, Inc.                        109,343
        500         MGIC Investment Corp.                 37,930
      1,550         Principal Financial Group             53,909
      1,550         Progressive Corp.                    132,215
      2,200         Prudential Financial, Inc.           102,234
        550         Safeco Corp.                          24,200
      4,650         St. Paul Cos.                        188,510
        450         Torchmark Corp.                       24,210
        600    @@   XL Capital Ltd.                       45,276
                                                    ------------
                                                       2,419,316
                                                    ------------
                    INTERNET: 0.2%
      2,600    @    eBay, Inc.                           239,070
        700    @    Monster Worldwide, Inc.               18,004


  Shares                                               Value
----------------------------------------------------------------
      2,150    @    Symantec Corp.                  $     94,127
      2,250    @    Yahoo!, Inc.                          81,743
                                                    ------------
                                                         432,944
                                                    ------------
                    IRON/STEEL: 0.0%
        400         Nucor Corp.                           30,704
        550         United States Steel Corp.             19,316
                                                    ------------
                                                          50,020
                                                    ------------
                    LEISURE TIME: 0.1%
        560         Brunswick Corp.                       22,848
      2,550         Carnival Corp.                       119,850
      1,450         Harley-Davidson, Inc.                 89,813
        750         Sabre Holdings Corp.                  20,783
                                                    ------------
                                                         253,294
                                                    ------------
                    LODGING: 0.1%
        550         Harrah's Entertainment, Inc.          29,755
      1,300         Hilton Hotels Corp.                   24,258
        950         Marriott Intl., Inc.                  47,386
        800         Starwood Hotels & Resorts
                      Worldwide, Inc.                     35,880
                                                    ------------
                                                         137,279
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      1,950         Caterpillar, Inc.                    154,908
                                                    ------------
                                                         154,908
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
      1,750         Deere & Co.                          122,745
        850         Rockwell Automation, Inc.             31,884
                                                    ------------
                                                         154,629
                                                    ------------
                    MEDIA: 0.7%
      2,550         Clear Channel Communications,
                      Inc.                                94,223
        300         Dow Jones & Co., Inc.                 13,530
      1,100         Gannett Co., Inc.                     93,335
        300         Knight-Ridder, Inc.                   21,600
      1,300         McGraw-Hill Cos., Inc.                99,541
        300         Meredith Corp.                        16,488
        900         New York Times Co.                    40,239
     18,250    @    Time Warner, Inc.                    320,834
      1,550         Tribune Co.                           70,587
      7,100         Viacom, Inc.                         253,612
      8,250         Walt Disney Co.                      210,293
                                                    ------------
                                                       1,234,282
                                                    ------------
                    MINING: 0.1%
      3,800         Alcoa, Inc.                          125,514
        750         Newmont Mining Corp.                  29,070
        650         Phelps Dodge Corp.                    50,382
                                                    ------------
                                                         204,966
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 1.6%
      5,550         3M Co.                               499,555
        350         Cooper Industries Ltd.                20,794
        100         Crane Co.                              3,139
      1,500         Danaher Corp.                         77,775
        850         Dover Corp.                           35,785
        480         Eastman Kodak Co.                     12,950
        650         Eaton Corp.                           42,081
     41,850         General Electric Co.               1,355,939
      3,450         Honeywell Intl., Inc.                126,374
      1,250         Illinois Tool Works, Inc.            119,863
        300    @@   Ingersoll-Rand Co.                    20,493
        330         ITT Industries, Inc.                  27,390
        500         Pall Corp.                            13,095
        650         Textron, Inc.                         38,578
     11,200    @@   Tyco Intl. Ltd.                      371,167
                                                    ------------
                                                       2,764,978
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES T                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,050         Pitney Bowes, Inc.              $     46,463
      3,700    @    Xerox Corp.                           53,650
                                                    ------------
                                                         100,113
                                                    ------------
                    OIL AND GAS: 1.8%
        350         Amerada Hess Corp.                    27,717
      1,000         Anadarko Petroleum Corp.              58,600
      1,554         Apache Corp.                          67,677
      2,500         Burlington Resources, Inc.            90,450
      7,000         ChevronTexaco Corp.                  658,769
      2,850         ConocoPhillips                       217,427
      1,600         Devon Energy Corp.                   105,600
        500         EOG Resources, Inc.                   29,855
     31,500         Exxon Mobil Corp.                  1,398,914
        400         Kerr-McGee Corp.                      21,508
      1,900         Marathon Oil Corp.                    71,896
        200   @,@@  Nabors Industries Ltd.                 9,044
        600    @    Noble Corp.                           22,734
      2,700         Occidental Petroleum Corp.           130,707
        500         Sunoco, Inc.                          31,810
        510    @    Transocean, Inc.                      14,759
      1,400         Unocal Corp.                          53,200
        900         Valero Energy Corp.                   66,384
                                                    ------------
                                                       3,077,051
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        450         Baker Hughes, Inc.                    16,943
        600    @    BJ Services Co.                       27,504
      1,000         Schlumberger Ltd                      63,510
                                                    ------------
                                                         107,957
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        300         Ball Corp.                            21,615
        600         Bemis Co.                             16,950
        700    @    Pactiv Corp.                          17,458
        600    @    Sealed Air Corp.                      31,962
                                                    ------------
                                                          87,985
                                                    ------------
                    PHARMACEUTICALS: 1.6%
      2,600         Abbott Laboratories                  105,976
        550         Allergan, Inc.                        49,236
        450         Amerisourcebergen Corp.               26,901
      8,000         Bristol-Myers Squibb Co.             196,000
      1,800         Cardinal Health, Inc.                126,090
      2,450    @    Caremark Rx, Inc.                     80,703
      4,600         Eli Lilly & Co.                      321,586
        400    @    Express Scripts, Inc.                 31,692
      1,700    @    Forest Laboratories, Inc.             96,271
        650    @    Hospira Inc                           17,940
      1,220    @    King Pharmaceuticals, Inc.            13,969
      1,441    @    Medco Health Solutions, Inc.          54,038
      9,050         Merck & Co., Inc.                    429,874
      1,200         Mylan Laboratories                    24,300
     31,270         Pfizer, Inc.                       1,071,935
        600    @    Watson Pharmaceuticals, Inc.          16,140
      5,400         Wyeth                                195,264
                                                    ------------
                                                       2,857,915
                                                    ------------
                    PIPELINES: 0.0%
        550         Kinder Morgan, Inc.                   32,610
      2,150         Williams Cos., Inc.                   25,585
                                                    ------------
                                                          58,195
                                                    ------------
                    REITS: 0.0%
        350         Simon Property Group, Inc.            17,997
                                                    ------------
                                                          17,997
                                                    ------------
                    RETAIL: 1.8%
      1,050    @    Autonation, Inc.                      17,955
        350    @    Autozone, Inc.                        28,035
      1,150    @    Bed Bath & Beyond, Inc.               44,218


  Shares                                               Value
----------------------------------------------------------------
      2,200         Best Buy Co., Inc.              $    111,628
      1,950         Costco Wholesale Corp.                80,087
      1,650         CVS Corp.                             69,333
        850         Darden Restaurants, Inc.              17,468
      1,300         Dollar General Corp                   25,428
        700         Family Dollar Stores                  21,294
      1,250         Federated Department Stores           61,375
      6,340         Gap, Inc.                            153,745
      9,500         Home Depot, Inc.                     334,399
      1,150         JC Penney Co., Inc. Holding
                      Co.                                 43,424
      3,350         Limited Brands                        62,645
      3,190         Lowe's Cos., Inc.                    167,634
      1,200         May Department Stores Co.             32,988
      7,000         McDonald's Corp.                     181,999
        750         Nordstrom, Inc.                       31,958
      2,000    @    Office Depot, Inc.                    35,820
      1,110         RadioShack Corp.                      31,779
        900         Sears Roebuck and Co.                 33,984
      2,670         Staples, Inc.                         78,258
      2,200    @    Starbucks Corp.                       95,656
      3,700         Target Corp.                         157,139
      2,350         TJX Cos., Inc.                        56,729
      1,150    @    Toys R US, Inc.                       18,320
     18,100         Wal-Mart Stores, Inc.                954,955
      4,250         Walgreen Co.                         153,893
        700         Wendy's Intl., Inc.                   24,388
      1,150         Yum! Brands, Inc.                     42,803
                                                    ------------
                                                       3,169,337
                                                    ------------
                    SAVINGS AND LOANS: 0.1%
        710         Golden West Financial Corp.           75,509
      3,700         Washington Mutual, Inc.              142,968
                                                    ------------
                                                         218,477
                                                    ------------
                    SEMICONDUCTORS: 0.9%
      1,500    @    Advanced Micro Devices, Inc.          23,850
      1,500    @    Altera Corp                           33,330
      1,550         Analog Devices, Inc.                  72,974
      7,050    @    Applied Materials, Inc.              138,321
        950    @    Applied Micro Circuits Corp.           5,054
      1,200    @    Broadcom Corp.                        56,124
     27,150         Intel Corp.                          749,339
        900    @    Kla-Tencor Corp.                      44,442
      1,550         Linear Technology Corp.               61,179
      1,100    @    LSI Logic Corp.                        8,382
      1,350         Maxim Integrated Products             70,767
      2,550    @    Micron Technology, Inc.               39,041
      2,000    @    National Semiconductor Corp.          43,980
        750    @    Novellus Systems, Inc.                23,580
        950    @    Teradyne, Inc.                        21,565
      7,050         Texas Instruments, Inc.              170,469
      1,400         Xilinx Inc                            46,634
                                                    ------------
                                                       1,609,031
                                                    ------------
                    SOFTWARE: 1.6%
      1,200         Adobe Systems, Inc.                   55,800
        500         Autodesk, Inc.                        21,405
      2,400         Automatic Data Processing            100,512
      1,500    @    BMC Software, Inc.                    27,750
      1,100    @    Citrix Systems, Inc.                  22,396
      2,450         Computer Associates Intl.,
                      Inc.                                68,747
      1,950    @    Compuware Corp.                       12,870
      1,450    @    Electronic Arts, Inc.                 79,098
      3,610         First Data Corp.                     160,716
      1,000    @    Fiserv, Inc.                          38,890
      1,500         IMS Health, Inc.                      35,160
        800    @    Intuit, Inc.                          30,864
        150    @    Mercury Interactive Corp.              7,475
     59,950         Microsoft Corp.                    1,712,171
      2,550    @    Novell, Inc.                          21,395
     21,400    @    Oracle Corp.                         255,301
      1,200    @    Peoplesoft, Inc.                      22,200

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES T                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      1,970    @    Siebel Systems, Inc.            $     21,040
      1,700    @    Veritas Software Corp.                47,090
                                                    ------------
                                                       2,740,880
                                                    ------------
                    TELECOMMUNICATIONS: 1.7%
      1,550         Alltel Corp.                          78,461
      3,900         AT&T Corp.                            57,057
      4,450    @    AT&T Wireless Services, Inc.          63,724
      2,450    @    Avaya, Inc.                           38,686
     10,050         Bellsouth Corp.                      263,511
        800         CenturyTel, Inc.                      24,032
     27,900    @    Cisco Systems, Inc.                  661,229
      1,050    @    Citizens Communications Co.           12,705
      1,350    @    Comverse Technology, Inc.             26,919
      6,400    @    Corning, Inc.                         83,584
     19,600    @    Lucent Technologies, Inc.             74,088
     16,500         Motorola, Inc.                       301,125
      4,550    @    Nextel Communications, Inc.          121,303
      4,450         Qualcomm, Inc.                       324,761
     13,500         SBC Communications, Inc.             327,375
      1,100         Scientific-Atlanta, Inc.              37,950
      5,950         Sprint Corp.-FON Group               104,720
      2,300    @    Tellabs, Inc.                         20,102
     11,250         Verizon Communications, Inc.         407,137
                                                    ------------
                                                       3,028,469
                                                    ------------
                    TEXTILES: 0.0%
        750         Cintas Corp.                          35,753
                                                    ------------
                                                          35,753
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
      1,200         Hasbro, Inc.                          22,800
                                                    ------------
                                                          22,800
                                                    ------------
                    TRANSPORTATION: 0.3%
      1,750         Burlington Northern Santa Fe
                      Corp.                               61,373
      1,250         FedEx Corp                           102,113
      1,950         Norfolk Southern Corp.                51,714
        400         Ryder System, Inc.                    16,028
      4,600         United Parcel Service, Inc.          345,781
                                                    ------------
                                                         577,009
                                                    ------------
                    Total Common Stock
                      (Cost $40,998,166)              45,746,301
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.1%
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 13.8%
$27,363,000         3.870%, due 01/15/08            $ 24,018,503
                                                    ------------
                                                      24,018,503
                                                    ------------
                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION: 29.3%
 58,726,000         3.960%, due 02/15/08              51,254,526
                                                    ------------
                                                      51,254,526
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $75,683,957)              75,273,029
                                                    ------------

 Principal
  Amount                                               Value
----------------------------------------------------------------
CORPORATE BONDS: 24.3%
                    SOVEREIGN: 24.3%
$48,037,000         Turkey Trust, 3.950%, due
                      11/15/07                      $ 42,310,269
                                                    ------------
                    Total Corporate Bonds
                      (Cost $42,843,884)              42,310,269
                                                    ------------
U.S. TREASURY OBLIGATIONS: 5.8%
                    U.S. TREASURY STRIP PRINCIPAL: 5.8%
 11,314,000         3.350%, due 11/15/07              10,114,874
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $10,477,476)              10,114,874
                                                    ------------
REPURCHASE AGREEMENT: 0.7%
                    REPURCHASE AGREEMENT: 0.7%
  1,153,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $1,153,048 to be received
                      upon repurchase
                      (Collateralized by
                      $1,251,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $1,176,818
                      due 03/16/29)                    1,153,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $1,153,000)                1,153,000
                                                    ------------

            TOTAL INVESTMENTS IN
              SECURITIES
              (COST $171,156,483)*          100.1%   $174,597,473
            OTHER ASSETS AND
              LIABILITIES-NET               (0.1)        (122,029)
                                            -----    ------------
            NET ASSETS                      100.0%   $174,475,444
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $171,451,343.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 5,035,991
      Gross Unrealized Depreciation                   (1,889,861)
                                                     -----------
      Net Unrealized Appreciation                    $ 3,146,130
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES U                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
COMMON STOCK: 33.4%
                    ADVERTISING: 0.1%
      2,300    @    Interpublic Group of Cos.,
                      Inc.                          $     31,579
      1,150         Omnicom Group                         87,274
                                                    ------------
                                                         118,853
                                                    ------------
                    AEROSPACE/DEFENSE: 0.6%
      6,150         Boeing Co.                           314,203
      1,750         General Dynamics Corp.               173,775
      1,050         Goodrich Corp.                        33,947
      2,750         Lockheed Martin Corp.                143,220
      2,000         Northrop Grumman Corp.               107,400
      2,450         Raytheon Co.                          87,637
        950         Rockwell Collins, Inc.                31,654
      2,750         United Technologies Corp.            251,570
                                                    ------------
                                                       1,143,406
                                                    ------------
                    AGRICULTURE: 0.4%
     11,200         Altria Group, Inc.                   560,560
      2,050         Monsanto Co.                          78,925
        500         RJ Reynolds Tobacco Holdings,
                      Inc.                                33,795
      1,000         UST, Inc.                             36,000
                                                    ------------
                                                         709,280
                                                    ------------
                    AIRLINES: 0.0%
      1,750         Southwest Airlines Co.                29,348
                                                    ------------
                                                          29,348
                                                    ------------
                    APPAREL: 0.2%
      1,100         Jones Apparel Group, Inc.             43,428
      1,100         Liz Claiborne, Inc.                   39,578
      2,300         Nike, Inc.                           174,225
        300         Reebok Intl. Ltd.                     10,794
        700         VF Corp.                              34,090
                                                    ------------
                                                         302,115
                                                    ------------
                    AUTO MANUFACTURERS: 0.3%
     16,070         Ford Motor Co.                       251,495
      2,950         General Motors Corp                  137,441
      1,575         Paccar, Inc.                          91,334
                                                    ------------
                                                         480,270
                                                    ------------
                    AUTO PARTS AND EQUIPMENT: 0.0%
        900         Dana Corp.                            17,640
        500         Johnson Controls, Inc.                26,690
                                                    ------------
                                                          44,330
                                                    ------------
                    BANKS: 2.5%
      2,400         Amsouth Bancorp                       61,128
     14,748         Bank of America Corp.              1,247,975
      4,000         Bank of New York Co., Inc.           117,920
      5,900         Bank One Corp.                       300,899
      1,350         BB&T Corp.                            49,910
      1,150         Charter One Financial, Inc.           50,819
      1,100         Comerica, Inc.                        60,368
      3,050         Fifth Third Bancorp                  164,029
        700         First Horizon National Corp           31,829
      1,200         Huntington Bancshares, Inc.           27,480
      3,000         Keycorp                               89,670
        250         M & T Bank Corp.                      21,825
      1,650         Marshall & Ilsley Corp.               64,499
      2,950         Mellon Financial Corp.                86,524
      3,250         National City Corp.                  113,783
        900         North Fork Bancorporation,
                      Inc.                                34,245
      1,350         Northern Trust Corp.                  57,078
      1,700         PNC Financial Services Group,
                      Inc.                                90,236
      1,250         Regions Financial Corp.               45,688
      1,750         SouthTrust Corp.                      67,918
      2,100         State Street Corp                    102,984


  Shares                                               Value
----------------------------------------------------------------
      1,700         SunTrust Banks, Inc.            $    110,483
      1,550         Synovus Financial Corp.               39,246
        400         Union Planters Corp.                  11,924
     10,050         US Bancorp                           276,977
     12,100         Wachovia Corp.                       538,449
      9,200         Wells Fargo & Co.                    526,515
        600         Zions Bancorporation                  36,870
                                                    ------------
                                                       4,427,271
                                                    ------------
                    BEVERAGES: 0.9%
      2,100         Anheuser-Busch Cos., Inc.            113,400
        700         Brown-Forman Corp.                    33,789
     17,950         Coca-Cola Co.                        906,116
      2,950         Coca-Cola Enterprises, Inc.           85,521
      1,500         Pepsi Bottling Group, Inc.            45,810
      8,950         PepsiCo, Inc.                        482,226
                                                    ------------
                                                       1,666,862
                                                    ------------
                    BIOTECHNOLOGY: 0.3%
      6,750    @    Amgen, Inc.                          368,347
        700    @    Biogen IDEC, Inc.                     44,275
      1,050    @    Chiron Corp.                          46,872
        450    @    Genzyme Corp.                         21,299
                                                    ------------
                                                         480,793
                                                    ------------
                    BUILDING MATERIALS: 0.1%
      1,350    @    American Standard Cos., Inc.          54,419
      3,900         Masco Corp.                          121,602
        800         Vulcan Materials Co                   38,040
                                                    ------------
                                                         214,061
                                                    ------------
                    CHEMICALS: 0.4%
      1,350         Air Products & Chemicals, Inc.        70,808
        450         Ashland, Inc.                         23,765
      5,200         Dow Chemical Co.                     211,639
        550         Eastman Chemical Co.                  25,427
      1,700         Ecolab, Inc.                          53,890
      1,050         Engelhard Corp                        33,926
        600         International Flavors &
                      Fragrances, Inc.                    22,440
      1,550         PPG Industries, Inc.                  96,859
      2,000         Praxair, Inc.                         79,820
      1,450         Rohm & Haas Co.                       60,291
        800         Sherwin-Williams Co.                  33,240
        400         Sigma-Aldrich Corp.                   23,844
                                                    ------------
                                                         735,949
                                                    ------------
                    COMMERCIAL SERVICES: 0.3%
      1,000    @    Apollo Group, Inc.                    88,290
      8,950         Cendant Corp.                        219,096
        200         Deluxe Corp.                           8,700
      1,100         Equifax, Inc.                         27,225
        900         H&R Block, Inc.                       42,912
        900         Moody's Corp.                         58,194
      2,650         Paychex, Inc.                         89,782
        900         Robert Half Intl., Inc.               26,793
      1,300         RR Donnelley & Sons Co.               42,926
                                                    ------------
                                                         603,918
                                                    ------------
                    COMPUTERS: 1.2%
      2,000    @    Apple Computer Inc                    65,080
      1,050    @    Computer Sciences Corp.               48,752
     13,950    @    Dell, Inc.                           499,688
     14,700    @    EMC Corp.                            167,580
      2,150    @    Gateway Inc                            9,675
     16,050         Hewlett-Packard Co.                  338,655
      9,250         International Business
                      Machines Corp.                     815,387
        750    @    Lexmark International Inc             72,398
        850    @    NCR Corp.                             42,152
      2,350    @    Network Appliance, Inc.               50,596
      7,000    @    Sun Microsystems, Inc.                30,380

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES U                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    COMPUTERS (CONTINUED)
      1,650    @    Sungard Data Systems, Inc.      $     42,900
      1,900    @    Unisys Corp.                          26,372
                                                    ------------
                                                       2,209,615
                                                    ------------
                    COSMETICS/PERSONAL CARE: 1.1%
        450         Alberto-Culver Co.                    22,563
      2,550         Avon Products, Inc.                  117,657
      3,100         Colgate-Palmolive Co.                181,195
      9,000         Gillette Co.                         381,600
      2,650         Kimberly-Clark Corp.                 174,582
     18,600         Procter & Gamble Co.               1,012,584
                                                    ------------
                                                       1,890,181
                                                    ------------
                    DISTRIBUTION/WHOLESALE: 0.0%
        850         Genuine Parts Co.                     33,728
        650         WW Grainger, Inc.                     37,375
                                                    ------------
                                                          71,103
                                                    ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.6%
      6,750         American Express Co.                 346,815
        650         Bear Stearns Cos Inc/The              54,802
      1,650         Capital One Financial Corp.          112,827
      8,000         Charles Schwab Corp.                  76,880
     27,900         Citigroup, Inc.                    1,297,349
      2,400         Countrywide Financial Corp.          168,600
      2,550    @    E*Trade Financial Corp.               28,433
      5,100         Fannie Mae                           363,936
        700         Federated Investors, Inc.             21,238
      1,450         Franklin Resources, Inc.              72,616
      3,500         Goldman Sachs Group, Inc.            329,560
      1,650         Janus Capital Group, Inc.             27,209
     11,150         JP Morgan Chase & Co.                432,285
      1,500         Lehman Brothers Holdings Inc         112,875
      6,800         MBNA Corp.                           175,372
      6,900         Merrill Lynch & Co., Inc.            372,461
      6,000         Morgan Stanley                       316,620
      1,600    @    Providian Financial Corp.             23,472
      2,700         SLM Corp.                            109,215
        700         T Rowe Price Group, Inc.              35,280
                                                    ------------
                                                       4,477,845
                                                    ------------
                    ELECTRIC: 0.7%
      5,800    @    AES Corp.                             57,594
      1,000         Ameren Corp.                          42,960
      2,550         American Electric Power Co.,
                      Inc.                                81,600
      2,610         Centerpoint Energy, Inc.              30,015
        900         Cinergy Corp.                         34,200
        600         Consolidated Edison, Inc.             23,856
        900         Constellation Energy Group,
                      Inc.                                34,110
      5,700         Duke Energy Corp.                    115,652
      2,870         Edison Intl.                          73,386
      1,550         Entergy Corp.                         86,816
      3,450         Exelon Corp.                         114,850
      2,000         FirstEnergy Corp.                     74,820
        950         FPL Group, Inc.                       60,753
      2,050         NiSource, Inc.                        42,271
      2,250    @    PG&E Corp.                            62,865
        150         Pinnacle West Capital Corp.            6,059
      1,000         PPL Corp.                             45,900
        700         Progress Energy, Inc.                 30,835
      1,200         Public Service Enterprise
                      Group, Inc.                         48,036
      3,850         Southern Co.                         112,227
      2,700         TXU Corp.                            109,377
      2,100         Xcel Energy, Inc.                     35,091
                                                    ------------
                                                       1,323,273
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
      2,250         Emerson Electric Co.            $    142,988
                                                    ------------
                                                         142,988
                                                    ------------
                    ELECTRONICS: 0.2%
      2,800    @    Agilent Technologies, Inc.            81,984
      1,200         Applera Corp. -- Applied
                      Biosystems Group                    26,100
      1,050    @    Jabil Circuit, Inc.                   26,439
        700         Parker Hannifin Corp.                 41,622
        550         Perkinelmer, Inc.                     11,022
      5,100    @    Sanmina-SCI Corp.                     46,410
      4,800    @    Solectron Corp.                       31,056
      1,200         Symbol Technologies, Inc.             17,688
        600         Tektronix, Inc.                       20,412
      1,300    @    Thermo Electron Corp                  39,962
        800    @    Waters Corp.                          38,224
                                                    ------------
                                                         380,919
                                                    ------------
                    ENTERTAINMENT: 0.0%
      1,900         International Game Technology         73,340
                                                    ------------
                                                          73,340
                                                    ------------
                    ENVIRONMENTAL CONTROL: 0.1%
      1,000    @    Allied Waste Industries, Inc.         13,180
      3,300         Waste Management, Inc.               101,145
                                                    ------------
                                                         114,325
                                                    ------------
                    FEDERAL HOME LOAN MORTGAGE
                      CORPORATION: 0.1%
      3,650         Freddie Mac                          231,045
                                                    ------------
                                                         231,045
                                                    ------------
                    FOOD: 0.4%
        100         Albertson's, Inc.                      2,654
      3,550         Archer-Daniels-Midland Co.            59,569
      3,150         Conagra Foods, Inc.                   85,302
        800         General Mills, Inc.                   38,024
      1,700         Hershey Foods Corp.                   78,659
      2,150         HJ Heinz Co.                          84,280
      2,200         Kellogg Co.                           92,070
        950         McCormick & Co., Inc.                 32,300
      1,050    @    Safeway, Inc.                         26,607
      4,400         Sara Lee Corp.                       101,156
      1,200         Supervalu, Inc.                       36,732
      1,600         Sysco Corp.                           57,392
      1,300         WM Wrigley Jr Co.                     81,965
                                                    ------------
                                                         776,710
                                                    ------------
                    FOREST PRODUCTS & PAPER: 0.3%
        400         Boise Cascade Corp.                   15,056
      2,050         Georgia-Pacific Corp.                 75,809
      3,100         International Paper Co.              138,570
        800         Louisiana-Pacific Corp.               18,920
      1,100         MeadWestvaco Corp.                    32,329
      1,050         Plum Creek Timber Co., Inc.           34,209
        350         Temple-Inland, Inc.                   24,238
      1,800         Weyerhaeuser Co.                     113,616
                                                    ------------
                                                         452,747
                                                    ------------
                    GAS: 0.1%
      1,250         KeySpan Corp.                         45,875
      1,850         Sempra Energy                         63,696
                                                    ------------
                                                         109,571
                                                    ------------
                    HAND/MACHINE TOOLS: 0.0%
        700         Black & Decker Corp.                  43,491
        200         Snap-On, Inc.                          6,710
        400         Stanley Works                         18,232
                                                    ------------
                                                          68,433
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES U                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    HEALTHCARE -- PRODUCTS: 1.2%
        400         Bausch & Lomb, Inc.             $     26,028
      3,250         Baxter Intl., Inc.                   112,158
      1,600         Becton Dickinson & Co.                82,880
      1,400         Biomet, Inc.                          62,216
      4,300    @    Boston Scientific Corp.              184,040
        500         CR Bard, Inc.                         28,325
      1,950         Guidant Corp.                        108,966
     16,000         Johnson & Johnson                    891,199
      6,400         Medtronic, Inc.                      311,808
      1,050    @    St. Jude Medical, Inc.                79,433
      2,200         Stryker Corp.                        121,000
      2,250    @    Zimmer Holdings, Inc.                198,450
                                                    ------------
                                                       2,206,503
                                                    ------------
                    HEALTHCARE -- SERVICES: 0.4%
      1,200         Aetna, Inc.                          102,000
      1,000    @    Anthem, Inc.                          89,560
      1,050         HCA, Inc.                             43,670
      1,300    @    Humana, Inc.                          21,970
        600         Manor Care, Inc.                      19,608
        600         Quest Diagnostics                     50,970
      4,550         UnitedHealth Group, Inc.             283,237
      1,400    @    WellPoint Health Networks            156,814
                                                    ------------
                                                         767,829
                                                    ------------
                    HOME BUILDERS: 0.0%
        750         Centex Corp.                          34,313
                                                    ------------
                                                          34,313
                                                    ------------
                    HOME FURNISHINGS: 0.0%
      1,000         Leggett & Platt, Inc.                 26,710
        500         Whirlpool Corp.                       34,300
                                                    ------------
                                                          61,010
                                                    ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
        550         Avery Dennison Corp.                  35,206
      1,100         Clorox Co.                            59,157
        750         Fortune Brands, Inc.                  56,573
                                                    ------------
                                                         150,936
                                                    ------------
                    INSURANCE: 1.7%
      2,400    @@   ACE Ltd.                             101,472
      2,650         Aflac, Inc.                          108,147
      5,000         Allstate Corp.                       232,750
        500         Ambac Financial Group, Inc.           36,720
     14,100         American Intl. Group, Inc.         1,005,047
      1,850         AON Corp.                             52,670
      1,100         Chubb Corp.                           74,998
      1,250         Cigna Corp.                           86,013
        945         Cincinnati Financial Corp.            41,126
      1,700         Hartford Financial Services
                      Group, Inc.                        116,858
        300         Jefferson-Pilot Corp.                 15,240
      1,000         Lincoln National Corp.                47,250
      1,200         Loews Corp.                           71,952
      2,800         Marsh & McLennan Cos., Inc.          127,064
        750         MBIA, Inc.                            42,840
      3,950         Metlife, Inc.                        141,608
        550         MGIC Investment Corp.                 41,723
      1,950         Principal Financial Group             67,821
      2,050         Progressive Corp.                    174,865
      2,900         Prudential Financial, Inc.           134,763
        700         Safeco Corp.                          30,800
      6,050         St. Paul Cos.                        245,266
        600         Torchmark Corp.                       32,280
        850    @@   XL Capital Ltd.                       64,141
                                                    ------------
                                                       3,093,414
                                                    ------------
                    INTERNET: 0.3%
      3,450    @    eBay, Inc.                           317,227
        650    @    Monster Worldwide, Inc.               16,718


  Shares                                               Value
----------------------------------------------------------------
      2,900    @    Symantec Corp.                  $    126,962
      2,850    @    Yahoo!, Inc.                         103,541
                                                    ------------
                                                         564,448
                                                    ------------
                    IRON/STEEL: 0.0%
        500         Nucor Corp.                           38,380
        800         United States Steel Corp.             28,096
                                                    ------------
                                                          66,476
                                                    ------------
                    LEISURE TIME: 0.2%
        900         Brunswick Corp.                       36,720
      3,300         Carnival Corp.                       155,100
      1,800         Harley-Davidson, Inc.                111,492
        900         Sabre Holdings Corp.                  24,939
                                                    ------------
                                                         328,251
                                                    ------------
                    LODGING: 0.1%
        900         Harrah's Entertainment, Inc.          48,690
      2,100         Hilton Hotels Corp.                   39,186
      1,450         Marriott Intl., Inc.                  72,326
      1,150         Starwood Hotels & Resorts
                      Worldwide, Inc.                     51,578
                                                    ------------
                                                         211,780
                                                    ------------
                    MACHINERY -- CONSTRUCTION & MINING: 0.1%
      2,550         Caterpillar, Inc.                    202,572
                                                    ------------
                                                         202,572
                                                    ------------
                    MACHINERY -- DIVERSIFIED: 0.1%
        250         Cummins, Inc.                         15,625
      2,250         Deere & Co.                          157,815
        950         Rockwell Automation, Inc.             35,635
                                                    ------------
                                                         209,075
                                                    ------------
                    MEDIA: 0.9%
      3,750         Clear Channel Communications,
                      Inc.                               138,563
        550         Dow Jones & Co., Inc.                 24,805
      1,400         Gannett Co., Inc.                    118,790
        200         Knight-Ridder, Inc.                   14,400
      1,750         McGraw-Hill Cos., Inc.               133,998
        400         Meredith Corp.                        21,984
      1,100         New York Times Co.                    49,181
     23,800    @    Time Warner, Inc.                    418,403
      1,700         Tribune Co.                           77,418
      9,200         Viacom, Inc.                         328,624
     10,650         Walt Disney Co.                      271,469
                                                    ------------
                                                       1,597,635
                                                    ------------
                    MINING: 0.2%
      4,850         Alcoa, Inc.                          160,196
      1,100         Newmont Mining Corp.                  42,636
        900         Phelps Dodge Corp.                    69,759
                                                    ------------
                                                         272,591
                                                    ------------
                    MISCELLANEOUS MANUFACTURING: 2.0%
      7,300         3M Co.                               657,072
        400         Cooper Industries Ltd.                23,764
        100         Crane Co.                              3,139
      1,900         Danaher Corp.                         98,515
      1,300         Dover Corp.                           54,730
        730         Eastman Kodak Co.                     19,695
        900         Eaton Corp.                           58,266
     54,550         General Electric Co.               1,767,419
      4,500         Honeywell Intl., Inc.                164,835
      1,600         Illinois Tool Works, Inc.            153,424
        450    @@   Ingersoll-Rand Co.                    30,740
        500         ITT Industries, Inc.                  41,500
        750         Pall Corp.                            19,643

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES U                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING (CONTINUED)
        800         Textron, Inc.                   $     47,480
     14,600    @@   Tyco Intl. Ltd.                      483,844
                                                    ------------
                                                       3,624,066
                                                    ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.1%
      1,100         Pitney Bowes, Inc.                    48,675
      5,500    @    Xerox Corp.                           79,750
                                                    ------------
                                                         128,425
                                                    ------------
                    OIL AND GAS: 2.3%
        550         Amerada Hess Corp.                    43,555
      1,450         Anadarko Petroleum Corp.              84,970
      1,990         Apache Corp.                          86,665
      2,900         Burlington Resources, Inc.           104,922
      9,150         ChevronTexaco Corp.                  861,106
      3,700         ConocoPhillips                       282,272
      2,050         Devon Energy Corp.                   135,300
        750         EOG Resources, Inc.                   44,783
     44,700         Exxon Mobil Corp.                  1,985,126
        550         Kerr-McGee Corp.                      29,574
      2,850         Marathon Oil Corp.                   107,844
        350   @,@@  Nabors Industries Ltd.                15,827
        900    @    Noble Corp.                           34,101
      3,510         Occidental Petroleum Corp.           169,919
        500         Sunoco, Inc.                          31,810
        700    @    Transocean, Inc.                      20,258
      1,500         Unocal Corp.                          57,000
      1,050         Valero Energy Corp.                   77,448
                                                    ------------
                                                       4,172,480
                                                    ------------
                    OIL AND GAS SERVICES: 0.1%
        800         Baker Hughes, Inc.                    30,120
        850    @    BJ Services Co.                       38,964
      1,300         Schlumberger Ltd                      82,563
                                                    ------------
                                                         151,647
                                                    ------------
                    PACKAGING AND CONTAINERS: 0.1%
        300         Ball Corp.                            21,615
        600         Bemis Co.                             16,950
        750    @    Pactiv Corp.                          18,705
        650    @    Sealed Air Corp.                      34,626
                                                    ------------
                                                          91,896
                                                    ------------
                    PHARMACEUTICALS: 2.1%
      3,400         Abbott Laboratories                  138,584
        700         Allergan, Inc.                        62,664
        650         Amerisourcebergen Corp.               38,857
     10,250         Bristol-Myers Squibb Co.             251,125
      2,350         Cardinal Health, Inc.                164,618
      3,600    @    Caremark Rx, Inc.                    118,584
      5,950         Eli Lilly & Co.                      415,964
        450    @    Express Scripts, Inc.                 35,654
      1,950    @    Forest Laboratories, Inc.            110,429
        900    @    Hospira Inc                           24,840
      1,750    @    King Pharmaceuticals, Inc.            20,038
      1,346    @    Medco Health Solutions, Inc.          50,475
     12,100         Merck & Co., Inc.                    574,749
      1,550         Mylan Laboratories                    31,388
     41,280         Pfizer, Inc.                       1,415,077
        600    @    Watson Pharmaceuticals, Inc.          16,140
      7,050         Wyeth                                254,927
                                                    ------------
                                                       3,724,113
                                                    ------------
                    PIPELINES: 0.0%
        800         Kinder Morgan, Inc.                   47,432
      3,200         Williams Cos., Inc.                   38,080
                                                    ------------
                                                          85,512
                                                    ------------


  Shares                                               Value
----------------------------------------------------------------
                    REITS: 0.0%
        450         Simon Property Group, Inc.      $     23,139
                                                    ------------
                                                          23,139
                                                    ------------
                    RETAIL: 2.4%
      1,250    @    Autonation, Inc.                      21,375
        450    @    Autozone, Inc.                        36,045
      1,450    @    Bed Bath & Beyond, Inc.               55,753
      3,200         Best Buy Co., Inc.                   162,368
      2,900         Costco Wholesale Corp.               119,103
      2,150         CVS Corp.                             90,343
      1,050         Darden Restaurants, Inc.              21,578
      1,800         Dollar General Corp                   35,208
        450         Family Dollar Stores                  13,689
      1,550         Federated Department Stores           76,105
      8,100         Gap, Inc.                            196,425
     12,400         Home Depot, Inc.                     436,479
      2,600         JC Penney Co., Inc. Holding
                      Co.                                 98,176
      4,400         Limited Brands                        82,280
      4,120         Lowe's Cos., Inc.                    216,506
      2,150         May Department Stores Co.             59,104
      9,100         McDonald's Corp.                     236,599
      1,200         Nordstrom, Inc.                       51,132
      2,650    @    Office Depot, Inc.                    47,462
      1,500         RadioShack Corp.                      42,945
      1,200         Sears Roebuck and Co.                 45,312
      4,650         Staples, Inc.                        136,292
      3,250    @    Starbucks Corp.                      141,310
      4,800         Target Corp.                         203,856
      2,950         TJX Cos., Inc.                        71,213
      1,600    @    Toys R US, Inc.                       25,488
     23,450         Wal-Mart Stores, Inc.              1,237,221
      5,400         Walgreen Co.                         195,534
      1,000         Wendy's Intl., Inc.                   34,840
      1,500         Yum! Brands, Inc.                     55,830
                                                    ------------
                                                       4,245,571
                                                    ------------
                    SAVINGS AND LOANS: 0.2%
        900         Golden West Financial Corp.           95,715
      4,700         Washington Mutual, Inc.              181,608
                                                    ------------
                                                         277,323
                                                    ------------
                    SEMICONDUCTORS: 1.2%
      2,250    @    Advanced Micro Devices, Inc.          35,775
      2,000    @    Altera Corp                           44,440
      2,050         Analog Devices, Inc.                  96,514
      9,250    @    Applied Materials, Inc.              181,485
      1,500    @    Applied Micro Circuits Corp.           7,980
      1,800    @    Broadcom Corp.                        84,186
     35,200         Intel Corp.                          971,519
      1,100    @    Kla-Tencor Corp.                      54,318
      1,550         Linear Technology Corp.               61,179
      3,100    @    LSI Logic Corp.                       23,622
      1,700         Maxim Integrated Products             89,114
      3,950    @    Micron Technology, Inc.               60,475
      2,400    @    National Semiconductor Corp.          52,776
        300    @    Novellus Systems, Inc.                 9,432
      1,200    @    Teradyne, Inc.                        27,240
      9,200         Texas Instruments, Inc.              222,456
      2,050         Xilinx Inc                            68,286
                                                    ------------
                                                       2,090,797
                                                    ------------
                    SOFTWARE: 2.0%
      1,500         Adobe Systems, Inc.                   69,750
        900         Autodesk, Inc.                        38,529
      3,100         Automatic Data Processing            129,828
      2,000    @    BMC Software, Inc.                    37,000
      1,300    @    Citrix Systems, Inc.                  26,468
      3,200         Computer Associates Intl.,
                      Inc.                                89,792
      3,500    @    Compuware Corp.                       23,100
      1,800    @    Electronic Arts, Inc.                 98,190
      4,633         First Data Corp.                     206,261

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES U                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
----------------------------------------------------------------
                    SOFTWARE (CONTINUED)
      1,000    @    Fiserv, Inc.                    $     38,890
      1,950         IMS Health, Inc.                      45,708
      1,150    @    Intuit, Inc.                          44,367
        600    @    Mercury Interactive Corp.             29,898
     78,200         Microsoft Corp.                    2,233,391
      2,450    @    Novell, Inc.                          20,556
     27,350    @    Oracle Corp.                         326,285
      1,800    @    Peoplesoft, Inc.                      33,300
      4,200    @    Siebel Systems, Inc.                  44,856
      2,950    @    Veritas Software Corp.                81,715
                                                    ------------
                                                       3,617,884
                                                    ------------
                    TELECOMMUNICATIONS: 2.2%
      1,700         Alltel Corp.                          86,054
      4,750         AT&T Corp.                            69,493
      6,900    @    AT&T Wireless Services, Inc.          98,808
      2,800    @    Avaya, Inc.                           44,212
     13,100         Bellsouth Corp.                      343,482
        900         CenturyTel, Inc.                      27,036
     37,400    @    Cisco Systems, Inc.                  886,379
      1,750    @    Citizens Communications Co.           21,175
      1,600    @    Comverse Technology, Inc.             31,904
      7,050    @    Corning, Inc.                         92,073
     24,750    @    Lucent Technologies, Inc.             93,555
     21,050         Motorola, Inc.                       384,163
      5,800    @    Nextel Communications, Inc.          154,628
      5,800         Qualcomm, Inc.                       423,283
     17,450         SBC Communications, Inc.             423,163
      1,550         Scientific-Atlanta, Inc.              53,475
      7,500         Sprint Corp.-FON Group               132,000
      2,300    @    Tellabs, Inc.                         20,102
     15,050         Verizon Communications, Inc.         544,659
                                                    ------------
                                                       3,929,644
                                                    ------------
                    TEXTILES: 0.0%
      1,000         Cintas Corp.                          47,670
                                                    ------------
                                                          47,670
                                                    ------------
                    TOYS/GAMES/HOBBIES: 0.0%
      1,200         Hasbro, Inc.                          22,800
                                                    ------------
                                                          22,800
                                                    ------------
                    TRANSPORTATION: 0.4%
      2,200         Burlington Northern Santa Fe
                      Corp.                               77,154
      1,600         FedEx Corp.                          130,704
      2,450         Norfolk Southern Corp.                64,974
        300         Ryder System, Inc.                    12,021
      5,950         United Parcel Service, Inc.          447,262
                                                    ------------
                                                         732,115
                                                    ------------
                    Total Common Stock
                      (Cost $54,483,865)              60,010,466
                                                    ------------
 Principal
  Amount                                               Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.3%
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 31.3%
$58,000,000         4.100%, due 05/15/08            $ 49,944,670
  7,340,000         4.160%, due 05/15/08               6,308,576
                                                    ------------
                    Total U.S. Government Agency
                      Obligations
                      (Cost $58,020,607)              56,253,246
                                                    ------------
U.S. TREASURY OBLIGATIONS: 21.5%
                    U.S. TREASURY STRIP PRINCIPAL: 21.5%
 14,419,000         3.500%, due 02/15/08              12,725,114
 30,065,000         4.120%, due 06/06/08              25,823,099
                                                    ------------
                    Total U.S. Treasury
                      Obligations
                      (Cost $39,592,411)              38,548,213
                                                    ------------
CORPORATE BONDS: 13.4%
                    DIVERSIFIED FINANCIAL SERVICES: 5.6%
 10,000,000         General Electric Capital
                      Corp., 4.250%, due 01/15/08     10,133,460
                                                    ------------
                                                      10,133,460
                                                    ------------
                    SOVEREIGN: 7.8%
  5,498,000         Israel Trust, 3.830%, due
                      02/15/08                         4,818,640
 10,429,000         Israel Trust, 3.880%, due
                      03/15/08                         9,099,917
                                                    ------------
                                                      13,918,557
                                                    ------------
                    Total Corporate Bonds
                      (Cost $24,665,248)              24,052,017
                                                    ------------
REPURCHASE AGREEMENT: 0.3%
                    REPURCHASE AGREEMENT: 0.3%
    543,000         Goldman Sachs Repurchase
                      Agreement dated 06/30/04,
                      1.500% due 07/01/04,
                      $543,023 to be received upon
                      repurchase (Collateralized
                      by $589,000 Federal National
                      Mortgage Association,
                      5.650%, Market Value plus
                      accrued interest $554,074
                      due 03/16/29)                      543,000
                                                    ------------
                    Total Repurchase Agreement
                      (Cost $543,000)                    543,000
                                                    ------------

             TOTAL INVESTMENTS IN
               SECURITIES
               (COST $177,305,131)*          99.9%   $179,406,942
             OTHER ASSETS AND
               LIABILITIES-NET                0.1          94,946
                                            -----    ------------
             NET ASSETS                     100.0%   $179,501,888
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $177,384,222.
       Net unrealized appreciation consists of:

      Gross Unrealized Appreciation                  $ 6,254,666
      Gross Unrealized Depreciation                   (4,231,946)
                                                     -----------
      Net Unrealized Appreciation                    $ 2,022,720
                                                     ===========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES V                                 as of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
COMMON STOCK: 17.6%
                     ADVERTISING: 0.0%
       3,100    @    Interpublic Group of Cos.,
                       Inc.                         $     42,563
         950         Omnicom Group                        72,096
                                                    ------------
                                                         114,659
                                                    ------------
                     AEROSPACE/DEFENSE: 0.3%
       5,700         Boeing Co.                          291,213
       1,650         General Dynamics Corp.              163,845
       1,000         Goodrich Corp.                       32,330
       2,300         Lockheed Martin Corp.               119,784
       1,900         Northrop Grumman Corp.              102,030
       2,050         Raytheon Co.                         73,329
       1,300         Rockwell Collins, Inc.               43,316
       2,550         United Technologies Corp.           233,274
                                                    ------------
                                                       1,059,121
                                                    ------------
                     AGRICULTURE: 0.2%
      10,100         Altria Group, Inc.                  505,505
       1,450         Monsanto Co.                         55,825
         600         RJ Reynolds Tobacco Holdings,
                       Inc.                               40,554
         850         UST, Inc.                            30,600
                                                    ------------
                                                         632,484
                                                    ------------
                     AIRLINES: 0.0%
         100         Southwest Airlines Co.                1,677
                                                    ------------
                                                           1,677
                                                    ------------
                     APPAREL: 0.1%
         550         Jones Apparel Group, Inc.            21,714
         550         Liz Claiborne, Inc.                  19,789
       2,250         Nike, Inc.                          170,438
         300         Reebok Intl. Ltd.                    10,794
         950         VF Corp.                             46,265
                                                    ------------
                                                         269,000
                                                    ------------
                     AUTO MANUFACTURERS: 0.1%
      15,750         Ford Motor Co.                      246,487
       2,750         General Motors Corp                 128,123
       1,425         Paccar, Inc.                         82,636
                                                    ------------
                                                         457,246
                                                    ------------
                     AUTO PARTS AND EQUIPMENT: 0.0%
       1,250         Dana Corp.                           24,500
         400         Johnson Controls, Inc.               21,352
                                                    ------------
                                                          45,852
                                                    ------------
                     BANKS: 1.4%
       1,650         Amsouth Bancorp                      42,026
      13,715         Bank of America Corp.             1,160,562
       3,850         Bank of New York Co., Inc.          113,498
       5,550         Bank One Corp.                      283,050
       1,100         BB&T Corp.                           40,667
       1,050         Charter One Financial, Inc.          46,400
         850         Comerica, Inc.                       46,648
       2,800         Fifth Third Bancorp                 150,584
         700         First Horizon National Corp          31,829
       1,900         Huntington Bancshares, Inc.          43,510
       2,800         Keycorp                              83,692
         250         M & T Bank Corp.                     21,825
       1,050         Marshall & Ilsley Corp.              41,045
       2,600         Mellon Financial Corp.               76,258
       3,000         National City Corp.                 105,030
       1,000         North Fork Bancorporation,
                       Inc.                               38,050
       1,100         Northern Trust Corp.                 46,508
       1,350         PNC Financial Services Group,
                       Inc.                               71,658
       1,300         Regions Financial Corp.              47,515
       1,700         SouthTrust Corp.                     65,977
       1,750         State Street Corp                    85,820


   Shares                                              Value
----------------------------------------------------------------
       1,400         SunTrust Banks, Inc.           $     90,986
       1,450         Synovus Financial Corp.              36,714
         350         Union Planters Corp.                 10,434
       9,650         US Bancorp                          265,954
      11,400         Wachovia Corp.                      507,299
       8,400         Wells Fargo & Co.                   480,731
         700         Zions Bancorporation                 43,015
                                                    ------------
                                                       4,077,285
                                                    ------------
                     BEVERAGES: 0.5%
       1,650         Anheuser-Busch Cos., Inc.            89,100
         650         Brown-Forman Corp.                   31,376
      16,350         Coca-Cola Co.                       825,347
       2,400         Coca-Cola Enterprises, Inc.          69,576
       1,250         Pepsi Bottling Group, Inc.           38,175
       8,500         PepsiCo, Inc.                       457,980
                                                    ------------
                                                       1,511,554
                                                    ------------
                     BIOTECHNOLOGY: 0.2%
       6,450    @    Amgen, Inc.                         351,976
         650    @    Biogen IDEC, Inc.                    41,113
       1,000    @    Chiron Corp.                         44,640
         450    @    Genzyme Corp.                        21,299
         300    @    Millipore Corp.                      16,911
                                                    ------------
                                                         475,939
                                                    ------------
                     BUILDING MATERIALS: 0.1%
       1,200    @    American Standard Cos., Inc.         48,372
       3,800         Masco Corp.                         118,484
         650         Vulcan Materials Co                  30,908
                                                    ------------
                                                         197,764
                                                    ------------
                     CHEMICALS: 0.2%
       1,250         Air Products & Chemicals,
                       Inc.                               65,563
         500         Ashland, Inc.                        26,405
       5,000         Dow Chemical Co.                    203,499
         450         Eastman Chemical Co.                 20,804
       1,400         Ecolab, Inc.                         44,380
       1,000         Engelhard Corp                       32,310
         600         International Flavors &
                       Fragrances, Inc.                   22,440
       1,600         PPG Industries, Inc.                 99,984
       2,200         Praxair, Inc.                        87,802
       1,200         Rohm & Haas Co.                      49,896
       1,000         Sherwin-Williams Co.                 41,550
         600         Sigma-Aldrich Corp.                  35,766
                                                    ------------
                                                         730,399
                                                    ------------
                     COMMERCIAL SERVICES: 0.2%
         900    @    Apollo Group, Inc.                   79,461
       8,700         Cendant Corp.                       212,976
         300         Deluxe Corp.                         13,050
       1,000         Equifax, Inc.                        24,750
         900         H&R Block, Inc.                      42,912
         700         Moody's Corp.                        45,262
       2,450         Paychex, Inc.                        83,006
         750         Robert Half Intl., Inc.              22,328
         900         RR Donnelley & Sons Co.              29,718
                                                    ------------
                                                         553,463
                                                    ------------
                     COMPUTERS: 0.7%
       1,900    @    Apple Computer Inc                   61,826
       1,000    @    Computer Sciences Corp.              46,430
      12,950    @    Dell, Inc.                          463,868
      12,150    @    EMC Corp.                           138,510
       2,450    @    Gateway Inc                          11,025
      15,250         Hewlett-Packard Co.                 321,775
       8,550         International Business
                       Machines Corp.                    753,682
         600    @    Lexmark International Inc            57,918
         650    @    NCR Corp.                            32,234
       3,000    @    Network Appliance, Inc.              64,590

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES V                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     COMPUTERS (CONTINUED)
       1,550    @    Sungard Data Systems, Inc.           40,300
       2,300    @    Unisys Corp.                         31,924
                                                    ------------
                                                       2,052,292
                                                    ------------
                     COSMETICS/PERSONAL CARE: 0.6%
         450         Alberto-Culver Co.                   22,563
       2,400         Avon Products, Inc.                 110,736
       2,650         Colgate-Palmolive Co.               154,893
       8,650         Gillette Co.                        366,760
       2,500         Kimberly-Clark Corp.                164,700
      17,300         Procter & Gamble Co.                941,811
                                                    ------------
                                                       1,761,463
                                                    ------------
                     DISTRIBUTION/WHOLESALE: 0.0%
         800         Genuine Parts Co.                    31,744
         850         WW Grainger, Inc.                    48,875
                                                    ------------
                                                          80,619
                                                    ------------
                     DIVERSIFIED FINANCIAL SERVICES: 1.4%
       6,450         American Express Co.                331,401
         550         Bear Stearns Cos Inc/The             46,371
       1,500         Capital One Financial Corp.         102,570
       6,800         Charles Schwab Corp.                 65,348
      26,000         Citigroup, Inc.                   1,208,999
       2,374         Countrywide Financial Corp.         166,774
       2,000    @    E*Trade Financial Corp.              22,300
       4,850         Fannie Mae                          346,095
         700         Federated Investors, Inc.            21,238
       1,550         Franklin Resources, Inc.             77,624
       3,200         Goldman Sachs Group, Inc.           301,312
       1,300         Janus Capital Group, Inc.            21,437
      10,350         JP Morgan Chase & Co.               401,269
       1,350         Lehman Brothers Holdings Inc        101,588
       6,250         MBNA Corp.                          161,188
       6,600         Merrill Lynch & Co., Inc.           356,267
       5,550         Morgan Stanley                      292,874
       1,700    @    Providian Financial Corp.            24,939
       2,250         SLM Corp.                            91,013
         850         T Rowe Price Group, Inc.             42,840
                                                    ------------
                                                       4,183,447
                                                    ------------
                     ELECTRIC: 0.4%
       5,630    @    AES Corp.                            55,906
       1,000         Ameren Corp.                         42,960
       2,200         American Electric Power Co.,
                       Inc.                               70,400
       2,540         Centerpoint Energy, Inc.             29,210
         850         Cinergy Corp.                        32,300
         450         Consolidated Edison, Inc.            17,892
       1,150         Constellation Energy Group,
                       Inc.                               43,585
       5,050         Duke Energy Corp.                   102,465
       2,450         Edison Intl.                         62,647
       1,300         Entergy Corp.                        72,813
       3,600         Exelon Corp.                        119,843
       1,650         FirstEnergy Corp.                    61,727
         900         FPL Group, Inc.                      57,555
       1,900         NiSource, Inc.                       39,178
       2,150    @    PG&E Corp.                           60,071
         600         Pinnacle West Capital Corp.          24,234
       1,200         PPL Corp.                            55,080
         800         Progress Energy, Inc.                35,240
       1,150         Public Service Enterprise
                       Group, Inc.                        46,035
       3,750         Southern Co.                        109,312


   Shares                                              Value
----------------------------------------------------------------
       2,700         TXU Corp.                      $    109,376
       2,250         Xcel Energy, Inc.                    37,598
                                                    ------------
                                                       1,285,427
                                                    ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
       2,100         Emerson Electric Co.                133,455
                                                    ------------
                                                         133,455
                                                    ------------
                     ELECTRONICS: 0.1%
       2,300    @    Agilent Technologies, Inc.           67,343
         950         Applera Corp. -- Applied
                       Biosystems Group                   20,663
       1,100    @    Jabil Circuit, Inc.                  27,698
         850         Parker Hannifin Corp.                50,541
         550         Perkinelmer, Inc.                    11,022
       4,650    @    Sanmina-SCI Corp.                    42,315
       5,650    @    Solectron Corp.                      36,556
         400         Symbol Technologies, Inc.             5,896
         350         Tektronix, Inc.                      11,907
       1,200    @    Thermo Electron Corp                 36,888
         650    @    Waters Corp.                         31,057
                                                    ------------
                                                         341,886
                                                    ------------
                     ENTERTAINMENT: 0.0%
       1,650         International Game Technology        63,690
                                                    ------------
                                                          63,690
                                                    ------------
                     ENVIRONMENTAL CONTROL: 0.0%
         900    @    Allied Waste Industries, Inc.        11,862
       2,950         Waste Management, Inc.               90,418
                                                    ------------
                                                         102,280
                                                    ------------
                     FEDERAL HOME LOAN MORTGAGE
                       CORPORATION: 0.1%
       3,450         Freddie Mac                         218,385
                                                    ------------
                                                         218,385
                                                    ------------
                     FOOD: 0.2%
         150         Albertson's, Inc.                     3,981
       3,100         Archer-Daniels-Midland Co.           52,018
       2,650         Conagra Foods, Inc.                  71,762
         750         General Mills, Inc.                  35,648
       1,400         Hershey Foods Corp.                  64,778
       1,750         HJ Heinz Co.                         68,600
       2,400         Kellogg Co.                         100,439
         750         McCormick & Co., Inc.                25,500
         850    @    Safeway, Inc.                        21,539
       3,950         Sara Lee Corp.                       90,811
       1,100         Supervalu, Inc.                      33,671
       1,300         Sysco Corp.                          46,631
       1,100         WM Wrigley Jr Co.                    69,355
                                                    ------------
                                                         684,733
                                                    ------------
                     FOREST PRODUCTS & PAPER: 0.1%
         300         Boise Cascade Corp.                  11,292
       1,900         Georgia-Pacific Corp.                70,262
       2,600         International Paper Co.             116,220
         800         Louisiana-Pacific Corp.              18,920
       1,000         MeadWestvaco Corp.                   29,390
         900         Plum Creek Timber Co., Inc.          29,322
         450         Temple-Inland, Inc.                  31,163
       1,650         Weyerhaeuser Co.                    104,148
                                                    ------------
                                                         410,717
                                                    ------------
                     GAS: 0.0%
         750         KeySpan Corp.                        27,525
       1,250         Sempra Energy                        43,038
                                                    ------------
                                                          70,563
                                                    ------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES V                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     HAND/MACHINE TOOLS: 0.0%
         550         Black & Decker Corp.           $     34,172
         200         Snap-On, Inc.                         6,710
         700         Stanley Works                        31,906
                                                    ------------
                                                          72,788
                                                    ------------
                     HEALTHCARE -- PRODUCTS: 0.7%
         450         Bausch & Lomb, Inc.                  29,282
       2,950         Baxter Intl., Inc.                  101,805
       1,700         Becton Dickinson & Co.               88,060
       1,200         Biomet, Inc.                         53,328
       4,150    @    Boston Scientific Corp.             177,620
         600         CR Bard, Inc.                        33,990
       1,550         Guidant Corp.                        86,614
      15,050         Johnson & Johnson                   838,284
       6,000         Medtronic, Inc.                     292,319
         850    @    St. Jude Medical, Inc.               64,303
       2,000         Stryker Corp.                       110,000
       2,050    @    Zimmer Holdings, Inc.               180,810
                                                    ------------
                                                       2,056,415
                                                    ------------
                     HEALTHCARE -- SERVICES: 0.2%
       1,000         Aetna, Inc.                          85,000
         950    @    Anthem, Inc.                         85,082
       1,000         HCA, Inc.                            41,590
       1,100    @    Humana, Inc.                         18,590
         650         Manor Care, Inc.                     21,242
         500         Quest Diagnostics                    42,475
       4,200         UnitedHealth Group, Inc.            261,450
       1,250    @    WellPoint Health Networks           140,013
                                                    ------------
                                                         695,442
                                                    ------------
                     HOME BUILDERS: 0.0%
         800         Centex Corp.                         36,600
                                                    ------------
                                                          36,600
                                                    ------------
                     HOME FURNISHINGS: 0.0%
         900         Leggett & Platt, Inc.                24,039
         400         Whirlpool Corp.                      27,440
                                                    ------------
                                                          51,479
                                                    ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.0%
         550         Avery Dennison Corp.                 35,206
       1,000         Clorox Co.                           53,780
         750         Fortune Brands, Inc.                 56,572
                                                    ------------
                                                         145,558
                                                    ------------
                     INSURANCE: 0.9%
       1,900    @@   ACE Ltd.                             80,332
       2,600         Aflac, Inc.                         106,106
       4,750         Allstate Corp.                      221,113
         550         Ambac Financial Group, Inc.          40,392
      13,250         American Intl. Group, Inc.          944,459
       2,100         AON Corp.                            59,787
       1,250         Chubb Corp.                          85,225
       1,100         Cigna Corp.                          75,691
       1,260         Cincinnati Financial Corp.           54,835
       1,350         Hartford Financial Services
                       Group, Inc.                        92,799
         300         Jefferson-Pilot Corp.                15,240
       1,250         Lincoln National Corp.               59,063
         950         Loews Corp.                          56,962
       2,600         Marsh & McLennan Cos., Inc.         117,988
         750         MBIA, Inc.                           42,840
       3,750         Metlife, Inc.                       134,438
         700         MGIC Investment Corp.                53,102
       1,600         Principal Financial Group            55,648
       1,900         Progressive Corp.                   162,070
       2,700         Prudential Financial, Inc.          125,469
         700         Safeco Corp.                         30,800
       5,650         St. Paul Cos.                       229,050


   Shares                                              Value
----------------------------------------------------------------
         900         Torchmark Corp.                $     48,420
         700    @@   XL Capital Ltd.                      52,822
                                                    ------------
                                                       2,944,651
                                                    ------------
                     INTERNET: 0.2%
       3,200    @    eBay, Inc.                          294,240
         750    @    Monster Worldwide, Inc.              19,290
       2,600    @    Symantec Corp.                      113,828
       2,700    @    Yahoo!, Inc.                         98,091
                                                    ------------
                                                         525,449
                                                    ------------
                     IRON/STEEL: 0.0%
         450         Nucor Corp.                          34,542
         650         United States Steel Corp.            22,828
                                                    ------------
                                                          57,370
                                                    ------------
                     LEISURE TIME: 0.1%
         600         Brunswick Corp.                      24,480
       3,150         Carnival Corp.                      148,050
       1,500         Harley-Davidson, Inc.                92,910
       1,050         Sabre Holdings Corp.                 29,096
                                                    ------------
                                                         294,536
                                                    ------------
                     LODGING: 0.1%
         700         Harrah's Entertainment, Inc.         37,870
       2,400         Hilton Hotels Corp.                  44,784
       1,200         Marriott Intl., Inc.                 59,856
         950         Starwood Hotels & Resorts
                       Worldwide, Inc.                    42,608
                                                    ------------
                                                         185,118
                                                    ------------
                     MACHINERY -- CONSTRUCTION & MINING: 0.1%
       2,350         Caterpillar, Inc.                   186,684
                                                    ------------
                                                         186,684
                                                    ------------
                     MACHINERY -- DIVERSIFIED: 0.1%
       2,100         Deere & Co.                         147,294
         850         Rockwell Automation, Inc.            31,884
                                                    ------------
                                                         179,178
                                                    ------------
                     MEDIA: 0.5%
       3,100         Clear Channel Communications,
                       Inc.                              114,545
         400         Dow Jones & Co., Inc.                18,040
       1,350         Gannett Co., Inc.                   114,548
         400         Knight-Ridder, Inc.                  28,800
       1,600         McGraw-Hill Cos., Inc.              122,512
         200         Meredith Corp.                       10,992
       1,000         New York Times Co.                   44,710
      22,400    @    Time Warner, Inc.                   393,792
       1,650         Tribune Co.                          75,141
       8,700         Viacom, Inc.                        310,764
      10,100         Walt Disney Co.                     257,449
                                                    ------------
                                                       1,491,293
                                                    ------------
                     MINING: 0.1%
       4,650         Alcoa, Inc.                         153,590
         900         Newmont Mining Corp.                 34,884
         800         Phelps Dodge Corp.                   62,008
                                                    ------------
                                                         250,482
                                                    ------------
                     MISCELLANEOUS MANUFACTURING: 1.1%
       6,750         3M Co.                              607,567
         450         Cooper Industries Ltd.               26,735
         200         Crane Co.                             6,278
       1,500         Danaher Corp.                        77,775
       1,050         Dover Corp.                          44,205
         600         Eastman Kodak Co.                    16,188
         800         Eaton Corp.                          51,792
      50,700         General Electric Co.              1,642,679
       4,250         Honeywell Intl., Inc.               155,678
       1,500         Illinois Tool Works, Inc.           143,835

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES V                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURING (CONTINUED)
         350    @@   Ingersoll-Rand Co.             $     23,909
         600         ITT Industries, Inc.                 49,800
         800         Pall Corp.                           20,952
         650         Textron, Inc.                        38,578
      13,550    @@   Tyco Intl. Ltd.                     449,046
                                                    ------------
                                                       3,355,017
                                                    ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.0%
       1,100         Pitney Bowes, Inc.                   48,675
       4,050    @    Xerox Corp.                          58,725
                                                    ------------
                                                         107,400
                                                    ------------
                     OIL AND GAS: 1.2%
         600         Amerada Hess Corp.                   47,514
       1,200         Anadarko Petroleum Corp.             70,320
       1,650         Apache Corp.                         71,858
       2,700         Burlington Resources, Inc.           97,686
       8,500         ChevronTexaco Corp.                 799,934
       3,200         ConocoPhillips                      244,128
       2,050         Devon Energy Corp.                  135,300
         800         EOG Resources, Inc.                  47,768
      40,150         Exxon Mobil Corp.                 1,783,061
         700         Kerr-McGee Corp.                     37,639
       2,150         Marathon Oil Corp.                   81,356
         300   @,@@  Nabors Industries Ltd.               13,566
         700    @    Noble Corp.                          26,523
       3,250         Occidental Petroleum Corp.          157,333
         600         Sunoco, Inc.                         38,172
         650    @    Transocean, Inc.                     18,811
       1,250         Unocal Corp.                         47,500
       1,100         Valero Energy Corp.                  81,136
                                                    ------------
                                                       3,799,605
                                                    ------------
                     OIL AND GAS SERVICES: 0.0%
         650         Baker Hughes, Inc.                   24,473
         700    @    BJ Services Co.                      32,088
       1,200         Schlumberger Ltd.                    76,212
                                                    ------------
                                                         132,773
                                                    ------------
                     PACKAGING AND CONTAINERS: 0.0%
         300         Ball Corp.                           21,615
         600         Bemis Co.                            16,950
       1,200    @    Pactiv Corp.                         29,928
         450    @    Sealed Air Corp.                     23,972
                                                    ------------
                                                          92,465
                                                    ------------
                     PHARMACEUTICALS: 1.1%
       3,150         Abbott Laboratories                 128,394
         650         Allergan, Inc.                       58,188
         500         Amerisourcebergen Corp.              29,890
       9,800         Bristol-Myers Squibb Co.            240,100
       2,150         Cardinal Health, Inc.               150,608
       2,950    @    Caremark Rx, Inc.                    97,173
       5,600         Eli Lilly & Co.                     391,496
         550    @    Express Scripts, Inc.                43,577
       1,800    @    Forest Laboratories, Inc.           101,934
         800    @    Hospira Inc                          22,080
       2,000    @    King Pharmaceuticals, Inc.           22,900
       1,758    @    Medco Health Solutions, Inc.         65,925
      11,100         Merck & Co., Inc.                   527,249
       1,450         Mylan Laboratories                   29,363
      37,900         Pfizer, Inc.                      1,299,211
         600    @    Watson Pharmaceuticals, Inc.         16,140
       6,650         Wyeth                               240,464
                                                    ------------
                                                       3,464,692
                                                    ------------
                     PIPELINES: 0.0%
         900         Kinder Morgan, Inc.                  53,361
       3,600         Williams Cos., Inc.                  42,840
                                                    ------------
                                                          96,201
                                                    ------------


   Shares                                              Value
----------------------------------------------------------------
                     REITS: 0.0%
         400         Simon Property Group, Inc.     $     20,568
                                                    ------------
                                                          20,568
                                                    ------------
                     RETAIL: 1.2%
       1,250    @    Autonation, Inc.                     21,375
         400    @    Autozone, Inc.                       32,040
       1,450    @    Bed Bath & Beyond, Inc.              55,753
       2,650         Best Buy Co., Inc.                  134,461
       2,400         Costco Wholesale Corp.               98,568
       2,000         CVS Corp.                            84,040
       1,200         Darden Restaurants, Inc.             24,660
       1,600         Dollar General Corp.                 31,296
         350         Family Dollar Stores                 10,647
       1,450         Federated Department Stores          71,195
       8,200         Gap, Inc.                           198,850
      11,500         Home Depot, Inc.                    404,799
       1,400         JC Penney Co., Inc. Holding
                       Co.                                52,864
       3,850         Limited Brands                       71,995
       3,900         Lowe's Cos., Inc.                   204,945
       1,500         May Department Stores Co.            41,235
       8,450         McDonald's Corp.                    219,700
         900         Nordstrom, Inc.                      38,349
       2,500    @    Office Depot, Inc.                   44,775
       1,350         RadioShack Corp.                     38,651
       1,100         Sears Roebuck and Co.                41,536
       4,300         Staples, Inc.                       126,033
       2,650    @    Starbucks Corp.                     115,222
       4,600         Target Corp.                        195,362
       2,500         TJX Cos., Inc.                       60,350
       1,500    @    Toys R US, Inc.                      23,895
      21,850         Wal-Mart Stores, Inc.             1,152,805
       5,200         Walgreen Co.                        188,292
         850         Wendy's Intl., Inc.                  29,614
       1,400         Yum! Brands, Inc.                    52,108
                                                    ------------
                                                       3,865,415
                                                    ------------
                     SAVINGS AND LOANS: 0.1%
         750         Golden West Financial Corp.          79,763
       4,500         Washington Mutual, Inc.             173,880
                                                    ------------
                                                         253,643
                                                    ------------
                     SEMICONDUCTORS: 0.6%
       1,850    @    Advanced Micro Devices, Inc.         29,415
       1,850    @    Altera Corp                          41,107
       1,800         Analog Devices, Inc.                 84,744
       8,550    @    Applied Materials, Inc.             167,751
       1,750    @    Applied Micro Circuits Corp.          9,310
       1,450    @    Broadcom Corp.                       67,817
      32,700         Intel Corp.                         902,519
       1,300    @    Kla-Tencor Corp.                     64,194
       1,500         Linear Technology Corp.              59,205
       2,900    @    LSI Logic Corp.                      22,098
       1,650         Maxim Integrated Products            86,493
       3,150    @    Micron Technology, Inc.              48,227
       1,800    @    National Semiconductor Corp.         39,582
         900    @    Novellus Systems, Inc.               28,296
         400    @    Teradyne, Inc.                        9,080
       8,650         Texas Instruments, Inc.             209,156
       1,650         Xilinx Inc                           54,962
                                                    ------------
                                                       1,923,956
                                                    ------------
                     SOFTWARE: 1.1%
       1,150         Adobe Systems, Inc.                  53,475
         900         Autodesk, Inc.                       38,529
       2,950         Automatic Data Processing           123,546
       1,300    @    BMC Software, Inc.                   24,050
       1,350    @    Citrix Systems, Inc.                 27,486
       2,950         Computer Associates Intl.,
                       Inc.                               82,777
       3,100    @    Compuware Corp.                      20,460
       1,450    @    Electronic Arts, Inc.                79,098

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING GET SERIES V                     as of June 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------


   Shares                                              Value
----------------------------------------------------------------
                     SOFTWARE (CONTINUED)
       4,422         First Data Corp.               $    196,867
       1,000    @    Fiserv, Inc.                         38,890
       1,850         IMS Health, Inc.                     43,364
         950    @    Intuit, Inc.                         36,651
         200    @    Mercury Interactive Corp.             9,966
      72,650         Microsoft Corp.                   2,074,883
       2,800    @    Novell, Inc.                         23,492
      26,350    @    Oracle Corp.                        314,355
       1,850    @    Peoplesoft, Inc.                     34,225
       2,400    @    Siebel Systems, Inc.                 25,632
       2,100    @    Veritas Software Corp.               58,170
                                                    ------------
                                                       3,305,916
                                                    ------------
                     TELECOMMUNICATIONS: 1.1%
       1,550         Alltel Corp.                         78,461
       3,800         AT&T Corp.                           55,594
       5,450    @    AT&T Wireless Services, Inc.         78,044
       2,850    @    Avaya, Inc.                          45,002
      12,200         Bellsouth Corp.                     319,884
         800         CenturyTel, Inc.                     24,032
      34,100    @    Cisco Systems, Inc.                 808,169
       1,600    @    Citizens Communications Co.          19,360
         850    @    Comverse Technology, Inc.            16,949
       6,400    @    Corning, Inc.                        83,584
      20,900    @    Lucent Technologies, Inc.            79,002
      20,150         Motorola, Inc.                      367,738
       5,550    @    Nextel Communications, Inc.         147,963
       5,400         Qualcomm, Inc.                      394,092
      16,550         SBC Communications, Inc.            401,337
       1,400         Scientific-Atlanta, Inc.             48,300
       7,250         Sprint Corp.-FON Group              127,600
       2,000    @    Tellabs, Inc.                        17,480
      13,750         Verizon Communications, Inc.        497,612
                                                    ------------
                                                       3,610,203
                                                    ------------
                     TEXTILES: 0.0%
       1,100         Cintas Corp.                         52,437
                                                    ------------
                                                          52,437
                                                    ------------
                     TOYS/GAMES/HOBBIES: 0.0%
       1,300         Hasbro, Inc.                         24,700
                                                    ------------
                                                          24,700
                     TRANSPORTATION: 0.2%
       1,800         Burlington Northern Santa Fe
                       Corp.                              63,126
       1,500         FedEx Corp                          122,535
       1,950         Norfolk Southern Corp.               51,714
         250         Ryder System, Inc.                   10,018
       5,600         United Parcel Service, Inc.         420,952
                                                    ------------
                                                         668,345
                                                    ------------
                     Total Common Stock
                       (Cost $51,049,466)             55,461,779
                                                    ------------
 Principal
   Amount                                              Value
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.5%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION:
                       25.6%
$ 90,000,000         4.030%, due 10/15/08           $ 75,959,100
   5,375,000         4.130%, due 07/15/08              4,597,189
                                                    ------------
                                                      80,556,289
                                                    ------------

 Principal
   Amount                                              Value
----------------------------------------------------------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION:
                       29.9%
$109,000,000         4.100%, due 05/15/08           $ 93,861,535
                                                    ------------
                                                      93,861,535
                                                    ------------
                     Total U.S. Government Agency
                       Obligations
                       (Cost $185,491,765)           174,417,824
                                                    ------------
CORPORATE BONDS: 16.3%
                     DIVERSIFIED FINANCIAL SERVICES: 15.1%
  55,000,000         Resolution Funding Corp
                       Interest Strip, 3.930%, due
                       07/15/08                       47,363,470
                                                    ------------
                                                      47,363,470
                                                    ------------
                     REGIONAL(STATE/PROVINCE): 1.2%
   4,604,000         Tennessee Valley Authority,
                       4.270%, due 07/15/08            3,917,705
                                                    ------------
                                                       3,917,705
                                                    ------------
                     Total Corporate Bonds
                       (Cost $54,562,895)             51,281,175
                                                    ------------
U.S. TREASURY OBLIGATIONS: 10.0%
                     U.S. TREASURY STRIP PRINCIPAL: 10.0%
  16,466,000         3.630%, due 05/15/08             14,341,211
  14,205,000         4.130%, due 06/27/08             12,170,020
   5,763,000         4.240%, due 10/06/08              4,869,118
                                                    ------------
                     Total U.S. Treasury
                       Obligations
                       (Cost $32,411,847)             31,380,349
                                                    ------------
REPURCHASE AGREEMENT: 0.7%
                     REPURCHASE AGREEMENT: 0.7%
   2,352,000         Goldman Sachs Repurchase
                       Agreement dated 06/30/04,
                       1.500%, due 07/01/04,
                       $2,352,098 to be received
                       upon repurchase
                       (Collateralized by
                       $2,165,000 Federal Home
                       Loan Mortgage Corporation
                       6.625%, Market Value
                       $2,424,005, due 09/15/09)       2,352,000
                                                    ------------
                     Total Repurchase Agreement
                       (Cost $2,352,000)               2,352,000
                                                    ------------

              TOTAL INVESTMENTS IN
                SECURITIES
                (COST $325,867,973)*        100.1%   $314,893,127
              OTHER ASSETS AND
                LIABILITIES-NET              (0.1)       (212,172)
                                            -----    ------------
              NET ASSETS                    100.0%   $314,680,955
                                            =====    ============

 @     Non-income producing security
 @@    Foreign issuer
 *     Cost for federal income tax purposes is $326,113,224.
       Net unrealized depreciation consists of:

      Gross Unrealized Appreciation                 $  5,208,181
      Gross Unrealized Depreciation                  (16,428,278)
                                                    ------------
      Net Unrealized Depreciation                   $(11,220,097)
                                                    ============

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Fund's Board of Trustees. A trustee who is not an interested person of the Funds, as defined in the 1940 Act, is an independent trustee ("Non-Interested Trustee"). The Trustees of the Funds are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                             POSITION(S) HELD    TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                                 WITH THE        AND LENGTH OF               DURING THE PAST FIVE
NAME, ADDRESS AND AGE                             TRUST          TIME SERVED(1)                     YEARS
---------------------                        ----------------    --------------            -----------------------
NON-INTERESTED TRUSTEES:

Albert E. DePrince, Jr.                          Trustee        June 1998 --       Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                                    present            Center (August 1999 -- Present) and
Scottsdale, AZ 85258                                                               Professor of Economics and Finance,
Born: 1941                                                                         Middle Tennessee State University (1991
                                                                                   to Present).

Maria T. Fighetti                                Trustee        April 1994 --      Retired. Formerly, Attorney, New York
7337 E. Doubletree Ranch Rd.                                    present            City Department of Mental Health (June
Scottsdale, AZ 85258                                                               1973 -- October 2002) and Associate
Born: 1943                                                                         Commissioner (1995 -- 2002).

Sidney Koch                                      Trustee        April 1994 --      Financial Adviser, Self- Employed
7337 E. Doubletree Ranch Rd.                                    present            (January 1993 -- Present).
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard                               Trustee        June 1991 --       Retired. Formerly, Dean, Barney School
7337 E. Doubletree Ranch Rd.                                    present            of Business, University of Hartford
Scottsdale, AZ 85258                                                               (August 1996 -- June 2004).
Born: 1937

Edward T. O'Dell                                 Trustee        June 2002 --       Retired. Formerly, Partner/Chairman of
7337 E. Doubletree Ranch Rd.                                    present            Financial Service Group, Goodwin Procter
Scottsdale, AZ 85258                                                               LLP (June 1966 -- September 2000);
Born: 1935

Joseph E. Obermeyer(2)                           Trustee        January 2003 --    President, Obermeyer & Associates, Inc.
7337 E. Doubletree Ranch Rd.                                    present            (Consulting firm) (November 1999 --
Scottsdale, AZ 85258                                                               Present) and Senior Manager, Arthur
Born: 1957                                                                         Andersen LLP (1995 -- October 1999).

DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox(3)                                  Trustee        December 1997 --   Vice Chairman and Chief Operating
Aeltus Investment Management, Inc.                              present            Officer, ING Investment Management
10 State House Square                                                              (September 2002 -- Present); President
Hartford, CT                                                                       and Chief Executive Officer (April
Born: 1955                                                                         2001 -- Present), Managing Director and
                                                                                   Chief Operating Officer (April
                                                                                   1994 -- April 2001), Aeltus Investment
                                                                                   Management, Inc.

                                              NUMBER OF
                                             PORTFOLIOS
                                               IN FUND
                                               COMPLEX
                                             OVERSEEN BY             OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE                          TRUSTEE                 HELD BY TRUSTEE
---------------------                        -----------             -------------------
NON-INTERESTED TRUSTEES:
Albert E. DePrince, Jr.                          53        Director, International Economic Society
7337 E. Doubletree Ranch Rd.                               (October 2002 -- Present); Academy of
Scottsdale, AZ 85258                                       Economics and Finance (February
Born: 1941                                                 2001 -- Present).
Maria T. Fighetti                                53        None
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
Sidney Koch                                      53        Director, Northwest Center for the Arts,
7337 E. Doubletree Ranch Rd.                               Torrington, CT.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                               53        Director/Trustee, Mass Mutual Corporate
7337 E. Doubletree Ranch Rd.                               and Participation Investors (April
Scottsdale, AZ 85258                                       1997 -- Present) Director, Advest Trust
Born: 1937                                                 Company (1998 -- Present); Director,
                                                           Connecticut Health Foundation (2002 --
                                                           Present).
Edward T. O'Dell                                 53        None
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Joseph E. Obermeyer(2)                           53        None
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1957
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Scott Fox(3)                                  53        Director of IPC Financial Network, Inc.
Aeltus Investment Management, Inc.                         (January 2001 -- Present); Director,
10 State House Square                                      Metro Hartford Chamber of Commerce and
Hartford, CT                                               The Greater Hartford Arts Council.
Born: 1955

--------------------------------------------------------------------------------

                                  POSITION(S) HELD    TERM OF OFFICE            PRINCIPAL OCCUPATION(S)
                                      WITH THE        AND LENGTH OF               DURING THE PAST FIVE
NAME, ADDRESS AND AGE                  TRUST          TIME SERVED(1)                     YEARS
---------------------             ----------------    --------------            -----------------------
Thomas J. McInerney(4)                Trustee        March 2002 --      Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                         present            Financial Services (September 2001 --
Scottsdale, AZ 85258                                                    Present); Member, ING Americas Executive
Born: 1956                                                              Committee (2001 -- Present); ING Aeltus
                                                                        Holding Company, Inc. (2000 -- Present),
                                                                        ING Retail Holding Company
                                                                        (1998 -- Present), and ING Retirement
                                                                        Holdings, Inc. (1997 -- Present).
                                                                        Formerly, President, ING Life Insurance
                                                                        & Annuity Company (September
                                                                        1997 -- November 2002); President, Chief
                                                                        Executive Officer and Director of
                                                                        Northern Life Insurance Company (March
                                                                        2001 -- October 2002); General Manager
                                                                        and Chief Executive Officer, ING
                                                                        Worksite Division (December 2000 --
                                                                        October 2001), President, ING-SCI, Inc.
                                                                        (August 1997 -- December 2000);
                                                                        President, Aetna Financial Services
                                                                        (August 1997 -- December 2000).

                                   NUMBER OF
                                  PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                                  OVERSEEN BY             OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUSTEE                 HELD BY TRUSTEE
---------------------             -----------             -------------------
Thomas J. McInerney(4)                171       Director, Equitable Life Insurance Co.,
7337 E. Doubletree Ranch Rd.                    Golden American Life Insurance Co., Life
Scottsdale, AZ 85258                            Insurance Company of Georgia, Midwestern
Born: 1956                                      United Life Insurance Co., ReliaStar
                                                Life Insurance Co., Security Life of
                                                Denver, Security Connecticut Life
                                                Insurance Co., Southland Life Insurance
                                                Co., USG Annuity and Life Company, and
                                                United Life and Annuity Insurance Co.,
                                                Inc. (March 2001 -- Present); Member of
                                                the Board, Bushnell Performing Arts
                                                Center; St. Francis Hospital; National
                                                Conference for Community Justice; and
                                                Metro Atlanta Chamber of Commerce.

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Mr. Obermeyer was elected to the Board on January 1, 2003.

(3) Mr. Fox is an "interested person," as defined under the 1940 Act, because of his relationship with ING Aeltus, an affiliate of ING Investments.

(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

--------------------------------------------------------------------------------

                                                                TERM OF OFFICE
                                     POSITION(S) HELD            AND LENGTH OF                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 WITH THE TRUST            TIME SERVED(1)               DURING THE PAST FIVE YEARS
---------------------                ----------------           --------------               --------------------------

James M. Hennessy                 President, Chief          March 2002 -- present     President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.      Executive Officer and                               ING Investments, LLC (December
Scottsdale, AZ 85258              Chief Operating Officer                             2001 -- Present). Formerly, Senior
Born: 1949                                                                            Executive Vice President and Chief
                                                                                      Operating Officer, ING Investments, LLC
                                                                                      (April 1995 -- December 2000); and
                                                                                      Executive Vice President, ING
                                                                                      Investments, LLC (May 1998 -- June
                                                                                      2000).

Michael J. Roland                 Executive Vice            April 2002 -- present     Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.      President and Assistant                             Financial Officer and Treasurer, ING
Scottsdale, AZ 85258              Secretary                                           Investments, LLC (December
Born: 1958                                                                            2001 -- Present). Formerly, Senior Vice
                                  Principal Financial       March 2002 -- present     President, ING Investments, LLC (June
                                  Officer                                             1998 -- December 2001).

Stanley D. Vyner                  Executive Vice            March 2002 -- present     Executive Vice President, ING
7337 E. Doubletree Ranch Rd.      President                                           Investments, LLC and certain of its
Scottsdale, AZ 85258                                                                  affiliates (July 2000 -- Present) and
Born: 1950                                                                            Chief Investment Risk Officer (June
                                                                                      2003 -- Present); Formerly, Chief
                                                                                      Investment Officer for the International
                                                                                      Portfolios, ING Investments, LLC (July
                                                                                      1996 -- June 2003); and President and
                                                                                      Chief Executive Officer, ING
                                                                                      Investments, LLC (August 1996 -- August
                                                                                      2000).

Robert S. Naka                    Senior Vice President     March 2002 -- present     Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.      and Assistant Secretary                             Secretary, ING Fund Services, LLC
Scottsdale, AZ 85258                                                                  (October 2001 -- Present). Formerly,
Born: 1963                                                                            Senior Vice President and Assistant
                                                                                      Secretary, ING Funds Services, LLC
                                                                                      (February 1997 -- August 1999).

Kimberly A. Anderson              Senior Vice President     December 2003 --          Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                present                   LLC (October 2003 -- Present). Formerly,
Scottsdale, AZ 85258                                                                  Vice President and Assistant Secretary,
Born: 1964                                                                            ING Investments, LLC (October 2001 --
                                                                                      October 2003); Assistant Vice President,
                                                                                      ING Funds Services, LLC (November
                                                                                      1999 -- January 2001); and has held
                                                                                      various other positions with ING Funds
                                                                                      Services, LLC for more than the last
                                                                                      five years.

Huey P. Falgout, Jr.              Assistant Secretary       September 2003 --         Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                present                   Services (September 2003 -- Present).
Scottsdale, AZ 85258                                                                  Formerly, Counsel, ING U.S. Financial
Born: 1963                                                                            Services (November 2002 -- September
                                                                                      2003); and Associate General Counsel of
                                                                                      AIG American General (January
                                                                                      1999 -- November 2002).

Robyn L. Ichilov                  Vice President and        March 2002 -- present     Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.      Treasurer                                           (October 2001 -- Present) and ING
Scottsdale, AZ 85258                                                                  Investments, LLC (August
Born: 1967                                                                            1997 -- Present).

Lauren D. Bensinger               Vice President            March 2003 -- present     Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                          Officer, ING Funds Distributor, LLC
Scottsdale, AZ 85258                                                                  (July 1995 -- Present); Vice President
Born: 1954                                                                            (February 1996 -- Present) and Chief
                                                                                      Compliance Officer (October
                                                                                      2001 -- Present), ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                TERM OF OFFICE
                                     POSITION(S) HELD            AND LENGTH OF                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 WITH THE TRUST            TIME SERVED(1)               DURING THE PAST FIVE YEARS
---------------------                ----------------           --------------               --------------------------
Todd Modic                        Vice President            September 2003 --         Vice President of Financial
7337 E. Doubletree Ranch Rd.                                present                   Reporting -- Fund Accounting of ING
Scottsdale, AZ 85258                                                                  Funds Services, LLC (September
Born: 1967                                                                            2002 -- Present). Formerly, Director of
                                                                                      Financial Reporting, ING Investments,
                                                                                      LLC (March 2001 -- September 2002);
                                                                                      Director of Financial Reporting, Axient
                                                                                      Communications, Inc. (May
                                                                                      2000 -- January 2001); and Director of
                                                                                      Finance, Rural/Metro Corporation (March
                                                                                      1995 -- May 2000).

Theresa Kelety                    Secretary                 September 2003 --         Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                present                   (April 2003 -- Present). Formerly,
Scottsdale, AZ 85258                                                                  Senior Associate with Shearman &
Born: 1963                                                                            Sterling (February 2000 -- April 2003);
                                                                                      and Associate with Sutherland Asbill &
                                                                                      Brennan (1996 -- February 2000).

Susan P. Kinens                   Assistant Vice            March 2003 -- present     Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.      President and Assistant                             Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258              Secretary                                           (December 2002 -- Present); and has held
Born: 1976                                                                            various other positions with ING Funds
                                                                                      Services, LLC for more than the last
                                                                                      five years.

Maria M. Anderson                 Assistant Vice            April 2002 -- present     Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.      President                                           Services, LLC (October 2001 -- Present).
Scottsdale, AZ 85258                                                                  Formerly, Manager of Fund Accounting and
Born: 1958                                                                            Fund Compliance, ING Investments, LLC
                                                                                      (September 1999 -- November 2001); and
                                                                                      Section Manager of Fund Accounting,
                                                                                      Stein Roe Mutual Funds (July
                                                                                      1998 -- August 1999).

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

        INVESTMENT MANAGER
        ING Investments, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258

        ADMINISTRATOR
        ING Funds Services, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258

        DISTRIBUTOR
        ING Funds Distributor, LLC
        7337 E. Doubletree Ranch Road
        Scottsdale, Arizona 85258
        1-800-992-0180

        TRANSFER AGENT
        DST Systems, Inc.
        P.O. Box 419368
        Kansas City, Missouri 64141

        CUSTODIAN
        The Bank of New York
        100 Colonial Center Parkway, Suite 300
        Lake Mary, Florida 32746

        LEGAL COUNSEL
        Goodwin Procter LLP
        Exchange Place
        53 State Street
        Boston, MA 02109

        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        KPMG LLP
        99 High Street
        Boston, MA 02110

        BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE PORTFOLIOS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE PORTFOLIOS' WEBSITE AT WWW.INGFUNDS.COM AND ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

                                                     ---------------------------
                                                              PRESORTED
                                                               STANDARD
         [ING FUNDS LOGO]                                    U.S. POSTAGE
                                                                 PAID
                                                              BOSTON MA
                                                           PERMIT NO. 57842
                                                     ---------------------------

                                    VPSAR-GET       (0604-081804)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 11(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Corine Norgaard and Joseph Obermeyer are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Norgaard and Mr. Obermeyer are both "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board during the period covered by the N-CSR filing. The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). Currently, there is no written charter for the Nominating Committee and neither the Committee nor the Board has adopted a formal policy regarding the consideration of nominees recommended by shareholders. It is anticipated that these matters will be considered by the Committee and the Board during the upcoming year and that a formal charter containing policies with respect to the consideration of nominees recommended by shareholders will be approved by the Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

     (3) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET FUND

By  /s/ James M. Hennessy
    ----------------------------------------
    James M. Hennessy
    President and Chief Executive Officer

Date: August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ James M. Hennessy
    ----------------------------------------
    James M. Hennessy
    President and Chief Executive Officer

Date: August 30, 2004

By  /s/ Michael J. Roland
    ----------------------------------------
    Michael J. Roland
    Executive Vice President and Chief Financial Officer

Date: August 30, 2004